    As filed with the Securities and Exchange Commission on October 2, 1998

                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.
                                ------                                 -----

    Post-Effective Amendment No.  10                                     X
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                                   and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

    Amendment No.    11                                                  X
                   ------                                              -----


                       (Check appropriate box or boxes.)

                         AIM VARIABLE INSURANCE FUNDS, INC.
           -------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
   ----------------------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                    ------------------

                                Charles T. Bauer
              11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
   ----------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                            Nancy L. Martin, Esquire
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                           Houston, Texas  77046-1173

Approximate Date of Proposed Public Offering:        Continuous

It is proposed that this filing will become effective (check appropriate box)


               immediately upon filing pursuant to paragraph (b)
    ------
               on date pursuant to paragraph (b)
    ------
               60 days after filing pursuant to paragraph (a)(1)
    ------
               on (date) pursuant to paragraph (a)(1)
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      X        75 days after filing pursuant to paragraph (a)(2)
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               on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following:


                This post-effective amendment designates a new effective date
    -------     for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

                                                                          [LOGO]

[AIM LOGO APPEARS HERE]

AIM  VARIABLE  INSURANCE  FUNDS,  INC.

AIM V.I. GLOBAL GROWTH AND INCOME FUND


PROSPECTUS
            , 1998

           AIM V.I. GLOBAL GROWTH AND INCOME FUND (the "Fund") is one of fifteen investment portfolios comprising series of AIM Variable Insurance Funds, Inc. (the "Company"), an open-end, series, management investment company. Shares of the Fund are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Fund may be offered, in the future, to certain pension or retirement plans. The Fund is a diversified portfolio which seeks long-term capital appreciation together with current income. The address for the Company is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, and its telephone number is (713) 626-1919.

           This prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional
           Information dated           , 1998, has been filed with the United
           States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown above. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
About the Fund................................     2
Performance...................................     2
Investment Objective and Program..............     3
Risk Factors..................................     7
Management....................................     8
Purchase and Redemption of Shares.............     9

                                                PAGE
                                                ----
Determination of Net Asset Value..............    10
Dividends, Distributions and Tax Matters......    10
General Information...........................    11
APPENDIX A....................................   A-1
APPENDIX B....................................   B-1

--------------------------------------------------------------------------------

                                 ABOUT THE FUND

  THE FUND, AIM V.I. AGGRESSIVE GROWTH FUND, AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. CAPITAL DEVELOPMENT FUND, AIM V.I. DIVERSIFIED INCOME FUND, AIM V.I. GLOBAL UTILITIES FUND, AIM V.I. GOVERNMENT SECURITIES FUND, AIM V.I. GROWTH FUND, AIM V.I. GROWTH AND INCOME FUND, AIM V.I. HIGH YIELD FUND, AIM V.I. INTERNATIONAL EQUITY FUND, AIM V.I. MONEY MARKET FUND, AIM V.I. TELECOMMUNICATIONS FUND and AIM V.I. VALUE FUND (collectively, the "Funds") are separate series of shares of the Company, a Maryland corporation organized on January 22, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company (see "General Information -- Organization of the Company"). The Fund has its own investment objective and policies designed to meet specific investment goals, operates as a non-diversified, open-end management investment company and expects to be treated as a regulated investment company for federal income tax purposes.

  The Fund invests in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. The Fund continuously offers new shares for sale to separate accounts of participating life insurance companies ("Participating Insurance Companies"), and stands ready to redeem its outstanding shares for cash at their net asset value. A I M Advisors, Inc. ("AIM"), the investment advisor for the Fund, and INVESCO Asset Management Limited ("INVESCO"), the investment sub-advisor for the Fund, continuously review and, from time to time, changes the portfolio holdings of the Fund in pursuit of the Fund's objective.

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.
--------------------------------------------------------------------------------

                                  PERFORMANCE

  The Fund's performance may be quoted in advertising in terms of total return. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Average annual total return is computed in accordance with a standardized formula described in the Statement of Additional Information. BECAUSE AVERAGE ANNUAL TOTAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual total returns into income results and capital gain or loss.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's total return. Quotations of the Fund's performance will not reflect charges levied at the separate account level.

  The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

--------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND PROGRAM

  Set forth in this section is a statement of the Fund's investment objective along with a description of its investment policies, strategies and practices. The investment objective of the Fund is deemed to be a fundamental policy and, therefore, unless permitted by law, may not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the 1940 Act). The Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. The Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in the Statement of Additional Information. Individuals considering the purchase of shares of the Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that the Fund will achieve its investment objective.

  INVESTMENT OBJECTIVE. The Fund's investment objectives are long-term capital appreciation together with current income. In seeking those objectives, the Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or, if unrated, are determined by AIM/INVESCO to be of comparable quality. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus.)

  Up to 35% of the Fund's assets may be invested in other equity securities, convertible securities and investment grade government and corporate debt obligations which AIM/INVESCO believes will assist the Fund in achieving its objectives.

  Equity securities that the Fund may purchase include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

  Under normal market conditions, the Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

  AIM/INVESCO allocates the Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon AIM/INVESCO's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its assets in either equity securities or debt securities.

  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES. The Fund has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. The Fund may: (1) invest in money market obligations, foreign securities (including ADRs, EDRs and other similar securities), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; (2) purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; and (3) lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

  The Fund may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. The Fund may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in the Statement of Additional Information for more detailed information.

  MONEY MARKET OBLIGATIONS. Bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, U.S. Government direct obligations, including U.S. Treasury obligations and repurchase agreements secured by such obligations, and U.S. Government agencies' securities are collectively referred to as "Money Market Obligations," are briefly described in Appendix B to this Prospectus, and are more fully described in the Statement of Additional Information. When deemed appropriate for temporary or defensive purposes, the Fund may hold cash or cash equivalent Money Market Obligations. Although the Fund is not required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM/INVESCO to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM/INVESCO has determined to be of comparable credit quality. To the extent the Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

  In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to its investment objective, AIM/INVESCO may invest all or substantially all of the assets of the Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

  CONVERTIBLE SECURITIES. To the extent consistent with its investment objective, the Fund may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Fund invests in such securities without regard to corporate bond ratings.

  FOREIGN SECURITIES. To the extent consistent with its investment objective, the Fund may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than 90% of the value of the total assets of the Fund.

  The Fund may invest up to 90% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Fund will be invested in securities of issuers located in at least three different countries, one of which will be the United States. No more than 40% of the Fund's total assets will be invested in securities of issuers located in any one country other than the United States. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Prospectus. In addition, investors should also be aware that the Fund may invest in companies located within emerging or developing countries.

  ADRS AND EDRS. To the extent consistent with its investment objective, the Fund may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price. The Fund may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Prospectus for percentage limitations on borrowings.

  DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. The Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

  If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

  BORROWING. The Fund may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The Fund will restrict borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

  ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities which are illiquid.

  RULE 144A SECURITIES. The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM/INVESCO will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  LENDING OF PORTFOLIO SECURITIES. The Fund may, from time to time, lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SHORT SALES. The Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Fund will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the Fund's total assets at any given time.

  OPTIONS. The Fund may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is cov-ered if, for example, the Fund owns the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund maintains in a segregated account liquid assets with a value equal to the exercise price of the put option.

  The Fund may write call options on securities or securities indexes for the purpose of increasing its return (through receipt of premiums) or to provide a partial hedge against a decline in the value of its portfolio securities or both. The Fund may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

  The Fund may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

  The Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "collar."

  Options purchased or written by the Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

  In instances in which the Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

  The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

  The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. The Fund may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of its assets or assets it intends to acquire. In addition, the Fund may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. The Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. Although the Fund is authorized to invest in futures contracts and related options with respect to non-U.S. instruments, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. The Fund may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of the Fund's total assets will be com-mitted to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts are set forth above under "Options."

  To the extent that the Fund invests in securities denominated in foreign currencies, the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, the Fund may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

  In managing its currency exposure, the Fund may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying positions, such as in an ADR) denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. The Fund may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets which it could invest in foreign securities.

  There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM/INVESCO'S judgment in this respect will be correct. Accordingly, the Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.

  INVESTMENT RESTRICTIONS. The Fund has adopted a number of investment restrictions, as set forth in the Statement of Additional Information, some of which restrictions may not be changed without shareholder approval.
--------------------------------------------------------------------------------

                                  RISK FACTORS

  Investors should consider carefully the following special factors before investing in the Fund.

  FOREIGN SECURITIES. Investments by the Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by the Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

          CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.

          The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


  In addition, there are risks associated with certain investment strategies employed by the Fund as discussed in the previous section.

  PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objective, without regard to the impact on the portfolio turnover rate. The estimated portfolio turnover rate for the Fund is less than 100%. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. See "Dividends, Distributions and Tax Matters."
--------------------------------------------------------------------------------

                                   MANAGEMENT

  The overall management of the business and affairs of the Fund is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund or the Company, including the Master Advisory Agreement with AIM, the Master Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors"), the Custodian Agreement with State Street Bank and Trust Company (the "Custodian"), and the Transfer Agency Agreement with State Street Bank and Trust Company (the "Transfer Agent"). The day-to-day operations of the Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to the Fund pursuant to a master investment advisory agreement dated February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.

  Under the terms of the Fund's Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. The Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the Advisory Agreement. Pursuant to a master administrative services agreement dated May 1, 1998 (the "Administrative Services Agreement") between the Company and AIM with respect to the Fund, AIM provides the services of the

Company's principal financial officer (including related office, facilities and equipment) and may provide other administrative services requested by the Company's Board of Directors from time to time. A master administrative services agreement, with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may pay brokerage commissions to broker-dealers that may be affiliated with the Company and may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund.

  SUB-ADVISOR. INVESCO Asset Management Limited, 11 Devonshire Square, London, England EC2M4YR, serves as sub-advisor to the Fund pursuant to the Sub-Advisory Agreement between AIM and INVESCO. Under the terms of the Sub-Advisory Agreement, AIM has appointed INVESCO to provide certain investment advisory services for the Fund, subject to overall supervision by AIM and the Company's Board of Directors. INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and a disciplined investment process in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Fund and their titles with AIM or its subsidiaries and the Fund, the length of time they have been responsible for the management, their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below:

  Paul Griffiths, Michael Lindsell and John Nadell are primarily responsible for the day-to-day management of the Fund. Paul Griffiths is Head of Global Fixed Income for INVESCO (NY), Inc. and INVESCO GT Asset Management since 1997, and Portfolio Manager from 1994 to 1997. Prior to 1994, he was Global Bond Fund Manager for Lazard Investors from 1993 to 1994. Michael Lindsell has been Head of Investment Strategy for Global Equities for INVESCO (NY), Inc. and GT London since 1996. From 1992 to 1996, Mr. Lindsell was Chief Investment Officer for Japan for INVESCO GT Asset Management Asia Ltd. (Hong Kong) ("GT Asia") and Portfolio Manager for INVESCO (NY), Inc. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management (Tokyo). John Nadell has been a Portfolio Manager for INVESCO (NY), Inc. since July 1998 and for INVESCO GT Asset Management Japan Ltd. (Tokyo) ("GT Tokyo") since 1996. Mr. Nadell joined GT Tokyo in 1994 as an Investment Analyst. Prior thereto, Mr. Nadell was an Investment Analyst at Pacific Equity Management (Oakland, California) from 1990 to 1994.

  ADVISORY FEES. As compensation for its services AIM is paid an investment advisory fee, which is calculated for the Fund at an annual rate of 1.00% of the Fund's average daily net assets. As compensation for its services, INVESCO receives a fee from AIM equal to 0.40% of the Fund's average daily net assets.

  AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed for such fees prior to the end of each fiscal year. Any fee waivers will be shared proportionately by AIM and INVESCO. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors.

  ADMINISTRATOR. AIM provides various administrative services to the Company pursuant to an Administrative Services Agreement. AIM provides the services of a principal financial officer of the Company, who maintains the financial accounts and books and records of the Company and the Fund, including the review of daily net asset value calculations and the preparation of tax returns. The Fund reimburses AIM for expenses incurred by AIM or its subsidiaries in providing these services. AIM also provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. The Fund reimburses AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, in an amount up to 0.25% of the average net asset value of the Fund in excess of the net asset value of the Fund. However, AIM does not currently seek reimbursement of (i) the cost of the first three services listed above and (ii) the cost of any other service in excess of the amount charged by Participating Insurance Companies.

  DISTRIBUTOR. The Company has entered into a master distribution agreement, dated February 28, 1997 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the shares of the Fund. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain directors and officers of the Company are affiliated with AIM Distributors and AIM Management. The Distribution Agreement provides that AIM Distributors has the exclusive right to distribute shares of the Fund to insurance company separate accounts.

--------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

  The Company offers the shares of the Fund, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies (the "Policies"). Each separate account contains divisions, and one of the divisions corresponds to the Fund. Net purchase payments under the Contracts and Policies are placed in one or more of the divisions of the relevant separate account and the assets of the division that corresponds to the Fund are invested in the shares of the Fund. Each separate account purchases and redeems shares of the Fund for its respective division at net asset value without sales or redemption charges.

  The Company, in the future, may offer the shares of the Fund to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

  The Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. The Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

  The Company does not foresee any disadvantage to purchasers of Contracts or Policies (or to Plan participants) arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of Contracts and Policies (and the interests of any Plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the Company could cause the Contracts and Policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts (or Plans), a separate account (or Plan) may be required to withdraw its participation in the Fund. If it becomes necessary for any separate account (or
Plan) to replace shares of the Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Company and the Participating Insurance Companies (and any Plans investing in the Company) are subject to conditions imposed by the Securities and Exchange Commission and designed to prevent or remedy any conflict of interest. In this connection, the Board of Directors has the obligation to monitor events to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of the Fund will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of the Fund. The determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  VALUATION OF INVESTMENTS OF THE FUND. Among other items, the Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

  FUTURES CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

--------------------------------------------------------------------------------

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

  DIVIDENDS AND DISTRIBUTIONS. The Fund declares and distributes dividends representing net investment income annually. Substantially all net realized capital gains, if any, are distributed on an annual basis. All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund at the net asset value determined on the reinvestment date.

  TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. The Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

  In order to qualify as a regulated investment company, the Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts or Policies whose assets are invested in the Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts or Policies, the Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of the Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

  The Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

  The holding of the foreign currencies and investments by the Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund.

  The Fund may be subject to foreign withholding taxes on income from its investments in foreign securities. In any year in which more than 50% in value of the Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

  Holders of Contracts and Policies under which assets are invested in the Fund should refer to the prospectus for the Contracts and Policies for information regarding the tax aspects of ownership of such Contracts and Policies.

  Shareholders should also note that the IRS is currently considering whether and when the introduction of a single European currency (euro) in 1999 will cause gain or loss to be realized on foreign financial instruments denominated in certain European currencies, which could affect the amount of distributions made by the Fund investing in such instruments.

--------------------------------------------------------------------------------

                              GENERAL INFORMATION

  ORGANIZATION OF THE COMPANY. The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of fifteen separate portfolios.

  The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL GROWTH AND INCOME FUND, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. TELECOMMUNICATIONS FUND, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

  The shares of each Fund have equal rights with respect to voting, except that
(i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund. Shareholders of the Fund do not have cumulative voting rights.

  The Company understands that insurance company separate accounts owning shares of the Fund will vote their shares in accordance with instructions received from Policy or Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Policies or Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Fund in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Fund's shares, when issued, are fully paid and nonassessable.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for the Fund's portfolio securities and cash and also serves as the transfer agent and as dividend paying agent.

  LEGAL COUNSEL. Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Fund and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the Fund will not otherwise be adversely affected by the year 2000 issue.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the Fund prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling AIM Distributors. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

  Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

  *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard and Poor's Ratings Services classifications are as follows:

  *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

  B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

  CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

  CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC --" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

  D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  Duff & Phelps fixed-income ratings are as follows:

  *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

  CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  Fitch Investors Service, Inc.'s bond ratings are as follows:

  *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  *AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

  *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C -- Bonds are in imminent default in payment of interest or principal.

  DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Fund reserves the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

  U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

  BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

  CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

  TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

  COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice.

4. REPURCHASE AGREEMENTS.

  A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by ions.

5. TAXABLE MUNICIPAL SECURITIES.

  Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

[AIM LOGO]

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. TELECOMMUNICATIONS FUND


PROSPECTUS
            , 1998

           AIM V.I. TELECOMMUNICATIONS FUND (the "Fund") is one of fifteen investment portfolios comprising series of AIM Variable Insurance Funds, Inc. (the "Company"), an open-end, series, management investment company. Shares of the Fund are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Fund may be offered, in the future, to certain pension or retirement plans. The Fund is a diversified portfolio which seeks long-term growth of capital. The address for the Company is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, and its telephone number is
           (713) 626-1919.

           This prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional
           Information dated           , 1998, has been filed with the United
           States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown above. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
About the Fund................................     2
Performance...................................     2
Investment Objective and Program..............     3
Risk Factors..................................     8
Management....................................     9
Purchase and Redemption of Shares.............    10

                                                PAGE
                                                ----
Determination of Net Asset Value..............    11
Dividends, Distributions and Tax Matters......    11
General Information...........................    12
APPENDIX A....................................   A-1
APPENDIX B....................................   B-1

--------------------------------------------------------------------------------

                                 ABOUT THE FUND

  THE FUND, AIM V.I. AGGRESSIVE GROWTH FUND, AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. CAPITAL DEVELOPMENT FUND, AIM V.I. DIVERSIFIED INCOME FUND, AIM V.I. GLOBAL GROWTH AND INCOME FUND, AIM V.I. GLOBAL UTILITIES FUND, AIM V.I. GOVERNMENT SECURITIES FUND, AIM V.I. GROWTH FUND, AIM V.I. GROWTH AND INCOME FUND, AIM V.I. HIGH YIELD FUND, AIM V.I. INTERNATIONAL EQUITY FUND, AIM V.I. MONEY MARKET FUND and AIM V.I. VALUE FUND (collectively, the "Funds") are separate series of shares of the Company, a Maryland corporation organized on January 22, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company (see "General Information -- Organization of the Company"). The Fund has its own investment objective and policies designed to meet specific investment goals, operates as a non-diversified, open-end management investment company and expects to be treated as a regulated investment company for federal income tax purposes.

  The Fund invests in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. The Fund continuously offers new shares for sale to separate accounts of participating life insurance companies ("Participating Insurance Companies"), and stands ready to redeem its outstanding shares for cash at their net asset value. A I M Advisors, Inc. ("AIM"), the investment advisor for the Fund, continuously reviews and, from time to time, changes the portfolio holdings of the Fund in pursuit of the Fund's objective.

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.
--------------------------------------------------------------------------------

                                  PERFORMANCE

  The Fund's performance may be quoted in advertising in terms of total return. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Average annual total return is computed in accordance with a standardized formula described in the Statement of Additional Information. BECAUSE AVERAGE ANNUAL TOTAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual total returns into income results and capital gain or loss.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's total return. Quotations of the Fund's performance will not reflect charges levied at the separate account level.

  The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

--------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND PROGRAM

  Set forth in this section is a statement of the Fund's investment objective along with a description of its investment policies, strategies and practices. The investment objective of the Fund is deemed to be a fundamental policy and, therefore, unless permitted by law, may not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the 1940 Act). The Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. The Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in the Statement of Additional Information. Individuals considering the purchase of shares of the Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that the Fund will achieve its investment objective.

  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

  At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the issuer's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of AIM, stand to benefit from developments in the telecommunications industries. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus). The Fund may, in pursuit of its objective, invest up to 5% of its total assets in below investment grade debt securities. See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

  The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the equity securities of issuers located in at least three different countries, including the United States. No more than 40% of the Fund's total assets will be invested in securities of issuers in any one country other than the United States.

  Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. AIM will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.

  The Fund will invest primarily in issuers engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

  Telecommunications is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States. From time to time, however, a significant portion of the Fund's assets may be invested in the securities of domestic issuers.

  AIM uses its financial expertise in markets located throughout the world in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM and the Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. AIM will allocate the Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive.

  AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.

  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES. The Fund has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. The Fund may: (1) invest in money market obligations, foreign securities (including ADRs, EDRs and other similar securities), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; (2) purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; and (3) lend portfolio securities and make short sales "against the box." A short sale is

"against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

  The Fund may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. The Fund may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in the Statement of Additional Information for more detailed information.

  MONEY MARKET OBLIGATIONS. Bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, U.S. Government direct obligations, including U.S. Treasury obligations and repurchase agreements secured by such obligations, and U.S. Government agencies' securities are collectively referred to as "Money Market Obligations," are briefly described in Appendix B to this Prospectus, and are more fully described in the Statement of Additional Information. When deemed appropriate for temporary or defensive purposes, the Fund may hold cash or cash equivalent Money Market Obligations. Although the Fund is not required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent the Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

  In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to its investment objective, AIM may invest all or substantially all of the assets of the Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

  CONVERTIBLE SECURITIES. To the extent consistent with its investment objective, the Fund may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Fund invests in such securities without regard to corporate bond ratings.

  FOREIGN SECURITIES. To the extent consistent with its investment objective, the Fund may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than 75% of the value of the total assets of the Fund.

  The Fund may invest up to 100% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Fund will be invested in securities of issuers located in at least three different countries, one of which will be the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Prospectus. In addition, investors should also be aware that the Fund may invest in companies located within emerging or developing countries.

  ADRS AND EDRS. To the extent consistent with its investment objective, the Fund may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price. The Fund will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Fund may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Prospectus for percentage limitations on borrowings.

  DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. The Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

  If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

  BORROWING. The Fund may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The Fund will restrict borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

  ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities which are illiquid.

  RULE 144A SECURITIES. The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  LENDING OF PORTFOLIO SECURITIES. The Fund may, from time to time, lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SHORT SALES. The Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Fund will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the Fund's total assets at any given time.

  OPTIONS. The Fund may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Fund owns the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund maintains in a segregated account liquid assets with a value equal to the exercise price of the put option.

  The Fund may write call options on securities or securities indexes for the purpose of increasing its return (through receipt of premiums) or to provide a partial hedge against a decline in the value of its portfolio securities or both. The Fund may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

  The Fund may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

  The Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "collar."

  Options purchased or written by the Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

  In instances in which the Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

  The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

  The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. The Fund may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of its assets or assets it intends to acquire. In addition, the Fund may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. The Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. Although the Fund is authorized to invest in futures contracts and related options with respect to non-U.S. instruments, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. The Fund may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of the Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts are set forth above under "Options."

  To the extent that the Fund invests in securities denominated in foreign currencies, the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, the Fund may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

  In managing its currency exposure, the Fund may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio positions, such as in an ADR) denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. The Fund may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets which it could invest in foreign securities.

  There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.

  INVESTMENT RESTRICTIONS. The Fund has adopted a number of investment restrictions, as set forth in the Statement of Additional Information, some of which restrictions may not be changed without shareholder approval.

--------------------------------------------------------------------------------

                                  RISK FACTORS

  Investors should consider carefully the following special factors before investing in the Fund.

  SPECIAL RISKS FACTORS. Because the Fund focuses its investments on particular industries, an investment in it may be more volatile than an investment in an investment company that does not concentrate its investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program. Telecommunications industries may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

  SMALL CAPITALIZATION COMPANIES. While the holdings of the Fund normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the company's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

  FOREIGN SECURITIES. Investments by the Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by the Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

          CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.

          The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  NON-INVESTMENT GRADE DEBT SECURITIES. The Fund seeks to meet its investment objective by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits the Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value the Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect the Fund's ability to dispose of such securities at desirable prices.

  In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

  In addition, there are risks associated with certain investment strategies employed by the Fund as discussed in the previous section.

  PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objective, without regard to the impact on the portfolio turnover rate. The estimated portfolio turnover rate for the Fund is less than 100%. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. See "Dividends, Distributions and Tax Matters."
--------------------------------------------------------------------------------

                                   MANAGEMENT

  The overall management of the business and affairs of the Fund is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund or the Company, including the Master Advisory Agreement with AIM, the Master Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors"), the Custodian Agreement with State Street Bank and Trust Company (the "Custodian"), and the Transfer Agency Agreement with State Street Bank and Trust Company (the "Transfer Agent"). The day-to-day operations of the Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to the Fund pursuant to a master investment advisory agreement dated February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.

  Under the terms of the Fund's Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. The Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the Advisory Agreement. Pursuant to a master administrative services agreement dated May 1, 1998 (the "Administrative Services Agreement") between the Company and AIM with respect to the Fund, AIM provides the services of the Company's principal financial officer (including related office, facilities and equipment) and may provide other administrative services requested by the Company's Board of Directors from time to time. A master administrative services agreement, with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may pay brokerage commissions to broker-dealers that may be affiliated with the Company and may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and a disciplined investment process in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Fund and their titles with AIM or its subsidiaries and the Fund, the length of time they have been responsible for the management, their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below:

  Michael J. Mahoney is primarily responsible for the day-to-day management of the Fund. He has been responsible for the Fund since its inception. Mr. Mahoney has been associated with AIM and/or its subsidiaries since 1998 and has been an investment professional since 1991. Previously, Mr. Mahoney was Portfolio Manager for GT Global (SF) from 1993 to 1998 and Investment Analyst with GT Global (SF) from 1991-1993.

  ADVISORY FEES. As compensation for its services AIM is paid an investment advisory fee, which is calculated for the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

  AIM may from time to time voluntarily waive or reduce its fees. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time.

  ADMINISTRATOR. AIM provides various administrative services to the Company pursuant to an Administrative Services Agreement. AIM provides the services of a principal financial officer of the Company, who maintains the financial accounts and books and records of the Company and the Fund, including the review of daily net asset value calculations and the preparation of tax returns. The Fund reimburses AIM for expenses incurred by AIM or its subsidiaries in providing these services. AIM also provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. The Fund reimburses AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, in an amount up to 0.25% of the average net asset value of the Fund in excess of the net asset value of the Fund. However, AIM does not currently seek reimbursement of (i) the cost of the first three services listed above and (ii) the cost of any other service in excess of the amount charged by Participating Insurance Companies.

  DISTRIBUTOR. The Company has entered into a master distribution agreement, dated February 28, 1997 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the shares of the Fund. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain directors and officers of the Company are affiliated with AIM Distributors and AIM Management. The Distribution Agreement provides that AIM Distributors has the exclusive right to distribute shares of the Fund to insurance company separate accounts.
--------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

  The Company offers the shares of the Fund, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies (the "Policies"). Each separate account contains divisions, and one of the divisions corresponds to the Fund. Net purchase payments under the Contracts and Policies are placed in one or more of the divisions of the relevant separate account and the assets of the division that corresponds to the Fund are invested in the shares of the Fund. Each separate account purchases and redeems shares of the Fund for its respective division at net asset value without sales or redemption charges.

  The Company, in the future, may offer the shares of the Fund to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

  The Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. The Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

  The Company does not foresee any disadvantage to purchasers of Contracts or Policies (or to Plan participants) arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of Contracts and Policies (and the interests of any Plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the Company could cause the Contracts and Policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts (or Plans), a separate account (or Plan) may be required to withdraw its participation in the Fund. If it becomes necessary for any separate account (or
Plan) to replace shares of the Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Company and the Participating Insurance Companies (and any Plans investing in the Company) are subject to conditions imposed by the Securities and Exchange Commission and designed to prevent or remedy any conflict of interest. In this connection, the Board of Directors has the obligation to monitor events to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of the Fund will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of the Fund. The determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  VALUATION OF INVESTMENTS OF THE FUND. Among other items, the Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

  FUTURES CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
--------------------------------------------------------------------------------

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

  DIVIDENDS AND DISTRIBUTIONS. The Fund declares and distributes dividends representing net investment income annually. Substantially all net realized capital gains, if any, are distributed on an annual basis. All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund at the net asset value determined on the reinvestment date.

  TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. The Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

  In order to qualify as a regulated investment company, the Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts or Policies whose assets are invested in the Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts or Policies, the Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of the Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

  The Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

  The holding of the foreign currencies and investments by the Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund.

  The Fund may be subject to foreign withholding taxes on income from its investments in foreign securities. In any year in which more than 50% in value of the Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

  Holders of Contracts and Policies under which assets are invested in the Fund should refer to the prospectus for the Contracts and Policies for information regarding the tax aspects of ownership of such Contracts and Policies.

  Shareholders should also note that the IRS is currently considering whether and when the introduction of a single European currency (euro) in 1999 will cause gain or loss to be realized on foreign financial instruments denominated in certain European currencies, which could affect the amount of distributions made by the Fund investing in such instruments.
--------------------------------------------------------------------------------

                              GENERAL INFORMATION

  ORGANIZATION OF THE COMPANY. The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of fifteen separate portfolios.

  The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL GROWTH AND INCOME FUND, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. TELECOMMUNICATIONS FUND, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

  The shares of each Fund have equal rights with respect to voting, except that
(i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund. Shareholders of the Fund do not have cumulative voting rights.

  The Company understands that insurance company separate accounts owning shares of the Fund will vote their shares in accordance with instructions received from Policy or Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Policies or Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Fund in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Fund's shares, when issued, are fully paid and nonassessable.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for the Fund's portfolio securities and cash and also serves as the transfer agent and as dividend paying agent.

  LEGAL COUNSEL. Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Fund and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the Fund will not otherwise be adversely affected by the year 2000 issue.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the Fund prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling AIM Distributors. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

  Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

  *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard and Poor's Ratings Services classifications are as follows:

  *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

  B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

  CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

  CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC --" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

  D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  Duff & Phelps fixed-income ratings are as follows:

  *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

  CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  Fitch Investors Service, Inc.'s bond ratings are as follows:

  *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  *AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

  *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C -- Bonds are in imminent default in payment of interest or principal.

  DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Fund reserves the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

  U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

  BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

  CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

  TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

  COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice.

4. REPURCHASE AGREEMENTS.

  A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by ions.

5. TAXABLE MUNICIPAL SECURITIES.

  Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                       AIM VARIABLE INSURANCE FUNDS, INC.

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919



   AIM V.I. AGGRESSIVE GROWTH FUND                  AIM V.I. BALANCED FUND
  AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. CAPITAL DEVELOPMENT FUND
   AIM V.I. DIVERSIFIED INCOME FUND             AIM V.I. GLOBAL UTILITIES FUND
AIM V.I. GLOBAL GROWTH AND INCOME FUND               AIM V.I. GROWTH FUND
 AIM V.I. GOVERNMENT SECURITIES FUND               AIM V.I. HIGH YIELD FUND
   AIM V.I. GROWTH AND INCOME FUND                AIM V.I. MONEY MARKET FUND
  AIM V.I. INTERNATIONAL EQUITY FUND           AIM V.I. TELECOMMUNICATIONS FUND
                                AIM V.I. VALUE FUND




         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
             MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                   A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                             HOUSTON, TX 77210-4739
                OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                        OR (800) 347-1919 (ALL OTHERS).


                         ------------------------------



     STATEMENT OF ADDITIONAL INFORMATION DATED:                  , 1998
                                               ------------------
           RELATING TO PROSPECTUS DATED:                    , 1998
                                        --------------------

                               TABLE OF CONTENTS



                                                                                                                     PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Company and Its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Yield Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Money Market Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Delayed Delivery Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         When-Issued Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Special Situations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Asset Allocation Among Countries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Utilities Industry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Foreign Exchange Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

HEDGING AND OTHER INVESTMENT TECHNIQUES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Fundamental Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Non-fundamental Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
                 Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
                 AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . .  23
                 Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Investment Advisory, Sub-Advisory and Administrative Services Agreements . . . . . . . . . . . . . . . . . .  24
         The Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION


         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in Prospectuses dated _________________, 1998 (referred to collectively as the "Prospectuses" and separately as a "Prospectus"), which relate to one or more of the fifteen series portfolios of the Company (referred to collectively as the "Funds" and separately as a "Fund"). One or more of the Company's fifteen Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Additional copies of the Prospectuses of the Funds available under a contract or policy and this Statement of Additional Information may be obtained without charge by contacting the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P. O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES


         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of fifteen separate Funds as follows: the AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund"), the AIM V.I. Balanced Fund ("Balanced Fund"), the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Capital Development Fund ("Capital Development Fund"), the AIM Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Growth and Income Fund ("Global Growth and Income Fund"), the AIM V.I. Global Utilities Fund ("Global Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth and Income Fund"), the AIM V.I. High Yield Fund ("High Yield Fund), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Telecommunications Fund ("Telecommunications Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), the AIM V.I. Value Fund ("Value Fund").


         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company. See "General Information" in the Prospectus.


                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The Funds' (except the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund) average annual and cumulative total return for the fiscal year ended December 31, 1997 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through December 31, 1997, were as follows:

                                                                                         Since
                                                                                        Inception
                                                                                 ------------------------
                                                                Year Ended       Average
                                                                December 31,      Annual       Cumulative
                                                                   1997           Return         Return
                                                                   ----           ------         ------
AIM V.I. Capital Appreciation Fund                                13.50%          18.65%         121.79%
AIM V.I. Diversified Income Fund                                   9.39%           8.22%          44.44%
AIM V.I. Global Utilities Fund*                                   21.63%          15.15%          67.72%
AIM V.I. Government Securities Fund                                8.16%           5.35%          27.45%
AIM V.I. Growth Fund                                              26.87%          18.20%         117.90%
AIM V.I. Growth and Income Fund*                                  25.72%          21.11%         101.84%
AIM V.I. International Equity Fund                                 6.94%          12.91%          76.06%
AIM V.I. Money Market Fund                                         5.14%           4.49%          22.67%
AIM V.I. Value Fund                                               23.69%          19.76%         131.55%

* The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities, unrealized appreciation and depreciation, and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended December 31, 1997 were 5.29% and 5.43%, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1997, certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:

                                                         Commissions                 Transactions
                                                         -----------                 ------------
            AIM V. I. Capital Appreciation Fund         $      50,129            $      52,417,583
            AIM V. I. Global Utilities Fund             $         414            $         259,823
            AIM V. I. Growth Fund                       $      32,840            $      39,304,964
            AIM V. I. Growth and Income Fund            $      67,602            $      80,441,980
            AIM V. I. International Equity Fund         $         740            $         851,690
            AIM V. I. Value Fund                        $      67,610            $      85,609,060

         As of December 31, 1997, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.

                                                        Goldman,           Smith Barney,
                            FUNDS                       Sachs & Co.        Inc.
                            -----                       -----------        -------------
         AIM V.I. Capital Appreciation Fund             $  509,896         $ 18,650,989
         AIM V.I. Diversified Fund                      $     --           $    966,742
         AIM V.I. Global Utilities Fund                 $     --           $  3,813,559
         AIM V.I. Government Securities Fund            $1,493,291         $       --
         AIM V.I. Growth Fund                           $     --           $ 33,186,429
         AIM V.I. Growth and Income Fund                $     --           $ 28,276,446
         AIM V.I. International Equity Fund             $     --           $  8,056,299
         AIM V.I. Money Market Fund                     $4,744,146         $ 10,000,000
         AIM V.I. Value Fund                            $     --           $102,063,243

         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1997. AIM V.I. Growth and Income Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc. having a market value of $6,564,375 and $9,755,625, respectively. AIM V.I. Capital Appreciation Fund held an amount of common stock issued by Paine Webber Group, Inc. having a market value of $1,036,875. AIM V.I. Money Market Fund had entered into master note agreements with Goldman, Sachs & Co., Merrill Lynch & Co., Inc., J. P. Morgan Securities, Inc. and Morgan Stanley Group Inc. having market values of $2,060,000, $3,000,000, $2,100,000 and $3,000,000, respectively. AIM
V.I. Value Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc., having a market value of $7,585,500 and

$5,262,125, respectively. AIM V.I. Growth Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc. having a market value of $3,063,375 and $886,875, respectively.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. Higher portfolio turnover increases transaction costs to the Fund.

BROKERAGE COMMISSIONS PAID

         Brokerage commissions paid by each of the Funds listed below were as follows for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995, and for the fiscal year ended
January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994.


                                                     December 31,   December 31,   December 31, January 31,
                                                         1997           1996          1995        1995
                                                         ----           ----          ----        ----
AIM V.I. Capital Appreciation Fund                    $  644,279    $  405,056      $400,895    $161,528
AIM V.I. Diversified Income Fund                      $    2,818    $    1,670      $ 74,475    $ 17,471
AIM V.I. Global Utilities Fund                        $   12,208    $   16,365      $ 24,107    $  9,280*
AIM V.I. Government Securities Fund                   $      -0-    $      -0-      $    -0-    $    -0-
AIM V.I. Growth Fund                                  $  621,467    $  578,444      $315,627    $173,691
AIM V.I. Growth and Income Fund                       $1,190,597    $  417,167      $177,420    $ 20,436*
AIM V.I. International Equity Fund                    $  605,318    $  557,527      $312,071    $ 89,187
AIM V.I. Money Market Fund                            $      -0-    $      -0-      $    -0-    $    -0-
AIM V.I. Value Fund                                   $1,503,734    $1,126,384      $862,938    $362,126


* Commissions paid are for the period May 2, 1994 (date operations commenced) through January 31, 1995.


                              INVESTMENT PROGRAMS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Programs." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the heading "Investment Objectives and Programs--Certain Investment Strategies and Techniques." The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus.

MONEY MARKET OBLIGATIONS

         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs(1) in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Fund's investment adviser has determined are of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, each Fund (except the Money Market Fund) may lend portfolio securities in amounts not to exceed 33 1/3% of a Fund's total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.





----------------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the fund acquires the security; that NRSRO. At present the NRSROs are: Standard & Poors Corp., Moody s Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-" ) do not count as rating categories.

REVERSE REPURCHASE AGREEMENTS

         Each of the Funds may enter into reverse repurchase agreements, which involve the sale of securities (i.e., money market instruments in the case of the Money Market Fund) held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Funds may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions and only in amounts up to 33 1/3% of the value of each Fund's total assets at the time any such Fund enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. The segregated securities will be marked-to-market, and additional securities will be segregated if necessary to maintain adequate coverage. The Funds will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

DELAYED DELIVERY AGREEMENTS

         Each of the Funds may enter into delayed delivery agreements, which involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. Until the settlement date, the Fund will segregate cash or other liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

WHEN-ISSUED SECURITIES

         Each of the Funds may purchase securities on a "when-issued" basis. Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated liquid assets of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional assets will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS


         The Aggressive Growth Fund, the Capital Development Fund, the Global Growth and Income Fund, the Growth and Income Fund and the Telecommunications Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.


SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than

15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets (10% in the case of the Money Market
Fund) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


ASSET ALLOCATION AMONG COUNTRIES

         The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia. The Fund may invest in securities denominated in more than one currency.


UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

                    HEDGING AND OTHER INVESTMENT TECHNIQUES

         As described in the Prospectus under "Certain Investment Strategies and Techniques," each of the Funds, other than the Money Market Fund, may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase a Fund's return. The discussion below supplements the discussion in the Prospectus.

         Options.   A Fund may write covered call options both to reduce the
risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

         A Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         A Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. A Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

         A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by
(ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Futures Contracts.   A futures contract is a bilateral agreement to
buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.


         In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with a Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a future contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.



         Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation Margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.


         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Funds' returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.


                            INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.


         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to 100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;

         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund; and

         (9) Each Fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.
         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.




                                             Positions Held
         NAME, ADDRESS AND AGE               with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------               ---------------       ----------------------------------------
*CHARLES T. BAUER (79)                         Director and        Chairman of the Board of Directors, A I M
                                                 Chairman          Management Group Inc., A I M Advisors, Inc.,
                                                                   A I M Capital Management, Inc., A I M
                                                                   Distributors, Inc., A I M Fund Services,
                                                                   Inc., and Fund Management Company; and Vice
                                                                   Chairman and Director, AMVESCAP PLC.

BRUCE L. CROCKETT (54)                           Director          Director, ACE Limited (insurance company),
906 Frome Lane                                                     Formerly, Director, President and Chief
McLean, VA 22102                                                   Executive Officer, COMSAT Corporation
                                                                   and Chairman, Board of Governors of
                                                                   INTELSAT; (international communications
                                                                   company).

OWEN DALY II (73)                                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                                company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                                               Corp., Monumental Life Insurance Company
                                                                   and Monumental General Insurance
                                                                   Company; and Chairman of the Board of
                                                                   Equitable Bancorporation.


-----------------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                             Positions Held
         NAME, ADDRESS AND AGE               with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------               ---------------       ----------------------------------------
EDWARD K. DUNN, JR. (63)                         Director          Chairman of the Board of Directors,
2 Hopkins Plaza, 20th Floor                                        Mercantile Mortgage Corp.  Formerly, Vice
Baltimore, MD  21201                                               Chairman of the Board of Directors and
                                                                   President, Mercantile-Safe Deposit & Trust
                                                                   Co.; and President, Mercantile Bankshares.

JACK FIELDS (46)                                 Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                          (foreign trading company).  Formerly,
Jetero Plaza, Suite E                                              Member of the U.S. House of
Humble, TX 77338                                                   Representatives.

**CARL FRISCHLING (61)                           Director          Partner, Kramer, Levin, Naftalis & Frankel
 919 Third Avenue                                                  (law firm); and Director, ERD Waste, Inc.
 New York, NY  10022                                               (waste management company), Aegis Consumer
                                                                   Finance (auto leasing company) and Lazard
                                                                   Funds, Inc. (investment companies).
                                                                   Formerly, Partner, Reid & Priest (law firm);
                                                                   and, prior thereto, Partner, Spengler
                                                                   Carlson Gubar Brodsky & Frischling (law
                                                                   firm).

*ROBERT H. GRAHAM  (51)                        Director and        Director, President and Chief Executive
                                                President          Officer, A I M Management Group Inc.;
                                                                   Director and President, A I M Advisors,
                                                                   Inc.; Director and Senior Vice President,
                                                                   A I M Capital Management, Inc., A I M
                                                                   Distributors, Inc., A I M Fund Services,
                                                                   Inc., and Fund Management Company; Director,
                                                                   AMVESCAP PLC.

PREMA MATHAI-DAVIS (49)                          Director          Chief Executive Officer, YWCA of the
350 Fifth Avenue, Suite 301                                        U.S.A.; Commissioner, New York City
New York, NY 10118                                                 Department for the Aging; and Member,
                                                                   Board of Directors, Metropolitan
                                                                   Transportation Authority of New York State.

LEWIS F. PENNOCK  (55)                           Director          Attorney in private practice in Houston,
6363 Woodway, Suite 825                                            Texas.
Houston, TX  77057



-----------------
** A director who is an "interested person" of the Company as defined in the 1940 Act.
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                             Positions Held
         NAME, ADDRESS AND AGE               with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------               ---------------       ----------------------------------------
IAN W. ROBINSON (75)                             Director          Formerly, Executive Vice President and Chief
183 River Drive                                                    Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                                Services, Inc. (provider of centralized
                                                                   management services to telephone companies);
                                                                   Executive Vice President, Bell Atlantic
                                                                   Corporation (parent of seven telephone
                                                                   companies); and Vice President and Chief
                                                                   Financial Officer, Bell Telephone Company of
                                                                   Pennsylvania and Diamond State Telephone
                                                                   Company.

LOUIS S. SKLAR (58)                              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                                Partnership (real estate development).
Houston, TX  77056

***JOHN J. ARTHUR  (53)                        Senior Vice         Director, Senior Vice President and
                                              President and        Treasurer, A I M Advisors, Inc.; and Vice
                                                Treasurer          President and Treasurer, A I M Management
                                                                   Group Inc., A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc., A I M Fund
                                                                   Services, Inc., and Fund Management Company.

GARY T. CRUM  (50)                             Senior Vice         Director and President, A I M Capital
                                                President          Management, Inc.; Director and Senior Vice
                                                                   President, A I M Management Group Inc.
                                                                   and A I M Advisors, Inc.; and Director,
                                                                   A I M Distributors, Inc. and  AMVESCAP
                                                                   PLC.

***CAROL F. RELIHAN  (43)                      Senior Vice         Director, Senior Vice President, General
                                              President and        Counsel and Secretary, A I M Advisors, Inc.;
                                                Secretary          Vice President, General Counsel and
                                                                   Secretary, A I M Management Group Inc.;
                                                                   Director, Vice President and General
                                                                   Counsel, Fund Management Company;
                                                                   General Counsel and Vice President,
                                                                   A I M Fund Services, Inc.; and Vice
                                                                   President, A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc.


-----------------
***      Mr. Arthur and Ms. Relihan are married to each other.

                                             Positions Held
         NAME, ADDRESS AND AGE               with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------               ---------------       ----------------------------------------
DANA R. SUTTON  (39)                        Vice President and     Vice President and Fund Controller,
                                           Assistant Treasurer     A I M Advisors, Inc.; and Assistant Vice
                                                                   President and Assistant Treasurer, Fund
                                                                   Management Company.

ROBERT G. ALLEY  (49)                         Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc.; and Vice President,
                                                                   A I M Advisors, Inc.

STUART W. COCO (43)                           Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc. and Vice President,
                                                                   A I M Advisors, Inc.

MELVILLE B. COX  (54)                         Vice President       Vice President and Chief Compliance
                                                                   Officer, A I M Advisors, Inc., A I M Capital
                                                                   Management, Inc., A I M Distributors, Inc.,
                                                                   A I M Fund Services, Inc., and Fund
                                                                   Management Company.

KAREN DUNN KELLEY (37)                        Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc. and Vice President,
                                                                   A I M Advisors, Inc.

JONATHAN C. SCHOOLAR                          Vice President       Senior Vice President, A I M Capital
(36)                                                               Management, Inc.; and Vice President,
                                                                   A I M Advisors, Inc.


         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.


         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman) and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a Charter adopted by the Board of Directors and such Committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar (Chairman). The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.


         All of the Company's Directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Directors' executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.



Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1997 for each director of the Company:



                                                      RETIREMENT
                                                       BENEFITS
                                  AGGREGATE             ACCRUED             TOTAL
                                COMPENSATION          BY ALL AIM         COMPENSATION
           DIRECTOR            FROM COMPANY(1)         FUNDS(2)      FROM ALL AIM FUNDS(3)
           --------            ---------------         --------      ---------------------
Charles T. Bauer                     $     0           $      0            $     0
Bruce L. Crockett                     10,290             67,774             84,000
Owen Daly II                          10,290            103,542             84,000
Edward K. Dunn, Jr.(4)                     0                  0                  0
Jack Fields                            8,529                  0             71,000
Carl Frischling(5)                    10,290             96,520             84,000
Robert H. Graham                           0                  0                  0
John F. Kroeger(6)                    10,118             94,132             82,500
Prema Mathai-Davis (4)                     0                  0                  0
Lewis F. Pennock                      10,290             55,777             84,000
Ian W. Robinson                       10,290             85,912             84,000
Louis S. Sklar                        10,233             84,370             83,500


--------------

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1997, including interest earned thereon, was $50,274.

(2) During the fiscal year ended December 31, 1997, the total amount of expenses allocated to the Company in respect of such retirement benefits was $15,926. Data reflects compensation estimated for the calendar year ended December 31, 1997.


(3) Each Director serves as a Director or Trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects compensation estimated for the calendar year ended December 31, 1997.

(4) Mr. Dunn and Ms. Mathai-Davis did not serve as a Director during the calendar year ended December 31, 1997.

(5)      See page 23 for fees paid to Mr. Frischling's law firm.

(6) Mr. Kroeger resigned as a Director of the Company on June 11, 1998 and on that date became a consultant of the Company.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of December 31, 1997 for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Mathai-Davis, Pennock, Robinson and Sklar are 10, 11, 0, 1, 20, 20, 0, 16, 10 and 8 years, respectively.



                         ANNUAL BENEFITS UPON RETIREMENT



                 Number of                   Annual Retainer
                 Years of                 Paid By All AIM Funds
               Service With
              the Applicable
                 AIM Funds                       $90,000
              --------------              ---------------------
                    10                           $67,500
                     9                           $60,750
                     8                           $54,000
                     7                           $47,250
                     6                           $40,500
                     5                           $33,750



Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         During the fiscal year ended December 31, 1997, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund each paid $5,296, $4,400, $4,254, $4,280, $4,727,
$4,950, $4,684, $4,396 and $5,309, respectively, in legal fees to Kramer, Levin, Naftalis & Frankel, the law firm in which Mr. Frischling, a director of the Company, is a partner, as counsel to the Board of Directors.


INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") dated February 28, 1997, and a master administrative services agreement (the "Administrative Services Agreement"), dated May 1, 1998, with AIM. A prior investment advisory agreement with substantially identical terms to the Advisory Agreement was in effect prior to February 28, 1997. A prior master administrative services agreement ("Prior Administrative Services Agreement") with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. In addition, AIM has entered into a Sub-Advisory Agreement, dated ____________________, (the "Sub-Advisory Agreement") with INVESCO Asset Management Limited ("INVESCO"), an indirect wholly owned subsidiary of AMVESCAP PLC, with respect to Global Growth and Income Fund. The address of INVESCO is 11 Devonshire Square, London, England EC2 M4YR. See "Management" in the Prospectus.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."


         AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics,
(b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.


         The Advisory Agreement for the Funds and the Sub-Advisory Agreement for Global Growth and Income Fund provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Advisory Agreement became effective on February 28, 1997. The Sub-Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on September 26, 1998. The Sub-Advisory Agreement became effective , 1998. The Advisory Agreement provides that the Company, AIM (in the case of the Advisory Agreement) or INVESCO (in the case of the Sub-Advisory Agreement) may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment. As compensation for its services, AIM pays 0.40% of the advisory fees it receives pursuant to the Advisory Agreement with respect to Global Growth and Income Fund to INVESCO.


         Pursuant to the Advisory Agreement, AIM receives a fee from each of AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                       AIM V.I. CAPITAL APPRECIATION FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                               AIM V.I. VALUE FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $250 million.................................................................     0.65%
Over $250 million .................................................................     0.60%


                         AIM V.I. AGGRESSIVE GROWTH FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $150 million.................................................................     0.80%
Over $150 million..................................................................    0.625%

                             AIM V.I. BALANCED FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $150 million.................................................................     0.75%
Over $150 million..................................................................     0.50%

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $350 million.................................................................     0.75%
Over $350 million..................................................................    0.625%

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $250 million.................................................................     0.60%
Over $250 million..................................................................     0.55%

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                        AIM V.I. TELECOMMUNICATIONS FUND


                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
Average Daily Net Assets...........................................................     1.00%

                       AIM V.I. GOVERNMENT SECURITIES FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $250 million.................................................................     0.50%
Over $250 million..................................................................     0.45%

                            AIM V.I. HIGH YIELD FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $200 million ................................................................    0.625%
Next $300 million..................................................................     0.55%
Next $500 million..................................................................     0.50%
Amount over $1 billion.............................................................     0.45%

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----

First $250 million.................................................................     0.75%
Over $250 million..................................................................     0.70%

                           AIM V.I. MONEY MARKET FUND

                                                                                      ANNUAL
NET ASSETS                                                                             RATE
----------                                                                             ----
First $250 million ................................................................     0.40%
Over $250 million..................................................................     0.35%

         Each Fund paid to AIM a management fee (net of fee waivers) for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and the fiscal year ended January 31, 1995, under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:

                                          December 31,       December 31,      December 31,     January 31,
                                              1997              1996              1995             1995
                                              ----              ----              ----             ----
AIM V.I. Capital Appreciation Fund         $3,083,708        $1,884,838        $  882,870        $402,307
AIM V.I. Diversified Income Fund           $  447,539        $  306,235        $  193,008        $ 98,044
AIM V.I. Global Utilities Fund             $  106,309        $   57,054        $      -0-        $    -0-*
AIM V.I. Government Securities Fund        $  138,550        $  107,471        $   71,080        $ 42,430
AIM V.I. Growth Fund                       $1,453,488        $  916,484        $  434,620        $231,152
AIM V.I. Growth and Income Fund            $2,609,695        $  678,242        $   46,017        $    -0-*
AIM V.I. International Equity Fund         $1,519,323        $  924,578        $  457,559        $317,747
AIM V.I. Money Market Fund                 $  254,546        $  264,855        $  168,901        $ 85,967
AIM V.I. Value Fund                        $3,303,799        $1,955,091        $1,078,007        $489,030

         * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         For the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and the fiscal year ended January 31, 1995, AIM waived management fees for each Fund as follows:

                                               December 31,          December 31,        December 31,     January 31,
                                                   1997                  1996                1995            1995
                                                   ----                  ----                ----            ----
AIM V.I. Capital Appreciation Fund            $      -0-            $        -0-       $        -0-       $      -0-
AIM V.I. Diversified Income Fund              $      -0-            $        -0-       $        -0-       $    5,046
AIM V.I. Global Utilities Fund                $      -0-            $     15,954       $     32,703       $    9,264*
AIM V.I. Government Securities Fund           $      -0-            $        -0-       $        -0-       $   18,907
AIM V.I. Growth Fund                          $      -0-            $        -0-       $        -0-       $      -0-
AIM V.I. Growth and Income Fund               $      -0-            $        -0-       $     67,802       $   20,806*
AIM V.I. International Equity Fund            $      -0-            $        -0-       $        -0-       $    5,010
AIM V.I. Money Market Fund                    $      -0-            $        -0-       $        -0-       $   18,531
AIM V.I. Value Fund                           $      -0-            $        -0-       $        -0-       $      -0-

       * Fees waived were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         In addition to the management fees paid by each Fund for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and for the fiscal year ended January 31, 1995, AIM absorbed other expenses as follows:

                                               December 31,          December 31,         December 31,        January 31,
                                                   1997                  1996                 1995               1995
                                                   ----                  ----                 ----               ----
AIM V.I. Capital Appreciation Fund         $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Diversified Income Fund           $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Global Utilities Fund             $        -0-        $        -0-        $     13,800        $    12,000*
AIM V.I. Government Securities Fund        $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Growth Fund                       $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Growth and Income Fund            $        -0-        $        -0-        $        -0-        $       -0-*
AIM V.I. International Equity Fund         $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Money Market Fund                 $        -0-        $        -0-        $        -0-        $       -0-
AIM V.I. Value Fund                        $        -0-        $        -0-        $        -0-        $       -0-

         * Fee amounts are for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The agreement terminates automatically in the event of its assignment or in the event of termination of the Master Investment Advisory Agreement.

         For the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and for the fiscal year ended January 31, 1995, AIM received reimbursement of administrative services costs from each of the Funds pursuant to the Prior Administrative Services Agreement as follows:

                                        December 31,    December 31,   December 31,    January 31,
                                            1997            1996           1995           1995
                                            ----            ----           ----           ----
AIM V.I. Capital Appreciation Fund         $43,588        $46,623        $33,560        $23,992
AIM V.I. Diversified Income Fund           $48,683        $49,500        $36,406        $35,441
AIM V.I. Global Utilities Fund             $47,128        $47,729        $33,582        $13,577*
AIM V.I. Government Securities Fund        $37,872        $38,695        $30,769        $23,230
AIM V.I. Growth Fund                       $44,692        $39,552        $32,425        $23,537
AIM V.I. Growth and Income Fund            $43,065        $38,784        $31,484        $13,596*
AIM V.I. International Equity Fund         $59,724        $58,644        $21,068        $12,000
AIM V.I. Money Market Fund                 $38,289        $29,412        $22,997        $21,019
AIM V.I. Value Fund                        $53,632        $47,116        $35,540        $21,568


         * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Management." The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect for its initial term and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                        DETERMINATION OF NET ASSET VALUE

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Directors has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Directors determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         Each Fund is treated as a separate association taxable as a corporation.

         Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).


         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year and at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.


         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under

Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                            MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES


         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of September 15, 1998, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of A I M Advisors, Inc. is 11 Greenway Plaza, Suite 100, Houston, TX 77046. The address of Connecticut General Life Insurance Company is 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536. The address of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey is Gateway Center Three, 13th Floor, Newark, NJ 07102. The address of First Citicorp Life Insurance Company is One Court Square, Long Island City, NY 11120. The address of Union Central Life Insurance Company is 1876 Waycross Road, Cincinnati, OH 45240. The address for Hartford Life Insurance Company is 200 Hopmeadow Street, Simsburg, CT 06089.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Glenbrook Life & Annuity Company                          -0-                   -0-                  67.39%*

A I M Advisors, Inc.                                      -0-                   -0-                  32.61%*



AIM V.I. BALANCED FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Glenbrook Life & Annuity Company                          -0-                   -0-                  64.76%*

A I M Advisors, Inc.                                      -0-                   -0-                  23.91%

Union Central Life Insurance Company                      -0-                   -0-                  11.34%


AIM V.I. CAPITAL APPRECIATION FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  55.39%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  20.92%

Merrill Lynch Life Insurance Company                      -0-                   -0-                  15.55%




---------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Glenbrook Life & Annuity Company                          -0-                   -0-                  54.53%*

A I M Advisors, Inc.                                      -0-                   -0-                  45.47%*


AIM V.I. DIVERSIFIED INCOME FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  64.81%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  30.85%*


AIM V.I. GLOBAL UTILITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  59.83%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  35.92%*


-------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  54.77%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  19.81%

First Citicorp Life
Insurance Company                                         -0-                   -0-                  13.33%

AIM V.I. GROWTH FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  67.53%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  27.18%


AIM V.I. GROWTH AND INCOME FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
IDS Life Insurance Company                                -0-                   -0-                  59.46%*

Connecticut General Life
Insurance Company                                         -0-                   -0-                  14.64%

Glenbrook Life & Annuity Company                          -0-                   -0-                  11.33%

Pruco Life Insurance Company                              -0-                   -0-                   7.67%



-----------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.


AIM V.I. HIGH YIELD FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
A I M Advisors, Inc.                                      -0-                   -0-                  55.09%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  36.86%*

Hartford Life Insurance Company                           -0-                   -0-                   8.05%


AIM V.I. INTERNATIONAL EQUITY FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  65.86%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  23.34%

First Citicorp Life Insurance Company                     -0-                   -0-                   5.47%


AIM V.I. MONEY MARKET FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  74.23%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  24.60%


-----------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. VALUE FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------
Connecticut General Life
Insurance Company                                         -0-                   -0-                  43.37%*

Merrill Lynch Life Insurance Company                      -0-                   -0-                  25.12%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  14.39%

Pruco Life Insurance Company of New Jersey                -0-                   -0-                   9.05%




         As of September 15, 1998, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.


OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.






--------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                              FINANCIAL STATEMENTS




                                       FS

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)

                                                             MARKET
                                                  SHARES      VALUE
COMMON STOCKS - 35.52%

AEROSPACE/DEFENSE - 0.53%

AAR Corp.                                             200 $    5,913
--------------------------------------------------------------------
Aviation Sales Co.(a)                                 100      3,962
--------------------------------------------------------------------
                                                               9,875
--------------------------------------------------------------------

AIR FREIGHT - 0.18%

Eagle USA Airfreight, Inc.(a)                         100      3,468
--------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.47%

Heftel Broadcasting Corp.(a)                          200      8,950
--------------------------------------------------------------------

BUILDING MATERIALS - 0.20%

Group Maintenance America Corp.(a)                    100      1,800
--------------------------------------------------------------------
Pameco Corp.(a)                                       100      2,000
--------------------------------------------------------------------
                                                               3,800
--------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.63%

Brightpoint, Inc.(a)                                  400      5,800
--------------------------------------------------------------------
Comverse Technology, Inc.(a)                          100      5,187
--------------------------------------------------------------------
Glenayre Technologies, Inc.(a)                        100      1,075
--------------------------------------------------------------------
                                                              12,062
--------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.24%

IDX Systems Corp.(a)                                  100      4,606
--------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.38%

Broadcom Corp.(a)                                     100      7,362
--------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.05%

Applied Voice Technology, Inc.(a)                     200      4,600
--------------------------------------------------------------------
Citrix Systems, Inc.(a)                               100      6,837
--------------------------------------------------------------------
Concord EFS, Inc.(a)                                  300      7,838
--------------------------------------------------------------------
EarthLink Network, Inc.(a)                            100      7,675
--------------------------------------------------------------------
Engineering Animation, Inc.(a)                        100      6,100
--------------------------------------------------------------------
HNC Software Inc.(a)                                  100      4,081
--------------------------------------------------------------------
Jack Henry & Associates                               100      3,438
--------------------------------------------------------------------
Legato Systems, Inc.(a)                               200      7,800
--------------------------------------------------------------------
Medical Manager Corp.(a)                              100      2,763
--------------------------------------------------------------------
Mobius Management Systems, Inc.(a)                    100      1,500
--------------------------------------------------------------------
PC Connection, Inc.(a)                                100      1,525
--------------------------------------------------------------------
Peerless Systems Corp.(a)                             300      6,225
--------------------------------------------------------------------
Rational Software Corp.(a)                            200      3,050
--------------------------------------------------------------------
ScanSource, Inc.(a)                                   100      1,925
--------------------------------------------------------------------
Technisource, Inc.(a)                                 100      1,100
--------------------------------------------------------------------
Veritas Software Corp.(a)                             150      6,206
--------------------------------------------------------------------
Visio Corp.(a)                                        100      4,775
--------------------------------------------------------------------
                                                              77,438
--------------------------------------------------------------------


                                                           MARKET
                                                 SHARES    VALUE
CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.68%

Action Performance Companies, Inc.(a)                200 $    6,437
-------------------------------------------------------------------
Blyth Industries, Inc.(a)                            200      6,650
-------------------------------------------------------------------
                                                             13,087
-------------------------------------------------------------------

CONSUMER FINANCE - 0.37%

AmeriCredit Corp.(a)                                 100      3,568
-------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)                   100      3,600
-------------------------------------------------------------------
                                                              7,168
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.16%

Sanmina Corp.(a)                                     200      8,675
-------------------------------------------------------------------
Symbol Technologies, Inc.                            100      3,775
-------------------------------------------------------------------
Uniphase Corp.(a)                                    100      6,278
-------------------------------------------------------------------
Watsco, Inc.                                         100      3,518
-------------------------------------------------------------------
                                                             22,246
-------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.31%

Waters Corp.(a)                                      100      5,894
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.26%

Applied Micro Circuits Corp.(a)                      100      2,587
-------------------------------------------------------------------
Artisan Components, Inc.(a)                          200      2,700
-------------------------------------------------------------------
Flextronics International Ltd.(a)                    200      8,700
-------------------------------------------------------------------
Microchip Technology, Inc.(a)                        100      2,613
-------------------------------------------------------------------
Transwitch Corp.(a)                                  100      1,375
-------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                       200      6,175
-------------------------------------------------------------------
                                                             24,150
-------------------------------------------------------------------

ENTERTAINMENT - 0.48%

SFX Entertainment, Inc. - Class A(a)                 200      9,175
-------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS) - 0.23%

Photronics, Inc.(a)                                  200      4,413
-------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.12%

NCO Group, Inc.(a)                                   100      2,200
-------------------------------------------------------------------

FOODS - 0.25%

Ralcorp Holdings, Inc.(a)                            100      1,888
-------------------------------------------------------------------
United Natural Foods, Inc.(a)                        100      2,850
-------------------------------------------------------------------
                                                              4,738
-------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.19%

Medicis Pharmaceutical Corp.(a)                      100      3,650
-------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.93%

Health Management Associates, Inc. - Class A(a)      200      6,688
-------------------------------------------------------------------
Quorum Health Group, Inc.(a)                         200      5,300
-------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)         100      5,837
-------------------------------------------------------------------
                                                             17,825
-------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                             MARKET
                                                   SHARES    VALUE


HEALTH CARE (LONG TERM CARE) - 0.48%

Assisted Living Concepts, Inc.(a)                      300 $    5,175
---------------------------------------------------------------------
Health Care and Retirement Corp.(a)                    100      3,944
---------------------------------------------------------------------
                                                                9,119
---------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.27%

Concentra Managed Care, Inc.(a)                        200      5,200
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.61%

Henry Schein, Inc.(a)                                  200      9,225
---------------------------------------------------------------------
Sybron International Corp.(a)                          100      2,525
---------------------------------------------------------------------
                                                               11,750
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.92%

Advance Paradigm, Inc.(a)                              100      3,675
---------------------------------------------------------------------
Boron, LePore & Associates, Inc.(a)                    200      7,600
---------------------------------------------------------------------
Hooper Holmes, Inc.                                    100      2,100
---------------------------------------------------------------------
Ocular Sciences, Inc.(a)                               100      3,250
---------------------------------------------------------------------
Omnicare, Inc.                                         200      7,625
---------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)                300      6,281
---------------------------------------------------------------------
Superior Consultant Holdings Corp.(a)                  100      4,313
---------------------------------------------------------------------
Veterinary Centers of America, Inc.(a)                 100      1,881
---------------------------------------------------------------------
                                                               36,725
---------------------------------------------------------------------

HOMEBUILDING - 0.38%

American Homestar Corp.(a)                             300      7,181
---------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCE - 0.06%

International Comfort Products Corp. (Canada)(a)       100      1,213
---------------------------------------------------------------------

HOUSEWARES - 0.83%

Helen of Troy Ltd.(a)                                  400      8,800
---------------------------------------------------------------------
Windmere-Durable Holdings Inc.(a)                      200      7,163
---------------------------------------------------------------------
                                                               15,963
---------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.16%

Penn Treaty American Corp.(a)                          100      3,150
---------------------------------------------------------------------

INSURANCE (PROPERTY - CASUALTY) - 0.32%

CMAC Investment Corp.                                  100      6,150
---------------------------------------------------------------------

LODGING - HOTELS - 0.42%

Royal Caribbean Cruises Ltd.                           100      7,950
---------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.18%

Applied Power, Inc. - Class A                          100      3,438
---------------------------------------------------------------------

MANUFACTURING - SPECIALIZED - 0.32%

Coflexip S.A. - ADR (France)                           100      6,113
---------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 1.33%

Daisytek International Corp.(a)                        300      7,631
---------------------------------------------------------------------
Herman Miller, Inc.                                    200      4,863
---------------------------------------------------------------------
Mail-Well, Inc.(a)                                     300      6,506
---------------------------------------------------------------------
United Stationers, Inc.(a)                             100      6,475
---------------------------------------------------------------------
                                                               25,475
---------------------------------------------------------------------

                                                    MARKET
                                          SHARES    VALUE


OIL & GAS (DRILLING & EQUIPMENT) - 0.74%

Cal Dive International, Inc.(a)               100 $    2,756
------------------------------------------------------------
EVI Weatherford, Inc.(a)                      100      3,713
------------------------------------------------------------
National-Oilwell, Inc.(a)                     100      2,681
------------------------------------------------------------
Veritas DGC, Inc.(a)                          100      4,994
------------------------------------------------------------
                                                      14,144
------------------------------------------------------------

PERSONAL CARE - 0.60%

Rexall Sundown, Inc.(a)                       200      7,050
------------------------------------------------------------
Twinlab Corp.(a)                              100      4,369
------------------------------------------------------------
                                                      11,419
------------------------------------------------------------

RESTAURANTS - 0.21%

Showbiz Pizza Time, Inc.(a)                   100      4,031
------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.52%

CDW Computer Centers, Inc.(a)                 200     10,000
------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.59%

Ames Department Stores, Inc.(a)               200      5,262
------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                   150      6,094
------------------------------------------------------------
                                                      11,356
------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.22%

Fred Meyer, Inc.(a)                           100      4,250
------------------------------------------------------------

RETAIL (SPECIALTY) - 2.93%

Finish Line, Inc. (The) - Class A(a)          200      5,625
------------------------------------------------------------
Footstar, Inc.(a)                             100      4,800
------------------------------------------------------------
Inacom Corp.(a)                               200      6,350
------------------------------------------------------------
Just for Feet, Inc.(a)                        200      5,700
------------------------------------------------------------
Linens 'N Things, Inc.(a)                     200      6,112
------------------------------------------------------------
Michaels Stores, Inc.(a)                      200      7,056
------------------------------------------------------------
Party City Corp.(a)                           100      2,937
------------------------------------------------------------
Pier 1 Imports, Inc.                          100      2,388
------------------------------------------------------------
Renters Choice, Inc.(a)                       300      8,512
------------------------------------------------------------
Sunglass Hut International, Inc.(a)           200      2,213
------------------------------------------------------------
Trans World Entertainment Corp.(a)            100      4,313
------------------------------------------------------------
                                                      56,006
------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 1.10%

Abercrombie & Fitch Co. - Class A(a)          138      6,072
------------------------------------------------------------
Buckle, Inc. (The)(a)                          50      1,475
------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                150      4,950
------------------------------------------------------------
Pacific Sunwear of California(a)              150      5,250
------------------------------------------------------------
Wet Seal, Inc. - Class A(a)                   100      3,200
------------------------------------------------------------
                                                      20,947
------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.17%

Bay View Capital Corp.                        100      3,175
------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                           MARKET
                                               SHARES      VALUE
SERVICES (ADVERTISING/MARKETING) - 0.45%

Market Facts, Inc.(a)                              100 $    2,175
-----------------------------------------------------------------
Metris Companies Inc.                              100      6,375
-----------------------------------------------------------------
                                                            8,550
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.71%

Cerner Corp.(a)                                    200      5,662
-----------------------------------------------------------------
Stewart Enterprises, Inc. - Class A                300      7,988
-----------------------------------------------------------------
                                                           13,650
-----------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.56%

Analysts International Corp.                       200      5,675
-----------------------------------------------------------------
Computer Task Group, Inc.                          200      6,700
-----------------------------------------------------------------
Insight Enterprises, Inc.(a)                       200      8,000
-----------------------------------------------------------------
InterVoice, Inc.(a)                                100      1,775
-----------------------------------------------------------------
SunGard Data Systems Inc.(a)                       200      7,675
-----------------------------------------------------------------
                                                           29,825
-----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.52%

Affiliated Computer Services, Inc.(a)              200      7,700
-----------------------------------------------------------------
Billing Information Concepts Corp.(a)              300      4,650
-----------------------------------------------------------------
Computer Horizons Corp.(a)                         100      3,706
-----------------------------------------------------------------
CSG Systems International, Inc.(a)                 200      9,375
-----------------------------------------------------------------
Envoy Corp.(a)                                     100      4,738
-----------------------------------------------------------------
Hyperion Software Corp.(a)                         200      5,700
-----------------------------------------------------------------
National Computer Systems, Inc.                    100      2,400
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR (Ireland)(a)       200     10,025
-----------------------------------------------------------------
                                                           48,294
-----------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.39%

Robert Half International, Inc.(a)                 100      5,588
-----------------------------------------------------------------
Vincam Group, Inc. (The)(a)                        100      1,962
-----------------------------------------------------------------
                                                            7,550
-----------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.22%

Cornell Corrections, Inc.(a)                       200      4,200
-----------------------------------------------------------------

TEXTILES (APPAREL) - 0.31%

Quicksilver, Inc.(a)                               100      1,993
-----------------------------------------------------------------
St. John Knits, Inc.                               100      3,863
-----------------------------------------------------------------
                                                            5,856
-----------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.68%

Mohawk Industries, Inc.(a)                         200      6,338
-----------------------------------------------------------------
WestPoint Stevens, Inc.(a)                         200      6,600
-----------------------------------------------------------------
                                                           12,938
-----------------------------------------------------------------

TRUCKS & PARTS - 0.40%

Wabash National Corp.                              300      7,725
-----------------------------------------------------------------

                                                                    MARKET
                                                      SHARES        VALUE
WASTE MANAGEMENT - 1.26%

Allied Waste Industries, Inc.(a)                          200     $    4,800
-----------------------------------------------------------------------------
American Disposal Services, Inc.(a)                       200          9,375
-----------------------------------------------------------------------------
Eastern Environmental Services, Inc.(a)                   100          3,400
-----------------------------------------------------------------------------
KTI, Inc.(a)                                              300          6,488
-----------------------------------------------------------------------------
                                                                      24,063
-----------------------------------------------------------------------------
  Total Common Stocks (Cost $661,235)                                679,513
-----------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
U.S. TREASURY BILLS(b) - 29.46%

5.00%, 09/24/1998 (Cost $563,440)                    $570,000(c)     563,553
-----------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements
   (Cost $1,224,675)                                               1,243,066
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS(d) - 35.73%

Dean Witter Reynolds, Inc., 6.10% 07/01/98(e)         400,000        400,000
-----------------------------------------------------------------------------
SBC Capital Markets, Inc., 5.85% 07/01/98(f)          283,282        283,282
-----------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $683,282)                        683,282
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.71%                                        1,926,348
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.71)%                              (13,576)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $1,912,772
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.
(f) Joint repurchase agreement entered into 06/30/98 with a maturing value of $1,000,162,500. Collateralized by $3,590,870,000 U.S. Government
    obligations, 0% due 08/15/00 to 11/15/24 with an aggregate market value at 06/30/98 of $1,148,593,549.

Investment Abbreviations:

ADR - American Depositary Receipt

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $1,224,675)                                  $ 1,243,066
---------------------------------------------------------------------
Repurchase agreements (cost $683,282)                         683,282
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             2,964
---------------------------------------------------------------------
 Investments sold                                               4,569
---------------------------------------------------------------------
 Dividends and interest                                           116
---------------------------------------------------------------------
 Variation margin                                               4,700
---------------------------------------------------------------------
 Reimbursement from advisor                                    14,345
---------------------------------------------------------------------
  Total assets                                              1,953,042
---------------------------------------------------------------------

LIABILITIES:

Payables for investments purchased                             26,229
---------------------------------------------------------------------
Accrued advisory fees                                             948
---------------------------------------------------------------------
Accrued directors' fees                                         1,383
---------------------------------------------------------------------
Accrued administrative services fees                            7,600
---------------------------------------------------------------------
Accrued operating expenses                                      4,110
---------------------------------------------------------------------
  Total liabilities                                            40,270
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 1,912,772
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  197,246
=====================================================================
Net asset value, offering and redemption price per share        $9.70
=====================================================================



STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                          $ 7,485
--------------------------------------------------------------------------
Dividends                                                              24
--------------------------------------------------------------------------
   Total investment income                                          7,509
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       1,609
--------------------------------------------------------------------------
Administrative services fees                                        7,600
--------------------------------------------------------------------------
Custodian fees                                                      3,719
--------------------------------------------------------------------------
Directors' fees and expenses                                        1,383
--------------------------------------------------------------------------
Legal fees                                                          1,333
--------------------------------------------------------------------------
Other                                                               1,056
--------------------------------------------------------------------------
   Total expenses                                                  16,700
--------------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                       (14,345)
--------------------------------------------------------------------------
      Expenses paid indirectly                                        (51)
--------------------------------------------------------------------------
   Net expenses                                                     2,304
--------------------------------------------------------------------------
Net investment income                                               5,205
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                             (235)
--------------------------------------------------------------------------
   Futures contracts                                              (41,290)
--------------------------------------------------------------------------
                                                                  (41,525)
--------------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                           18,391
--------------------------------------------------------------------------
   Futures contracts                                               13,425
--------------------------------------------------------------------------
                                                                   31,816
--------------------------------------------------------------------------
 Net gain (loss) from investment securities and futures contracts  (9,709)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(4,504)
==========================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through June 30, 1998 (Unaudited)

OPERATIONS:

 Net investment income                                             $    5,205
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                           (41,525)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities and futures
  contracts                                                            31,816
------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations     (4,504)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       1,917,276
------------------------------------------------------------------------------
   Net increase in net assets                                       1,912,772
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $1,912,272
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $1,917,276
------------------------------------------------------------------------------
 Undistributed net investment income                                    5,205
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                               (41,525)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and futures
  contracts                                                            31,816
------------------------------------------------------------------------------
                                                                   $1,912,772
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Aggressive Growth Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which

                        AIM V.I. AGGRESSIVE GROWTH FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM reimbursed expenses of $14,345.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM was reimbursed $7,600 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES

The Fund received reductions in custodian fees of $51 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $51 during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through June 30, 1998 was $694,990 and $33,535, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 44,147
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (25,756)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 18,391
=======================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through June 30, 1998 were as follows:

              JUNE 30, 1998
            -------------------
            SHARES     AMOUNT
            -------  ----------
Sold        197,931  $1,923,755
--------------------------------
Reacquired     (685)     (6,479)
--------------------------------
            197,246  $1,917,276
================================

NOTE 7- FUTURES CONTRACTS

On June 30, 1998, $42,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                           NO. OF                    MONTH/                   UNREALIZED
                          CONTRACTS                COMMITMENT                APPRECIATION
     CONTRACT             ---------             ----------------             ------------
Russell 2000 Index           4                  September 98/Buy               $13,425
=========================================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                                                                  JUNE 30,
                                                                    1998
                                                                  --------
Net asset value, beginning of period                              $ 10.00
-----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03
-----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)   (0.33)
-----------------------------------------------------------------------
   Total from investment operations                                 (0.30)
-----------------------------------------------------------------------
Net asset value, end of period                                    $  9.70
================================================================= =======
Total return(a)                                                     (3.00)%
================================================================= =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $ 1,913
================================================================= =======
Ratio of expenses to average net assets(b)                           1.17%(c)
================================================================= =======
Ratio of net investment income to average net assets(d)              2.59%(c)
================================================================= =======
Portfolio turnover rate                                                 8%
================================================================= =======
Average brokerage commission rate paid(e)                         $0.0408
================================================================= =======

(a) Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 8.30% (annualized).
(c) Ratios are annualized and based on average net assets of $1,203,280.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (4.54)% (annualized).
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

                        AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
CORPORATE BONDS - 4.18%

TELEPHONE - 4.18%

SBC Communications, Inc., Deb., 7.375%, 07/15/43          $ 70,000  $   74,157
-------------------------------------------------------------------------------
  Total Corporate Bonds (Cost $74,025)                                  74,157
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 30.85%

Fannie Mae, Notes, 6.18%, 03/15/01                         300,000     303,690
-------------------------------------------------------------------------------
Private Export Funding, Sec. Deb., 8.35%, 01/31/01         230,000     244,283
-------------------------------------------------------------------------------
  Total U.S. Government Agency Securities (Cost $547,569)              547,973
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 58.61%

Bills, 5.00%, 09/24/98(a)                                  440,000     435,023
-------------------------------------------------------------------------------
Notes, 5.75%, 04/30/03                                     600,000     605,934
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $1,039,906)                   1,040,957
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 9.64%(b)

Dean Witter Reynolds, Inc., 6.10%, 07/01/98(c)
 (Cost $171,279)                                           171,279     171,279
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.28%                                          1,834,366
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS  - (3.28)%                               (58,201)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $1,776,165
===============================================================================

(a) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 7.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000. U.S. Government obligations, 0% to 9.375%, due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Abbreviations:

Deb. - Debentures
Sec. - Secured


See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $1,832,779)            $ 1,834,366
---------------------------------------------------------------------
Receivables for:
 Reimbursement from advisor                                    13,306
---------------------------------------------------------------------
 Capital stock sold                                             3,196
---------------------------------------------------------------------
 Dividends and interest                                        21,737
---------------------------------------------------------------------
  Total assets                                              1,872,605
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         76,406
---------------------------------------------------------------------
 Variation margin                                               6,375
---------------------------------------------------------------------
Accrued advisory fees                                             888
---------------------------------------------------------------------
Accrued directors' fees                                         1,383
---------------------------------------------------------------------
Accrued administrative services fees                            7,600
---------------------------------------------------------------------
Accrued operating expenses                                      3,788
---------------------------------------------------------------------
  Total liabilities                                            96,440
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 1,776,165
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  174,947
=====================================================================
Net asset value, offering and redemption price per share       $10.15
=====================================================================



STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                            $10,788
----------------------------------------------------------------------------
   Total investment income                                           10,788
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         1,528
----------------------------------------------------------------------------
Administrative services fees                                          7,600
----------------------------------------------------------------------------
Custodian fees                                                        2,831
----------------------------------------------------------------------------
Directors' fees and expenses                                          1,383
----------------------------------------------------------------------------
Legal fees                                                            1,333
----------------------------------------------------------------------------
Other                                                                 1,050
----------------------------------------------------------------------------
   Total expenses                                                    15,725
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (20)
----------------------------------------------------------------------------
  Fees waived and reimbursed by advisor                             (13,306)
----------------------------------------------------------------------------
   Net expenses                                                       2,399
----------------------------------------------------------------------------
Net investment income                                                 8,389
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
 FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                                (37)
----------------------------------------------------------------------------
   Futures contracts                                                      3
----------------------------------------------------------------------------
                                                                        (34)
----------------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                              1,587
----------------------------------------------------------------------------
   Futures contracts                                                 17,950
----------------------------------------------------------------------------
                                                                     19,537
----------------------------------------------------------------------------
 Net gain from investment securities and futures contracts           19,503
----------------------------------------------------------------------------
Net increase in net assets resulting from operations                $27,892
============================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through June 30, 1998 (Unaudited)

OPERATIONS:

 Net investment income                                             $    8,389
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                               (34)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities and futures
  contracts                                                            19,537
------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                27,892
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       1,748,273
------------------------------------------------------------------------------
   Net increase in net assets                                       1,776,165
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $1,776,165
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $1,748,273
------------------------------------------------------------------------------
 Undistributed net investment income                                    8,389
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                                   (34)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and futures
  contracts                                                            19,537
------------------------------------------------------------------------------
                                                                   $1,776,165
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Balanced Fund (the "Fund"). The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which

                            AIM V.I. BALANCED FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Bond Premiums - It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM voluntarily reimbursed expenses of $13,306.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM was reimbursed $7,600 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $20 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $20 during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                            AIM V.I. BALANCED FUND

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased during the period May 1, 1998 (date operations commenced) through June 30, 1998 was $1,226,610.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $1,587
--------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      --
--------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,587
====================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through June 30, 1998 were as follows:

              JUNE 30, 1998
            -------------------
            SHARES     AMOUNT
            -------  ----------
Sold        182,647  $1,825,825
--------------------------------
Reacquired   (7,700)    (77,552)
--------------------------------
            174,947  $1,748,273
================================

NOTE 7 - OPEN FUTURES CONTRACTS
On June 30, 1998, $36,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

               NUMBER OF                   UNREALIZED
               CONTRACTS MONTH/COMMITMENT APPRECIATION
               -----------------------------------
S&P 500 Index       3       Sep 98/Buy      $17,950
======================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                                                         JUNE 30,
                                                           1998
                                                         --------
Net asset value, beginning of period                      $10.00
--------------------------------------------------------  ------
Income from investment operations:
  Net investment income                                     0.05
--------------------------------------------------------  ------
  Net gains on securities (both realized and unrealized)    0.10
--------------------------------------------------------  ------
   Total from investment operations                         0.15
--------------------------------------------------------  ------
Net asset value, end of period                            $10.15
========================================================  ======
Total return(a)                                             1.50%
========================================================  ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                  $1,776
========================================================  ======
Ratio of expenses to average net assets(b)                  1.19%(c)
========================================================  ======
Ratio of net investment income to average net assets(d)     4.12%(c)
========================================================  ======
Portfolio turnover rate                                        0%
========================================================  ======

(a) Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 7.72% (annualized).
(c) Ratios are annualized and based on average net assets of $1,219,104.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (2.41)% (annualized).

                             AIM V.I. BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                              MARKET
                                                  SHARES      VALUE
COMMON STOCKS - 90.09%

AEROSPACE/DEFENSE - 0.94%

AAR Corp.                                         50,000 $  1,478,125
---------------------------------------------------------------------
BE Aerospace, Inc.(a)                             20,000      582,500
---------------------------------------------------------------------
Gulfstream Aerospace Corp.(a)                     40,000    1,860,000
---------------------------------------------------------------------
Precision Castparts Corp.                          9,300      496,388
---------------------------------------------------------------------
Sundstrand Corp.                                  22,900    1,311,025
---------------------------------------------------------------------
                                                            5,728,038
---------------------------------------------------------------------

AIR FREIGHT - 0.04%

AirNet Systems, Inc.(a)                           16,000      258,000
---------------------------------------------------------------------

AIRLINES - 0.50%

Continental Airlines, Inc.(a)                     40,000    2,435,000
---------------------------------------------------------------------
Southwest Airlines Co.                            20,000      592,500
---------------------------------------------------------------------
                                                            3,027,500
---------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.04%

Danaher Corp.                                      5,800      212,787
---------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.16%

Summit Bancorp                                    20,000      950,000
---------------------------------------------------------------------

BANKS (REGIONAL) - 1.48%

AmSouth Bancorporation                            30,000    1,179,375
---------------------------------------------------------------------
Crestar Financial Corp.                           20,200    1,102,162
---------------------------------------------------------------------
Golden State Bancorp, Inc.(a)                     40,000    1,190,000
---------------------------------------------------------------------
National Commerce Bancorporation                  15,000      628,125
---------------------------------------------------------------------
North Fork Bancorporation, Inc.                   60,000    1,466,250
---------------------------------------------------------------------
Star Banc Corp.                                   25,000    1,596,875
---------------------------------------------------------------------
TCF Financial Corp.                               40,000    1,180,000
---------------------------------------------------------------------
Zions Bancorp.                                    11,600      616,250
---------------------------------------------------------------------
                                                            8,959,037
---------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.26%

Coca-Cola Enterprises Inc.                        40,000    1,570,000
---------------------------------------------------------------------

BIOTECHNOLOGY - 0.39%

Biogen, Inc.(a)                                   31,000    1,519,000
---------------------------------------------------------------------
Curative Health Services, Inc.(a)                 29,700      846,500
---------------------------------------------------------------------
                                                            2,365,500
---------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.79%

CanWest Global Communications Corp. (Canada)      57,600      925,200
---------------------------------------------------------------------
Chancellor Media Corp.(a)                          7,272      361,100
---------------------------------------------------------------------
Clear Channel Communications, Inc.(a)             16,600    1,811,475
---------------------------------------------------------------------
Comcast Corp. - Class A                           55,000    2,232,656
---------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)             28,000    1,356,250
---------------------------------------------------------------------
Heftel Broadcasting Corp.                         22,100      988,975
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                     27,500    1,622,500
---------------------------------------------------------------------

                                                                MARKET
                                                      SHARES    VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - (CONTINUED)

Liberty Media Group(a)                                   40,000  $ 1,552,500
----------------------------------------------------------------------------
                                                                  10,850,656
----------------------------------------------------------------------------

CHEMICALS - 0.35%

IMC Global, Inc.                                         35,000    1,054,375
----------------------------------------------------------------------------
NL Industries, Inc.                                       4,800       96,000
----------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)               12,500      944,531
----------------------------------------------------------------------------
                                                                   2,094,906
----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 3.31%

ADC Telecommunications, Inc.(a)                          74,200    2,710,618
----------------------------------------------------------------------------
Andrew Corp.(a)                                          41,000      740,562
----------------------------------------------------------------------------
Aspect Telecommunications Corp.(a)                       40,000    1,095,000
----------------------------------------------------------------------------
Brightpoint, Inc.(a)                                     67,200      974,400
----------------------------------------------------------------------------
Comverse Technology, Inc.(a)                             37,100    1,924,562
----------------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)                     19,000      719,625
----------------------------------------------------------------------------
General Instrument Corp.(a)                              35,000      951,562
----------------------------------------------------------------------------
Nokia Oyj A.B. - Class A (Finland)                        8,600      635,520
----------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Finland)                 60,400    4,382,775
----------------------------------------------------------------------------
REMEC, Inc.(a)                                           27,500      312,812
----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - Class B (Sweden)       33,400      975,824
----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR (Sweden)           64,600    1,849,175
----------------------------------------------------------------------------
Tellabs, Inc.(a)                                         39,800    2,850,675
----------------------------------------------------------------------------
                                                                  20,123,110
----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.63%

Apple Computer, Inc.(a)                                  40,000    1,147,500
----------------------------------------------------------------------------
Comdisco, Inc.                                          165,200    3,138,800
----------------------------------------------------------------------------
Dell Computer Corp.(a)                                   51,000    4,733,437
----------------------------------------------------------------------------
IDX Systems Corp.(a)                                     19,000      875,187
----------------------------------------------------------------------------
                                                                   9,894,924
----------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.03%

Ascend Communications, Inc.(a)                          100,000    4,956,250
----------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                   19,850    1,827,440
----------------------------------------------------------------------------
FORE Systems, Inc.(a)                                   117,000    3,100,500
----------------------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)                     38,500      921,593
----------------------------------------------------------------------------
3Com Corp.(a)                                            50,000    1,534,375
----------------------------------------------------------------------------
                                                                  12,340,158
----------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.62%

EMC Corp.(a)                                            111,200    4,983,150
----------------------------------------------------------------------------
Lexmark International Group, Inc.(a)                     40,200    2,452,200
----------------------------------------------------------------------------
Storage Technology Corp.(a)                              55,800    2,420,325
----------------------------------------------------------------------------
                                                                   9,855,675
----------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                      MARKET
                                            SHARES     VALUE
COMPUTERS (SOFTWARE & SERVICES) - 11.27%

Advanced Fibre Communications, Inc.(a)     30,000 $ 1,201,875
-------------------------------------------------------------
America Online, Inc.                       71,000   7,526,000
-------------------------------------------------------------
Aspect Development, Inc.(a)                20,000   1,512,500
-------------------------------------------------------------
BMC Software, Inc.(a)                     133,400   6,928,462
-------------------------------------------------------------
Cadence Design Systems, Inc.(a)           135,900   4,246,875
-------------------------------------------------------------
CBT Group PLC - ADR (Ireland)(a)            1,800      96,300
-------------------------------------------------------------
Citrix Systems, Inc.(a)                    28,700   1,962,362
-------------------------------------------------------------
Computer Associates International, Inc.    29,950   1,664,096
-------------------------------------------------------------
Computer Sciences Corp.(a)                 50,800   3,251,200
-------------------------------------------------------------
Compuware Corp.(a)                         93,300   4,769,962
-------------------------------------------------------------
Concord EFS, Inc.(a)                      177,300   4,631,962
-------------------------------------------------------------
Electronic Arts, Inc.(a)                   39,000   2,106,000
-------------------------------------------------------------
Gemstar International Group Ltd.(a)        25,000     935,937
-------------------------------------------------------------
HBO & Co.                                 189,376   6,675,504
-------------------------------------------------------------
HNC Software Inc.(a)                       25,000   1,020,312
-------------------------------------------------------------
Intuit, Inc.(a)                            27,000   1,653,750
-------------------------------------------------------------
J.D. Edwards & Co.(a)                      40,000   1,717,500
-------------------------------------------------------------
Microsoft Corp.(a)                         17,600   1,907,400
-------------------------------------------------------------
Parametric Technology Co.(a)              117,100   3,176,337
-------------------------------------------------------------
Platinum Technology(a)                     45,800   1,308,162
-------------------------------------------------------------
Sterling Commerce Inc.(a)                  75,055   3,640,167
-------------------------------------------------------------
Sterling Software, Inc.(a)                 63,600   1,880,175
-------------------------------------------------------------
Symantec Corp.(a)                          20,000     522,500
-------------------------------------------------------------
Synopsys, Inc.(a)                          51,000   2,333,250
-------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)   16,900     338,000
-------------------------------------------------------------
Wind River Systems(a)                      40,000   1,435,000
-------------------------------------------------------------
                                                   68,441,588
-------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.25%

Action Performance Companies, Inc.(a)      16,000     515,000
-------------------------------------------------------------
Blyth Industries, Inc.(a)                  30,400   1,010,800
-------------------------------------------------------------
                                                    1,525,800
-------------------------------------------------------------

CONSUMER FINANCE - 3.23%

Capital One Financial Corp.                39,100   4,855,731
-------------------------------------------------------------
Countrywide Credit Industries, Inc.        23,400   1,187,550
-------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)         51,300   1,846,800
-------------------------------------------------------------
Household International, Inc.             101,400   5,044,650
-------------------------------------------------------------
IMC Mortgage Co.(a)                        52,000     549,250
-------------------------------------------------------------
MBNA Corp.                                 78,987   2,606,571
-------------------------------------------------------------
Providian Financial Corp.                  20,000   1,571,250
-------------------------------------------------------------
SLM Holding Corp.                          40,050   1,962,450
-------------------------------------------------------------
                                                   19,624,252
-------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.75%

Bergen Brunswig Corp. - Class A            37,700   1,748,337
-------------------------------------------------------------
Cardinal Health, Inc.                      48,625   4,558,593
-------------------------------------------------------------

                                                     MARKET
                                            SHARES    VALUE
DISTRIBUTORS (FOOD & HEALTH) - (CONTINUED)

McKesson Corp.                              53,200 $ 4,322,500
--------------------------------------------------------------
                                                    10,629,430
--------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.74%

American Power Conversion Corp.(a)          49,800   1,494,000
--------------------------------------------------------------
Avid Technology, Inc.(a)                    18,700     626,450
--------------------------------------------------------------
Berg Electronics Corp.(a)                   27,200     532,100
--------------------------------------------------------------
Molex, Inc.                                  4,300     107,500
--------------------------------------------------------------
Sanmina Corp.(a)                            42,600   1,847,775
--------------------------------------------------------------
SCI Systems, Inc.(a)                        59,400   2,234,925
--------------------------------------------------------------
Solectron Corp.(a)                          49,200   2,069,475
--------------------------------------------------------------
Symbol Technologies, Inc.                   44,250   1,670,437
--------------------------------------------------------------
                                                    10,582,662
--------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.13%

Arrow Electronics, Inc.(a)                  37,300     811,275
--------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.09%

General Motors Corp. - Class H(a)           12,300     579,637
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.36%

Perkin-Elmer Corp.                          16,200   1,007,437
--------------------------------------------------------------
Waters Corp.(a)                             20,000   1,178,750
--------------------------------------------------------------
                                                     2,186,187
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 2.52%

Advanced Micro Devices, Inc.(a)             40,000     682,500
--------------------------------------------------------------
Altera Corp.(a)                             30,900     913,481
--------------------------------------------------------------
Burr-Brown Corp.(a)                         41,550     872,550
--------------------------------------------------------------
Linear Technology Corp.                     40,000   2,412,500
--------------------------------------------------------------
LSI Logic Corp.(a)                          30,600     705,712
--------------------------------------------------------------
Maxim Integrated Products, Inc.(a)          92,800   2,940,600
--------------------------------------------------------------
Microchip Technology, Inc.(a)               75,500   1,972,437
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                         39,500   1,851,562
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)              56,000   1,729,000
--------------------------------------------------------------
Xilinx, Inc.(a)                             36,300   1,234,200
--------------------------------------------------------------
                                                    15,314,542
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.18%

KLA-Tencor Corp.(a)                         40,000   1,107,500
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.58%

FINOVA Group, Inc.                          40,000   2,265,000
--------------------------------------------------------------
MGIC Investment Corp.                       53,100   3,030,018
--------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)        41,600   2,046,200
--------------------------------------------------------------
SunAmerica, Inc.                            38,800   2,228,575
--------------------------------------------------------------
                                                     9,569,793
--------------------------------------------------------------

FOODS - 0.25%

Suiza Foods Corp.(a)                        25,500   1,522,031
--------------------------------------------------------------

FOOTWEAR - 0.33%

Adidas Salomon A.G. (Germany)                7,000   1,220,817
--------------------------------------------------------------
Wolverine World Wide, Inc.                  37,900     821,956
--------------------------------------------------------------
                                                     2,042,773
--------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                             MARKET
                                                   SHARES     VALUE
GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.20%

International Game Technology                     50,000 $ 1,212,500
--------------------------------------------------------------------

GOLD & PRECIOUS METALS MINING - 0.17%

Barrick Gold Corp. (Canada)                       28,000     537,250
--------------------------------------------------------------------
Battle Mountain Gold Co.                          85,000     504,687
--------------------------------------------------------------------
                                                           1,041,937
--------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.25%

Alpharma, Inc.                                    12,750     280,500
--------------------------------------------------------------------
Biovail Corporation International (Canada)(a)     10,000     320,000
--------------------------------------------------------------------
Columbia Laboratories, Inc.(a)                    20,000     115,000
--------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                     35,000     783,125
--------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                   49,100   3,157,743
--------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      42,400   1,515,800
--------------------------------------------------------------------
Jones Medical Industries, Inc.                    62,500   2,070,312
--------------------------------------------------------------------
Mylan Laboratories, Inc.                          84,000   2,525,250
--------------------------------------------------------------------
Parexel International Corp.(a)                    13,300     483,787
--------------------------------------------------------------------
R.P. Scherer Corp.(a)                              6,100     540,612
--------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   40,000   1,867,500
--------------------------------------------------------------------
                                                          13,659,629
--------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.30%

Health Management Associates, Inc. - Class A(a)  194,668   6,509,211
--------------------------------------------------------------------
Quorum Health Group, Inc.(a)                      69,500   1,841,750
--------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         52,065   1,627,031
--------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)      68,400   3,992,850
--------------------------------------------------------------------
                                                          13,970,842
--------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.33%

Beverly Enterprises, Inc.(a)                      57,200     790,075
--------------------------------------------------------------------
Health Care and Retirement Corp.(a)               49,900   1,967,931
--------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                             199,500   5,324,156
--------------------------------------------------------------------
                                                           8,082,162
--------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.28%

Concentra Managed Care, Inc.(a)                   53,500   1,391,000
--------------------------------------------------------------------
Express Scripts, Inc. - Class A(a)                21,800   1,757,625
--------------------------------------------------------------------
First Health Group Corporation(a)                 40,000   1,140,000
--------------------------------------------------------------------
PacifiCare Health Systems, Inc. - Class B(a)      27,500   2,430,312
--------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                        28,500   1,031,343
--------------------------------------------------------------------
                                                           7,750,280
--------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.82%

Alza Corp.(a)                                     40,000   1,730,000
--------------------------------------------------------------------
Covance, Inc.(a)                                  82,525   1,856,812
--------------------------------------------------------------------
Lincare Holdings, Inc.(a)                         78,400   3,297,700
--------------------------------------------------------------------
Omnicare, Inc.                                   130,400   4,971,500
--------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           15,000     314,062
--------------------------------------------------------------------
Quintiles Transnational Corp.(a)                  35,600   1,751,075
--------------------------------------------------------------------

                                                      MARKET
                                            SHARES     VALUE
HEALTH CARE (SPECIALIZED SERVICES) - (CONTINUED)

Total Renal Care Holdings, Inc.(a)           92,333 $ 3,185,488
---------------------------------------------------------------
Transition Systems, Inc.(a)                     600       6,375
---------------------------------------------------------------
                                                     17,113,012
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.19%

Allegiance Corp.                             40,000   2,050,000
---------------------------------------------------------------
Arterial Vascular Engineering, Inc.(a)       37,400   1,337,050
---------------------------------------------------------------
Becton, Dickinson & Co.                      35,500   2,755,685
---------------------------------------------------------------
Biomet, Inc.                                 50,900   1,682,881
---------------------------------------------------------------
Boston Scientific Corp.(a)                   25,000   1,790,625
---------------------------------------------------------------
Guidant Corp.                                47,300   3,373,081
---------------------------------------------------------------
Henry Schein, Inc.(a)                        34,985   1,613,683
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)                 12,000   1,038,750
---------------------------------------------------------------
St. Jude Medical, Inc.(a)                    32,000   1,178,000
---------------------------------------------------------------
Stryker Corp.                                14,200     544,925
---------------------------------------------------------------
Sybron International Corp.(a)                79,400   2,004,850
---------------------------------------------------------------
                                                     19,369,530
---------------------------------------------------------------

HOMEBUILDING - 0.59%

Clayton Homes, Inc.                         117,300   2,228,700
---------------------------------------------------------------
Fleetwood Enterprises, Inc.                  14,000     560,000
---------------------------------------------------------------
Kaufman and Broad Home Corporation           24,600     781,050
---------------------------------------------------------------
                                                      3,569,750
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.29%

Leggett & Platt, Inc.                        70,000   1,750,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.23%

Fort James Corp.                             31,400   1,397,300
---------------------------------------------------------------

HOUSEWARES - 0.27%

Central Garden and Pet Co.(a)                10,000     311,250
---------------------------------------------------------------
Rubbermaid, Inc.                             40,000   1,327,500
---------------------------------------------------------------
                                                      1,638,750
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.83%

AFLAC Inc.                                   50,000   1,515,625
---------------------------------------------------------------
Provident Companies, Inc.                    60,000   2,070,000
---------------------------------------------------------------
ReliaStar Financial Corp.                    30,000   1,440,000
---------------------------------------------------------------
                                                      5,025,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.18%

Allmerica Financial Corp.                    17,000   1,105,000
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.76%

Executive Risk Inc.                          17,900   1,320,125
---------------------------------------------------------------
Mercury General Corp.                        33,200   2,135,175
---------------------------------------------------------------
Progressive Corp.                             8,200   1,156,200
---------------------------------------------------------------
                                                      4,611,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.39%

Edwards (A.G.), Inc.                         25,000   1,067,187
---------------------------------------------------------------
Paine Webber Group Inc.                      30,000   1,286,250
---------------------------------------------------------------
                                                      2,353,437
---------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                     MARKET
                                            SHARES    VALUE
INVESTMENT MANAGEMENT - 0.62%

Franklin Resources, Inc.                  37,600 $ 2,030,400
------------------------------------------------------------
T. Rowe Price Associates, Inc.            46,800   1,757,925
------------------------------------------------------------
                                                   3,788,325
------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.59%

Harley-Davidson, Inc.                     74,000   2,867,500
------------------------------------------------------------
North Face, Inc. (The)(a)                 12,500     300,000
------------------------------------------------------------
Speedway Motorsports, Inc.(a)             15,900     406,443
------------------------------------------------------------
                                                   3,573,943
------------------------------------------------------------

LODGING-HOTELS - 0.27%

Promus Hotel Corp.(a)                     42,543   1,637,905
------------------------------------------------------------
Sunburst Hospitality Corp. (a)             3,700      25,669
------------------------------------------------------------
                                                   1,663,574
------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.74%

AMETEK, Inc.                               9,000     263,812
------------------------------------------------------------
Crane Co.                                 11,600     563,325
------------------------------------------------------------
Hillenbrand Industries, Inc.              21,500   1,290,000
------------------------------------------------------------
Pentair, Inc.                             14,500     616,250
------------------------------------------------------------
Tyco International Ltd.                   27,936   1,759,968
------------------------------------------------------------
                                                   4,493,355
------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.66%

Avery Dennison Corp.                      22,000   1,182,500
------------------------------------------------------------
Coflexip S.A. (France)                    17,600   1,075,800
------------------------------------------------------------
US Filter Corp.(a)                        63,100   1,770,743
------------------------------------------------------------
                                                   4,029,043
------------------------------------------------------------

METAL FABRICATORS - 0.17%

Kennametal, Inc.                          25,000   1,043,750
------------------------------------------------------------

NATURAL GAS - 0.61%

Equitable Resources, Inc.                 30,100     918,050
------------------------------------------------------------
KN Energy, Inc.                           51,000   2,763,562
------------------------------------------------------------
                                                   3,681,612
------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.17%

Herman Miller, Inc.                       28,000     680,750
------------------------------------------------------------
HON INDUSTRIES, Inc.                       9,800     333,200
------------------------------------------------------------
                                                   1,013,950
------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 3.42%

Baker Hughes, Inc.                        20,100     694,706
------------------------------------------------------------
BJ Services Co.(a)                        64,700   1,880,343
------------------------------------------------------------
Cooper Cameron Corp.(a)                   44,000   2,244,000
------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)   30,200     653,075
------------------------------------------------------------
EVI Weatherford, Inc.(a)                  29,100   1,080,337
------------------------------------------------------------
Global Industries Ltd.(a)                 95,000   1,603,125
------------------------------------------------------------
Input/Output, Inc.(a)                     58,500   1,042,031
------------------------------------------------------------

                                                            MARKET
                                                  SHARES    VALUE
OIL & GAS (DRILLING & EQUIPMENT) - (CONTINUED)

Marine Drilling Companies, Inc.(a)                 62,000 $  992,000
--------------------------------------------------------------------
National-Oilwell, Inc.(a)                          36,600    981,337
--------------------------------------------------------------------
Noble Drilling Corp.(a)                            35,200    847,000
--------------------------------------------------------------------
Patterson Energy, Inc.(a)                          50,000    489,062
--------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)               60,000  1,177,500
--------------------------------------------------------------------
Pride International, Inc.(a)                       73,000  1,236,437
--------------------------------------------------------------------
R&B Falcon Corporation(a)                          36,000    814,500
--------------------------------------------------------------------
Smith International, Inc.(a)                       35,300  1,228,881
--------------------------------------------------------------------
Varco International, Inc.(a)                      100,000  1,981,250
--------------------------------------------------------------------
Veritas DGC, Inc.(a)                               35,800  1,787,762
--------------------------------------------------------------------
                                                          20,733,346
--------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.89%

Apache Corp.                                       30,000    945,000
--------------------------------------------------------------------
Burlington Resources, Inc.                         29,100  1,253,118
--------------------------------------------------------------------
Ocean Energy, Inc.(a)                              60,840  1,190,182
--------------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)                 80,000    860,000
--------------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)       40,000    775,000
--------------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR (United Kingdom)(a)   20,000    350,000
--------------------------------------------------------------------
                                                           5,373,300
--------------------------------------------------------------------

PERSONAL CARE - 0.40%

Rexall Sundown, Inc.(a)                            68,400  2,411,100
--------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.35%

AES Corp.(a)                                       40,000  2,102,500
--------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.16%

A.H. Belo Corp.                                    40,000    975,000
--------------------------------------------------------------------

RESTAURANTS - 1.02%

Brinker International, Inc.(a)                     55,000  1,058,750
--------------------------------------------------------------------
CKE Restaurants, Inc.                              54,490  2,247,712
--------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.             29,500    936,625
--------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                        21,000    819,000
--------------------------------------------------------------------
Starbucks Corp.(a)                                 20,700  1,106,156
--------------------------------------------------------------------
                                                           6,168,243
--------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.52%

Lowe's Companies, Inc.                             77,200  3,131,425
--------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.52%

Best Buy Co., Inc.(a)                              30,000  1,083,750
--------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      38,500  1,925,000
--------------------------------------------------------------------
Circuit City Stores - Circuit City Group           28,000  1,312,500
--------------------------------------------------------------------
Ingram Micro, Inc. - Class A(a)                    35,400  1,566,450
--------------------------------------------------------------------
Tandy Corp.                                        25,000  1,326,562
--------------------------------------------------------------------
Tech Data Corp.(a)                                 46,800  2,006,550
--------------------------------------------------------------------
                                                           9,220,812
--------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                  MARKET
                                        SHARES     VALUE
RETAIL (DEPARTMENT STORES) - 0.54%

Kohl's Corp.(a)                        36,800 $ 1,909,000
---------------------------------------------------------
Proffitt's, Inc.(a)                    34,200   1,380,825
---------------------------------------------------------
                                                3,289,825
---------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.92%

Dollar General Corp.                   30,002   1,186,954
---------------------------------------------------------
Dollar Tree Stores, Inc.(a)            56,475   2,294,296
---------------------------------------------------------
Family Dollar Stores, Inc.             66,000   1,221,000
---------------------------------------------------------
Ross Stores, Inc.                      20,000     860,000
---------------------------------------------------------
                                                5,562,250
---------------------------------------------------------

RETAIL (DRUG STORES) - 0.89%

CVS Corp.                              37,546   1,461,947
---------------------------------------------------------
Rite Aid Corp.                        104,560   3,927,535
---------------------------------------------------------
                                                5,389,482
---------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.64%

Kroger Co.(a)                         101,700   4,360,387
---------------------------------------------------------
Safeway, Inc.(a)                      137,400   5,590,462
---------------------------------------------------------
                                                9,950,849
---------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.97%

Costco Companies, Inc.(a)              23,400   1,475,662
---------------------------------------------------------
Dayton Hudson Corp.                    40,400   1,959,400
---------------------------------------------------------
Fred Meyer, Inc.(a)                    57,820   2,457,350
---------------------------------------------------------
                                                5,892,412
---------------------------------------------------------

RETAIL (SPECIALTY) - 3.24%

AutoZone, Inc.(a)                      55,000   1,756,562
---------------------------------------------------------
Bed Bath & Beyond, Inc.(a)             35,500   1,839,343
---------------------------------------------------------
Finish Line, Inc. (The) - Class A(a)   19,100     537,187
---------------------------------------------------------
General Nutrition Companies, Inc.(a)   26,200     815,475
---------------------------------------------------------
Hollywood Entertainment Corp.(a)       67,800     919,537
---------------------------------------------------------
Inacom Corp.(a)                        20,600     654,050
---------------------------------------------------------
Michaels Stores, Inc.(a)               48,500   1,711,140
---------------------------------------------------------
Office Depot, Inc.(a)                  84,400   2,663,875
---------------------------------------------------------
OfficeMax, Inc.(a)                     50,000     825,000
---------------------------------------------------------
PETsMART, Inc.(a)                     119,400   1,194,000
---------------------------------------------------------
Staples, Inc.(a)                      190,087   5,500,642
---------------------------------------------------------
Williams-Sonoma, Inc.(a)               40,000   1,272,500
---------------------------------------------------------
                                               19,689,311
---------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 1.68%

Abercrombie & Fitch Co. - Class A(a)   30,100   1,324,400
---------------------------------------------------------
Gap, Inc. (The)                        49,050   3,022,706
---------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         83,625   2,759,625
---------------------------------------------------------
Stage Stores, Inc.(a)                  13,200     597,300
---------------------------------------------------------
TJX Companies, Inc.                   103,000   2,484,875
---------------------------------------------------------
                                               10,188,906
---------------------------------------------------------

                                                         MARKET
                                               SHARES    VALUE


SAVINGS & LOAN COMPANIES - 0.44%

Charter One Financial, Inc.                     36,000 $1,212,750
-----------------------------------------------------------------
Dime Bancorp, Inc.                              48,000  1,437,000
-----------------------------------------------------------------
                                                        2,649,750
-----------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.35%

Cognizant Corp.                                 25,000  1,575,000
-----------------------------------------------------------------
Omnicom Group, Inc.                             61,300  3,057,337
-----------------------------------------------------------------
Outdoor Systems, Inc.(a)                        57,000  1,596,000
-----------------------------------------------------------------
Snyder Communications, Inc.(a)                  45,000  1,980,000
-----------------------------------------------------------------
                                                        8,208,337
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.01%

ChoicePoint, Inc.(a)                            12,500    632,812
-----------------------------------------------------------------
Cintas Corp.                                    33,000  1,683,000
-----------------------------------------------------------------
Equity Corp. International(a)                   32,800    787,200
-----------------------------------------------------------------
Service Corp. International                    129,000  5,530,875
-----------------------------------------------------------------
Stewart Enterprises, Inc. - Class A            107,500  2,862,187
-----------------------------------------------------------------
Viad Corp.                                      25,000    693,750
-----------------------------------------------------------------
                                                       12,189,824
-----------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.37%

Cambridge Technology Partners, Inc.(a)          24,200  1,321,925
-----------------------------------------------------------------
Gartner Group, Inc. - Class A(a)                40,000  1,400,000
-----------------------------------------------------------------
Shared Medical Systems Corp.                    37,000  2,717,188
-----------------------------------------------------------------
SunGard Data Systems Inc.(a)                    75,200  2,885,800
-----------------------------------------------------------------
                                                        8,324,913
-----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.19%

Affiliated Computer Services, Inc.(a)           30,500  1,174,250
-----------------------------------------------------------------
Billing Concepts Corp.(a)                       62,000    961,000
-----------------------------------------------------------------
Ceridian Corp.(a)                               37,700  2,214,875
-----------------------------------------------------------------
CSG Systems International, Inc.(a)              34,900  1,635,937
-----------------------------------------------------------------
DST Systems, Inc.(a)                            30,300  1,696,800
-----------------------------------------------------------------
Equifax, Inc.                                   14,000    508,375
-----------------------------------------------------------------
Fiserv, Inc.(a)                                 77,850  3,306,192
-----------------------------------------------------------------
National Data Corp.                             48,000  2,100,000
-----------------------------------------------------------------
Paychex, Inc.                                   72,975  2,969,170
-----------------------------------------------------------------
PMT Services, Inc.(a)                           50,500  1,284,593
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR (Ireland)(a)    30,000  1,503,750
-----------------------------------------------------------------
                                                       19,354,942
-----------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.10%

AccuStaff, Inc.(a)                              20,000    625,000
-----------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.15%

Corrections Corp. of America(a)                 40,000    940,000
-----------------------------------------------------------------

SPECIALTY PRINTING - 0.22%

Valassis Communications, Inc.(a)                35,000  1,349,687
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                          MARKET
                                               SHARES      VALUE
TELECOMMUNICATIONS - 0.00%

ITC Deltacom, Inc.                               100 $      4,273
-----------------------------------------------------------------

TELEPHONE - 0.45%

Century Telephone Enterprises                 35,800    1,642,325
-----------------------------------------------------------------
Cincinnati Bell, Inc.                         37,800    1,082,025
-----------------------------------------------------------------
                                                        2,724,350
-----------------------------------------------------------------

TEXTILES (APPAREL) - 2.02%

Fruit of The Loom, Inc. - Class A(a)          20,000      663,750
-----------------------------------------------------------------
Jones Apparel Group, Inc.(a)                  83,800    3,063,937
-----------------------------------------------------------------
Liz Claiborne, Inc.                           24,100    1,259,225
-----------------------------------------------------------------
Nautica Enterprises, Inc.(a)                  39,000    1,045,687
-----------------------------------------------------------------
St. John Knits, Inc.                          26,700    1,031,287
-----------------------------------------------------------------
Tommy Hilfiger Corp.(a)                       57,100    3,568,750
-----------------------------------------------------------------
Warnaco Group, Inc. (The)                     38,000    1,612,625
-----------------------------------------------------------------
                                                       12,245,261
-----------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.10%

Shaw Industries, Inc.                         35,000      616,875
-----------------------------------------------------------------

TRUCKERS - 0.08%

J.B. Hunt Transport Services, Inc.            13,500      480,938
-----------------------------------------------------------------

WASTE MANAGEMENT - 1.32%

American Disposal Services, Inc.(a)           39,800    1,865,625
-----------------------------------------------------------------
Republic Services, Inc.                       34,300      823,200
-----------------------------------------------------------------
Thermo Instrument Systems Inc.(a)             13,200      346,500
-----------------------------------------------------------------
USA Waste Services, Inc.(a)                  101,675    5,020,203
-----------------------------------------------------------------
                                                        8,055,528
-----------------------------------------------------------------
  Total Common Stocks (Cost $376,313,593)             546,955,006
-----------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.06%

FINANCIAL (DIVERSIFIED) - 0.06%

MGIC Investment Corp. - $3.12 Conv. Pfd.       3,500      334,687
-----------------------------------------------------------------
  Total Convertible Preferred Stocks
   (Cost $234,028)                                        334,687
-----------------------------------------------------------------

WARRANTS - 0.03%

BANKS (REGIONAL) - 0.03%

Golden State Bancorp, Litigation Wts.,
 expiring 01/01/01(a) (Cost $227,318)         40,000      212,500
-----------------------------------------------------------------

                                                     PRINCIPAL     MARKET
                                                       AMOUNT      VALUE
CONVERTIBLE CORPORATE BONDS - 0.27%

COMPUTERS (PERIPHERALS) - 0.18%

EMC Corp., Conv. Sub. Notes, 3.25%, 03/15/02         $  550,000 $  1,130,822
-----------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.09%

Alza Corp., Conv. LYON, 5.25%, 07/14/14(b)              900,000      528,201
-----------------------------------------------------------------------------
  Total Convertible Corporate Bonds
   (Cost $1,300,637)                                               1,659,023
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 9.63%(c)

Dean Witter Reynolds, Inc., 6.10%, 07/01/98(d)       29,346,225   29,346,225
-----------------------------------------------------------------------------
Dresdner Kleinwort Benson North America LLC, 5.58%,
 07/01/98(e)                                         29,090,936   29,090,936
-----------------------------------------------------------------------------
  Total Repurchase Agreements
   (Cost $58,437,161)                                             58,437,161
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.08%                                      607,598,377
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.08%)                             (481,275)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $607,117,102
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreements entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.
(e) Joint repurchase agreements entered into 06/30/98 with a maturing value of $70,011,375. Collateralized by $71,382,000 U.S. Government obligations, 0% to 6.30% due 07/02/98 to 12/03/01 with an aggregate market value at 06/30/98 of $71,404,458.

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
LYON  - Liquid Yield Option Notes
Pfd.  - Preferred
Sub.  - Subordinated
Wts.  - Warrants



See Notes to Financial Statements.

                      AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $436,512,737)          $607,598,377
----------------------------------------------------------------------
Foreign currencies, at value (cost $2,733)                       2,696
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            1,437,335
----------------------------------------------------------------------
 Capital stock sold                                            623,479
----------------------------------------------------------------------
 Dividends and interest                                        150,805
----------------------------------------------------------------------
Investment for deferred compensation plan                       20,527
----------------------------------------------------------------------
Other assets                                                       769
----------------------------------------------------------------------
  Total assets                                             609,833,988
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       2,147,933
----------------------------------------------------------------------
 Capital stock reacquired                                      203,776
----------------------------------------------------------------------
 Deferred compensation plan                                     20,527
----------------------------------------------------------------------
Accrued advisory fees                                          299,013
----------------------------------------------------------------------
Accrued directors' fees                                          2,484
----------------------------------------------------------------------
Accrued administrative services fees                             3,506
----------------------------------------------------------------------
Accrued operating expenses                                      39,647
----------------------------------------------------------------------
  Total liabilities                                          2,716,886
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $607,117,102
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                24,738,893
----------------------------------------------------------------------
Net asset value, offering and redemption price per share  $      24.54
======================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 1,397,812
-----------------------------------------------------------------------------
Dividends (net of $14,565 foreign withholding tax)                   745,863
-----------------------------------------------------------------------------
  Total investment income                                          2,143,675
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      1,756,898
-----------------------------------------------------------------------------
Administrative services fees                                          21,036
-----------------------------------------------------------------------------
Custodian fees                                                        62,162
-----------------------------------------------------------------------------
Directors' fees and expenses                                           5,394
-----------------------------------------------------------------------------
Organizational costs                                                     965
-----------------------------------------------------------------------------
Other                                                                 52,858
-----------------------------------------------------------------------------
  Total expenses                                                   1,899,313
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (750)
-----------------------------------------------------------------------------
  Net expenses                                                     1,898,563
-----------------------------------------------------------------------------
Net investment income                                                245,112
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                            8,483,731
-----------------------------------------------------------------------------
  Foreign currencies                                                   1,259
-----------------------------------------------------------------------------
  Option contracts                                                      (255)
-----------------------------------------------------------------------------
                                                                   8,484,735
-----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                                           59,303,550
-----------------------------------------------------------------------------
  Foreign currencies                                                     (51)
-----------------------------------------------------------------------------
                                                                  59,303,499
-----------------------------------------------------------------------------
  Net gain from investment securities, foreign currencies and
   option contracts                                               67,788,234
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $68,033,346
=============================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                    JUNE 30,   DECEMBER 31,
                                                      1998         1997
                                                  -----------------------
OPERATIONS:

 Net investment income                            $    245,112 $    914,009
----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and option contracts            8,484,735   16,155,941
----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities                                        59,303,499   35,953,703
----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      68,033,346   53,023,653
----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                     --     (536,874)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                      --   (6,902,664)
----------------------------------------------------------------------------
Net increase from capital stock transactions        16,303,678  107,132,798
----------------------------------------------------------------------------
   Net increase in net assets                       84,337,024  152,716,913
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                               522,780,078  370,063,165
----------------------------------------------------------------------------
 End of period                                    $607,117,102 $522,780,078
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)       $410,712,399 $394,408,721
----------------------------------------------------------------------------
 Undistributed net investment income                 1,121,655      876,543
----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                  24,197,459   15,712,724
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                            171,085,589  111,782,090
----------------------------------------------------------------------------
                                                  $607,117,102 $522,780,078
============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally

                      AIM V.I. CAPITAL APPRECIATION FUND
   determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $21,036 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,723 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $750 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $750 during the six months ended June 30, 1998.

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1998 was $185,658,989 and $200,827,179, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $181,424,235
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (10,546,510)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $170,877,725
===========================================================================

 Cost of investments for tax purposes is $436,720,652.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                JUNE 30, 1998           DECEMBER 31, 1997
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  -------------
Sold                        2,431,492  $ 56,512,750   9,656,144   $202,278,514
-------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --     357,327      7,439,538
-------------------------------------------------------------------------------
Reacquired                 (1,723,989)  (40,209,072) (5,025,910)  (102,585,254)
-------------------------------------------------------------------------------
                              707,503  $ 16,303,678   4,987,561  $ 107,132,798
===============================================================================

NOTE 7 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1998 are summarized as follows:

                        CALL OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of period      --    $     --
----------------------------------------
Written                 684     196,009
----------------------------------------
Closed                 (326)    (88,187)
----------------------------------------
Expired                (188)    (11,648)
----------------------------------------
Exercised              (170)    (96,174)
----------------------------------------
End of period            --    $     --
========================================

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                              DECEMBER 31,                JANUARY 31,
                          JUNE 30,     ----------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  21.75     $  19.43  $  16.55  $  12.05     $ 12.58   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.01         0.03      0.02      0.04        0.05        --
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.78         2.58      2.89      4.46       (0.54)     2.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                2.79         2.61      2.91      4.50       (0.49)     2.59
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income            --        (0.02)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
  Dividends from net
   realized gains               --        (0.27)       --        --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions          --        (0.29)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  24.54     $  21.75  $  19.43  $  16.55     $ 12.05   $ 12.58
========================  ========     ========  ========  ========     =======   =======
Total return(a)              12.83%       13.51%    17.58%    37.38%      (3.91)%   25.90%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)    $607,117     $522,642  $370,063  $212,152     $88,177   $35,354
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.67%(b)     0.68%     0.73%     0.75%(c)    0.84%     1.06%(c)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.09%(b)     0.18%     0.18%     0.39%(c)    0.46%     0.07%(c)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate         36%          65%       59%       37%         81%       34%
========================  ========     ========  ========  ========     =======   =======
Average brokerage
 commission rate(d)       $ 0.0560     $ 0.0577  $ 0.0592       N/A         N/A       N/A
========================  ========     ========  ========  ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $569,652,555.
(c) Annualized.
(d) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                      AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                           MARKET
                                                 SHARES    VALUE
COMMON STOCKS - 31.82%

BEVERAGES (NON-ALCOHOLIC) - 0.24%

Triarc Companies, Inc.(a)                          200 $    4,388
-----------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.03%

Aspect Telecommunications Corp.(a)                 200      5,475
-----------------------------------------------------------------
Comverse Technology, Inc.(a)                       100      5,187
-----------------------------------------------------------------
NICE-Systems Ltd. - ADR (Israel)(a)                100      3,750
-----------------------------------------------------------------
Tekelec(a)                                         100      4,475
-----------------------------------------------------------------
                                                           18,887
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.53%

Advanced Fibre Communications, Inc.(a)             200      8,013
-----------------------------------------------------------------
Best Software, Inc.(a)                             450      9,505
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)                    200      6,250
-----------------------------------------------------------------
Compuware Corp.(a)                                 100      5,113
-----------------------------------------------------------------
DAOU Systems, Inc.(a)                              200      4,575
-----------------------------------------------------------------
Electronic Arts, Inc.(a)                           100      5,400
-----------------------------------------------------------------
Evolving Systems, Inc.(a)                          100      1,106
-----------------------------------------------------------------
Harbinger Corp.(a)                                 200      4,838
-----------------------------------------------------------------
Learning Company, Inc. (The)(a)                    250      7,406
-----------------------------------------------------------------
Mastech Corp.(a)                                   300      8,438
-----------------------------------------------------------------
Medical Manager Corp.(a)                           400     11,050
-----------------------------------------------------------------
Mercury Interactive Corp.(a)                       100      4,463
-----------------------------------------------------------------
Network Associates, Inc.(a)                        200      9,575
-----------------------------------------------------------------
Platinum Software Corp.(a)                         200      4,875
-----------------------------------------------------------------
Platinum Technology, Inc.(a)                       300      8,569
-----------------------------------------------------------------
Sterling Commerce, Inc.(a)                         100      4,850
-----------------------------------------------------------------
Synopsys, Inc.(a)                                  100      4,575
-----------------------------------------------------------------
USWeb Corp.(a)                                     300      7,105
-----------------------------------------------------------------
Vantive Corp. (The)(a)                             200      4,100
-----------------------------------------------------------------
                                                          119,806
-----------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.36%

Blyth Industries, Inc.(a)                          200      6,650
-----------------------------------------------------------------

CONSUMER FINANCE - 0.17%

Cash American International, Inc.                  200      3,050
-----------------------------------------------------------------

CONTAINERS (METAL & GLASS) - 0.38%

Silgan Holdings, Inc.(a)                           250      7,000
-----------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.64%

AmeriSource Health Corp. - Class A(a)              100      6,568
-----------------------------------------------------------------
Weider Nutrition International, Inc.               300      5,100
-----------------------------------------------------------------
                                                           11,668
-----------------------------------------------------------------

                                                             MARKET
                                                   SHARES    VALUE
ELECTRONICS (INSTRUMENTATION) - 0.81%

CellStar Corp.(a)                                      500 $    6,469
---------------------------------------------------------------------
EFTC Corp.(a)                                          200      2,600
---------------------------------------------------------------------
Quanta Services, Inc.(a)                               400      5,875
---------------------------------------------------------------------
                                                               14,944
---------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.49%

Aspec Technology, Inc.(a)                              200      1,300
---------------------------------------------------------------------
Celecstica Inc.(a)                                     100      1,875
---------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                     100      3,169
---------------------------------------------------------------------
Microchip Technology, Inc.(a)                          100      2,613
---------------------------------------------------------------------
                                                                8,957
---------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.13%

Amresco, Inc.                                          300      8,738
---------------------------------------------------------------------
FirstCity Financial Corp.(a)                           200      5,800
---------------------------------------------------------------------
SEI Corp.                                              100      6,200
---------------------------------------------------------------------
                                                               20,738
---------------------------------------------------------------------

FOODS - 0.55%

American Italian Pasta Co. - Class A(a)                150      5,587
---------------------------------------------------------------------
Universal Foods Corp.                                  200      4,438
---------------------------------------------------------------------
                                                               10,025
---------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.39%

Forest Laboratories, Inc.(a)                           200      7,150
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.95%

Cyberonics, Inc.(a)                                    300      3,188
---------------------------------------------------------------------
Henry Schein, Inc.(a)                                  100      4,613
---------------------------------------------------------------------
Lifecore Biomedical, Inc.(a)                           200      3,300
---------------------------------------------------------------------
Steris Corp.(a)                                        100      6,359
---------------------------------------------------------------------
                                                               17,460
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.09%

Ocular Sciences, Inc.(a)                               200      6,500
---------------------------------------------------------------------
Summit Holding Southeast Inc.(a)                       250      7,969
---------------------------------------------------------------------
Ventana Medical Systems, Inc.(a)                       200      5,600
---------------------------------------------------------------------
                                                               20,069
---------------------------------------------------------------------

HOMEBUILDING - 0.12%

M/I Schottenstein Homes, Inc.                          100      2,163
---------------------------------------------------------------------

HOUSEWARES - 0.42%

Central Garden and Pet Co.(a)                          250      7,780
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.56%

Nationwide Financial Services, Inc. - Class A          200     10,200
---------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.66%

Amerin Corp.(a)                                        150      4,377
---------------------------------------------------------------------
Transatlantic Holdings, Inc.                           100      7,731
---------------------------------------------------------------------
                                                               12,108
---------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                MARKET
                                                      SHARES    VALUE
INVESTMENT MANAGEMENT - 0.46%

Affiliated Managers Group, Inc.(a)                      100 $    3,713
----------------------------------------------------------------------
Waddell & Reed Financial, Inc.                          200      4,788
----------------------------------------------------------------------
                                                                 8,501
----------------------------------------------------------------------

INVESTMENTS - 0.14%

Sirrom Capital Corp.                                    100      2,600
----------------------------------------------------------------------

IRON & STEEL - 0.29%

Texas Industries, Inc.                                  100      5,300
----------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.86%

Alpine Group, Inc. (The)(a)                             200      4,150
----------------------------------------------------------------------
First Years, Inc. (The)                                 300      5,700
----------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                    300      6,018
----------------------------------------------------------------------
                                                                15,868
----------------------------------------------------------------------

METAL FABRICATORS - 0.56%

Metals USA, Inc.(a)                                     600     10,350
----------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.92%

Daisytek International Corp.(a)                         300      7,631
----------------------------------------------------------------------
Knoll, Inc.(a)                                          200      5,900
----------------------------------------------------------------------
School Specialty, Inc.(a)                               200      3,275
----------------------------------------------------------------------
                                                                16,806
----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.31%

Atwood Oceanics, Inc.(a)                                 50      1,991
----------------------------------------------------------------------
EVI Weatherford, Inc.(a)                                100      3,713
----------------------------------------------------------------------
                                                                 5,704
----------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.58%

Forcenergy, Inc.(a)                                     200      3,563
----------------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)            250      4,844
----------------------------------------------------------------------
Stolt Comex Seaway, S.A. - ADR (United Kingdom)(a)      125      2,188
----------------------------------------------------------------------
                                                                10,595
----------------------------------------------------------------------

PERSONAL CARE - 0.64%

Steiner Leisure Ltd.(a)                                 100      3,025
----------------------------------------------------------------------
Twinlab Corp.(a)                                        200      8,737
----------------------------------------------------------------------
                                                                11,762
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.11%

AMRESCO Capital Trust Inc.(a)                           150      1,941
----------------------------------------------------------------------

RESTAURANTS - 0.33%

Showbiz Pizza Time, Inc.(a)                             150      6,047
----------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.55%

Family Dollar Stores, Inc.                              300      5,550
----------------------------------------------------------------------
K & G Men's Center, Inc.(a)                             200      4,525
----------------------------------------------------------------------
                                                                10,075
----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.41%

Wild Oats Markets Inc.(a)                               250      7,594
----------------------------------------------------------------------

                                                    MARKET
                                          SHARES    VALUE
RETAIL (SPECIALTY) - 4.30%

Finish Line, Inc. (The)-Class A(a)            200 $    5,625
------------------------------------------------------------
Just for Feet, Inc.(a)                        500     14,250
------------------------------------------------------------
Linens 'N Things, Inc.(a)                     400     12,225
------------------------------------------------------------
Michaels Stores, Inc.(a)                      200      7,056
------------------------------------------------------------
Musicland Stores Corp.(a)                     200      2,800
------------------------------------------------------------
Nutraceutical International Corp.(a)          250      2,625
------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                200      3,987
------------------------------------------------------------
PETsMART, Inc.(a)                             800      8,000
------------------------------------------------------------
Pier 1 Imports, Inc.                          200      4,775
------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                    200      5,600
------------------------------------------------------------
Rainbow Rentals Inc.(a)                       200      2,125
------------------------------------------------------------
West Marine, Inc.(a)                          100      1,800
------------------------------------------------------------
Zale Corp.(a)                                 250      7,952
------------------------------------------------------------
                                                      78,820
------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.37%

Stage Stores, Inc.(a)                         150      6,788
------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.87%

Hagler Bailly, Inc.(a)                        200      5,176
------------------------------------------------------------
Information Resources, Inc.(a)                100      1,850
------------------------------------------------------------
Lamar Advertising Co.(a)                      250      8,969
------------------------------------------------------------
                                                      15,995
------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.17%

American Residential Services, Inc.(a)        200      2,250
------------------------------------------------------------
Computer Learning Centers, Inc.(a)            250      6,219
------------------------------------------------------------
Metzler Group, Inc.(a)                        200      7,324
------------------------------------------------------------
Pegasus Systems, Inc.(a)                      100      2,563
------------------------------------------------------------
Primark Corp.(a)                              100      3,131
------------------------------------------------------------
                                                      21,487
------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.03%

Gartner Group, Inc. - Class A(a)              100      3,500
------------------------------------------------------------
SunGard Data Systems Inc.(a)                  400     15,350
------------------------------------------------------------
                                                      18,850
------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.74%

BISYS Group, Inc.(a)                          250     10,250
------------------------------------------------------------
CCC Information Services Group(a)             200      3,300
------------------------------------------------------------
                                                      13,550
------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.50%

Syntel, Inc.(a)                               200      6,250
------------------------------------------------------------
Vincam Group, Inc. (The)(a)                   150      2,943
------------------------------------------------------------
                                                       9,193
------------------------------------------------------------

TOBACCO - 0.16%

Schweitzer-Mauduit International, Inc.        100      2,900
------------------------------------------------------------
  Total Common Stocks (Cost $574,967)                583,769
------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                   PRINCIPAL      MARKET
                                                    AMOUNT        VALUE


U.S. TREASURY BILLS(b) - 48.13%

4.995%, 09/24/98 (Cost $882,632)                   $893,000(c)  $  882,900
---------------------------------------------------------------------------
Total Investments, excluding repurchase agreement
 (Cost $1,457,599)                                               1,466,669
---------------------------------------------------------------------------

REPURCHASE AGREEMENT(d) - 21.63%

Dean Witter Reynolds Inc., 6.10%
 07/01/98(e) (Cost $396,900)                        396,900        396,900
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.58%                                      1,863,569
---------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS  - (1.58)%                           (28,947)
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $1,834,622
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreeements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 6/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Abbreviations:
ADR - American Depositary Receipt


See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $1,457,599)                                  $ 1,466,669
---------------------------------------------------------------------
Repurchase agreements (cost $396,900)                         396,900
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                               873
---------------------------------------------------------------------
 Dividends and interest                                            88
---------------------------------------------------------------------
 Variation margin                                               4,700
---------------------------------------------------------------------
 Reimbursement from advisor                                    13,411
---------------------------------------------------------------------
  Total assets                                              1,882,641
---------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                              34,356
---------------------------------------------------------------------
Accrued advisory fees                                             872
---------------------------------------------------------------------
Accrued directors' fees                                         1,383
---------------------------------------------------------------------
Accrued administrative services fees                            7,600
---------------------------------------------------------------------
Accrued operating expenses                                      3,808
---------------------------------------------------------------------
  Total liabilities                                            48,019
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 1,834,622
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  192,504
=====================================================================
Net asset value, offering and redemption price per share        $9.53
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                          $  8,299
---------------------------------------------------------------------------
Dividends                                                               81
---------------------------------------------------------------------------
   Total investment income                                           8,380
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        1,490
---------------------------------------------------------------------------
Administrative services fees                                         7,600
---------------------------------------------------------------------------
Custodian fees                                                       3,145
---------------------------------------------------------------------------
Directors' fees and expenses                                         1,383
---------------------------------------------------------------------------
Legal fees                                                           1,333
---------------------------------------------------------------------------
Other                                                                1,025
---------------------------------------------------------------------------
   Total expenses                                                   15,976
---------------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                        (13,411)
---------------------------------------------------------------------------
      Expenses paid indirectly                                        (228)
---------------------------------------------------------------------------
   Net expenses                                                      2,337
---------------------------------------------------------------------------
Net investment income                                                6,043
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                              (638)
---------------------------------------------------------------------------
   Futures contracts                                               (77,685)
---------------------------------------------------------------------------
                                                                   (78,323)
---------------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                             9,070
---------------------------------------------------------------------------
   Futures contracts                                                37,425
---------------------------------------------------------------------------
                                                                    46,495
---------------------------------------------------------------------------
 Net gain (loss) from investment securities and futures contracts  (31,828)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(25,785)
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through June 30, 1998 (Unaudited)

OPERATIONS:

 Net investment income                                             $    6,043
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                           (78,323)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities and futures
  contracts                                                            46,495
------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations    (25,785)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       1,860,407
------------------------------------------------------------------------------
 Net increase in net assets                                         1,834,622
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $1,834,622
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $1,860,407
------------------------------------------------------------------------------
 Undistributed net investment income                                    6,043
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                               (78,323)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and futures
  contracts                                                            46,495
------------------------------------------------------------------------------
                                                                   $1,834,622
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Development Fund (the "Fund"). The Fund's investment objective is long-term capital appreciation. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which

                       AIM V.I. CAPITAL DEVELOPMENT FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM waived advisory fees and reimbursed expenses of $13,411.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM was reimbursed $7,600 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $228 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $228 during the period May 1, 1998 (date operations commenced) through June 30, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through June 30, 1998 was $592,324 and $16,716, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $30,930
----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (21,860)
----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 9,070
======================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through June 30, 1998 were as follows:

              JUNE 30, 1998
            -------------------
            SHARES     AMOUNT
            -------  ----------
Sold        192,522  $1,860,576
--------------------------------
Reacquired      (18)       (169)
--------------------------------
            192,504  $1,860,407
================================

NOTE 7 - FUTURES CONTRACTS
On June 30, 1998, $30,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                           NO. OF                    MONTH/                   UNREALIZED
                          CONTRACTS                COMMITMENT                APPRECIATION
     CONTRACT             ---------             ----------------             ------------
Russell 2000 Index           4                  September 98/Buy               $37,425
=========================================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                                                                  JUNE 30,
                                                                    1998
                                                                  --------
Net asset value, beginning of period                              $ 10.00
-----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03
-----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)   (0.50)
-----------------------------------------------------------------------
   Total from investment operations                                 (0.47)
-----------------------------------------------------------------------
Net asset value, end of period                                    $  9.53
================================================================= =======
Total return(a)                                                     (4.70)%
================================================================= =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)                          $ 1,835
================================================================= =======
Ratio of expenses to average net assets(b)                           1.29%(c)(d)
================================================================= =======
Ratio of net investment income to average net assets(e)              3.04%(d)
================================================================= =======
Portfolio turnover rate                                                 5%
================================================================= =======
Average brokerage commission rate paid(f)                         $0.0381
================================================================= =======

(a) Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 8.04% (annualized).
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.18%.
(d) Ratios are annualized and based on average net assets of $1,188,919.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (3.71)% (annualized).
(f) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS AND
 NOTES - 70.08%

AIR FREIGHT - 0.40%

Atlas Air, Inc., Sr. Notes, 9.25%, 04/15/08 (Acquired
 04/07/98; Cost $399,468)(b)                            $  400,000 $    402,000
-------------------------------------------------------------------------------

AIRLINES - 2.75%

Airlines Pass Thru Trust, Sub. Bonds,
 10.875%, 03/15/19                                         300,000      330,940
-------------------------------------------------------------------------------
America West Airlines, Inc., Pass Thru Certificates,
 6.86%, 07/02/04                                           882,000      877,299
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%, 05/15/16               825,000    1,011,945
-------------------------------------------------------------------------------
United Air Lines, Inc., Pass Thru Certificates,
 9.56%, 10/19/18                                           425,000      537,238
-------------------------------------------------------------------------------
                                                                      2,757,422
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.41%

Advance Stores Co., Sr. Sub Notes, 10.25%,
 04/15/08 (Acquired 04/07/98; Cost $390,000)(b)            390,000      407,551
-------------------------------------------------------------------------------

AUTOMOBILES - 0.51%

General Motors Corp., Deb., 8.80%, 03/01/21                400,000      503,009
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.33%

Bankers Trust New York Corp., Gtd. Notes,
 7.875%, 02/25/27                                          600,000      633,306
-------------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%,
 12/13/06                                                  750,000      768,735
-------------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35            800,000      926,200
-------------------------------------------------------------------------------
                                                                      2,328,241
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.37%

Mercantile Bank Inc., Sub. Notes, 6.375%, 01/15/04         300,000      302,586
-------------------------------------------------------------------------------
Mercantile Bancorp Inc., Unsec. Sub. Notes,
 7.30%, 06/15/07                                         1,000,000    1,064,460
-------------------------------------------------------------------------------
                                                                      1,367,046
-------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.21%

Coca-Cola Enterprises, Inc., Putable Notes,
 7.24%, 06/20/20(c)                                      5,000,000    1,212,150
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.37%

Capstar Broadcasting Partners, Sr. Disc. Notes,
 12.75%, 02/01/09(d)                                       490,000      377,300
-------------------------------------------------------------------------------
Comcast Cable Communications, Notes,
 8.50%, 05/01/27                                           500,000      607,020
-------------------------------------------------------------------------------
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07            500,000      530,000
-------------------------------------------------------------------------------
Diamond Cable Communications PLC (United Kingdom), Sr.
 Yankee Disc. Notes, 10.75%, 02/15/07(d)                 1,160,000      858,400
-------------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Sec. Gtd. Notes,
 12.50%, 07/01/02                                          430,000      484,825
-------------------------------------------------------------------------------

                                                        PRINCIPAL        MARKET
                                                        AMOUNT(a)         VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) -
  (CONTINUED)

Knology Holdings, Inc., Sr. Disc. Notes,
 11.875%, 10/15/07(d)                                  $ 1,000,000 $    582,500
-------------------------------------------------------------------------------
TCI Communications Inc., Sr. Notes,
 8.00%, 08/01/05                                           850,000      930,640
-------------------------------------------------------------------------------
                                                                      4,370,685
-------------------------------------------------------------------------------

CHEMICALS - 2.36%

Nova Chemicals Ltd. (Canada), Yankee Deb., 7.00%,
 08/15/26                                                  750,000      781,305
-------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                           500,000      597,045
-------------------------------------------------------------------------------
Solutia Inc., Bonds, 6.72%, 10/15/37                       750,000      766,103
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                          220,000      221,100
-------------------------------------------------------------------------------
                                                                      2,365,553
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.48%

Dialog Corp. PLC (United Kingdom), Series A Sr. Sub.
 Notes, 11.00%, 11/15/07                                   350,000      385,000
-------------------------------------------------------------------------------
Northern Telecom (Canada), Yankee Notes, 6.00%,
 09/01/03                                                  100,000      100,172
-------------------------------------------------------------------------------
                                                                        485,172
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.15%

Commemorative Brands, Sr. Sub. Notes,
 11.00%, 01/15/07                                          148,000      151,330
-------------------------------------------------------------------------------

CONSUMER FINANCE - 1.87%

GMAC, Notes, 9.00%, 10/15/02                               750,000      832,185
-------------------------------------------------------------------------------
Household Finance Corp., Notes,
 7.125%, 09/01/05                                        1,000,000    1,043,090
-------------------------------------------------------------------------------
                                                                      1,875,275
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.51%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                 190,000      192,850
-------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
 11.25%, 04/01/07                                          285,000      313,500
-------------------------------------------------------------------------------
                                                                        506,350
-------------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.33%

AmeriServ Food Co., Gtd. Sr. Sub. Notes,
 10.125%, 07/15/07                                         320,000      330,800
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 3.73%

Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                  800,000      882,000
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                       PRINCIPAL     MARKET
                                                       AMOUNT(a)     VALUE
ELECTRIC COMPANIES - (CONTINUED)

El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                      $  500,000 $    563,965
------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                         150,000      173,441
------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 First Mortgage Notes, 9.25%, 10/01/01                  1,000,000    1,083,740
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.75%, 10/01/08                      1,000,000    1,031,280
------------------------------------------------------------------------------
                                                                     3,734,426
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.26%

Electronic Retailing Systems International, Inc., Sr.
 Disc. Notes, 13.25%, 02/01/04(d)                         590,000      262,550
------------------------------------------------------------------------------

ENTERTAINMENT - 2.88%

Ascent Entertainment Group, Sr. Sec. Disc. Notes,
 11.875%, 12/15/04(d)                                     600,000      387,000
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                   500,000      616,980
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                   750,000      835,688
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                             500,000      509,705
------------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                  500,000      533,895
------------------------------------------------------------------------------
                                                                     2,883,268
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.64%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                          750,000      842,828
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes,
 7.40%, 05/06/06                                          750,000      802,612
------------------------------------------------------------------------------
                                                                     1,645,440
------------------------------------------------------------------------------

FOODS - 1.81%

ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26        1,300,000    1,388,959
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                         380,000      427,500
------------------------------------------------------------------------------
                                                                     1,816,459
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.41%

Venetian Casino Resort LLC, Gtd. Mortgage Notes,
 12.25%, 11/15/04                                         400,000      415,000
------------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.38%

Global Health Sciences, Sr. Notes, 11.00%, 05/01/08
 (Acquired 04/17/98; Cost $368,839)(b)                    380,000      378,100
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.77%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05        750,000      772,328
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.47%

Paragon Health Networks Inc., Sr. Unsec. Disc. Sub.
 Notes, 10.50%, 11/01/07(d)                               700,000      465,500
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.79%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 01/01/06                                          300,000      306,000
------------------------------------------------------------------------------

                                                         PRINCIPAL      MARKET
                                                         AMOUNT(a)       VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - (CONTINUED)

Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                       $  80,000 $     90,400
-------------------------------------------------------------------------------
Mediq, Inc., Sr. Unsec. Sub. Notes, 11.00%, 06/01/08
 (Acquired 05/21/98; Cost $380,000)(b)                     380,000      393,300
-------------------------------------------------------------------------------
                                                                        789,700
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.11%

Dynacare Inc. (Canada), Sr. Yankee Notes,
 10.75%, 01/15/06                                          105,000      111,562
-------------------------------------------------------------------------------

HOUSEWARES - 0.75%

Decora Industries, Inc., Sr. Sec. Notes, 11.00%,
 05/01/05 (Acquired 04/24/98; Cost $488,185)(b)            500,000      487,500
-------------------------------------------------------------------------------
Zeta Consumer Products, Sr. Notes, 11.25%, 11/30/07
 (Acquired 11/20/97; Cost $379,000)(b)                     379,000      267,195
-------------------------------------------------------------------------------
                                                                        754,695
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.89%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05          75,000       77,812
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                   750,000      817,177
-------------------------------------------------------------------------------
                                                                        894,989
-------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.42%

Travelcenters of America Inc., Sr. Unsec. Gtd. Sub.
 Deb., 10.25%, 04/01/07                                    400,000      420,000
-------------------------------------------------------------------------------

IRON & STEEL - 0.77%

ACME Metal, Inc., Sr. Unsec. Gtd. Deb.,
 10.875%, 12/15/07                                         458,000      391,590
-------------------------------------------------------------------------------
GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04      350,000      380,625
-------------------------------------------------------------------------------
                                                                        772,215
-------------------------------------------------------------------------------

LODGING - HOTELS - 1.91%

Booth Creek Ski Holdings, Sr. Notes,
 12.50%, 03/15/07                                          390,000      422,175
-------------------------------------------------------------------------------
Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                     180,000      207,900
-------------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15              750,000      707,670
-------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec. First Mortgage Notes,
 9.75%, 10/01/05                                           550,000      574,750
-------------------------------------------------------------------------------
                                                                      1,912,495
-------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.34%

Elgin National Industries, Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 11/01/07                                          320,000      340,800
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.74%

MMI Products Inc., Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                          380,000      418,000
-------------------------------------------------------------------------------
Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06              300,000      322,500
-------------------------------------------------------------------------------
                                                                        740,500
-------------------------------------------------------------------------------

METAL FABRICATORS - 0.22%

Gulf States Steel Inc., First Mortgage Notes,
 13.50%, 04/15/03                                          230,000      224,250
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE

METALS MINING - 0.38%

Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                $ 370,000 $    383,641
-------------------------------------------------------------------------------

NATURAL GAS - 1.77%

Enron Corp.,
 Notes, 6.75%, 08/01/09                                    750,000      770,850
-------------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                            450,000      458,311
-------------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                          525,000      543,375
-------------------------------------------------------------------------------
                                                                      1,772,536
-------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.31%

United Stationer Supply, Sr. Sub. Notes,
 12.75%, 05/01/05                                          275,000      314,875
-------------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.88%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee Unsec.
 Notes, 8.35%, 08/01/06                                    800,000      881,480
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.84%

Petroleum Geo-Services A.S.A. (Norway), Yankee Notes,
 7.50%, 03/31/07                                           750,000      806,760
-------------------------------------------------------------------------------
R&B Falcon Corp., Sr. Notes, 7.375%, 04/15/18 (Acquired
 04/08/98 - 06/04/98; Cost $996,978)(b)                  1,000,000    1,036,880
-------------------------------------------------------------------------------
                                                                      1,843,640
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 2.37%

Abraxas Petroleum Corp., Series D Sr. Unsec. Gtd.
 Notes, 11.50%, 11/01/04                                   125,000      129,375
-------------------------------------------------------------------------------
Centaur Mining & Exploration, Ltd. (Australia), Sr.
 Gtd. Notes, 11.00%, 12/01/07 (Acquired 11/24/97; Cost
 $550,000)(b)                                              550,000      562,375
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes, 9.625%, 05/01/05
 (Acquired 04/17/98; Cost $300,000)(b)                     300,000      301,500
-------------------------------------------------------------------------------
Kelley Oil & Gas Corp., Series B Sr. Gtd. Sub. Notes,
 10.375%, 10/15/06                                         400,000      406,000
-------------------------------------------------------------------------------
Queen Sand Resources, Sr. Notes, 12.50%, 07/01/08
 (Acquired 06/30/98; Cost $400,000)(b)                     400,000      400,000
-------------------------------------------------------------------------------
Southwest Royalties, Inc., Sr. Gtd. Notes,
 10.50%, 10/15/04                                           65,000       52,325
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb.,
 7.125%, 06/01/07                                          500,000      522,025
-------------------------------------------------------------------------------
                                                                      2,373,600
-------------------------------------------------------------------------------

PERSONAL CARE - 1.00%

Alberto-Culver Corp., Notes, 6.375%, 06/15/28            1,000,000    1,002,270
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.19%

Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                   210,000      192,150
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.44%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                            750,000      919,875
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                   500,000      525,520
-------------------------------------------------------------------------------
                                                                      1,445,395
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE

RAILROADS - 0.70%

Norfolk Southern Corp., Putable Bonds,
 7.05%, 05/01/37                                         $ 650,000 $    700,745
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.58%

Glenborough Realty Trust, Sr. Notes, 7.625%, 03/15/05
 (Acquired 03/18/98; Cost $798,696)(b)                     800,000      803,824
-------------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.35%, 12/01/17        750,000      774,600
-------------------------------------------------------------------------------
                                                                      1,578,424
-------------------------------------------------------------------------------

RESTAURANTS - 0.19%

Planet Hollywood International, Inc., Sr. Unsec. Sub.
 Notes, 12.00%, 04/01/05                                   215,000      194,575
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.33%

Plainwell, Inc., Sr. Sub. Notes, 11.00%, 03/01/08
 (Acquired 03/03/98 - 03/04/98; Cost $331,413)(b)          330,000      333,300
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.02%

CEX Holdings, Inc., Sr. Sub. Notes, 9.625%, 06/01/08
 (Acquired 05/20/98; Cost $430,000)(b)                     430,000      438,062
-------------------------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06        260,000      286,650
-------------------------------------------------------------------------------
Icon Health & Fitness, Series B Sr. Sub. Notes, 13.00%,
 07/15/02                                                  150,000      150,750
-------------------------------------------------------------------------------
Wilsons - The Leather Experts Inc., Sr. Notes, 11.25%,
 08/15/04                                                  140,000      147,700
-------------------------------------------------------------------------------
                                                                      1,023,162
-------------------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.75%

Big 5 Corp., Sr. Unsec. Notes, 10.875%, 11/15/07           500,000      516,250
-------------------------------------------------------------------------------
J Crew Operating Corp., Sr. Sub. Notes,
 10.375%, 10/15/07                                         240,000      231,600
-------------------------------------------------------------------------------
                                                                        747,850
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.84%

Sovereign Bancorp, Inc., Sub. Notes,
 8.00%, 03/15/03                                           800,000      839,568
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.32%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                              300,000      315,000
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.07%

Laidlaw Inc. (Canada), Yankee Deb.,
 6.65%, 10/01/04                                           550,000      559,762
-------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Sr. Sec. Gtd.
 Mortgage Notes, 11.875%, 11/15/04 (Acquired 11/19/97;
 Cost $483,000)(b)                                         500,000      508,750
-------------------------------------------------------------------------------
                                                                      1,068,512
-------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.39%

MSX International, Inc., Sr. Sub. Notes, 11.375%,
 01/15/08 (Acquired 01/16/98; Cost $380,225)(b)            380,000      393,300
-------------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.42%

ATC Group Services, Inc., Sr. Sub. Notes, 12.00%,
 01/15/08 (Acquired 01/22/98 - 01/28/98; Cost
 $458,625)(b)                                              450,000      416,250
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE

SHIPPING - 1.87%

Holt Group, Sr. Notes, 9.75%, 01/15/06 (Acquired
 01/14/98 - 01/15/98; Cost $290,525)(b)                  $ 290,000 $    285,650
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Cayman Islands), Series D
 Yankee Sr. Gtd. Unsec. Unsub. Deb., 6.988%, 08/01/37
 (Acquired 10/02/97; Cost $753,008)(b)                     750,000      636,112
-------------------------------------------------------------------------------
Pacific & Atlantic Holdings, First Mortgage Notes,
 11.50%, 05/30/08 (Acquired 05/21/98; Cost $522,315)(b)    530,000      514,100
-------------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Yankee Notes, 10.625%,
 06/01/08                                                  430,000      438,063
-------------------------------------------------------------------------------
                                                                      1,873,925
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 2.50%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                  700,000      822,619
-------------------------------------------------------------------------------
Province of Quebec (Canada), Yankee Deb.,
 5.735%, 03/02/26                                          750,000      820,575
-------------------------------------------------------------------------------
 6.29%, 03/06/26                                           800,000      862,496
-------------------------------------------------------------------------------
                                                                      2,505,690
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.45%

KMC Telecom Holdings, Inc., Sr. Disc. Notes, 12.50%,
 02/15/08 (Acquired 01/26/98 - 01/27/98; Cost
 $413,850)(b)(d)                                           750,000      446,250
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.71%

360 Communications Co., Sr. Notes, 7.60%, 04/01/09         750,000      812,445
-------------------------------------------------------------------------------
Cable & Wireless Communications PLC (United Kingdom),
 Yankee Notes, 6.75%, 03/06/08                             750,000      760,755
-------------------------------------------------------------------------------
Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(d)                   110,000       92,950
-------------------------------------------------------------------------------
GST Telecommunications, Inc., Sr. Sec. Notes, 13.25%,
 05/01/07                                                  300,000      345,750
-------------------------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%,
 02/01/08(d)                                               750,000      457,500
-------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec. Notes,
 11.50%, 10/01/06                                          220,000      242,000
-------------------------------------------------------------------------------
                                                                      2,711,400
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.61%

Bell Canada (Canada), Yankee Deb., 9.50%, 10/15/10         350,000      443,240
-------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                   350,000      361,813
-------------------------------------------------------------------------------
Exodus Communications, Sr. Notes, 11.25%, 07/01/08
 (Acquired 06/26/98; Cost $480,000)(b)                     480,000      484,200
-------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                        1,000,000    1,057,900
-------------------------------------------------------------------------------
Versatel Telecom BV (Netherlands), Sr. Notes, 13.25%,
 05/15/08 (Acquired 05/20/98; Cost $250,000)(b)(e)         250,000      263,750
-------------------------------------------------------------------------------
                                                                      2,610,903
-------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE

TELEPHONE - 1.14%

ESAT Holdings Ltd. (Ireland), Sr. Yankee Notes,
 12.50%, 02/01/07(d)                                   $   470,000 $    350,150
-------------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375%, 07/15/43           750,000      794,535
-------------------------------------------------------------------------------
                                                                      1,144,685
-------------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.73%

Fruit of the Loom, Notes, 6.50%, 11/15/03                  750,000      726,532
-------------------------------------------------------------------------------

TRUCKERS - 0.12%

AmeriTruck Distribution Corp., Series B Sr. Sub.
 Notes, 12.25%, 11/15/05                                   209,000      122,264
-------------------------------------------------------------------------------

TRUCKS & PARTS - 0.12%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                  110,000      120,450
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.70%

Allied Waste Industries, Sr. Unsec. Disc. Notes,
 11.30%, 06/01/07(d)                                       900,000      663,750
-------------------------------------------------------------------------------
WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26    1,000,000    1,033,150
-------------------------------------------------------------------------------
                                                                      1,696,900
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non- Convertible Bonds
   & Notes
   (Cost $67,875,781)                                                70,176,133
-------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS AND NOTES -
  10.43%(f)

AUSTRALIA - 0.57%

Citibank Ltd. (Banks - Money Center), Unsec. Notes,
 7.00%, 03/15/02                                       AUD 900,000      579,039
-------------------------------------------------------------------------------

CANADA - 6.29%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD 850,000      661,411
-------------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Telecommunications -
  Cellular/Wireless), Deb., 6.55%, 06/02/08                750,000      519,119
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                       450,000      343,071
-------------------------------------------------------------------------------
Clearnet Communications (Telecommunications-
 Cellular/Wireless),
 Sr. Disc. Notes, 11.75%, 08/13/07 (Acquired
  07/31/97 - 11/04/97; Cost $630,905)(b)(d)              1,500,000      671,989
-------------------------------------------------------------------------------
 Sr. Disc. Notes, 10.40%, 05/15/08(d)                    1,600,000      643,078
-------------------------------------------------------------------------------
Microcell Telecommunications Inc.
 (Telecommunications - Cellular/Wireless), Sr. Disc.
 Notes, 11.125%, 10/15/07(d)                             1,000,000      429,965
-------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer), Bonds,
 7.40%, 06/01/27                                         1,000,000      822,875
-------------------------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas - Exploration &
 Production), Unsec. Deb., 6.60%, 09/11/07                 750,000      515,685
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL       MARKET
                                                      AMOUNT(a)       VALUE
CANADA - (CONTINUED)

Teleglobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                  CAD    850,000 $    642,210
-----------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                        500,000      470,974
-----------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                           280,000      222,297
-----------------------------------------------------------------------------
Westcoast Energy, Inc. (Oil & Gas - Exploration
 & Production), Deb., 6.45%, 12/03/06 (Acquired
 12/18/96; Cost $369,585)(b)                             500,000      355,243
-----------------------------------------------------------------------------
                                                                    6,297,917
-----------------------------------------------------------------------------

GERMANY - 2.44%

International Bank for Reconstruction &
 Development (Banks - Money Center), Unsec.
 Global Bonds, 7.125%, 04/12/05(c)                 DEM 1,000,000      635,274
-----------------------------------------------------------------------------
LKB Global (Financial - Diversified), Gtd.
 Notes, 6.00%, 01/25/06                                3,000,000    1,804,016
-----------------------------------------------------------------------------
                                                                    2,439,290
-----------------------------------------------------------------------------

NEW ZEALAND - 0.28%

International Bank for Reconstruction &
 Development (Banks - Money Center),
 Sr. Notes, 6.77%, 08/20/07(c)                     NZD 1,000,000      283,851
-----------------------------------------------------------------------------

UNITED KINGDOM - 0.85%

Sutton Bridge Financial Ltd. (Financial -
 Diversified), Gtd. Eurobonds, 8.625%, 06/03/22
 (Acquired 05/29/97; Cost $733,585)(b)               GBP 450,000      848,611
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-
   Convertible Bonds & Notes (Cost $10,730,022)                    10,448,708
-----------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 0.52%

SHIPPING - 0.52%

Hutchison Delta Finance (Cayman Islands), Yankee
 Conv. Unsec. Notes, 7.00%, 11/08/02 (Cost
 $527,500)                                        $      500,000      520,000
-----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE
 BONDS & NOTES - 2.25%(f)

GERMANY - 0.61%

Daimler-Benz A.G. (Automobiles), Conv. Gtd.
 Unsub. Eurobonds, 4.125%, 07/05/03                  DEM 570,000      605,307
-----------------------------------------------------------------------------

JAPAN - 0.60%

Matsushita Electric Industrial Co. Ltd.
 (Electrical Equipment), Conv. Bonds, 1.30%,
 03/29/02                                         JPY 50,000,000      511,479
-----------------------------------------------------------------------------
Sony Corp. (Electrical Equipment), Conv. Deb.,
 1.40%, 03/31/05                                       8,000,000       89,079
-----------------------------------------------------------------------------
                                                                      600,558
-----------------------------------------------------------------------------

                                                        PRINCIPAL      MARKET
                                                        AMOUNT(a)      VALUE
UNITED KINGDOM - 1.04%

British Airport Authority PLC (Airlines), Conv.
 Bonds, 5.75%, 03/29/06                                 GBP 500,000 $  1,043,143
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes (Cost $2,003,675)                                     2,249,008
--------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED GOVERNMENT
 BONDS & NOTES - 11.23%(f)

AUSTRALIAN DOLLARS - 1.07%

New South Wales Treasury Corp., Gtd. Notes, 8.00%,
 03/01/08                                             AUD 1,500,000    1,076,929
--------------------------------------------------------------------------------

BRITISH POUND STERLING - 3.84%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                                GBP 450,000      756,857
--------------------------------------------------------------------------------
Ontario Province, Deb., 11.125%, 02/14/01                   500,000      902,997
--------------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                     400,000      684,868
--------------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                                400,000      675,570
--------------------------------------------------------------------------------
 Bonds, 7.50%, 12/07/06                                     450,000      828,219
--------------------------------------------------------------------------------
                                                                       3,848,511
--------------------------------------------------------------------------------

CANADIAN DOLLARS - 1.04%

Municipal Finance Authority of British Columbia,
 Bonds, 7.75%, 12/01/05                                 CAD 500,000      384,521
--------------------------------------------------------------------------------
Ontario Province,
 Sr. Unsec. Unsub. Global Bonds,
  8.00%, 03/11/03                                           750,000      562,564
--------------------------------------------------------------------------------
Quebec (Province of), Deb.,
 9.375%, 01/16/23                                           100,000       97,196
--------------------------------------------------------------------------------
                                                                       1,044,281
--------------------------------------------------------------------------------

GERMAN DEUTSCHE MARKS - 0.64%

Bundesrepublic Deutschland, Bonds, 6.875%, 05/12/05   DEM 1,000,000      626,262
--------------------------------------------------------------------------------

NEW ZEALAND DOLLARS - 2.07%

Federal National Mortgage Association, Notes, 7.25%,
 06/20/02                                             NZD 1,250,000      644,909
--------------------------------------------------------------------------------
New Zealand Government,
 Bonds, 8.00%, 02/15/01                                     750,000      399,132
--------------------------------------------------------------------------------
 Bonds, 10.00%, 03/15/02                                  1,800,000    1,029,608
--------------------------------------------------------------------------------
                                                                       2,073,649
--------------------------------------------------------------------------------

SWEDISH KRONAS - 2.57%

Swedish Government,
 Bonds, 10.25%, 05/05/03                              SEK 6,000,000      933,714
--------------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                   6,000,000      803,731
--------------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                                   6,000,000      833,821
--------------------------------------------------------------------------------
                                                                       2,571,266
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government Bonds
   & Notes (Cost $11,862,728)                                         11,240,898
--------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                      MARKET
                                                          SHARES      VALUE

DOMESTIC COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Nextel Communications, Inc. - Class A(g)(Cost $12,000)         743 $     18,482
-------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.77%

BANKS (REGIONAL) - 0.48%

Westpac Banking Corp. STRYPES Trust - $3.135 Conv. Pfd.     16,000      483,000
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.29%

Conseco Inc. - $4.278 Conv. PRIDES                           8,000    1,286,000
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $990,600)                                                          1,769,000
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 0.44%

FRANCE - 0.44%

Societe Generale (Banks - Major Regional)
 (Cost $272,296)                                             2,150      447,109
-------------------------------------------------------------------------------

WARRANTS - 0.05%

ELECTRICAL EQUIPMENT - 0.01%

Electronic Retailing Systems International,
 expiring 02/01/04(h)                                          590        5,900
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.00%

MVE Inc., expiring 02/15/02(h)                                 190        3,802
-------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel Inc., expiring 04/15/03(h)                   230          575
-------------------------------------------------------------------------------

PERSONAL CARE - 0.00%

IHF Capital Inc., Series I, expiring 11/14/99 (Acquired
 11/04/94 - 12/07/94; Cost $0)(b)(h)                           150          750
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Clearnet Communications Inc. (Canada),
 expiring 09/15/05(h)                                          891        8,687
-------------------------------------------------------------------------------
Orion Network Systems, Inc., expiring 01/15/07(h)              580        9,280
-------------------------------------------------------------------------------
                                                                         17,967
-------------------------------------------------------------------------------

TELEPHONE - 0.02%

ESAT Holdings Ltd., expiring 02/01/07
 (Acquired 06/16/97; Cost $0)(b)(h)                            470       18,800
-------------------------------------------------------------------------------
Knology Holdings, Inc., expiring 10/15/07
 (Acquired 03/12/98; Cost $0)(b)(h)                          1,000        5,250
-------------------------------------------------------------------------------
                                                                         24,050
-------------------------------------------------------------------------------
  Total Warrants (Cost $7,590)                                           53,044
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 2.40%

U.S. TREASURY NOTES & BONDS - 2.40%

5.75%, 04/30/03                                          1,000,000    1,009,890
-------------------------------------------------------------------------------
6.125%, 11/15/27                                         1,300,000    1,393,847
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $2,376,500)                    2,403,737
-------------------------------------------------------------------------------

                                                PRINCIPAL    MARKET
                                                AMOUNT(a)    VALUE

REPURCHASE AGREEMENT - 0.03%(i)

Dean Witter Reynolds, Inc., 6.10%, 07/01/98(j)
 (Cost $31,723)                                 $  31,723 $     31,723
----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.22%                                  99,357,842
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.78%                          782,498
----------------------------------------------------------------------
NET ASSETS - 100.00%                                      $100,140,340
======================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (f).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/98 was $12,060,592 which represents 12.04% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Issued as a unit. This unit includes one Sr. Note plus one warrant to purchase 6.667 shares of common stock.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Abbreviations:
AUD   - Australian Dollar              Pfd.    - Preferred
CAD   - Canadian Dollar                PRIDES  - Preferred Redeemable Increased
Conv. - Convertible                    Dividend Equity Security
Deb.  - Debentures                     Sec.    - Secured
DEM   - German Deutsche Mark           SEK     - Swedish Krona
Disc. - Discounted                     Sr.     - Senior
GBP   - British Pound Sterling         STRYPES - Structured Yield Product
Gtd.  - Guaranteed                     Exchangeable for Stock
JPY   - Japanese Yen                   Sub.    - Subordinated
NZD   - New Zealand Dollar             Unsec.  - Unsecured
                                       Unsub.  - Unsubordinated

See Notes To Financial Statements.

                       AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value  (cost $96,690,415)          $ 99,357,842
----------------------------------------------------------------------
Foreign currencies, at value (cost $773,991)                   812,710
----------------------------------------------------------------------
Cash                                                            74,743
----------------------------------------------------------------------
Receivables for:
 Investment sold                                                15,435
----------------------------------------------------------------------
 Forward currency contracts                                    125,852
----------------------------------------------------------------------
 Capital stock sold                                            136,021
----------------------------------------------------------------------
 Dividends and interest                                      1,679,458
----------------------------------------------------------------------
Investment for deferred compensation plan                       18,129
----------------------------------------------------------------------
Other assets                                                        85
----------------------------------------------------------------------
  Total assets                                             102,220,275
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,874,405
----------------------------------------------------------------------
 Capital stock reacquired                                      112,858
----------------------------------------------------------------------
 Deferred compensation plan                                     18,129
----------------------------------------------------------------------
Accrued advisory fees                                           49,496
----------------------------------------------------------------------
Accrued administrative services fees                             3,809
----------------------------------------------------------------------
Accrued directors' fees                                          2,500
----------------------------------------------------------------------
Accrued operating expenses                                      18,738
----------------------------------------------------------------------
  Total liabilities                                          2,079,935
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $100,140,340
======================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 8,512,046
----------------------------------------------------------------------
Net asset value, offering and redemption price per share  $      11.76
======================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                            $3,686,393
-------------------------------------------------------------------------------
Dividends                                                               39,724
-------------------------------------------------------------------------------
  Total investment income                                            3,726,117
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          287,120
-------------------------------------------------------------------------------
Administrative services fees                                            22,341
-------------------------------------------------------------------------------
Custodian fees                                                          19,427
-------------------------------------------------------------------------------
Directors' fees and expenses                                             4,472
-------------------------------------------------------------------------------
Organizational costs                                                       965
-------------------------------------------------------------------------------
Other                                                                   29,929
-------------------------------------------------------------------------------
  Total expenses                                                       364,254
-------------------------------------------------------------------------------
Net investment income                                                3,361,863
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                               (101,760)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (79,463)
-------------------------------------------------------------------------------
  Forward currency contracts                                           700,860
-------------------------------------------------------------------------------
                                                                       519,637
-------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                                349,078
-------------------------------------------------------------------------------
  Foreign currencies                                                    47,245
-------------------------------------------------------------------------------
  Forward currency contracts                                          (383,347)
-------------------------------------------------------------------------------
                                                                        12,976
-------------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and forward
   currency contracts                                                  532,613
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $3,894,476
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                      JUNE 30,   DECEMBER 31,
                                                        1998         1997
                                                    -----------------------
OPERATIONS:

 Net investment income                              $  3,361,863 $ 5,150,458
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and forward currency contracts      519,637   1,075,468
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and forward
  currency contracts                                      12,976     695,704
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        3,894,476   6,921,630
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                       --     (77,788)
-----------------------------------------------------------------------------
Net increase from capital stock transactions           6,927,212  18,851,039
-----------------------------------------------------------------------------
    Net increase in net assets                        10,821,688  25,694,881
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                   89,318,652  63,623,771
-----------------------------------------------------------------------------
End of period                                       $100,140,340 $89,318,652
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $ 87,582,458 $80,655,246
-----------------------------------------------------------------------------
 Undistributed net investment income                   7,556,940   4,195,077
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and forward
  currency contracts                                   2,173,440   1,653,803
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts    2,827,502   2,814,526
-----------------------------------------------------------------------------
                                                    $100,140,340 $89,318,652
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding forward currency contracts at June 30, 1998 were as follows:

                           CONTRACT TO                          UNREALIZED
SETTLEMENT           -------------------------                 APPRECIATION
  DATE                DELIVER       RECEIVE        VALUE      (DEPRECIATION)
----------           ----------   -----------   -----------   --------------
07/13/98      JPY     5,000,000   $    38,941   $    36,283      $  2,658
07/27/98      GBP       550,000       911,570       917,499        (5,929)
07/28/98      DEM     3,350,000     1,879,910     1,861,009        18,901
07/29/98      SEK    19,000,000     2,470,741     2,385,307        85,434
07/31/98      GBP     1,375,000     2,282,500     2,293,233       (10,733)
08/04/98      AUD     1,730,000     1,128,133     1,074,970        53,163
08/06/98      JPY    29,500,000       224,335       214,856         9,479
08/17/98      NZD     2,900,000     1,537,000     1,504,213        32,787
08/28/98      GBP     1,800,000     2,925,450     2,997,305       (71,855)
08/31/98      DEM     2,500,000     1,422,718     1,391,604        31,114
09/08/98      JPY    37,500,000       275,128       274,425           703
09/21/98      NZD     1,400,000       717,640       724,547        (6,907)
09/22/98      AUD       870,000       527,916       540,879       (12,963)
                                  -----------   -----------      --------
                                  $16,341,982   $16,216,130      $125,852
                                  ===========   ===========      ========

D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $22,341 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,375 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       AIM V.I. DIVERSIFIED INCOME FUND

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $32,563,391 and $19,933,646, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 4,985,116
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,317,689)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 2,667,427
==========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                 JUNE 30,               DECEMBER 31,
                                   1998                     1997
                           ----------------------  ------------------------
                            SHARES      AMOUNT       SHARES       AMOUNT
                           ---------  -----------  ----------  ------------
Sold                       1,442,204  $16,754,171   2,860,755  $ 30,505,544
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                    --           --       6,908        77,788
----------------------------------------------------------------------------
Reacquired                  (844,594)  (9,826,959) (1,114,698)  (11,732,293)
----------------------------------------------------------------------------
                             597,610  $ 6,927,212   1,752,965  $ 18,851,039
============================================================================

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                            DECEMBER 31,               JANUARY 31,
                          JUNE 30,     -------------------------     -----------------
                            1998        1997     1996     1995        1995      1994
                          --------     -------  -------  -------     -------   -------
Net asset value,
 beginning of period      $  11.29     $ 10.33  $ 10.00  $  9.12     $ 10.46   $ 10.00
------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.36        0.73     0.73     0.69        0.76      0.54
------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.11        0.24     0.28     0.94       (1.42)     0.29
------------------------------------------------------------------------------------------
   Total from investment
    operations                0.47        0.97     1.01     1.63       (0.66)     0.83
------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --       (0.01)   (0.68)   (0.75)      (0.68)    (0.35)
------------------------------------------------------------------------------------------
  Distributions from net
   realized capital
   gains                        --          --       --       --          --     (0.02)
------------------------------------------------------------------------------------------
   Total distributions          --       (0.01)   (0.68)   (0.75)      (0.68)    (0.37)
------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  11.76     $ 11.29  $ 10.33  $ 10.00     $  9.12   $ 10.46
==========================================================================================
Total return(a)               4.16%       9.39%   10.19%   18.11%      (6.35)%    8.33%
==========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $100,140     $89,319  $63,624  $44,630     $25,271   $14,530
==========================================================================================
Ratio of expenses to
 average net assets(b)        0.76%(c)    0.80%    0.86%    0.88%(d)    0.91%     1.05%(d)
==========================================================================================
Ratio of net investment
 income to average net
 assets(e)                    7.03%(c)    6.90%    7.09%    7.65%(d)    8.07%     6.78%(d)
==========================================================================================
Portfolio turnover rate         21%         52%      76%      72%        100%       57%
==========================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(c) Ratios are annualized and based on average net assets of $96,499,677.
(d) Annualized.
(e) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                        AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                           MARKET
                                                SHARES      VALUE
DOMESTIC COMMON STOCKS - 45.92%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.61%

Univision Communications Inc.(a)                 4,200 $   156,450
==================================================================

COMMUNICATIONS EQUIPMENT - 3.63%

ADC Telecommunications, Inc.(a)                  4,800     175,351
------------------------------------------------------------------
Lucent Technologies, Inc.                        4,200     349,387
------------------------------------------------------------------
NEXTLINK Communications, Inc.-Class A(a)         1,100      41,663
------------------------------------------------------------------
Qwest Communications International Inc.(a)       6,400     223,200
------------------------------------------------------------------
Tellabs, Inc.(a)                                 1,600     114,600
------------------------------------------------------------------
US LEC Corp. - Class A(a)                        1,300      27,137
------------------------------------------------------------------
                                                           931,338
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.03%

Evolving Systems, Inc.(a)                          300       3,319
------------------------------------------------------------------
Mobius Management Systems, Inc.(a)                 300       4,500
------------------------------------------------------------------
                                                             7,819
------------------------------------------------------------------

ELECTRIC COMPANIES - 14.07%

Allegheny Energy, Inc.                           7,300     219,912
------------------------------------------------------------------
Boston Edison Co.                                3,400     141,100
------------------------------------------------------------------
Carolina Power & Light Co.                       4,400     190,850
------------------------------------------------------------------
Cinergy Corp.                                    5,100     178,500
------------------------------------------------------------------
DQE, Inc.                                        7,000     252,000
------------------------------------------------------------------
Edison International                             5,100     150,769
------------------------------------------------------------------
Energy East Corp.                                6,000     249,750
------------------------------------------------------------------
FPL Group, Inc.                                  5,600     352,800
------------------------------------------------------------------
IPALCO Enterprises, Inc.                         2,000      88,875
------------------------------------------------------------------
New Century Energies, Inc.                       4,500     204,469
------------------------------------------------------------------
NIPSCO Industries, Inc.                         11,600     324,800
------------------------------------------------------------------
Pinnacle West Capital Corp.                     11,000     495,000
------------------------------------------------------------------
Public Service Company of New Mexico             4,700     106,631
------------------------------------------------------------------
Sierra Pacific Resources                         3,700     134,356
------------------------------------------------------------------
Southern Co.                                     7,600     210,425
------------------------------------------------------------------
Teco Energy, Inc.                                7,100     190,369
------------------------------------------------------------------
Texas Utilities Co.                              2,840     118,215
------------------------------------------------------------------
                                                         3,608,821
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.12%

ONIX Systems, Inc.(a)                            2,100      27,037
------------------------------------------------------------------
RELTEC Corp.(a)                                    100       4,501
------------------------------------------------------------------
                                                            31,538
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.23%

Quanta Services, Inc.(a)                         4,000      58,750
------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.03%

Charles River Associates Inc.(a)                   300       7,500
------------------------------------------------------------------

                                                             MARKET
                                                  SHARES      VALUE
MANUFACTURING (SPECIALIZED) - 0.67%

Superior TeleCom Inc.                                4,125 $   171,703
----------------------------------------------------------------------

NATURAL GAS - 5.61%

Coastal Corp. (The)                                  1,400      97,737
----------------------------------------------------------------------
Columbia Energy Group                                2,700     150,187
----------------------------------------------------------------------
Energen Corp.                                        2,800      56,350
----------------------------------------------------------------------
KN Energy, Inc.                                      4,600     249,262
----------------------------------------------------------------------
Public Service Company of North Carolina, Inc.       3,200      69,600
----------------------------------------------------------------------
Sonat, Inc.                                          5,400     208,575
----------------------------------------------------------------------
Williams Companies, Inc. (The)                      18,000     607,500
----------------------------------------------------------------------
                                                             1,439,211
----------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.12%

AES Corp.(a)                                         2,400     126,151
----------------------------------------------------------------------
CalEnergy Co., Inc.(a)                               5,400     162,338
----------------------------------------------------------------------
                                                               288,489
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 3.59%

Alexandria Real Estate Equities, Inc.                3,400     101,787
----------------------------------------------------------------------
Anthracite Mortgage Capital Inc.                     2,000      27,750
----------------------------------------------------------------------
Boston Properties, Inc.                              4,300     148,350
----------------------------------------------------------------------
CCA Prison Realty Trust                              3,000      91,875
----------------------------------------------------------------------
Corporate Office Properties Trust, Inc.              3,500      31,062
----------------------------------------------------------------------
Correctional Properties Trust(a)                       800      16,200
----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                   2,300      77,338
----------------------------------------------------------------------
Entertainment Properties Trust                         700      12,775
----------------------------------------------------------------------
Golf Trust of America, Inc.                          1,300      44,688
----------------------------------------------------------------------
Mack-Cali Realty Corp.                               2,000      68,750
----------------------------------------------------------------------
Meditrust Corp.                                      2,500      69,844
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                   6,599     157,963
----------------------------------------------------------------------
Starwood Hotels & Resorts                            1,500      72,469
----------------------------------------------------------------------
                                                               920,851
----------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.20%

Metzler Group, Inc.(a)                               1,400      51,275
----------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.22%

Hyperion Telecommunications, Inc.(a)                 3,600      56,475
----------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 3.71%

IXC Communications, Inc.(a)                          3,300     160,050
----------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(a)                    3,200     128,200
----------------------------------------------------------------------
WinStar Communications, Inc.(a)                      6,100     261,919
----------------------------------------------------------------------
WorldCom, Inc.(a)                                    8,287     401,401
----------------------------------------------------------------------
                                                               951,570
----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                     MARKET
                                                          SHARES     VALUE

TELEPHONE - 12.08%

Advanced Communications Group, Inc.(a)                     1,800   $   12,488
-----------------------------------------------------------------------------
Ameritech Corp.                                           10,200      457,725
-----------------------------------------------------------------------------
Bell Atlantic Corp.                                        3,600      164,250
-----------------------------------------------------------------------------
BellSouth Corp.                                            6,900      463,163
-----------------------------------------------------------------------------
Century Telephone Enterprises                              6,800      311,950
-----------------------------------------------------------------------------
Cincinnati Bell, Inc.                                     13,300      380,712
-----------------------------------------------------------------------------
Electric Lightwave, Inc. - Class A(a)                      6,300       69,694
-----------------------------------------------------------------------------
GTE Corp.                                                  3,200      178,000
-----------------------------------------------------------------------------
Intermedia Communications Inc.(a)                          2,400      100,650
-----------------------------------------------------------------------------
McLeodUSA Inc. - Class A(a)                                3,100      120,512
-----------------------------------------------------------------------------
SBC Communications, Inc.                                  13,200      528,000
-----------------------------------------------------------------------------
SCC Communications Corp.(a)                                3,500       42,875
-----------------------------------------------------------------------------
Teleport Communications Group Inc. - Class A(a)            2,800      151,900
-----------------------------------------------------------------------------
US West, Inc.                                              2,500      117,500
-----------------------------------------------------------------------------
                                                                    3,099,419
-----------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $8,094,110)                   11,781,209
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 5.50%

COMMUNICATIONS EQUIPMENT - 0.58%

NEXTLINK Communications, Inc. - $3.25 Conv. Pfd.
 (Acquired 03/26/98; Cost $145,000)(b)                     2,900      148,245
-----------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.08%

Salomon Smith Barney Holdings - $3.48 Conv. Pfd. DECS        400       22,375
-----------------------------------------------------------------------------

NATURAL GAS - 3.04%

El Paso Energy Cap Trust, Inc. - $2.375 Conv. Pfd.        12,600      667,800
-----------------------------------------------------------------------------
MCN Corp. - $2.013 Conv. PRIDES                            4,800      113,700
-----------------------------------------------------------------------------
                                                                      781,500
-----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.39%

AES Trust II - $2.69 Conv. Pfd.                            4,000      233,280
-----------------------------------------------------------------------------
AES Trust II - $2.75 Conv. Pfd.                            2,100      122,472
-----------------------------------------------------------------------------
                                                                      355,752
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.41%

Winstar Communications - $3.50 Conv. Pfd.(b) (Acquired
 03/12/98; Cost $95,000)                                   1,900      104,025
-----------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks
   (Cost $1,387,867)                                                1,411,897
-----------------------------------------------------------------------------

DOMESTIC NON-CONVERTIBLE PREFERRED
 STOCKS - 0.25%

ENTERTAINMENT - 0.25%

Time Warner Inc. - Series M, $102.50 PIK Pfd.                 58       64,888
-----------------------------------------------------------------------------
  Total Domestic Non-Convertible Preferred Stocks (Cost
   $52,105)                                                            64,888
-----------------------------------------------------------------------------

                                                                       MARKET
                                                            SHARES     VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 24.05%

ARGENTINA - 0.36%

Central Costanera S.A. - Class B (Electric Companies)       20,700   $   60,039
-------------------------------------------------------------------------------
Telefonica de Argentina S.A. - ADR (Telephone)               1,000       32,437
-------------------------------------------------------------------------------
                                                                         92,476
-------------------------------------------------------------------------------

AUSTRALIA - 0.14%

Telstra Corp. Ltd. (Telephone)                              14,380       36,973
-------------------------------------------------------------------------------

AUSTRIA - 0.45%

Oesterreichische Elektrizitaetswirtschafts A.G. - Class
 A (Electric Companies)                                        970      116,247
-------------------------------------------------------------------------------

BELGIUM - 0.44%

Electrabel S.A. (Electric Companies)                           400      113,471
-------------------------------------------------------------------------------

BRAZIL - 1.18%

Centrais Eletricas de Santa Catarina S.A. (Electric
 Companies)                                                 40,000       30,435
-------------------------------------------------------------------------------
Companhia Paranaense de Energia (Electric Companies)         3,100       28,675
-------------------------------------------------------------------------------
Eletricidade de Sao Paulo S.A. (Electric Companies)            270       20,310
-------------------------------------------------------------------------------
Empresa Bandeirante de Energia S.A. (Electric
 Companies)(a)                                                 270        4,272
-------------------------------------------------------------------------------
Empresa Metropolitana de Aguas e Energia S.A. (Electric
 Companies)(a)                                                 270          210
-------------------------------------------------------------------------------
Empresa Paulista de Transmissao de Energia Eletrica S.A.
 (Electric Companies)(a)                                       270          955
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A. - ADR (Telephone)          2,000      218,375
-------------------------------------------------------------------------------
                                                                        303,232
-------------------------------------------------------------------------------

CANADA - 1.51%

Laidlaw One, Inc. - $1.22 Conv. Pfd. (Waste Management)      2,500       91,250
-------------------------------------------------------------------------------
MetroNet Communications Corp. - Class B (Communications
 Equipment)(a)                                               1,800       50,850
-------------------------------------------------------------------------------
TELUS Corp. (Telecommunications - Cellular & Wireless)       4,300      111,223
-------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                          5,500      122,719
-------------------------------------------------------------------------------
Westshore Terminals Income Fund (Services - Facilities &
 Environmental)                                              2,200       10,468
-------------------------------------------------------------------------------
                                                                        386,510
-------------------------------------------------------------------------------

CHILE - 0.81%

Cia. de Telecomunicaciones de Chile S.A. - ADR
 (Telephone)                                                 6,300      127,969
-------------------------------------------------------------------------------
Enersis S.A. - ADR (Electric Companies)                      3,300       80,644
-------------------------------------------------------------------------------
                                                                        208,613
-------------------------------------------------------------------------------

DENMARK - 0.29%

Tele Danmark A.S. - ADR (Telephone)                          1,600       75,400
-------------------------------------------------------------------------------

FINLAND - 0.57%

Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                                  2,000      145,125
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                      MARKET
                                                           SHARES      VALUE

FRANCE - 0.88%

Alstom (Engineering & Construction)(a)                      2,600   $    85,598
-------------------------------------------------------------------------------
France Telecom S.A. - ADR (Communications Equipment)        2,000       139,125
-------------------------------------------------------------------------------
                                                                        224,723
-------------------------------------------------------------------------------

GERMANY - 1.57%

RWE A.G. (Electric Companies)                               2,425       143,620
-------------------------------------------------------------------------------
VEBA A.G. (Manufacturing - Diversified)                     1,310        88,156
-------------------------------------------------------------------------------
Viag A.G. (Manufacturing - Diversified)                       250       172,185
-------------------------------------------------------------------------------
                                                                        403,961
-------------------------------------------------------------------------------

HUNGARY - 0.36%

Magyar Tavkozlesi ADR (Telecommunications - Long
 Distance)                                                  3,100        91,256
-------------------------------------------------------------------------------

ISRAEL - 0.20%

Gilat Communications Ltd. (Telecommunications -
  Cellular/Wireless)(a)                                     5,800        50,025
-------------------------------------------------------------------------------

ITALY - 3.00%

Societa Nordelettrica S.p.A. (Electric Companies)          49,000       134,114
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                       38,025       232,120
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          55,277       404,042
-------------------------------------------------------------------------------
                                                                        770,276
-------------------------------------------------------------------------------

JAPAN - 0.50%

Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                          90        74,957
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. - ADR
 (Telecommunications - Long Distance)                       1,300        54,600
-------------------------------------------------------------------------------
                                                                        129,557
-------------------------------------------------------------------------------

NETHERLANDS - 0.58%

KPN N.V. (Telecommunications - Long Distance)                 284        10,938
-------------------------------------------------------------------------------
Royal PTT Nederland N.V. - ADR (Services - Commercial &
 Consumer)                                                  2,033       129,350
-------------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight)(a)                          284         7,264
-------------------------------------------------------------------------------
                                                                        147,552
-------------------------------------------------------------------------------

NEW ZEALAND - 1.03%

Sky Network Television Ltd. (Broadcasting - Television,
 Radio & Cable)(a)                                          1,700        20,400
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. - Interim ADR
 (Telephone)                                                2,300        38,669
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. - ADR (Telephone)         6,300       206,325
-------------------------------------------------------------------------------
                                                                        265,394
-------------------------------------------------------------------------------

PERU - 0.25%

Luz Del Sur S.A. (Power Producers - Independent)            1,700        18,912
-------------------------------------------------------------------------------
Telefonica del Peru S.A. - ADR (Telecommunications -
  Long Distance)                                            2,200        44,963
-------------------------------------------------------------------------------
                                                                         63,875
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE

PORTUGAL - 1.77%

Electricidade de Portugal, S.A. - ADR (Electric
 Companies)                                                   3,700 $ 170,431
-----------------------------------------------------------------------------
Portugal Telecom S.A. - ADR (Telephone)                       4,700   248,806
-----------------------------------------------------------------------------
Telecel - Comunicacaoes Pessoais, S.A.
 (Telecommunications - Cellular/Wireless)                       200    35,500
-----------------------------------------------------------------------------
                                                                      454,737
-----------------------------------------------------------------------------

SPAIN - 2.22%

Autopistas Concesionaria Espanola S.A. (Services -
  Commercial & Consumer)                                      3,900    60,401
-----------------------------------------------------------------------------
Autopistas Concesionaria Espanola S.A. - Rts., expiring
 07/10/98 (Services - Commercial & Consumer)(a)               3,900     3,020
-----------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                          15,700   254,927
-----------------------------------------------------------------------------
Telefonica de Espana - ADR (Telephone)                        1,800   250,312
-----------------------------------------------------------------------------
                                                                      568,660
-----------------------------------------------------------------------------

SWEDEN - 0.85%

Telefonaktiebolaget LM Ericsson - ADR (Communications
 Equipment)                                                   7,600   217,550
-----------------------------------------------------------------------------

UNITED KINGDOM - 5.09%

Hyder PLC (Water Utilities)                                   4,280    67,144
-----------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)                 10,313    69,609
-----------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                            30,695   424,616
-----------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Companies)                       1,100    62,012
-----------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                      15,950   139,900
-----------------------------------------------------------------------------
Southern Electric PLC (Electric Companies)                    9,706    87,890
-----------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                       14,979   218,097
-----------------------------------------------------------------------------
Wessex Water PLC (Water Utilities)                           11,792    90,230
-----------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                        19,580   146,551
-----------------------------------------------------------------------------
                                                                    1,306,049
-----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $4,464,562)                                                      6,171,662
-----------------------------------------------------------------------------
                                                         PRINCIPAL
                                                           AMOUNT
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 5.68%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.42%

Comcast Corp., Sr. Sub. Deb., 9.50%,
 01/15/08                                                $  100,000   106,500
-----------------------------------------------------------------------------

CONSUMER FINANCE - 0.32%

GMAC, Notes, 9.00%, 10/15/02                                 75,000    83,219
-----------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.74%

El Paso Electric Co., Series D Sec. First Mortgage
 Bonds, 8.90%, 02/01/06                                      75,000    84,595
-----------------------------------------------------------------------------
Western Resources Inc., Sr. Notes, 7.125%, 08/01/09         100,000   104,590
-----------------------------------------------------------------------------
                                                                      189,185
-----------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT     VALUE

ENTERTAINMENT - 1.10%

Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                 $  100,000 $ 123,396
----------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                     75,000    83,569
----------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                               75,000    76,455
----------------------------------------------------------------------------
                                                                     283,420
----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.42%

California Energy Co., Notes, 10.25%, 01/15/04             100,000   107,750
----------------------------------------------------------------------------

NATURAL GAS - 0.49%

Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           75,000    77,625
----------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000    48,876
----------------------------------------------------------------------------
                                                                     126,501
----------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.42%

Tennessee Gas Pipeline Co., Bonds, 7.00%, 03/15/27         100,000   106,771
----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.12%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000    81,750
----------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000    82,900
----------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                            93,413   123,258
----------------------------------------------------------------------------
                                                                     287,908
----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.65%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000   165,653
----------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes (Cost
   $1,357,753)                                                     1,456,907
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS - 3.14%

COMMUNICATIONS EQUIPMENT - 0.77%

Global Telesystems Group, Conv. Sr. Sub. Notes, 8.75%,
 06/30/00                                                   80,000   197,700
----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.17%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03 (Acquired 04/17/98; Cost $300,000)(b)     300,000   300,000
----------------------------------------------------------------------------

CONSUMER FINANCE - 1.20%

Bell Atlantic Financial Services, Conv. Bonds, 5.75%,
 04/01/03 (Acquired 02/12/98; Cost $300,000)(b)            300,000   307,314
----------------------------------------------------------------------------
  Total Domestic Convertible Bonds (Cost $743,463)                   805,014
----------------------------------------------------------------------------

FOREIGN NON-CONVERTIBLE BONDS & NOTES - 3.65%(c)

CANADA - 1.89%

Bell Canada (Telecommunications - Cellular/Wireless)
 Deb., 10.875%, 10/11/04                                CAD 50,000    42,710
----------------------------------------------------------------------------
 Series EW Deb., 8.80%, 08/17/05                            50,000    40,183
----------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                       100,000    76,238
----------------------------------------------------------------------------

                                                     PRINCIPAL    MARKET
                                                      AMOUNT       VALUE

CANADA - (CONTINUED)
Ontario Hydro (Electric Companies), Global Bonds,
 9.00%, 06/24/02                                    CAD 100,000 $    76,498
----------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                        100,000      75,554
----------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Exploration &
 Production)
 Series Q Deb., 10.625%, 10/20/09                       125,000     117,743
----------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                           70,000      55,574
----------------------------------------------------------------------------
                                                                    484,500
----------------------------------------------------------------------------

UNITED KINGDOM - 1.76%

National Grid Co. PLC (Electric Companies), Bonds,
 4.25%, 02/17/08                                    GBP 240,000     452,091
----------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes (Cost
   $878,803)                                                        936,591
----------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.24%

U.S. TREASURY BONDS - 0.64%

7.625%, 02/15/25                                    $   130,000     163,696
----------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.60%

6.625%, 06/30/01                                        150,000     154,317
----------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $292,052)                    318,013
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 9.39%(d)

Dean Witter Reynolds, Inc., 6.10%, 07/01/98
 (Cost $2,409,754)(e)                                 2,409,754   2,409,754
----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.82%                             25,355,935
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.18%                               302,718
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $25,658,653
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of these securities at 06/30/98 was $859,584 which represented 3.35% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 6/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 at $209,153,696.

Abbreviations:
ADR    - American Depositary Receipt
CAD    - Canadian Dollar
Conv.  - Convertible
Deb.   - Debentures
DECS   - Dividend Enhanced Convertible Stock
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $19,680,469)           $25,355,935
---------------------------------------------------------------------
Foreign currencies, at value (cost $124,133)                  124,578
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                           122,513
---------------------------------------------------------------------
 Investments sold                                             173,577
---------------------------------------------------------------------
 Dividends and interest                                       128,266
---------------------------------------------------------------------
Investment for deferred compensation plan                      14,772
---------------------------------------------------------------------
Other assets                                                       19
---------------------------------------------------------------------
  Total assets                                             25,919,660
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        219,602
---------------------------------------------------------------------
 Capital stock reacquired                                          10
---------------------------------------------------------------------
 Deferred compensation plan                                    14,772
---------------------------------------------------------------------
 Foreign currency contracts                                        23
---------------------------------------------------------------------
Accrued advisory fees                                          13,317
---------------------------------------------------------------------
Accrued directors' fees                                         2,024
---------------------------------------------------------------------
Accrued administrative services fees                            3,729
---------------------------------------------------------------------
Accrued operating expenses                                      7,530
---------------------------------------------------------------------
  Total liabilities                                           261,007
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $25,658,653
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,538,611
---------------------------------------------------------------------
Net asset value, offering and redemption price per share       $16.68
=====================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $18,848 foreign withholding tax)                  $  271,232
-------------------------------------------------------------------------------
Interest                                                               174,614
-------------------------------------------------------------------------------
 Total investment income                                               445,846
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                           77,543
-------------------------------------------------------------------------------
Administrative services fees                                            22,318
-------------------------------------------------------------------------------
Custodian fees                                                          11,744
-------------------------------------------------------------------------------
Directors' fees and expenses                                             4,356
-------------------------------------------------------------------------------
Professional fees                                                       10,670
-------------------------------------------------------------------------------
Other                                                                    5,708
-------------------------------------------------------------------------------
 Total expenses                                                        132,339
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                            (257)
-------------------------------------------------------------------------------
 Net expenses                                                          132,082
-------------------------------------------------------------------------------
Net investment income                                                  313,764
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain from:

 Investment securities                                                 618,994
-------------------------------------------------------------------------------
 Foreign currencies                                                      9,501
-------------------------------------------------------------------------------
 Futures contracts                                                     110,924
-------------------------------------------------------------------------------
 Option contracts                                                          920
-------------------------------------------------------------------------------
                                                                       740,339
-------------------------------------------------------------------------------

Net unrealized appreciation of:

 Investment securities                                              1,051,364
-------------------------------------------------------------------------------
 Foreign currencies                                                      1,343
-------------------------------------------------------------------------------
                                                                     1,052,707
-------------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures and
  option contracts                                                   1,793,046
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $2,106,810
===============================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                        JUNE 30,   DECEMBER 31,
                                                          1998         1997
                                                       ----------------------
OPERATIONS:

 Net investment income                                 $   313,764 $   458,649
-------------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currencies, futures and option contracts                 740,339     176,145
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currencies                                 1,052,707   2,779,707
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   2,106,810   3,414,501
-------------------------------------------------------------------------------
Distributions from net realized gains                           --      (6,795)
-------------------------------------------------------------------------------
Net increase from capital stock transactions             1,472,982   5,095,582
-------------------------------------------------------------------------------
  Net increase in net assets                             3,579,792   8,503,288
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                    22,078,861  13,575,573
-------------------------------------------------------------------------------
 End of period                                         $25,658,653 $22,078,861
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $18,309,021 $16,836,039
-------------------------------------------------------------------------------
 Undistributed net investment income                       753,340     439,576
-------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and option
  contracts                                                919,991     179,652
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and option contracts                5,676,301   4,623,594
-------------------------------------------------------------------------------
                                                       $25,658,653 $22,078,861
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in

                         AIM V.I. GLOBAL UTILITIES FUND
   foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $22,318 for such services.

                        AIM V.I. GLOBAL UTILITIES FUND

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,322 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $257 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $257 during the six months ended June 30, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $5,517,127 and $2,816,382, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $5,938,875
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (263,717)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $5,675,158
=========================================================================

 Cost of investments for tax purposes is $19,680,777.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                              JUNE 30, 1998       DECEMBER 31, 1997
                           --------------------  ---------------------
                            SHARES     AMOUNT     SHARES     AMOUNT
                           --------  ----------  --------  -----------
Sold                        300,517  $4,838,733   505,614  $ 6,971,987
-----------------------------------------------------------------------
Issued as reinvestment of
 distributions                   --          --       459        6,795
-----------------------------------------------------------------------
Reacquired                 (208,635) (3,365,751) (140,799)  (1,883,200)
-----------------------------------------------------------------------
                             91,882  $1,472,982   365,274  $ 5,095,582
=======================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1998 are summarized as follows:

                      OPTION CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of period      --    $    --
---------------------------------------
Written                  14      3,018
---------------------------------------
Closed                  (14)    (3,018)
---------------------------------------
Expired                  --         --
---------------------------------------
End of period            --    $    --
=======================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                            DECEMBER 31,
                          JUNE 30,     ---------------------------        JANUARY 31,
                            1998        1997     1996        1995            1995
                          --------     -------  -------     ------        -----------
Net asset value,
 beginning of period      $ 15.26      $ 12.55   $11.64      $9.69          $10.00
-----------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.19         0.32     0.40       0.29            0.27
-----------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               1.23         2.40     0.99       1.98           (0.33)
-----------------------------------------------------------------------------------------
  Total from investment
   operations                1.42         2.72     1.39       2.27           (0.06)
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income           --           --    (0.41)     (0.31)          (0.25)
-----------------------------------------------------------------------------------------
  Distributions from net
   realized gains              --        (0.01)   (0.07)     (0.01)             --
-----------------------------------------------------------------------------------------
  Total distributions          --        (0.01)   (0.48)     (0.32)          (0.25)
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 16.68      $ 15.26   $12.55     $11.64          $ 9.69
=========================================================================================
Total return(a)              9.31%       21.63%   12.07%     23.73%          (0.56)%
=========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $25,659      $22,079  $13,576     $8,394          $2,958
=========================================================================================
Ratio of expenses to
 average net assets          1.11%(b)     1.28%    1.40%(c)   1.47%(c)(d)     1.31%(d)(e)
=========================================================================================
Ratio of net investment
 income to average net
 assets                      2.63%(b)     2.81%    3.56%(c)   3.76%(c)(d)     4.39%(d)(e)
=========================================================================================
Portfolio turnover rate        13%          28%      47%        58%             69%
=========================================================================================
Average brokerage
 commission rate paid(f)  $0.0383      $0.0365  $0.0477        N/A             N/A
=========================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $24,057,019.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42%, 2.44% (annualized) and 2.79% (annualized) for 1996 and 1995, respectively.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% (annualized) and 2.90% (annualized), respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 81.62%

FEDERAL FARM CREDIT BANK - 2.98%

Medium term notes
 5.96%, 07/14/03                                         $  200,000 $   201,990
-------------------------------------------------------------------------------
 6.22%, 06/17/08                                          1,000,000   1,002,810
-------------------------------------------------------------------------------
                                                                      1,204,800
-------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK BOARD - 5.89%

Debentures
 8.375%, 10/25/99                                           150,000     155,119
-------------------------------------------------------------------------------
 6.00%, 06/27/00                                            250,000     251,653
-------------------------------------------------------------------------------
 5.97%, 12/11/00                                          1,000,000   1,006,610
-------------------------------------------------------------------------------
 7.31%, 07/06/01                                            500,000     521,950
-------------------------------------------------------------------------------
 8.17%, 12/16/04                                            400,000     451,028
-------------------------------------------------------------------------------
                                                                      2,386,360
-------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 14.32%

Debentures
 6.13%, 08/19/99                                            150,000     150,797
-------------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                                757,380     754,540
-------------------------------------------------------------------------------
 6.50%, 12/01/08 to 02/01/28                              2,849,389   2,855,621
-------------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                              1,576,857   1,611,396
-------------------------------------------------------------------------------
 10.50%, 08/01/19                                           217,082     238,449
-------------------------------------------------------------------------------
 8.50%, 08/01/24                                            178,060     186,629
-------------------------------------------------------------------------------
                                                                      5,797,432
-------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 32.56%

Debentures
 5.261%, 06/02/99                                           500,000     498,995
-------------------------------------------------------------------------------
 7.55%, 04/22/02                                            400,000     425,096
-------------------------------------------------------------------------------
 8.50%, 02/01/05                                            500,000     520,110
-------------------------------------------------------------------------------
 5.75%, 06/15/05                                            500,000     499,060
-------------------------------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                                           300,000     326,343
-------------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 07/01/27                              3,102,282   3,194,511
-------------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23                              1,527,214   1,538,342
-------------------------------------------------------------------------------
 7.00%, 07/01/11 to 01/01/28                              5,315,666   5,416,211
-------------------------------------------------------------------------------
 8.50%, 09/01/24                                            225,851     236,718
-------------------------------------------------------------------------------
STRIPS(a)
 7.37%, 10/09/19                                          1,800,000     517,788
-------------------------------------------------------------------------------
                                                                     13,173,174
-------------------------------------------------------------------------------

                                                     PRINCIPAL   MARKET
                                                      AMOUNT      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") -
  21.82%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                         $  76,607 $    83,003
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                           142,702     154,773
---------------------------------------------------------------------------
 11.00%, 10/15/15                                       45,419      50,997
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                           29,885      32,938
---------------------------------------------------------------------------
 6.50%, 12/15/23                                       450,648     453,320
---------------------------------------------------------------------------
 8.00%, 10/15/25 to 07/15/26                         2,873,721   2,992,130
---------------------------------------------------------------------------
 7.50%, 05/15/27                                       999,426   1,029,089
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                         3,966,350   4,032,033
---------------------------------------------------------------------------
                                                                 8,828,283
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.78%

Debentures
 7.30%, 01/31/02                                       300,000     315,513
---------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 1.99%

Debentures
 5.27%, 02/22/99                                       500,000     499,785
---------------------------------------------------------------------------
 5.55%, 12/15/99                                       150,000     149,777
---------------------------------------------------------------------------
 6.50%, 08/01/02                                       150,000     154,370
---------------------------------------------------------------------------
                                                                   803,932
---------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 1.28%

Debentures
 6.375%, 06/15/05                                      500,000     517,335
---------------------------------------------------------------------------
  Total U.S. Government Agency Securities (Cost
   $32,381,764)                                                 33,026,829
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 13.81%

U.S. TREASURY NOTES & BONDS - 12.84%

 6.125%, 12/31/01 to 11/15/27                        3,000,000   3,173,740
---------------------------------------------------------------------------
 6.00%, 07/31/02                                       300,000     305,025
---------------------------------------------------------------------------
 6.625%, 05/15/07                                      500,000     537,375
---------------------------------------------------------------------------
 7.50%, 11/15/16                                       500,000     600,265
---------------------------------------------------------------------------
 6.875%, 08/15/25                                      500,000     579,200
---------------------------------------------------------------------------
                                                                 5,195,605
---------------------------------------------------------------------------

U.S. TREASURY STRIPS(A) - 0.97%

 6.80%, 11/15/18                                     1,250,000     390,525
---------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $5,276,279)               5,586,130
---------------------------------------------------------------------------

REPURCHASE AGREEMENT -  8.99%(b)

SBC Capital Markets, Inc., 5.85%,
 07/01/98(c) (Cost $3,637,967)                       3,637,967   3,637,967
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 104.42%                                     42,250,926
---------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS  - (4.42)%                        (1,788,382)
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $40,462,544
===========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS:

(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/98 with a maturing value of $1,000,162,500. Collateralized by $3,590,870,000 U.S. Government
    obligations, 0%, due 08/15/00 to 11/15/24 with an aggregate market value at 06/30/98 of $1,148,593,549.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $41,296,010)           $ 42,250,926
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             26,552
----------------------------------------------------------------------
 Interest                                                      286,952
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,807
----------------------------------------------------------------------
Other assets                                                    10,039
----------------------------------------------------------------------
  Total assets                                              42,592,276
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       2,083,264
----------------------------------------------------------------------
 Deferred compensation plan                                     17,807
----------------------------------------------------------------------
Accrued advisory fees                                           16,362
----------------------------------------------------------------------
Accrued directors' fees                                          1,866
----------------------------------------------------------------------
Accrued administrative services fees                             2,911
----------------------------------------------------------------------
Accrued operating expenses                                       7,522
----------------------------------------------------------------------
  Total liabilities                                          2,129,732
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 40,462,544
----------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 3,659,782
----------------------------------------------------------------------
Net asset value, offering and redemption price per share        $11.06
======================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                  $1,191,117
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 91,681
--------------------------------------------------------------------
Administrative services fees                                  17,370
--------------------------------------------------------------------
Custodian fees                                                 6,999
--------------------------------------------------------------------
Directors' fees and expenses                                   3,546
--------------------------------------------------------------------
Professional fees                                             10,622
--------------------------------------------------------------------
Organizational costs                                             967
--------------------------------------------------------------------
Other                                                          2,987
--------------------------------------------------------------------
  Total expenses                                             134,172
--------------------------------------------------------------------
Net investment income                                      1,056,945
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                  39,294
--------------------------------------------------------------------
Net unrealized appreciation of investment securities         217,784
--------------------------------------------------------------------
 Net gain on investment securities                           257,078
--------------------------------------------------------------------
Net increase in net assets resulting from operations      $1,314,023
====================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        1998          1997
                                                     -----------  ------------
OPERATIONS:

Net investment income                                $ 1,056,945  $ 1,620,458
------------------------------------------------------------------------------
Net realized gain (loss) from investment securities       39,294     (100,162)
------------------------------------------------------------------------------
Net unrealized appreciation of investment
 securities                                              217,784      728,502
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        1,314,023    2,248,798
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                       --      (15,600)
------------------------------------------------------------------------------
Net increase from capital stock transactions           5,348,725    7,040,082
------------------------------------------------------------------------------
    Net increase in net assets                         6,662,748    9,273,280
------------------------------------------------------------------------------
NET ASSETS:

 Beginning of period                                  33,799,796   24,526,516
------------------------------------------------------------------------------
 End of period                                       $40,462,544  $33,799,796
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $37,333,401  $31,984,676
------------------------------------------------------------------------------
 Undistributed net investment income                   2,642,342    1,585,397
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                                 (468,115)    (507,409)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities        954,916      737,132
------------------------------------------------------------------------------
                                                     $40,462,544  $33,799,796
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.

                      AIM V.I. GOVERNMENT SECURITIES FUND

C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $507,409, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $17,370 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,328 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $17,417,564 and $10,989,515, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $969,169
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (14,253)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $954,916
=======================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                JUNE 30,             DECEMBER 31,
                                  1998                   1997
                           --------------------  ----------------------
                            SHARES     AMOUNT     SHARES      AMOUNT
                           --------  ----------  ---------  -----------
Sold                        859,764  $9,332,829  1,272,288  $13,023,561
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                   --          --      1,468       15,600
------------------------------------------------------------------------
Reacquired                 (367,782) (3,984,104)  (591,274)  (5,999,079)
------------------------------------------------------------------------
                            491,982  $5,348,725    682,482  $ 7,040,082
========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                            JUNE            DECEMBER 31,               JANUARY 31,
                             30,       -------------------------     -------------------
                            1998        1997     1996     1995        1995        1994
                           -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period       $ 10.67     $  9.87  $ 10.17  $  9.39     $ 10.24     $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.22        0.59     0.58     0.54        0.53        0.38
-----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.17        0.22    (0.35)    0.74       (0.88)       0.10
-----------------------------------------------------------------------------------------------
    Total from investment
     operations               0.39        0.81     0.23     1.28       (0.35)       0.48
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --       (0.01)   (0.53)   (0.50)      (0.50)      (0.24)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 11.06     $ 10.67  $  9.87  $ 10.17     $  9.39     $ 10.24
===============================================================================================
Total return(a)               3.66%       8.16%    2.29%   13.84%      (3.42)%      4.78%
===============================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $40,463     $33,800  $24,527  $19,545     $12,887     $10,643
===============================================================================================
Ratio of expenses to
 average net assets           0.73%(b)    0.87%    0.91%    1.19%(c)    0.95%(d)    1.00%(c)(d)
===============================================================================================
Ratio of net investment
 income to average net
 assets                       5.76%(b)    5.85%    5.80%    5.78%(c)    5.51%(e)    4.74%(c)(e)
===============================================================================================
Portfolio turnover rate         32%         66%      32%      41%         29%          0%
===============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $36,976,251.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January 1995 and 1994, respectively.

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                        MARKET
                                           SHARES       VALUE
DOMESTIC COMMON STOCKS - 82.06%

AEROSPACE/DEFENSE - 0.53%

Sundstrand Corp.                             30,000 $  1,717,500
----------------------------------------------------------------

AGRICULTURAL PRODUCTS - 0.22%

Universal Corp.                              18,800      702,650
----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.47%

Federal-Mogul Corp.                          22,500    1,518,750
----------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

BankAmerica Corp.                            18,000    1,555,875
----------------------------------------------------------------
Chase Manhattan Corp. (The)                  46,000    3,473,000
----------------------------------------------------------------
                                                       5,028,875
----------------------------------------------------------------

BANKS (REGIONAL) - 0.41%

AmSouth Bancorporation                        6,200      243,737
----------------------------------------------------------------
North Fork Bancorporation, Inc.              45,000    1,099,687
----------------------------------------------------------------
                                                       1,343,424
----------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.96%

Coca-Cola Co. (The)                          40,000    3,420,000
----------------------------------------------------------------
PepsiCo, Inc.                                71,400    2,940,787
----------------------------------------------------------------
                                                       6,360,787
----------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.53%

CBS Corp.(a)                                 50,000    1,587,500
----------------------------------------------------------------
Chancellor Media Corp.(a)                    22,200    1,102,368
----------------------------------------------------------------
Clear Channel Communications, Inc.(a)         7,638      833,496
----------------------------------------------------------------
Comcast Corp. - Class A                      66,000    2,679,187
----------------------------------------------------------------
Jacor Communications, Inc.(a)                26,500    1,563,500
----------------------------------------------------------------
Tele-Communications, Inc. - Class A(a)       95,000    3,651,563
----------------------------------------------------------------
                                                      11,417,614
----------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.53%

Monsanto Co.                                 30,500    1,704,188
----------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.26%

Millennium Chemicals Inc.                    25,000      846,875
----------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.66%

CIENA Corp.(a)                               19,000    1,322,875
----------------------------------------------------------------
Lucent Technologies, Inc.                    31,500    2,620,406
----------------------------------------------------------------
Tellabs, Inc.(a)                             20,000    1,432,500
----------------------------------------------------------------
                                                       5,375,781
----------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.35%

Compaq Computer Corp.                        41,500    1,177,563
----------------------------------------------------------------
Dell Computer Corp.(a)                       16,500    1,531,406
----------------------------------------------------------------
International Business Machines Corp.        14,500    1,664,781
----------------------------------------------------------------
                                                       4,373,750
----------------------------------------------------------------


                                                           MARKET
                                           SHARES           VALUE
COMPUTERS (NETWORKING) - 0.93%

Ascend Communications, Inc.(a)                31,600 $  1,566,175
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                        15,700    1,445,381
-----------------------------------------------------------------
                                                        3,011,556
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.58%

EMC Corp.(a)                                  41,800    1,873,163
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.51%

Advanced Fibre Communications, Inc.(a)        32,000    1,282,000
-----------------------------------------------------------------
BMC Software, Inc.(a)                         40,000    2,077,500
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)               37,500    1,171,875
-----------------------------------------------------------------
Computer Associates International, Inc.       28,000    1,555,750
-----------------------------------------------------------------
Computer Sciences Corp.(a)                    31,100    1,990,400
-----------------------------------------------------------------
Compuware Corp.(a)                            32,000    1,636,000
-----------------------------------------------------------------
Concord EFS, Inc.(a)                          46,500    1,214,813
-----------------------------------------------------------------
HBO & Co.                                     53,000    1,868,250
-----------------------------------------------------------------
Microsoft Corp.(a)                            64,000    6,936,000
-----------------------------------------------------------------
Unisys Corp.(a)                               48,000    1,356,000
-----------------------------------------------------------------
                                                       21,088,588
-----------------------------------------------------------------

CONSUMER FINANCE - 0.88%

Countrywide Credit Industries, Inc.           12,800      649,600
-----------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)             3,200      115,200
-----------------------------------------------------------------
Providian Financial Corp.                     26,500    2,081,906
-----------------------------------------------------------------
                                                        2,846,706
-----------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.25%

AmeriSource Health Corp. - Class A(a)         33,000    2,167,688
-----------------------------------------------------------------
Bergen Brunswig Corp. - Class A                3,100      143,763
-----------------------------------------------------------------
Cardinal Health, Inc.                          9,200      862,500
-----------------------------------------------------------------
Sysco Corp.                                   34,300      878,938
-----------------------------------------------------------------
                                                        4,052,889
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.32%

American Power Conversion Corp.(a)            16,200      486,000
-----------------------------------------------------------------
General Electric Co.                          64,000    5,824,000
-----------------------------------------------------------------
Symbol Technologies, Inc.                     31,800    1,200,450
-----------------------------------------------------------------
                                                        7,510,450
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.44%

Waters Corp.(a)                               24,000    1,414,500
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.05%

Altera Corp.(a)                                6,000      177,376
-----------------------------------------------------------------

ENTERTAINMENT - 0.46%

Viacom, Inc. - Class B(a)                     25,600    1,491,200
-----------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                       MARKET
                                                       SHARES           VALUE
EQUIPMENT (SEMICONDUCTOR) - 0.14%

Lam Research Corp.(a)                                     23,500 $    449,438
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 6.36%

Ambac Financial Group, Inc.                               42,500    2,486,250
-----------------------------------------------------------------------------
American Express Co.                                      17,000    1,938,000
-----------------------------------------------------------------------------
Fannie Mae                                                55,000    3,341,250
-----------------------------------------------------------------------------
Freddie Mac                                              101,000    4,753,313
-----------------------------------------------------------------------------
Heller Financial, Inc.(a)                                 55,000    1,650,000
-----------------------------------------------------------------------------
MBIA, Inc.                                                20,500    1,534,938
-----------------------------------------------------------------------------
MGIC Investment Corp.                                     25,500    1,455,094
-----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.               17,500    1,599,063
-----------------------------------------------------------------------------
SunAmerica, Inc.                                          32,000    1,838,000
-----------------------------------------------------------------------------
                                                                   20,595,908
-----------------------------------------------------------------------------

FOOTWEAR - 0.12%

Wolverine World Wide, Inc.                                17,600      381,700
-----------------------------------------------------------------------------

HARDWARE & TOOLS - 0.26%

Black & Decker Corp. (The)                                14,000      854,000
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.02%

Abbott Laboratories                                       52,200    2,133,675
-----------------------------------------------------------------------------
American Home Products Corp.                              79,000    4,088,250
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                  42,000    4,827,375
-----------------------------------------------------------------------------
Johnson & Johnson                                         20,000    1,475,000
-----------------------------------------------------------------------------
Warner-Lambert Co.                                        54,000    3,746,250
-----------------------------------------------------------------------------
                                                                   16,270,550
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.16%

ICN Pharmaceuticals, Inc.                                 62,300    2,846,331
-----------------------------------------------------------------------------
Mylan Laboratories, Inc.                                   9,200      276,575
-----------------------------------------------------------------------------
R.P. Scherer Corp.(a)                                     20,000    1,772,500
-----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                           44,900    2,096,268
-----------------------------------------------------------------------------
                                                                    6,991,674
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 3.50%

Lilly (Eli) & Co.                                         15,000      990,937
-----------------------------------------------------------------------------
Merck & Co., Inc.                                         38,400    5,136,000
-----------------------------------------------------------------------------
Pfizer Inc.                                               14,300    1,554,231
-----------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                  21,300      982,462
-----------------------------------------------------------------------------
Schering-Plough Corp.                                     29,100    2,666,288
-----------------------------------------------------------------------------
                                                                   11,329,918
-----------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.79%

Columbia/HCA Healthcare Corp.                             16,000      466,000
-----------------------------------------------------------------------------
Quorum Health Group, Inc.(a)                              55,000    1,457,500
-----------------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)              10,700      624,613
-----------------------------------------------------------------------------
                                                                    2,548,113
-----------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES           VALUE
HEALTH CARE (LONG TERM CARE) - 0.77%

Health Care & Retirement Corp.(a)                   29,500 $  1,163,406
-----------------------------------------------------------------------

HEALTHSOUTH Corp.(a)                                50,000    1,334,375

-----------------------------------------------------------------------
                                                              2,497,781
-----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.16%

Arterial Vascular Engineering, Inc.(a)              54,300    1,941,225
-----------------------------------------------------------------------
Becton, Dickinson & Co.                             56,000    4,347,000
-----------------------------------------------------------------------
Biomet, Inc.                                        49,500    1,636,594
-----------------------------------------------------------------------
Guidant Corp.                                       36,000    2,567,250
-----------------------------------------------------------------------
Medtronic, Inc.                                      9,700      618,375
-----------------------------------------------------------------------
Stryker Corp.                                       29,700    1,139,737
-----------------------------------------------------------------------
Sybron International Corp.(a)                       48,400    1,222,100
-----------------------------------------------------------------------
                                                             13,472,281
-----------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.50%

Furniture Brands International, Inc.(a)             21,000      589,312
-----------------------------------------------------------------------
Maytag Corp.                                        21,000    1,036,875
-----------------------------------------------------------------------
                                                              1,626,187
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.24%

Colgate-Palmolive Co.                               17,500    1,540,000
-----------------------------------------------------------------------
Dial Corp. (The)                                    30,000      778,125
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          18,500    1,684,656
-----------------------------------------------------------------------
                                                              4,002,781
-----------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.78%

Equitable Companies, Inc.                           16,000    1,199,000
-----------------------------------------------------------------------
Nationwide Financial Services, Inc. - Class A       26,000    1,326,000
-----------------------------------------------------------------------
                                                              2,525,000
-----------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 1.79%

Ace, Ltd.                                           23,400      912,600
-----------------------------------------------------------------------
Allmerica Financial Corp.                           16,000    1,040,000
-----------------------------------------------------------------------
American International Group, Inc.                   8,600    1,255,600
-----------------------------------------------------------------------
Travelers Group, Inc.                               42,502    2,576,684
-----------------------------------------------------------------------
                                                              5,784,884
-----------------------------------------------------------------------

INSURANCE (PROPERTY - CASUALTY) - 0.74%

Everest Reinsurance Holdings, Inc.                   7,600      292,125
-----------------------------------------------------------------------
Fremont General Corp.                               16,200      877,838
-----------------------------------------------------------------------
Mercury General Corp.                               12,600      810,338
-----------------------------------------------------------------------
Old Republic International Corp.                    14,500      425,031
-----------------------------------------------------------------------
                                                              2,405,332
-----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.51%

Merrill Lynch & Co., Inc.                           18,000    1,660,500
-----------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.83%

Franklin Resources, Inc.                            24,700    1,333,800
-----------------------------------------------------------------------
T. Rowe Price Associates, Inc.                      36,000    1,352,250
-----------------------------------------------------------------------
                                                              2,686,050
-----------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                            MARKET
                                            SHARES           VALUE
LEISURE TIME (PRODUCTS) - 0.91%

Harley-Davidson, Inc.                          28,900 $  1,119,875
------------------------------------------------------------------
Mattel, Inc.                                   43,500    1,840,594
------------------------------------------------------------------
                                                         2,960,469
------------------------------------------------------------------

LODGING - HOTELS - 1.20%

Carnival Corp.                                 62,000    2,456,750
------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                   18,100    1,438,950
------------------------------------------------------------------
                                                         3,895,700
------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.24%

AlliedSignal Inc.                              19,200      852,000
------------------------------------------------------------------
Crane Co.                                      12,900      626,456
------------------------------------------------------------------
Thermo Electron Corp.(a)                       45,000    1,538,438
------------------------------------------------------------------
Tyco International Ltd.                        30,000    1,890,000
------------------------------------------------------------------
U.S. Industries, Inc.                          34,800      861,300
------------------------------------------------------------------
United Technologies Corp.                      16,000    1,480,000
------------------------------------------------------------------
                                                         7,248,194
------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.09%

Cooper Cameron Corp.(a)                         9,600      489,600
------------------------------------------------------------------
Halliburton Co.                                12,000      534,750
------------------------------------------------------------------
Western Atlas Inc.(a)                          29,600    2,512,300
------------------------------------------------------------------
                                                         3,536,650
------------------------------------------------------------------

PERSONAL CARE - 1.35%

Avon Products, Inc.                            25,500    1,976,250
------------------------------------------------------------------
Gillette Co.                                   42,000    2,380,875
------------------------------------------------------------------
                                                         4,357,125
------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.32%

AES Corp.(a)                                   19,700    1,035,481
------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.32%

Gannett Co., Inc.                              14,600    1,037,513
------------------------------------------------------------------

RESTAURANTS - 0.60%

McDonald's Corp.                               28,000    1,932,000
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 1.40%

Home Depot, Inc. (The)                         32,000    2,658,000
------------------------------------------------------------------
Lowe's Companies, Inc.                         46,000    1,865,875
------------------------------------------------------------------
                                                         4,523,875
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.88%

Circuit City Stores - Circuit City Group       35,000    1,640,625
------------------------------------------------------------------
Ingram Micro, Inc. - Class A(a)                27,000    1,194,750
------------------------------------------------------------------
                                                         2,835,375
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.75%

Federated Department Stores, Inc.(a)           15,000      807,188
------------------------------------------------------------------
Proffitt's, Inc.(a)                            40,000    1,615,000
------------------------------------------------------------------
                                                         2,422,188
------------------------------------------------------------------

                                                            MARKET
                                            SHARES           VALUE
RETAIL (DISCOUNTERS) - 0.40%

Family Dollar Stores, Inc.                     16,400 $    303,400
------------------------------------------------------------------
Ross Stores, Inc.                              23,000      989,000
------------------------------------------------------------------
                                                         1,292,400
------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.76%

CVS Corp.                                      29,000    1,129,188
------------------------------------------------------------------
Rite Aid Corp.                                 35,200    1,322,200
------------------------------------------------------------------
                                                         2,451,388
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.93%

Albertson's, Inc.                               6,900      357,506
------------------------------------------------------------------
Kroger Co.(a)                                  40,500    1,736,438
------------------------------------------------------------------
Safeway, Inc.(a)                               22,600      919,538
------------------------------------------------------------------
                                                         3,013,482
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.74%

Costco Companies, Inc.(a)                      30,000    1,891,875
------------------------------------------------------------------
Dayton Hudson Corp.                            49,000    2,376,500
------------------------------------------------------------------
Fred Meyer, Inc.(a)                            33,400    1,419,500
------------------------------------------------------------------
Kmart Corp.(a)                                 99,200    1,909,600
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          21,000    1,275,750
------------------------------------------------------------------
                                                         8,873,225
------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.31%

Bed Bath & Beyond, Inc.(a)                     13,400      694,288
------------------------------------------------------------------
Office Depot, Inc.(a)                          62,300    1,966,344
------------------------------------------------------------------
Staples, Inc.(a)                               54,700    1,582,881
------------------------------------------------------------------
                                                         4,243,513
------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 1.19%

Gap, Inc. (The)                                28,000    1,725,500
------------------------------------------------------------------
Intimate Brands, Inc.                          35,000      964,688
------------------------------------------------------------------
TJX Companies, Inc.                            48,000    1,158,000
------------------------------------------------------------------
                                                         3,848,188
------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.43%

Ahmanson (H.F.) & Co.                          10,200      724,200
------------------------------------------------------------------
Washington Mutual, Inc.                        15,750      684,141
------------------------------------------------------------------
                                                         1,408,341
------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.56%

Outdoor Systems, Inc.(a)                       65,050    1,821,400
------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.22%

Service Corp. International                    92,300    3,957,363
------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.53%

Keane, Inc.(a)                                 30,500    1,708,000
------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.04%

Equifax, Inc.                                  57,100    2,073,444
------------------------------------------------------------------
Fiserv, Inc.(a)                                30,150    1,280,433
------------------------------------------------------------------
                                                         3,353,877
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                       MARKET
                                                       SHARES           VALUE
SERVICES (EMPLOYMENT) - 0.27%

AccuStaff, Inc.(a)                                        28,100 $    878,125
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.43%

AT&T Corp.                                                26,000    1,485,250
-----------------------------------------------------------------------------
MCI Communications Corp.                                 110,000    6,393,750
-----------------------------------------------------------------------------
                                                                    7,879,000
-----------------------------------------------------------------------------

TEXTILES (APPAREL) - 1.00%

Jones Apparel Group, Inc.(a)                               9,500      347,343
-----------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                   26,000    1,625,000
-----------------------------------------------------------------------------
Warnaco Group, Inc. (The)                                 30,000    1,273,125
-----------------------------------------------------------------------------
                                                                    3,245,468
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.63%

Waste Management, Inc.                                    58,300    2,040,500
-----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $186,316,149)                                            265,737,559
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED
 STOCK - 0.44%

FINANCIAL (DIVERSIFIED) - 0.44%

MGIC Investment Corp. - $3.12 Conv. Pfd.                  15,000    1,434,375
-----------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stock (Cost
   $1,058,616)                                                      1,434,375
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
DOMESTIC CONVERTIBLE CORPORATE
 NOTE - 0.47%

ELECTRICAL EQUIPMENT - 0.47%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(b) (acquired 10/31/96 - 12/06/96; cost
 $1,166,399) (Cost $1,166,399)                       $   923,000    1,515,012
-----------------------------------------------------------------------------

FOREIGN STOCKS & OTHER
 EQUITY INTERESTS - 8.50%                                 SHARES

CANADA - 1.40%

Bank of Montreal (Banks - Major Regional)                 11,100      611,196
-----------------------------------------------------------------------------
Newcourt Credit Group, Inc. (Financial -
  Diversified)                                            14,500      713,218
-----------------------------------------------------------------------------
Northern Telecom Ltd. - ADR (Communications
 Equipment)                                               42,000    2,383,500
-----------------------------------------------------------------------------
Royal Bank of Canada (Banks - Major Regional)             13,700      824,207
-----------------------------------------------------------------------------
                                                                    4,532,121
-----------------------------------------------------------------------------

FINLAND - 0.70%

Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                                6,200      449,888
-----------------------------------------------------------------------------
Nokia Oyj A.B. - Class A (Communications Equipment)       24,800    1,832,663
-----------------------------------------------------------------------------
                                                                    2,282,551
-----------------------------------------------------------------------------

FRANCE - 2.20%

Alcatel Alsthom (Communications Equipment)                 8,500    1,731,078
-----------------------------------------------------------------------------
Banque Nationale de Paris (Banks - Major Regional)        26,000    2,124,906
-----------------------------------------------------------------------------


                                                                         MARKET
                                                         SHARES           VALUE
FRANCE - (CONTINUED)

Renault S.A. (Automobiles)(a)                               22,500 $  1,280,131
--------------------------------------------------------------------------------
Societe Generale (Banks - Major Regional)                    9,500    1,975,597
--------------------------------------------------------------------------------
                                                                      7,111,712
--------------------------------------------------------------------------------

GERMANY - 0.16%

Adidas Salomon A.G. (Footwear)                               2,950      514,487
--------------------------------------------------------------------------------

IRELAND - 0.53%

Elan Corp. PLC - ADR (Health Care - Drugs - Generic &
 Other)(a)                                                  26,600    1,710,711
--------------------------------------------------------------------------------

NETHERLANDS - 0.89%

Akzo Nobel N.V. (Chemicals - Diversified)                    5,450    1,212,272
--------------------------------------------------------------------------------
Philips Electronics N.V. (Household Furniture &
 Appliances)                                                20,000    1,682,284
--------------------------------------------------------------------------------
                                                                      2,894,556
--------------------------------------------------------------------------------

SWEDEN - 0.62%

Telefonaktiebolaget LM Ericsson - ADR (Communications
 Equipment)                                                 60,000    1,717,500
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - Class B
 (Communications Equipment)                                  9,600      280,476
--------------------------------------------------------------------------------
                                                                      1,997,976
--------------------------------------------------------------------------------

SWITZERLAND - 2.00%

Nestle S.A. (Foods)                                          1,500    3,214,497
--------------------------------------------------------------------------------
UBS - Union Bank of Switzerland (Banks - Major
 Regional)(a)                                                8,750    3,258,070
--------------------------------------------------------------------------------
                                                                      6,472,567
--------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $22,079,030)                                                      27,516,681
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT - 8.98%(c)

Dresdner Kleinwort Benson North America LLC 5.85%,
 07/01/98(d) (Cost $29,082,498)                        $29,082,498   29,082,498
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.45%                                         325,286,125
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.45)%                              (1,454,595)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $323,831,530
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The market value of this security at 06/30/98 represented 0.47% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase are through participation in joint accounts with other mutual funds, private accounts and certain non-registered in investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreements entered into 06/30/98 with a maturing value of $70,011,375. Collateralized by $71,382,000 U.S. Government obligations, 0% to 6.30% due 07/02/98 to 12/03/01 with an aggregate market value at 06/30/98 of $71,404,458.

Investment Abbreviations:
ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred
Sub.  - Subordinated

See Notes to Financial Statements.

                             AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments at market value (cost $239,702,692)           $325,286,125
----------------------------------------------------------------------
Foreign currencies, at market (cost $27,976)                    27,340
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            188,460
----------------------------------------------------------------------
 Investments sold                                            2,009,498
----------------------------------------------------------------------
 Dividends and interest                                        206,825
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,005
----------------------------------------------------------------------
Other assets                                                       800
----------------------------------------------------------------------
  Total assets                                             327,738,053
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       3,615,564
----------------------------------------------------------------------
 Capital stock reacquired                                       66,919
----------------------------------------------------------------------
 Deferred compensation plan                                     19,005
----------------------------------------------------------------------
Accrued advisory fees                                          167,414
----------------------------------------------------------------------
Accrued directors' fees                                          2,316
----------------------------------------------------------------------
Accrued administrative services fees                             3,188
----------------------------------------------------------------------
Accrued operating expenses                                      32,117
----------------------------------------------------------------------
  Total liabilities                                          3,906,523
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $323,831,530
======================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,738,456
======================================================================
Net asset value, offering and redemption price per share        $23.57
======================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $43,062 foreign withholding tax)                $ 1,123,590
------------------------------------------------------------------------------
Interest                                                              770,826
------------------------------------------------------------------------------
   Total investment income                                          1,894,416
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         935,432
------------------------------------------------------------------------------
Administrative services fees                                           19,128
------------------------------------------------------------------------------
Custodian fees                                                         43,808
------------------------------------------------------------------------------
Directors' fees and expenses                                            4,891
------------------------------------------------------------------------------
Organizational costs                                                      965
------------------------------------------------------------------------------
Other                                                                  38,439
------------------------------------------------------------------------------
   Total expenses                                                   1,042,663
------------------------------------------------------------------------------
Net investment income                                                 851,753
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:

   Investment securities                                           13,452,632
------------------------------------------------------------------------------
   Foreign currencies                                                  (3,977)
------------------------------------------------------------------------------
   Futures contracts                                                2,342,733
------------------------------------------------------------------------------
   Options contracts                                                 (210,765)
------------------------------------------------------------------------------
                                                                   15,580,623
------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

   Investment securities                                           33,119,893
------------------------------------------------------------------------------
   Foreign currencies                                                  (2,096)
------------------------------------------------------------------------------
   Options contracts                                                  413,643
------------------------------------------------------------------------------
                                                                   33,531,440
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies, futures
  and options contracts                                            49,112,063
------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $49,963,816
==============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                      JUNE 30,   DECEMBER 31,
                                                        1998         1997
                                                    -----------------------
OPERATIONS:

 Net investment income                              $    851,753 $  1,211,773
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options contracts   15,580,623   22,109,980
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                   33,531,440   28,069,985
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                        49,963,816   51,391,738
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                       --   (1,119,140)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                        --   (8,443,286)
------------------------------------------------------------------------------
Net increase from capital stock transactions          15,015,944   38,384,566
------------------------------------------------------------------------------
   Net increase in net assets                         64,979,760   80,213,878
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 258,851,770  178,637,892
------------------------------------------------------------------------------
 End of period                                      $323,831,530 $258,851,770
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $198,991,625 $183,975,681
------------------------------------------------------------------------------
 Undistributed net investment income                   2,034,559    1,182,806
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                   37,224,008   21,643,385
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options contracts   85,581,338   52,049,898
------------------------------------------------------------------------------
                                                    $323,831,530 $258,851,770
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A.Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term

                             AIM V.I. GROWTH FUND
   obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.

                             AIM V.I. GROWTH FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $19,128 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,512 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1998 was $173,480,910 and $149,627,037, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $86,033,439
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (612,503)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $85,420,936
==========================================================================

 Cost of investments for tax purposes is $239,865,189.

NOTE 5 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                               JUNE 30, 1998           DECEMBER 31, 1997
                           -----------------------  ------------------------
                            SHARES      AMOUNT        SHARES       AMOUNT
                           ---------  ------------  ----------  ------------
Sold                       1,246,514  $ 27,248,118   2,757,339  $ 51,600,352
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                    --            --     492,909     9,562,426
----------------------------------------------------------------------------
Reacquired                  (562,384)  (12,232,174) (1,185,922)  (22,778,212)
----------------------------------------------------------------------------
                             684,130  $ 15,015,944   2,064,326  $ 38,384,566
============================================================================

NOTE 6 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1998 are summarized as follows:

                        CALL OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of period    1,815   $ 531,904
----------------------------------------
Written                1,944     781,037
----------------------------------------
Closed                (2,073)   (664,334)
----------------------------------------
Exercised               (712)   (324,189)
----------------------------------------
Expired                 (974)   (324,418)
----------------------------------------
End of period             --   $      --
----------------------------------------


NOTE 7 - PUT OPTIONS CONTRACTS PURCHASED
Transactions in put options purchased during the six months ended June 30, 1998 are summarized as follows:

                       PUT OPTION
                       CONTRACTS
                   ------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS   PAID
                   ----------------
Beginning of year    1,317   $ 350,774
--------------------------------------
Purchased              353     113,507
--------------------------------------
Closed                (753)   (227,113)
--------------------------------------
Expired               (917)   (237,168)
--------------------------------------
End of year             --   $      --
======================================

                              AIM V.I. GROWTH FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                              DECEMBER 31,                JANUARY 31,
                          JUNE 30,     ----------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.83     $  16.25  $  14.44  $  10.71     $ 11.59   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.06         0.08      0.07      0.09        0.06      0.02
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.68         4.27      2.52      3.65       (0.88)     1.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                3.74         4.35      2.59      3.74       (0.82)     1.61
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income            --        (0.09)    (0.06)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
  Distributions from net
   realized gains               --        (0.68)    (0.72)       --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions          --        (0.77)    (0.78)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  23.57     $  19.83  $  16.25  $  14.44     $ 10.71   $ 11.59
========================  ========     ========  ========  ========     =======   =======
Total return(a)              18.86%       26.87%    18.09%    34.89%      (7.11)%   16.07%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)    $323,832     $258,852  $178,638  $102,600     $45,497   $25,115
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.72%(b)     0.73%     0.78%     0.84%(c)    0.95%     0.85%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.59%(b)     0.54%     0.79%     0.95%(c)    0.71%     0.51%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate         57%         132%      143%      125%        179%       99%
========================  ========     ========  ========  ========     =======   =======
Average brokerage
 commission rate paid(e)  $ 0.0611     $ 0.0618  $ 0.0629       N/A         N/A       N/A
========================  ========     ========  ========  ========     =======   =======

    (a) Total returns are not annualized for periods less than one year.
    (b) Ratios are annualized and based on average net assets of $292,327,721.
    (c) Annualized.
    (d) After fee waivers and/or expense reimbursement. Ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50% (annualized) and (0.14)% (annualized), respectively.
    (e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                             MARKET
                                                 SHARES      VALUE
COMMON STOCKS - 81.97%

AUTO PARTS & EQUIPMENT - 0.75%

Federal - Mogul Corp.                              30,000 $  2,025,000
----------------------------------------------------------------------
Lear Corp.(a)                                     100,000    5,131,250
----------------------------------------------------------------------
                                                             7,156,250
----------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 3.07%

Banc One Corp.                                     85,000    4,744,063
----------------------------------------------------------------------
Bank of Montreal (Canada)                          50,000    2,753,136
----------------------------------------------------------------------
Mellon Bank Corp.                                  55,000    3,829,375
----------------------------------------------------------------------
Royal Bank of Canada (Canada)                      41,100    2,472,622
----------------------------------------------------------------------
UBS AG - Registered (Switzerland)(a)               41,461   15,438,043
----------------------------------------------------------------------
                                                            29,237,239
----------------------------------------------------------------------

BANKS (MONEY CENTER) - 4.31%

BankAmerica Corp.                                  75,000    6,482,813
----------------------------------------------------------------------
Chase Manhattan Corp. (The)                       340,000   25,670,000
----------------------------------------------------------------------
Citicorp                                           60,000    8,955,000
----------------------------------------------------------------------
                                                            41,107,813
----------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.52%

Coca-Cola Co. (The)                                57,800    4,941,900
----------------------------------------------------------------------

BROADCASTING (RADIO, TELEVISION & CABLE) - 1.76%

CBS Corp.(a)                                      120,000    3,810,000
----------------------------------------------------------------------
Comcast Corp. - Class A                            80,000    3,247,500
----------------------------------------------------------------------
MediaOne Group Inc.(a)                             90,000    3,954,375
----------------------------------------------------------------------
Tele-Communications, Inc. - Class A(a)            150,000    5,765,625
----------------------------------------------------------------------
                                                            16,777,500
----------------------------------------------------------------------

CHEMICALS - 0.33%

Rohm & Haas Co.                                    30,000    3,118,125
----------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.66%

Monsanto Co.                                      215,000   12,013,125
----------------------------------------------------------------------
PPG Industries, Inc.                               55,000    3,825,938
----------------------------------------------------------------------
                                                            15,839,063
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.11%

Alcatel Alsthom CGE - Sponsored ADR                50,000    2,034,375
----------------------------------------------------------------------
DSC Communications Corp.(a)(b)(c)                  80,000    2,400,000
----------------------------------------------------------------------
Lucent Technologies, Inc.                          60,000    4,991,250
----------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR (Sweden)    275,000    7,871,875
----------------------------------------------------------------------
Tellabs, Inc.(a)                                   40,000    2,865,000
----------------------------------------------------------------------
                                                            20,162,500
----------------------------------------------------------------------

                                                            MARKET
                                                   SHARES   VALUE


COMPUTERS (HARDWARE) - 1.34%

Compaq Computer Corp.                               170,000 $  4,823,750
------------------------------------------------------------------------
Dell Computer Corp.(a)                               30,000    2,784,375
------------------------------------------------------------------------
International Business Machines Corp.                45,000    5,166,563
------------------------------------------------------------------------
                                                              12,774,688
------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.03%

Ascend Communications, Inc.(a)                       40,000    1,982,500
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                               85,000    7,825,313
------------------------------------------------------------------------
                                                               9,807,813
------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 2.63%

Computer Associates International, Inc.              55,000    3,055,938
------------------------------------------------------------------------
Compuware Corp.(a)                                   60,000    3,067,500
------------------------------------------------------------------------
HBO & Co.                                            90,000    3,172,500
------------------------------------------------------------------------
Microsoft Corp.(a)                                   70,000    7,586,250
------------------------------------------------------------------------
Novell, Inc.(a)                                     300,000    3,825,000
------------------------------------------------------------------------
Sterling Commerce, Inc.(a)                           90,000    4,365,000
------------------------------------------------------------------------
                                                              25,072,188
------------------------------------------------------------------------

CONSUMER FINANCE - 1.11%

Beneficial Corp.                                     17,500    2,680,781
------------------------------------------------------------------------
Household International, Inc.                       105,000    5,223,750
------------------------------------------------------------------------
MBNA Corp.                                           80,000    2,640,000
------------------------------------------------------------------------
                                                              10,544,531
------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.78%

Bergen Brunswig Corp. - Class A                      60,000    2,782,500
------------------------------------------------------------------------
Cardinal Health, Inc.                                50,000    4,687,500
------------------------------------------------------------------------
                                                               7,470,000
------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.82%

Cinergy Corp.                                        52,500    1,837,500
------------------------------------------------------------------------
Edison International                                 70,000    2,069,375
------------------------------------------------------------------------
FPL Group, Inc.                                      30,000    1,890,000
------------------------------------------------------------------------
PG&E Corp.                                           65,000    2,051,562
------------------------------------------------------------------------
                                                               7,848,437
------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.98%

General Electric Co.                                175,000   15,925,000
------------------------------------------------------------------------
Philips Electronics N.V. - ADR - New York Shares
 (Netherlands)                                       35,000    2,975,000
------------------------------------------------------------------------
                                                              18,900,000
------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.88%

Amkor Technology, Inc.(a)                           300,000    2,803,125
------------------------------------------------------------------------
Intel Corp.                                          75,000    5,559,375
------------------------------------------------------------------------
                                                               8,362,500
------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                              MARKET
                                                  SHARES      VALUE

ENTERTAINMENT - 0.81%

Time Warner Inc.                                    90,000 $  7,689,375
-----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.27%

American Express Co.                                65,000    7,410,000
-----------------------------------------------------------------------
Associates First Capital Corp. - Class A            45,000    3,459,375
-----------------------------------------------------------------------
Fannie Mae                                         175,000   10,631,250
-----------------------------------------------------------------------
Freddie Mac                                        295,000   13,883,438
-----------------------------------------------------------------------
MBIA, Inc.                                          40,000    2,995,000
-----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.        130,000   11,878,750
-----------------------------------------------------------------------
                                                             50,257,813
-----------------------------------------------------------------------

HARDWARE & TOOLS - 0.51%

Black & Decker Corp. (The)                          80,000    4,880,000
-----------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.20%

Abbott Laboratories                                 90,000    3,678,750
-----------------------------------------------------------------------
American Home Products Corp.                       275,000   14,231,250
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            80,000    9,195,000
-----------------------------------------------------------------------
Johnson & Johnson                                   60,000    4,425,000
-----------------------------------------------------------------------
Warner-Lambert Co.                                 260,000   18,037,500
-----------------------------------------------------------------------
                                                             49,567,500
-----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.37%

R.P. Scherer Corp.(a)                               40,000    3,545,000
-----------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 5.58%

Lilly (Eli) & Co.                                   95,000    6,275,938
-----------------------------------------------------------------------
Merck & Co., Inc.                                   80,000   10,700,000
-----------------------------------------------------------------------
Pfizer Inc.                                        150,000   16,303,124
-----------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                           320,000   14,760,000
-----------------------------------------------------------------------
SmithKline Beecham PLC - ADR (United Kingdom)       85,000    5,142,500
-----------------------------------------------------------------------
                                                             53,181,562
-----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.70%

Columbia/HCA Healthcare Corp.                      115,000    3,349,375
-----------------------------------------------------------------------
Health Management Associates, Inc. - Class A(a)    100,000    3,343,750
-----------------------------------------------------------------------
                                                              6,693,125
-----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.28%

HEALTHSOUTH Corp.(a)                               100,000    2,668,750
-----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.27%

Arterial Vascular Engineering, Inc.(a)             175,000    6,256,250
-----------------------------------------------------------------------
Becton, Dickinson & Co.                             60,000    4,657,500
-----------------------------------------------------------------------
Guidant Corp.                                       20,000    1,426,250
-----------------------------------------------------------------------
Medtronic, Inc.                                     60,000    3,825,000
-----------------------------------------------------------------------
US Surgical Corp.                                  120,000    5,475,000
-----------------------------------------------------------------------
                                                             21,640,000
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 0.68%

Omnicare, Inc.                                      170,000 $  6,481,250
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.18%

Colgate-Palmolive Co.                                75,000    6,600,000
------------------------------------------------------------------------
Procter & Gamble Co. (The)                           51,500    4,689,719
------------------------------------------------------------------------
                                                              11,289,719
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.20%

Provident Companies, Inc.                            55,000    1,897,500
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.90%

Ace, Ltd.                                           120,000    4,680,000
------------------------------------------------------------------------
American International Group, Inc.                  110,000   16,060,000
------------------------------------------------------------------------
Travelers Group, Inc.                               115,000    6,971,875
------------------------------------------------------------------------
                                                              27,711,875
------------------------------------------------------------------------

INSURANCE (PROPERTY - CASUALTY) - 0.58%

Allstate Corp. (The)                                 60,000    5,493,750
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.73%

Merrill Lynch & Co., Inc.                            75,000    6,918,750
------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.73%

Franklin Resources, Inc.                            130,000    7,020,000
------------------------------------------------------------------------

LODGING - HOTELS - 0.58%

Carnival Corp. - Class A                            140,000    5,547,500
------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.08%

Hillenbrand Industries, Inc.                         30,000    1,800,000
------------------------------------------------------------------------
Textron, Inc.                                        40,000    2,867,500
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                    90,000    5,670,000
------------------------------------------------------------------------
                                                              10,337,500
------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.16%

US Filter Corp.(a)(b)(c)                             53,900    1,512,569
------------------------------------------------------------------------

NATURAL GAS - 1.44%

El Paso Natural Gas Co.                             130,000    4,972,500
------------------------------------------------------------------------
Enron Corp.                                         100,000    5,406,250
------------------------------------------------------------------------
Williams Companies, Inc. (The)                      100,000    3,375,000
------------------------------------------------------------------------
                                                              13,753,750
------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 2.26%

British Petroleum Co. PLC - ADR (United Kingdom)     50,000    4,412,500
------------------------------------------------------------------------
Elf Acquitaine S.A. (France)                         30,000    2,130,000
------------------------------------------------------------------------
Exxon Corp.                                         125,000    8,914,063
------------------------------------------------------------------------
Royal Dutch Petroleum Co. - New York Shares
 (Netherlands)                                       70,000    3,836,875
------------------------------------------------------------------------
Total S.A. (France)                                  35,000    2,288,125
------------------------------------------------------------------------
                                                              21,581,563
------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                           MARKET
                                               SHARES      VALUE

OIL & GAS (DRILLING & EQUIPMENT) - 2.27%

Camco International, Inc.                        55,000 $  4,283,125
--------------------------------------------------------------------
Dresser Industries, Inc.                        115,000    5,067,188
--------------------------------------------------------------------
EVI Weatherford, Inc.(a)                         75,000    2,784,375
--------------------------------------------------------------------
Halliburton Co.                                  90,000    4,010,625
--------------------------------------------------------------------
Petroleum Geo-Services ASA - ADR (Norway)(a)     70,000    2,135,000
--------------------------------------------------------------------
Schlumberger Ltd.                                50,000    3,415,624
--------------------------------------------------------------------
                                                          21,695,937
--------------------------------------------------------------------

PERSONAL CARE - 0.58%

Avon Products, Inc.                              12,600      976,500
--------------------------------------------------------------------
Gillette Co.                                     80,000    4,535,000
--------------------------------------------------------------------
                                                           5,511,500
--------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.78%

Xerox Corp.                                      73,000    7,418,625
--------------------------------------------------------------------

RAILROADS - 0.52%

Kansas City Southern Industries, Inc.           100,000    4,962,500
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.72%

Boston Properties, Inc.                          65,000    2,242,500
--------------------------------------------------------------------
Crescent Real Estate Equities, Co.              105,000    3,530,625
--------------------------------------------------------------------
Patriot American Hospitality, Inc.              160,000    3,830,000
--------------------------------------------------------------------
Starwood Hotels & Resorts                        80,000    3,865,000
--------------------------------------------------------------------
Vornado Realty Trust                             75,000    2,976,562
--------------------------------------------------------------------
                                                          16,444,687
--------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.42%

Ingram Micro, Inc. - Class A(a)                  90,000    3,982,500
--------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 2.17%

Federated Department Stores, Inc.(a)            130,000    6,995,625
--------------------------------------------------------------------
J.C. Penney Co., Inc.                            60,000    4,338,750
--------------------------------------------------------------------
Kohl's Corp.(a)                                  80,000    4,150,000
--------------------------------------------------------------------
Proffitt's, Inc.(a)                             130,000    5,248,750
--------------------------------------------------------------------
                                                          20,733,125
--------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.84%

CVS Corp.                                       100,000    3,893,750
--------------------------------------------------------------------
Walgreen Co.                                    100,000    4,131,250
--------------------------------------------------------------------
                                                           8,025,000
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 1.25%

Costco Companies, Inc.(a)                        60,000    3,783,750
--------------------------------------------------------------------
Fred Meyer, Inc.(a)                              71,600    3,043,000
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                            83,800    5,090,850
--------------------------------------------------------------------
                                                          11,917,600
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.39%

Washington Mutual, Inc.                          85,000    3,692,188
--------------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE

SERVICES (COMMERCIAL & CONSUMER) - 1.68%

Service Corp. International                              293,100 $ 12,566,662
-----------------------------------------------------------------------------
Stewart Enterprises, Inc. - Class A                      130,000    3,461,250
-----------------------------------------------------------------------------
                                                                   16,027,912
-----------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.41%

Ceridian Corp.(a)                                         85,000    4,993,750
-----------------------------------------------------------------------------
Equifax, Inc.                                            100,000    3,631,250
-----------------------------------------------------------------------------
Fiserv, Inc.(a)                                          115,000    4,883,905
-----------------------------------------------------------------------------
                                                                   13,508,905
-----------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.25%

Corrections Corp. of America(a)                          100,000    2,350,000
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.79%

MCI Communications Corp.                                 175,000   10,171,875
-----------------------------------------------------------------------------
WorldCom, Inc.(a)                                        340,000   16,468,750
-----------------------------------------------------------------------------
                                                                   26,640,625
-----------------------------------------------------------------------------

TELEPHONE - 2.58%

Ameritech Corp.                                          110,000    4,936,250
-----------------------------------------------------------------------------
Bell Atlantic Corp.                                      110,000    5,018,750
-----------------------------------------------------------------------------
BellSouth Corp.                                           75,000    5,034,374
-----------------------------------------------------------------------------
SBC Communications, Inc.                                 240,000    9,600,000
-----------------------------------------------------------------------------
                                                                   24,589,374
-----------------------------------------------------------------------------

TOBACCO - 3.72%

Philip Morris Companies, Inc.                            900,000   35,437,500
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.01%

Thermo Instrument Systems Inc.(a)                          4,500      118,125
-----------------------------------------------------------------------------
  Total Common Stocks (Cost $619,895,023)                         781,845,501
-----------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 5.73%

AIR FREIGHT - 0.33%

CNF Trust I - $2.50 Series A Gtd. Conv. Pfd.              50,000    3,175,000
-----------------------------------------------------------------------------

AIRLINES - 0.47%

Continental Air Finance Trust - $4.25 Conv. Pfd.          35,000    4,453,085
-----------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.17%

Federal-Mogul Finance Trust - $3.50 Gtd. Conv. Pfd.
 (Acquired 06/30/98; Cost $1,665,096)(d)                  22,300    1,665,096
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.35%

MGIC Investment Corp. - $3.12 Series A Conv. Pfd.
 STRYPES                                                  35,000    3,346,875
-----------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.37%

Medpartners Inc. - $1.44 Conv. Pfd. TAPS                 330,000    3,485,625
-----------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.10%

Conseco Inc. - $4.278 Conv. PRIDES                        65,000   10,448,750
-----------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.26%

Salomon Smith Barney Holdings - $3.48 Conv. Pfd. DECS     45,000    2,517,187
-----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.29%

AES Trust I - $2.69 Series A Gtd. Conv. Pfd.              35,000    2,730,000
-----------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                      MARKET
                                                          SHARES      VALUE

RAILROADS - 0.39%

Union Pacific Cap Trust - $3.125 Gtd. Conv. Pfd. TIDES
 (Acquired 03/27/98 - 04/02/98; Cost $4,068,346)(d)         80,000 $  3,746,560
-------------------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.33%

TJX Cos., Inc. - $7.00 Series E Conv. PEPS                   6,000    3,131,625
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.08%

Cendant Corp. - $3.75 Conv. PRIDES(c)                      275,000   10,295,313
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.59%

AirTouch Communications, Inc. - $1.74 Series B Conv.
 Pfd.                                                       70,000    3,377,500
-------------------------------------------------------------------------------
Nextel Trust - $1.015 Conv. Pfd. STRYPES                   100,000    2,225,000
-------------------------------------------------------------------------------
                                                                      5,602,500
-------------------------------------------------------------------------------
  Total Convertible Preferred Stocks
   (Cost $55,981,617)                                                54,597,616
-------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT
CONVERTIBLE CORPORATE BONDS - 7.82%

AIRLINES - 0.32%

Continental Airlines, Conv. Unsec. Sub. Notes, 6.75%,
 04/15/06                                              $ 1,500,000    3,092,415
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.27%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03 (Acquired 04/17/98; Cost
 $5,000,000)(d)                                          5,000,000    5,000,000
-------------------------------------------------------------------------------
Comverse Technology Inc., Conv. Sub. Notes, 4.50%,
 07/01/05 (Acquired 06/25/98; Cost $3,000,000)(d)        3,000,000    3,056,250
-------------------------------------------------------------------------------
EMC Corp., Conv. Sub. Notes, 3.25%, 03/15/02             3,500,000    7,196,140
-------------------------------------------------------------------------------
Global Telesystems Group, Inc., Conv. Sr. Unsec. Sub.
 Notes, 8.75%, 06/30/00 (Acquired 02/05/98; Cost
 $1,950,312)(b)(d)                                       1,500,000    3,706,875
-------------------------------------------------------------------------------
Western Digital Corp., Conv. Gtd. Sub. Deb., 6.80%,
 02/18/18 (Acquired 06/12/98; Cost $2,400,000)(d)(e)    10,000,000    2,692,200
-------------------------------------------------------------------------------
                                                                     21,651,465
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.87%

America Online, Inc., Conv. Unsec. Sub. Notes, 4.00%,
 11/15/02 (Acquired 02/10/98; Cost $2,499,041)(d)        2,000,000    4,292,260
-------------------------------------------------------------------------------
Platinum Technology, Inc., Conv. Unsec. Sub. Notes,
 6.25%, 12/15/02 (Acquired 12/11/97; Cost
 $1,997,000)(d)                                          2,000,000    2,170,000
-------------------------------------------------------------------------------
Veritas Software Corp., Conv. Unsec. Sub. Notes,
 5.25%, 11/01/04                                         1,500,000    1,822,500
-------------------------------------------------------------------------------
                                                                      8,284,760
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.43%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06     2,500,000    4,103,500
-------------------------------------------------------------------------------

                                                       PRINCIPAL     MARKET
                                                         AMOUNT      VALUE

ELECTRONICS SEMICONDUCTORS - 0.39%

Amkor Technology, Inc., Conv. Unsec. Sub. Notes,
 5.75%, 05/01/03                                      $ 4,000,000 $  3,713,600
------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.66%

NCS Healthcare Inc., Conv. Sub. Notes, 5.75%,
 08/15/04 (Acquired 08/07/98 - 12/08/97; Cost
 $2,133,540)(d)                                         2,100,000    2,251,389
------------------------------------------------------------------------------
Omnicare, Inc., Conv. Sub. Deb., 5.00%, 12/01/07
 (Acquired 12/04/97; Cost $3,500,000)(d)                3,500,000    4,090,625
------------------------------------------------------------------------------
                                                                     6,342,014
------------------------------------------------------------------------------

HOUSEWARES - 0.24%

Sunbeam Corp., Conv. Sr. Sub. Deb., 7.64%, 03/25/18
 (Acquired 06/16/98 - 06/19/98; Cost
 $2,662,620)(d)(e)                                     10,000,000    2,275,000
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.40%

Diamond Offshore Drilling, Inc., Conv. Unsec. Sub.
 Notes, 3.75%, 02/15/07                                 3,250,000    3,780,465
------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.37%

Staples Inc., Conv. Unsec. Sub. Deb., 4.50%, 10/01/00
 (Acquired 10/23/97 - 12/30/97; Cost $2,299,750)(d)     1,750,000    3,493,998
------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.23%

Equity Corp. International, Conv. Unsec. Sub. Deb.,
 4.50%, 12/31/04 (Acquired 02/19/98 - 02/20/98; Cost
 $2,001,250)(d)                                         2,000,000    2,194,380
------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.23%

Affiliated Computer Services, Conv. Unsec. Sub.
 Notes, 4.00%, 03/15/05 (Acquired 03/17/98; Cost
 $2,006,875)(d)                                         2,000,000    2,218,760
------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.36%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02     1,250,000    3,451,462
------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.05%

USA Waste Services, Inc.,
 Conv. Unsec. Sub. Notes, 4.50%, 06/01/01               3,000,000    5,053,140
------------------------------------------------------------------------------
 Conv. Sub. Notes, 4.00%, 02/01/02                      2,000,000    2,491,260
------------------------------------------------------------------------------
WMX Technologies, Conv. Sub. Notes, 2.00%, 01/24/05     2,500,000    2,478,900
------------------------------------------------------------------------------
                                                                    10,023,300
------------------------------------------------------------------------------
  Total Convertible Corporate Bonds
   (Cost $65,353,065)                                               74,625,119
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 3.45%

 9.125%, 05/15/99                                       9,000,000    9,277,110
------------------------------------------------------------------------------
11.75%, 02/15/01                                       10,000,000   11,505,400
------------------------------------------------------------------------------
13.125%, 05/15/01                                       5,000,000    5,993,650
------------------------------------------------------------------------------
13.375%, 08/15/01                                       5,000,000    6,106,650
------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $33,651,758)                                               32,882,810
------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                PRINCIPAL     MARKET
                                                  AMOUNT      VALUE

REPURCHASE AGREEMENT(f) - 0.89%

Dean Witter Reynolds, Inc., 6.10%, 07/01/98(g)
 (Cost $8,470,606)                              $8,470,606 $  8,470,606
-----------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.86%                        952,421,652
-----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.14%                         1,314,888
-----------------------------------------------------------------------
NET ASSETS - 100.00%                                       $953,736,540
=======================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) A portion of this security is subject to put options purchased. See Note 9.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/98 was $42,853,393 which represented 4.49% of the Fund's net assets.
(e) Zero coupon bond. Interest rate shown represents the rate of original issue discount.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreements entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Investment Abbreviations:
ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Gtd.    - Guaranteed
PEPS    - Participating Equity Preferred Shares
Pfd.    - Preferred
PRIDES  - Preferred Redeemable Increased Dividend Equity Security
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
TAPS    - Threshold Appreciation Priced Security
TIDES   - Term Income Deferrable Equity Security
Unsec.  - Unsecured

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $783,352,069)          $952,421,652
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            6,780,916
----------------------------------------------------------------------
 Capital stock sold                                          1,452,639
----------------------------------------------------------------------
 Dividends and interest                                      2,281,899
----------------------------------------------------------------------
 Options purchased                                             227,316
----------------------------------------------------------------------
Investment for deferred compensation plan                       16,205
----------------------------------------------------------------------
Other assets                                                    29,208
----------------------------------------------------------------------
  Total assets                                             963,209,835
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       8,660,394
----------------------------------------------------------------------
 Capital stock reacquired                                      104,490
----------------------------------------------------------------------
 Options written                                               224,882
----------------------------------------------------------------------
 Deferred compensation plan                                     16,205
----------------------------------------------------------------------
Accrued advisory fees                                          456,148
----------------------------------------------------------------------
Accrued administrative services fees                             4,505
----------------------------------------------------------------------
Accrued directors' fees                                          2,000
----------------------------------------------------------------------
Accrued operating expenses                                       4,671
----------------------------------------------------------------------
  Total liabilities                                          9,473,295
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $953,736,540
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                44,185,153
======================================================================
Net asset value, offering and redemption price per share  $      21.59
======================================================================





STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $102,911 foreign withholding tax)              $  5,275,424
------------------------------------------------------------------------------
Interest                                                            3,400,181
------------------------------------------------------------------------------
  Total investment income                                           8,675,605
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       2,435,599
------------------------------------------------------------------------------
Administrative services fees                                           27,639
------------------------------------------------------------------------------
Custodian fees                                                         23,293
------------------------------------------------------------------------------
Directors' fees and expenses                                            5,991
------------------------------------------------------------------------------
Interest expense (Note 4)                                              58,555
------------------------------------------------------------------------------
Other                                                                  12,221
------------------------------------------------------------------------------
  Total expenses                                                    2,563,298
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                         (5,485)
------------------------------------------------------------------------------
  Net expenses                                                      2,557,813
------------------------------------------------------------------------------
Net investment income                                               6,117,792
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                             18,975,844
------------------------------------------------------------------------------
 Foreign currencies                                                    56,797
------------------------------------------------------------------------------
 Futures contracts                                                   (321,187)
------------------------------------------------------------------------------
 Option contracts                                                  (1,237,650)
------------------------------------------------------------------------------
                                                                   17,473,804
------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                             81,373,820
------------------------------------------------------------------------------
 Foreign currencies                                                    (5,380)
------------------------------------------------------------------------------
 Futures contracts                                                    277,200
------------------------------------------------------------------------------
 Option contracts                                                     150,870
------------------------------------------------------------------------------
                                                                   81,796,510
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies,
  futures and option contracts                                     99,270,314
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $105,388,106
==============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                        JUNE 30,   DECEMBER 31,
                                                          1998         1997
                                                      -----------------------
OPERATIONS:

 Net investment income                                $  6,117,792 $  4,767,618
--------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts      17,473,804    9,736,106
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and option
  contracts                                             81,796,510   66,989,418
--------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                          105,388,106   81,493,142
--------------------------------------------------------------------------------
Dividends to shareholders from net investment income            --     (326,695)
--------------------------------------------------------------------------------
Distributions from net realized gains                           --     (490,042)
--------------------------------------------------------------------------------
Net increase from capital stock transactions           209,235,889  349,104,509
--------------------------------------------------------------------------------
  Net increase in net assets                           314,623,995  429,780,914
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                   639,112,545  209,331,631
--------------------------------------------------------------------------------
 End of period                                        $953,736,540 $639,112,545
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)           $746,862,076 $537,626,187
--------------------------------------------------------------------------------
 Undistributed net investment income                    10,968,636    4,850,844
--------------------------------------------------------------------------------
 Undistributed net realized gain on sales from
  investment securities, foreign currencies, futures
  and option contracts                                  26,895,677    9,421,873
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and option contracts              169,010,151   87,213,641
--------------------------------------------------------------------------------
                                                      $953,736,540 $639,112,545
================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $27,639 for such services.

                        AIM V.I. GROWTH AND INCOME FUND

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,818 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $5,485 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $5,485 during the six months ended June 30, 1998.

NOTE 4 - BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended June 30, 1998 was $18,886,000 while borrowings averaged $2,074,785 per day with a weighted average interest rate of 5.61%.

NOTE 5 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $759,707,519 and $541,546,154, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $180,248,162
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (11,558,458)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $169,689,704
===========================================================================

Cost of investments for tax purposes is $783,731,948.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                  June 30,                December 31,
                                    1998                      1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold                       10,738,330  $217,917,456  20,645,975  $361,699,824
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --      44,268       816,737
------------------------------------------------------------------------------
Reacquired                   (421,720)   (8,681,567)   (745,032)  (13,412,052)
------------------------------------------------------------------------------
                           10,316,610  $209,235,889  19,945,211  $349,104,509
==============================================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period     4,712  $ 1,004,268
-------------------------------------------
Written                14,347    3,458,401
-------------------------------------------
Closed                (14,047)  (3,460,100)
-------------------------------------------
Exercised              (2,550)    (654,784)
-------------------------------------------
Expired                  (935)    (124,574)
-------------------------------------------
End of period           1,527  $   223,211
===========================================

Open call option contracts written at June 30, 1998 were as follows:

                                                             JUNE 30,
                                                               1998     UNREALIZED
                          CONTRACT STRIKE NUMBER OF PREMIUMS  MARKET   APPRECIATION
ISSUE                      MONTH   PRICE  CONTRACTS RECEIVED  VALUE   (DEPRECIATION)
-----                     ------------------------------------------------
DSC Communications Corp.    Oct     $35       800   $ 87,597 $ 77,500    $ 10,097
------------------------------------------------------------------------------------
Global Telesystems
 Group, Inc.                Jul      45        53     16,404   26,832     (10,428)
------------------------------------------------------------------------------------
Global Telesystems Group
 Inc.                       Aug      50       135     66,929   63,281       3,648
------------------------------------------------------------------------------------
US Filter Corp.             Aug      30       539     52,281   57,269      (4,988)
------------------------------------------------------------------------------------
                                            1,527   $223,211 $224,882    $ (1,671)
====================================================================================

NOTE 9 - PUT OPTION CONTRACTS PURCHASED
Transactions in put options purchased during the six months ended June 30, 1998 are summarized as follows:

                         PUT OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS   PAID
                     ----------------
Beginning of period    2,187   $ 429,294
----------------------------------------
Purchased              2,389     292,659
----------------------------------------
Closed                (1,937)   (356,889)
----------------------------------------
Expired                 (300)    (85,367)
----------------------------------------
End of period          2,339   $ 279,697
========================================

Open put option contracts purchased at June 30, 1998 were as follows:

                                                               JUNE 30,
                                                                 1998     UNREALIZED
                          CONTRACT STRIKE   NUMBER OF PREMIUMS  MARKET   APPRECIATION
ISSUE                      MONTH   PRICE    CONTRACTS   PAID    VALUE   (DEPRECIATION)
-----                     -------------   ------------------------------------
DSC Communications Corp.    Oct     $25         600   $104,300 $ 60,000    $(44,300)
--------------------------------------------------------------------------------------
DSC Communications Corp.    Oct      27.50      200     50,600   33,750     (16,850)
--------------------------------------------------------------------------------------
Cendant Corp.               Jul      20         500     42,193   31,250     (10,943)
--------------------------------------------------------------------------------------
Cendant Corp.               Aug      20         500     40,562   70,313      29,751
--------------------------------------------------------------------------------------
United States Filter
 Corp.                      Aug      25         539     42,042   32,003     (10,039)
--------------------------------------------------------------------------------------
                                              2,339   $279,697 $227,316    $(52,381)
======================================================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                             December 31,
                          June 30,     ---------------------------     January 31,
                            1998         1997      1996     1995          1995
                          --------     --------  --------  -------     -----------
Net asset value,
 beginning of period      $  18.87     $  15.03  $  12.68  $  9.98       $10.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.11         0.13      0.16     0.14         0.11
--------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.61         3.74      2.36     3.11        (0.02)
--------------------------------------------------------------------------------------
   Total from investment
    operations                2.72         3.87      2.52     3.25         0.09
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.01)    (0.14)   (0.14)       (0.11)
--------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (0.02)    (0.03)   (0.41)          --
--------------------------------------------------------------------------------------
   Total distributions          --        (0.03)    (0.17)   (0.55)       (0.11)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  21.59     $  18.87  $  15.03  $ 12.68       $ 9.98
======================================================================================
Total return(a)              14.41%       25.72%    19.95%   32.65%        0.90%
======================================================================================

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)    $953,737     $639,113  $209,332  $38,567       $7,380
======================================================================================
Ratio of expenses to
 average net assets           0.65%(b)     0.69%     0.78%    0.78%(c)     1.07%(c)(d)
======================================================================================
Ratio of net investment
 income to average net
 assets                       1.55%(b)     1.15%     2.05%    1.92%(c)     1.95%(c)(d)
======================================================================================
Portfolio turnover rate         68%         135%      148%     145%          96%
======================================================================================
Average brokerage
 commission rate paid(e)  $ 0.0589     $ 0.0612  $ 0.0644      N/A          N/A
======================================================================================
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)    $     --           --        --       --           --
======================================================================================
Average amount of debt
 outstanding during the
 period (000s
 omitted)(f)              $  2,075           --        --       --           --
======================================================================================
Average number of shares
 outstanding during the
 period (000s
 omitted)(f)              $ 39,118           --        --       --           --
======================================================================================
Average amount of debt
 per share during the
 period                   $ 0.0530           --        --       --           --
======================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $797,761,022.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.
(e) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
(f) Averages computed on a daily basis.

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
CORPORATE BONDS & NOTES - 89.45%

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.70%

Park N View, Inc., Sr. Notes, 13.00%, 05/15/08(a)(b)
 (Acquired 05/20/98; Cost $100,000)                        $ 100,000 $   98,750
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.76%

Exodus Communications Inc., Sr. Notes, 11.25%,
 07/01/08(a) (Acquired 06/26/98; Cost $100,000)              100,000    100,875
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.70%

Metal Management, Inc., Sr. Sub. Notes, 10.00%,
 05/15/08(a) (Acquired 06/10/98; $99,500)                    100,000     98,750
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 2.96%

BPC Holding Corp., Series B Sr. Sec. Notes, 12.50%,
 06/15/06                                                    100,000    108,000
-------------------------------------------------------------------------------

FOODS - 5.26%

Favorite Brands International, Inc., Sr. Notes, 10.75%,
 05/15/06(a) (Acquired 05/14/98; Cost $100,000)              100,000    101,250
-------------------------------------------------------------------------------
RAB Holdings Inc., Sr. Notes, 13.00%, 05/01/08(a)
 (Acquired 05/05/98; Cost $90,900)                            90,000     90,900
-------------------------------------------------------------------------------
                                                                        192,150
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 5.58%

Resort At Summerlin LP, Sr. Sub. Notes, 13.00%,
 12/15/07(a) (Acquired 05/04/98 - 06/15/98; Cost
 $108,332)                                                   105,958    110,644
-------------------------------------------------------------------------------
Venetian Casino/LV Sands, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                             90,000     93,375
-------------------------------------------------------------------------------
                                                                        204,019
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 2.04%

Global Health Sciences, Sr. Notes, 11.00%, 05/01/08(a)
 (Acquired 05/01/98; Cost $73,875)                            75,000     74,625
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.83%

Mediq, Inc., Sr. Unsec. Sub. Notes, 11.00%, 06/01/08(a)
 (Acquired 05/21/98; Cost $100,000)                          100,000    103,500
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.45%

Pediatric Services of America, Sr. Unsec. Gtd. Sub.
 Notes, 10.00%, 04/15/08                                      90,000     89,550
-------------------------------------------------------------------------------

HOMEBUILDING - 0.54%

Schuler Homes, Sr. Notes, 9.00%, 04/15/08(a) (Acquired
 04/30/98; Cost $19,681)                                      20,000     19,700
-------------------------------------------------------------------------------

HOUSEWARES - 2.40%

Decora Industries Inc., Sr. Sec. Notes, 11.00%,
 05/01/05(a) (Acquired 05/01/98 - 05/05/98; Cost $88,200)     90,000     87,750
-------------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 2.67%

Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07(a)
 (Acquired 05/06/98; Cost $95,850)                            90,000     97,425
-------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
LODGING-HOTELS - 2.79%

Stena Line A.B. (Sweden), Sr. Yankee Notes, 10.625%,
 06/01/08                                                  $ 100,000 $  101,875
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 2.73%

Derby Cycle Corp., Sr. Notes, 10.00%, 05/15/08(a)
 (Acquired 05/07/98; Cost $100,000)                          100,000     99,750
-------------------------------------------------------------------------------

METAL FABRICATORS - 1.60%

Gulf States Steel, Inc., First Mortgage Notes, 13.50%,
 04/15/03                                                     60,000     58,500
-------------------------------------------------------------------------------

METALS (MINING) - 2.74%

Lodestar Holdings Inc., Sr. Notes, 11.50%, 05/15/05(a)
 (Acquired 05/12/98; Cost $100,000)                          100,000    100,000
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.75%

Ocean Rig Norway A.S. (Norway), Sr. Sec. Gtd. Notes,
 10.25%, 06/01/08(a) (Acquired 05/10/98; Cost $67,000)        67,000     63,985
-------------------------------------------------------------------------------

PUBLISHING - 2.52%

Liberty Group Publishing Inc., Sr. Unsec. Disc. Notes,
 11.625%, 02/01/09(c)                                        150,000     92,250
-------------------------------------------------------------------------------

RESTAURANTS - 1.44%

Planet Hollywood International Inc., Sr. Unsec. Sub.
 Notes, 12.00%, 04/01/05                                      58,000     52,490
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 9.82%

Amazon.com Inc., Sr. Disc. Notes, 10.00%, 05/01/08(a)(c)
 (Acquired 05/05/98; Cost $86,110)                           140,000     85,750
-------------------------------------------------------------------------------
CEX Holdings Inc., Sr. Sub. Notes, 9.625%, 06/01/08(a)
 (Acquired 05/20/98; Cost $100,000)                          100,000    101,875
-------------------------------------------------------------------------------
Icon Health & Fitness, Series B Sr. Sub. Notes, 13.00%,
 07/15/02                                                     70,000     70,350
-------------------------------------------------------------------------------
US Office Products Co., Sr. Sub. Notes, 9.75%,
 06/15/08(a) (Acquired 06/05/98; Cost $99,538)               100,000    101,125
-------------------------------------------------------------------------------
                                                                        359,100
-------------------------------------------------------------------------------

SHIPPING - 5.53%

MC Shipping Inc., Sr. Notes, 11.25%, 03/01/08(a)
 (Acquired 05/05/98 - 05/08/98; Cost $100,763)               100,000    100,500
-------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Sr. Sec. Gtd.
 Mortgage Notes, 11.875%, 11/15/04(a) (Acquired 05/05/98;
 Cost $102,000)                                              100,000    101,750
-------------------------------------------------------------------------------
                                                                        202,250
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 4.78%

Convergent Communications, Sr. Notes, 13.00%,
 04/01/08(a)(d) (Acquired 05/04/98; Cost $89,775)             90,000     87,750
-------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Disc. Notes, 12.50%,
 02/15/08(a)(c)(e) (Acquired 05/18/98; Cost $86,870)         146,000     86,870
-------------------------------------------------------------------------------
                                                                        174,620
-------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                                          PRINCIPAL   MARKET
                                                           AMOUNT     VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 5.26%

Dobson Communications Corp., Sr. Notes, 11.75%, 04/15/07  $  75,000 $   80,812
------------------------------------------------------------------------------
Spectrasite Holdings Inc., Sr. Disc. Notes, 12.00%,
 07/15/08(a)(c) (Acquired 06/23/98; Cost $110,994)          200,000    111,500
------------------------------------------------------------------------------
                                                                       192,312
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 8.08%

Esprit Telecom Group PLC (United Kingdom), Sr. Notes,
 10.875%, 06/15/08(a) (Acquired 06/19/98; Cost $100,000)    100,000     99,250
------------------------------------------------------------------------------
Long Distance International Inc., Sr. Notes, 12.25%,
 04/15/08(a)(f) (Acquired 05/05/98; Cost $90,450)            90,000     90,450
------------------------------------------------------------------------------
Versatel Telecom BV (Netherlands), Sr. Notes, 13.25%,
 05/15/08(a)(g) (Acquired 05/20/98; Cost $100,000)          100,000    105,500
------------------------------------------------------------------------------
                                                                       295,200
------------------------------------------------------------------------------

TELEPHONE - 5.52%

Dobson Wireline Co., Sr. Notes, 12.25%, 06/15/08(a)
 (Acquired 06/10/98; Cost $100,000)                         100,000     98,500
------------------------------------------------------------------------------
US Xchange LLC, Sr. Notes, 15.00%, 07/01/08(a) (Acquired
 06/22/98; Cost $100,000)                                   100,000    103,250
------------------------------------------------------------------------------
                                                                       201,750
------------------------------------------------------------------------------
  Total Corporate Bonds & Notes
   (Cost $3,278,815)                                                 3,269,176
------------------------------------------------------------------------------
                                                           SHARES
PREFERRED STOCK - 2.74%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 2.74%

Benedek Communications, 11.50% PIK Pfd.(a) (Acquired
 05/07/98; Cost $100,000)                                       100    100,000
------------------------------------------------------------------------------

RIGHTS & WARRANTS - 0.00%

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(h)                    60        151
------------------------------------------------------------------------------
  Total Rights & Warrants (Cost $166)                                      151
------------------------------------------------------------------------------
                                                          PRINCIPAL
                                                           AMOUNT
REPURCHASE AGREEMENT - 7.02%(i)

Dean Witter Reynolds, Inc., 6.10%, 07/01/98
 (Cost $256,763)                                            256,763    256,763
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.21%                                           3,626,090
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.79%                                   29,032
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $3,655,122
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/98 was $2,621,974 which represented 71.73% of the Fund's net assets.
(b) Issued as a unit. This unit also includes 100 warrants to purchase 6.73833 shares of common stock per warrant.
(c) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d) Issued as a unit. This unit also includes 360 warrants to purchase 10.80 shares of common stock per warrant.
(e) Issued as a unit. This unit also includes 146 warrants to purchase 0.21785 shares of common stock per warrant.
(f) Issued as a unit. This unit also includes 90 warrants to purchase 15.0874 shares of common stock per warrant.
(g) Issued as unit. This unit also includes 100 warrants to purchase 6.667 shares of common stock per warrant.
(h) Non-income producing security.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investments advisor or its affiliates.
(j) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government agency obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Abbreviations:

Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

See Notes to Financial Statements.

                           AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments at market value (cost $3,635,744)             $ 3,626,090
---------------------------------------------------------------------
Receivables for:
 Investments sold                                              85,730
---------------------------------------------------------------------
 Dividends and interest                                        45,838
---------------------------------------------------------------------
 Reimbursement from advisor                                    11,630
---------------------------------------------------------------------
Other assets                                                      465
---------------------------------------------------------------------
  Total assets                                              3,769,753
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        100,000
---------------------------------------------------------------------
 Capital stock reacquired                                          26
---------------------------------------------------------------------
Accrued advisory fees                                           1,775
---------------------------------------------------------------------
Accrued directors' fees                                         1,384
---------------------------------------------------------------------
Accrued administrative services fees                            7,600
---------------------------------------------------------------------
Accrued operating expenses                                      3,846
---------------------------------------------------------------------
  Total liabilities                                           114,631
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 3,655,122
=====================================================================
CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  363,537
=====================================================================
Net asset value, offering and redemption price per share       $10.05
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                                             $51,679
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          3,377
-----------------------------------------------------------------------------
Administrative services fees                                           7,600
-----------------------------------------------------------------------------
Custodian fees                                                         3,403
-----------------------------------------------------------------------------
Directors' fees and expenses                                           1,384
-----------------------------------------------------------------------------
Professional fees                                                      1,666
-----------------------------------------------------------------------------
Other                                                                    630
-----------------------------------------------------------------------------
   Total expenses                                                     18,060
-----------------------------------------------------------------------------
Less:Expenses paid indirectly                                           (462)
-----------------------------------------------------------------------------
  Fees waived and reimbursed by advisor                              (11,630)
-----------------------------------------------------------------------------
   Net expenses                                                        5,968
-----------------------------------------------------------------------------
Net investment income                                                 45,711
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                  (22,354)
-----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   (9,654)
-----------------------------------------------------------------------------
 Net gain (loss) from investment securities                          (32,008)
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $13,703
=============================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through June 30, 1998 (Unaudited)

OPERATIONS:

 Net investment income                                    $   45,711
---------------------------------------------------------------------
 Net realized gain (loss) from investment securities         (22,354)
---------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of investment
  securities                                                  (9,654)
---------------------------------------------------------------------
   Net increase in net assets resulting from operations       13,703
---------------------------------------------------------------------
 Net increase from capital stock transactions              3,641,419
---------------------------------------------------------------------
   Net increase in net assets                              3,655,122
---------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                              --
---------------------------------------------------------------------
 End of period                                            $3,655,122
=====================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)               $3,641,419
---------------------------------------------------------------------
 Undistributed net investment income                          45,711
---------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment
  securities                                                 (22,354)
---------------------------------------------------------------------
 Unrealized appreciation (depreciation) of investment
  securities                                                  (9,654)
---------------------------------------------------------------------
                                                          $3,655,122
=====================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. High Yield Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations either are not readily available

                           AIM V.I. HIGH YIELD FUND
   or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $200 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets of the next $300 million, plus 0.50% of the Fund's average daily net assets of the next $500 million, plus 0.45% of the Fund's average daily net assets in excess of $1 billion. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM waived fees and reimbursed expenses of $11,630.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the period May 1, 1998 (date operations commenced) through June 30, 1998, AIM was reimbursed $7,600 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $462 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $462 during the period May 1, 1998 (date operations commenced) through June 30, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through June 30, 1998 was $3,803,279 and $405,863, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities           $25,342
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (34,996)
-----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $(9,654)
=============================================================================

 Investments have the same cost for tax and financial statements.

                           AIM V.I. HIGH YIELD FUND

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through June 30, 1998 were as follows:

              JUNE 30, 1998
            -------------------
            SHARES     AMOUNT
            -------  ----------
Sold        370,513  $3,711,665
--------------------------------
Reacquired   (6,976)    (70,246)
--------------------------------
            363,537  $3,641,419
================================

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through June 30, 1998.

                                                              JUNE 30,
                                                                1998
                                                              --------
     Net asset value, beginning of period                      $10.00
     -------------------------------------------------------   ------
     Income from investment operations:
       Net investment income                                     0.13
     -------------------------------------------------------   ------
       Net gains (losses) on securities (both realized and
        unrealized)                                             (0.08)
     -------------------------------------------------------   ------
        Total from investment operations                         0.05
     -------------------------------------------------------   ------
     Net asset value, end of period                            $10.05
     =======================================================   ======
     Total return(a)                                             0.50%
     =======================================================   ======

     RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000s omitted)                  $3,655
     =======================================================   ======
     Ratio of expenses to average net assets(b)                  1.19%(c)(d)
     =======================================================   ======
     Ratio of net investment income to average net assets(e)     8.46%(d)
     =======================================================   ======
     Portfolio turnover rate                                       18%
     =======================================================   ======

    (a) Total returns are not annualized for periods less than one year.
    (b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 3.34% (annualized).
    (c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would be 1.10% (annualized).
    (d) Ratios are annualized and based on average net assets of $3,233,456.
    (e) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 6.31% (annualized).

                            AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                                       MARKET
                                                            SHARES     VALUE
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 94.27%

ARGENTINA - 1.46%

Banco Rio de La Plata S.A. (Banks - Major Regional)           40,000 $  422,500
-------------------------------------------------------------------------------
Perez Companc S.A. - Class B (Oil & Gas - Refining &
 Marketing)                                                  136,442    685,039
-------------------------------------------------------------------------------
Telefonica de Argentina S.A. - ADR (Telephone)                32,900  1,067,194
-------------------------------------------------------------------------------
YPF Sociedad Anonima - ADR (Oil - International
 Integrated)                                                  50,400  1,515,150
-------------------------------------------------------------------------------
                                                                      3,689,883
-------------------------------------------------------------------------------

AUSTRALIA - 1.18%

AMP Ltd. (Insurance - Life/Health)(a)                        120,800  1,417,933
-------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks - Major
 Regional)                                                   168,700  1,167,151
-------------------------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)                               157,160    404,081
-------------------------------------------------------------------------------
                                                                      2,989,165
-------------------------------------------------------------------------------

AUSTRIA - 0.34%

OMV A.G. (Oil & Gas - Refining & Marketing)                    6,500    871,723
-------------------------------------------------------------------------------

BELGIUM - 1.69%

Barco Industries (Manufacturing - Diversified)                 4,000  1,118,581
-------------------------------------------------------------------------------
Colruyt N.V. (Retail - Food Chains)                            1,900  1,491,799
-------------------------------------------------------------------------------
UCB S.A. (Manufacturing - Diversified)                           320  1,661,092
-------------------------------------------------------------------------------
                                                                      4,271,472
-------------------------------------------------------------------------------

BRAZIL - 1.63%

Companhia Energetica de Minas Gerais (Electric Companies)     20,804    647,571
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A. - Petrobras - Preferred (Oil &
 Gas - Exploration & Production)                               3,013    560,128
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A. (Telecommunications -
  Cellular/Wireless)                                           7,177    570,908
-------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo S.A. - Rts., expiring
 07/02/98 (Telecommunications - Cellular/Wireless)(a)            258      4,135
-------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo S.A. - TELESP - Preferred
 (Telephone)                                                   5,500  1,293,502
-------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro S.A.
 (Telecommunications - Cellular/Wireless)                      4,280    321,958
-------------------------------------------------------------------------------
Telerj Celular S.A. (Telecommunications -
 Cellular/Wireless)                                            4,280    254,569
-------------------------------------------------------------------------------
Telesp Celular S.A. (Telecommunications -
 Cellular/Wireless)(a)                                         5,500    456,530
-------------------------------------------------------------------------------
                                                                      4,109,301
-------------------------------------------------------------------------------

CANADA - 5.69%

ATI Technologies, Inc. (Computers - Hardware)(a)              43,100    565,467
-------------------------------------------------------------------------------
Bank of Montreal (Banks - Major Regional)                     35,000  1,927,195
-------------------------------------------------------------------------------

                                                                       MARKET
                                                              SHARES   VALUE
CANADA - (CONTINUED)

BCE Inc. (Telecommunications - Cellular/Wireless)             28,100 $1,191,010
-------------------------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)                           46,300  1,258,965
-------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                      9,000    478,125
-------------------------------------------------------------------------------
Geac Computer Corp. Ltd. (Services - Computer Systems)(a)     16,000    532,953
-------------------------------------------------------------------------------
Imasco Ltd. (Manufacturing - Diversified)                     62,600  1,155,358
-------------------------------------------------------------------------------
Mitel Corp. (Communications Equipment)(a)                     61,000    831,413
-------------------------------------------------------------------------------
Newcourt Credit Group, Inc. (Savings & Loan Companies)(a)     13,500    663,047
-------------------------------------------------------------------------------
Northern Telecom Ltd. - ADR (Communications Equipment)        22,217  1,260,814
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks - Major Regional)                 32,500  1,955,236
-------------------------------------------------------------------------------
Suncor, Inc. (Oil - International Integrated)                 38,000  1,291,594
-------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks - Regional)                      28,100  1,270,283
-------------------------------------------------------------------------------
                                                                     14,381,460
-------------------------------------------------------------------------------

CHILE - 0.21%

Cia. de Telecommunicaciones de Chile S.A. - ADR (Telephone)   25,500    517,969
-------------------------------------------------------------------------------

CROATIA - 0.23%

Pliva DD (Health Care - Drugs - Major Pharmaceutical)
 (Acquired 05/13/98 - 05/20/98; Cost $604,917)(b)             36,000    585,000
-------------------------------------------------------------------------------

DENMARK - 0.94%

Novo Nordisk A/S - Class B (Health Care - Drugs - Major
 Pharmaceutical)                                              17,200  2,373,968
-------------------------------------------------------------------------------

FINLAND - 1.29%

Nokia Oyj A.B. - Class A (Telecommunications -
  Cellular/Wireless)                                          44,000  3,251,498
-------------------------------------------------------------------------------

FRANCE - 16.55%

Accor S.A. (Lodging - Hotels)(a)                               5,500  1,539,581
-------------------------------------------------------------------------------
Alcatel Alsthom (Manufacturing - Diversified)                  8,000  1,629,250
-------------------------------------------------------------------------------
Altran Technologies, S.A. (Services - Commercial & Consumer)   3,900    885,880
-------------------------------------------------------------------------------
AXA S.A. (Insurance - Multi-Line)                             13,000  1,462,487
-------------------------------------------------------------------------------
Banque Nationale de Paris (Banks - Major Regional)            24,300  1,985,971
-------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computers - Software & Services)      20,800  3,269,088
-------------------------------------------------------------------------------
Danone (Foods)                                                 8,000  2,206,303
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil - International Integrated)            9,000  1,265,613
-------------------------------------------------------------------------------
Essilor International S.A. (Manufacturing - Specialized)       4,475  1,893,056
-------------------------------------------------------------------------------
Lafarge S.A. (Engineering & Construction)                     20,400  2,109,356
-------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                      5,000  1,323,517
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                          SHARES      VALUE
FRANCE - (CONTINUED)

Pinault-Printemps-Redoute S.A. (Retail - General
 Merchandise)                                                3,560 $  2,980,164
-------------------------------------------------------------------------------
Promodes (Retail - Food Chains)                              2,750    1,524,113
-------------------------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)                            7,000    1,505,501
-------------------------------------------------------------------------------
Renault S.A. (Automobiles)(a)                               79,000    4,494,681
-------------------------------------------------------------------------------
Rexel S.A. (Distributors - Food & Health)                    3,400    1,450,112
-------------------------------------------------------------------------------
Schneider S.A. (Housewares)                                 26,000    2,073,720
-------------------------------------------------------------------------------
Societe BIC S.A. (Office Equipment & Supplies)              10,250    1,253,164
-------------------------------------------------------------------------------
Societe Generale (Banks - Major Regional)                    8,100    1,684,457
-------------------------------------------------------------------------------
Sodexho Alliance S.A. (Services - Commercial &
 Consumer)                                                   2,800      529,473
-------------------------------------------------------------------------------
Suez Lyonnaise des Eaux (Manufacturing - Diversified)       11,600    1,909,504
-------------------------------------------------------------------------------
Total S.A. - Class B (Oil & Gas - Refining & Marketing)     10,300    1,339,366
-------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         15,000    1,533,625
-------------------------------------------------------------------------------
                                                                     41,847,982
-------------------------------------------------------------------------------

GERMANY - 9.09%

Adidas A.G. (Footwear)                                      14,100    2,459,075
-------------------------------------------------------------------------------
Allianz A.G. (Insurance - Multi-Line)                        4,300    1,434,288
-------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks - Major Regional)        27,000    2,290,800
-------------------------------------------------------------------------------
BHF - Bank A.G. (Banks - Major Regional)                    15,000      571,452
-------------------------------------------------------------------------------
Continental A.G. (Auto Parts & Equipment)                   38,800    1,219,964
-------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks - Major Regional)                 24,000    1,297,621
-------------------------------------------------------------------------------
Henkel KGaA (Chemicals - Diversified)                       24,700    2,444,934
-------------------------------------------------------------------------------
Karstadt A.G. (Retail - Department Stores)                   5,000    2,433,039
-------------------------------------------------------------------------------
Linde A.G. (Machinery - Diversified)                         1,600    1,100,205
-------------------------------------------------------------------------------
Mannesmann A.G. (Machinery - Diversified)                   19,500    2,005,906
-------------------------------------------------------------------------------
Porsche A.G. (Automobiles)                                     300      865,081
-------------------------------------------------------------------------------
SAP A.G. (Computers - Software & Services)                   2,650    1,609,133
-------------------------------------------------------------------------------
VEBA A.G. (Manufactuing - Diversified)                       5,000      336,466
-------------------------------------------------------------------------------
Volkswagen A.G. (Automobiles)                                3,000    2,899,684
-------------------------------------------------------------------------------
                                                                     22,967,648
-------------------------------------------------------------------------------

HONG KONG - 1.67%

Cosco Pacific Ltd. (Financial - Diversified)               962,000      344,591
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Natural Gas)               966,187    1,097,515
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. - Wts., expiring
 09/30/99 (Natural Gas)(a)                                  43,917        3,005
-------------------------------------------------------------------------------
HSBC Holdings PLC (Banks - Major Regional)                  48,000    1,174,132
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail - Food Chains)              242,000    1,277,630
-------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                  460,000      317,671
-------------------------------------------------------------------------------
                                                                      4,214,544
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
INDONESIA - 0.41%

Gulf Indonesia Resources Ltd. (Oil - International
 Integrated)(a)                                             90,400 $  1,039,600
-------------------------------------------------------------------------------

IRELAND - 1.24%

Allied Irish Banks PLC (Banks - Regional)                   90,000    1,302,895
-------------------------------------------------------------------------------
Bank of Ireland (Banks - Major Regional)                    38,500      789,874
-------------------------------------------------------------------------------
Elan Corp. PLC - ADR (Health Care - Drugs - Generic &
 Other)(a)                                                  16,000    1,029,000
-------------------------------------------------------------------------------
                                                                      3,121,769
-------------------------------------------------------------------------------

ITALY - 6.00%

Assicurazioni Generali (Insurance - Multi - Line)           49,100    1,589,798
-------------------------------------------------------------------------------
Banca Commerciale Italiana (Banks - Major Regional)        209,300    1,253,503
-------------------------------------------------------------------------------
Banca di Roma (Banks - Major Regional)(a)                  645,000    1,304,339
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks - Major Regional)           225,000    1,169,987
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas - Refining &
 Marketing)                                                201,000    1,310,021
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks - Major
 Regional)                                                  81,000    1,275,987
-------------------------------------------------------------------------------
Pirelli S.p.A. (Electrical Equipment)                      522,442    1,627,826
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                       485,000    2,960,636
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          365,000    2,667,936
-------------------------------------------------------------------------------
                                                                     15,160,033
-------------------------------------------------------------------------------

JAPAN - 6.23%

Advantest Corp. (Electronics - Instrumentation)             20,630    1,114,570
-------------------------------------------------------------------------------
Bridgestone Corp. (Auto Parts & Equipment)                  47,000    1,116,454
-------------------------------------------------------------------------------
Canon, Inc. (Office Equipment & Supplies)                   40,000      912,515
-------------------------------------------------------------------------------
Fuji Photo Film Co. (Photography/Imaging)                   26,000      909,473
-------------------------------------------------------------------------------
Hitachi Cable, Ltd. (Metal Fabricators)                    124,000      599,884
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)                         37,000    1,323,725
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Electronics - Component Distributors)     62,000      859,864
-------------------------------------------------------------------------------
Minebea Co. Ltd. (Electronics - Component
 Distributors)(a)                                           79,000      790,114
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               1,500    1,249,276
-------------------------------------------------------------------------------
Nippon Television Network Corp. (Broadcasting -
  Television, Radio & Cable)                                 2,690      783,155
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computers - Software
 & Services)                                                   140      507,966
-------------------------------------------------------------------------------
Rohm Co. (Electronics - Component Distributors)             10,000    1,032,010
-------------------------------------------------------------------------------
SMC Corp. (Machinery - Diversified)                         10,200      779,331
-------------------------------------------------------------------------------
Sony Corp. (Electronics - Component Distributors)           23,000    1,990,513
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            24,000    1,781,576
-------------------------------------------------------------------------------
                                                                     15,750,426
-------------------------------------------------------------------------------

MEXICO - 1.66%

Coca-Cola Femsa S.A. - ADR (Beverages - Non-Alcoholic)      39,800      691,525
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                           SHARES     VALUE
MEXICO - (CONTINUED)

Fomento Economico Mexicano, S.A. de C.V. - Class B
 (Beverages - Alcoholic)(a)                                 23,820 $    750,330
-------------------------------------------------------------------------------
Grupo Televisa S.A. - GDR (Entertainment)(a)                24,700      929,337
-------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V. - Class A (Paper &
 Forest Products)                                          227,000      802,410
-------------------------------------------------------------------------------
Panamerican Beverages, Inc. - Class A (Beverages - Non-
 Alcoholic)                                                 28,100      883,394
-------------------------------------------------------------------------------
TV Azteca, S.A. de C.V. - ADR (Broadcasting - Television,
 Radio & Cable)                                             13,400      144,888
-------------------------------------------------------------------------------
                                                                      4,201,884
-------------------------------------------------------------------------------

NETHERLANDS - 5.66%

CMG PLC (Computers - Software & Services)                   70,800    2,183,605
-------------------------------------------------------------------------------
Getronics N.V. (Computers - Software & Services)            42,500    2,205,539
-------------------------------------------------------------------------------
IHC Caland N.V. (Manufacturing - Specialized)                6,150      346,381
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail - Food Chains)               60,000    1,927,249
-------------------------------------------------------------------------------
Koninklijke Numico N.V. (Foods)                             15,000      470,007
-------------------------------------------------------------------------------
Philips Electronics N.V. (Household Furniture &
 Appliances)                                                21,000    1,766,399
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services - Commercial & Consumer)   13,000      783,344
-------------------------------------------------------------------------------
Vedior N.V. (Business Services)(a)                          20,229      572,169
-------------------------------------------------------------------------------
Vendex International N.V. (Retail - General Merchandise)    20,500      771,415
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         90,100    3,275,235
-------------------------------------------------------------------------------
                                                                     14,301,343
-------------------------------------------------------------------------------

NORWAY - 0.74%

Merkantildata ASA (Services - Commercial & Consumer)        44,000      556,889
-------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil - International
 Integrated)(a)                                             42,000    1,309,760
-------------------------------------------------------------------------------
                                                                      1,866,649
-------------------------------------------------------------------------------

PHILIPPINES - 0.25%

Philippine Long Distance Telephone Co. (Telephone)          16,660      379,544
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. - ADR (Telephone)    11,600      262,450
-------------------------------------------------------------------------------
                                                                        641,994
-------------------------------------------------------------------------------

PORTUGAL - 2.67%

Banco Comercial Portugues, S.A. (Banks - Major Regional)    66,200    1,880,926
-------------------------------------------------------------------------------
Cimpor-Cimentos de Portugal S.A. (Construction - Cement &
 Aggregates)                                                20,000      703,142
-------------------------------------------------------------------------------
Electricidade de Portugal, S.A. - ADR (Electric
 Companies)(a)                                              13,800      635,663
-------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                           50,000    2,651,679
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications - Cellular/Wireless)(a)                 5,000      888,407
-------------------------------------------------------------------------------
                                                                      6,759,817
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE


SPAIN - 3.27%

Banco Bilbao Vizcaya, S.A. (Banks - Major Regional)         42,900 $  2,201,650
-------------------------------------------------------------------------------
Corp. Financiera Reunida, S.A. (Investment Management)(a)   49,400      745,752
-------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                            49,200    1,076,400
-------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                        102,000    1,656,211
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            56,000    2,589,110
-------------------------------------------------------------------------------
                                                                      8,269,123
-------------------------------------------------------------------------------

SWEDEN - 1.71%

Hennes & Mauritz A.B. - Class B (Retail - Specialty -
  Apparel)                                                  21,494    1,371,843
-------------------------------------------------------------------------------
Sparbanken Sverige A.B. - Class A (Banks - Major
 Regional)                                                  52,000    1,564,890
-------------------------------------------------------------------------------
Svenska Handelsbanken - Class A (Banks - Major Regional)    14,591      676,949
-------------------------------------------------------------------------------
WM-Data A.B. (Computers - Software & Services)              20,500      712,038
-------------------------------------------------------------------------------
                                                                      4,325,720
-------------------------------------------------------------------------------

SWITZERLAND - 6.30%

Clariant A.G. (Chemicals - Specialty)                        3,800    2,506,239
-------------------------------------------------------------------------------
Credit Suisse Group (Banks - Major Regional)                11,400    2,540,107
-------------------------------------------------------------------------------
Holderbank Financiere Glarus A.G. - Class B
 (Construction - Cement & Aggregates)                        1,150    1,465,307
-------------------------------------------------------------------------------
Julius Baer Holding A.G. (Banks - Major Regional)(a)           230      720,506
-------------------------------------------------------------------------------
Nestle S.A. (Foods)                                          1,400    3,000,198
-------------------------------------------------------------------------------
Rieter Holdings Ltd. (Machinery - Diversified)               2,100    1,455,734
-------------------------------------------------------------------------------
UBS AG - Registered (Banks - Major Regional)(a)              7,108    2,646,521
-------------------------------------------------------------------------------
Zurich Versicherungs-Gesellschaft (Insurance - Multi-
 Line)                                                       2,500    1,597,676
-------------------------------------------------------------------------------
                                                                     15,932,288
-------------------------------------------------------------------------------

TAIWAN - 0.08%

Taiwan Semiconductor Manufacturing Co. - ADR
 (Electronics - Semiconductors)(a)                          12,000      202,500
-------------------------------------------------------------------------------

UNITED KINGDOM - 16.08%

Airtours PLC (Services - Commercial & Consumer)            135,450    1,016,070
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals - Specialty)          40,500      717,232
-------------------------------------------------------------------------------
Boots Co., PLC (Retail - Drug Stores)                       75,000    1,244,254
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                  168,000    1,288,310
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas - Refining &
 Marketing)                                                 40,400      589,917
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications -
 Cellular/Wireless)                                        165,000    2,006,845
-------------------------------------------------------------------------------
Compass Group PLC (Services - Commercial & Consumer)       156,000    1,795,735
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       94,000    1,903,395
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing - Diversified)     168,100    1,450,563
-------------------------------------------------------------------------------
GKN PLC (Manufacturing - Diversified)                      100,000    1,275,579
-------------------------------------------------------------------------------
Granada Group PLC (Leisure Time - Products)                 43,000      791,678
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
UNITED KINGDOM - (CONTINUED)

Hays PLC (Services - Commercial & Consumer)                104,000 $  1,746,216
--------------------------------------------------------------------------------
Kingfisher PLC (Retail - Department Stores)                 94,000    1,515,492
--------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time - Products)               234,000    1,286,205
--------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks - Major Regional)               57,000      798,503
--------------------------------------------------------------------------------
Misys PLC (Services - Commercial & Consumer)                38,000    2,161,719
--------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                            95,000    1,742,707
--------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  89,544    1,406,249
--------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                             146,144    3,586,751
--------------------------------------------------------------------------------
Rentokil Initial PLC (Services - Commercial &
 Consumer)                                                 274,000    1,972,996
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC (Insurance -
 Multi-Line)                                               133,000    1,376,548
--------------------------------------------------------------------------------
Sage Group PLC (The) (Computers - Software & Services)      22,100      625,238
--------------------------------------------------------------------------------
SEMA Group PLC (Services - Commercial & Consumer)           68,000      800,934
--------------------------------------------------------------------------------
Smiths Industries PLC (Machinery - Diversified)             26,000      360,537
--------------------------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)                          16,350      348,278
--------------------------------------------------------------------------------
Thomson Travel Group PLC (Travel Services)(a)              225,900      705,759
--------------------------------------------------------------------------------
Unilever PLC (Foods)                                       208,000    2,217,086
--------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications -
 Cellular/Wireless)                                        185,000    2,350,550
--------------------------------------------------------------------------------
WPP Group PLC (Services - Advertising/Marketing)           240,000    1,574,801
--------------------------------------------------------------------------------
                                                                     40,656,147
--------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $165,355,369)                                                    238,300,906
--------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                            AMOUNT
FOREIGN CONVERTIBLE BONDS - 0.57%

FRANCE - 0.57%

AXA-UAP (Insurance - Multi-Line), Conv. Sr. Deb.,
 4.50%, 01/01/99(c) (Cost $854,817)               FRF    3,307,500 $  1,452,044
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 6.45%(d)

Dean Witter Reynolds Inc., 6.10%, 07/01/98(e)
 (Cost $16,297,113)                                    $16,297,113   16,297,113
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.29%                                         256,050,063
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.29%)                              (3,258,317)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $252,791,746
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value at 06/30/98 represented 0.23% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(d) Collateral on repurchase aggreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debentures
FRF   - French Franc
GDR.  - Global Depositary Receipt
Sr.   - Senior

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost $182,507,299)          $256,050,063
----------------------------------------------------------------------
Foreign currencies, at value (cost $1,507,064)               1,525,070
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            120,749
----------------------------------------------------------------------
 Investments sold                                              805,936
----------------------------------------------------------------------
 Dividends and interest                                        619,439
----------------------------------------------------------------------
Investment for deferred compensation plan                       18,856
----------------------------------------------------------------------
  Total assets                                             259,140,113
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       13,600
----------------------------------------------------------------------
 Investments purchased                                       6,121,937
----------------------------------------------------------------------
 Deferred compensation plan                                     18,856
----------------------------------------------------------------------
Accrued advisory fees                                          153,352
----------------------------------------------------------------------
Accrued administrative services fees                             8,286
----------------------------------------------------------------------
Accrued directors' fees                                          2,114
----------------------------------------------------------------------
Accrued operating expenses                                      30,222
----------------------------------------------------------------------
  Total liabilities                                          6,348,367
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $252,791,746
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,421,555
======================================================================
Net asset value, offering and redemption price per share        $20.35
======================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $311,053 foreign withholding tax)             $ 2,149,303
----------------------------------------------------------------------------
Interest                                                            445,443
----------------------------------------------------------------------------
  Total investment income                                         2,594,746
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       861,655
----------------------------------------------------------------------------
Administrative services fees                                          8,287
----------------------------------------------------------------------------
Custodian fees                                                      110,060
----------------------------------------------------------------------------
Directors' fees and expenses                                          3,173
----------------------------------------------------------------------------
Organizational costs                                                    964
----------------------------------------------------------------------------
Other                                                                66,295
----------------------------------------------------------------------------
  Total expenses                                                  1,050,434
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,513)
----------------------------------------------------------------------------
  Net expenses                                                    1,048,921
----------------------------------------------------------------------------
Net investment income                                             1,545,825
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:

 Investment securities                                            4,245,320
----------------------------------------------------------------------------
 Foreign currencies                                                (211,491)
----------------------------------------------------------------------------
                                                                  4,033,829
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
 Investment securities                                           33,321,825
----------------------------------------------------------------------------
 Foreign currencies                                                 (14,445)
----------------------------------------------------------------------------
                                                                 33,307,380
----------------------------------------------------------------------------
 Net gain from investment securities and foreign currencies      37,341,209
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $38,887,034
============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                        JUNE 30,   DECEMBER 31,
                                                          1998         1997
                                                      -----------------------
OPERATIONS:

 Net investment income                                $  1,545,825 $  1,372,766
--------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities
  and foreign currencies                                 4,033,829     (743,433)
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                     33,307,380   11,878,346
--------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                           38,887,034   12,507,679
--------------------------------------------------------------------------------
Dividends to shareholders from net investment income            --     (955,397)
--------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                          --   (3,362,028)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             2,882,127   37,094,253
--------------------------------------------------------------------------------
  Net increase in net assets                            41,769,161   45,284,507
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                   211,022,585  165,738,078
--------------------------------------------------------------------------------
 End of period                                        $252,791,746 $211,022,585
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)           $173,165,191 $170,283,064
--------------------------------------------------------------------------------
 Undistributed net investment income                     2,680,679    1,134,854
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currencies           3,453,049     (580,780)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                                73,492,827   40,185,447
--------------------------------------------------------------------------------
                                                      $252,791,746 $211,022,585
================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's

                      AIM V.I. INTERNATIONAL EQUITY FUND
   officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $8,287 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,158 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $1,513 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,513 during the six months ended June 30, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $75,292,854 and $73,236,498, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $78,216,450
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,673,686)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $73,542,764
==========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                JUNE 30, 1998           DECEMBER 31, 1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        1,107,484  $ 21,680,487   2,963,552  $ 50,938,182
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --     257,449     4,317,425
------------------------------------------------------------------------------
Reacquired                 (1,005,485)  (18,798,360) (1,031,143)  (18,161,354)
------------------------------------------------------------------------------
                              101,999  $  2,882,127   2,189,858  $ 37,094,253
==============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                             DECEMBER 31,                JANUARY 31,
                          JUNE 30,     ---------------------------     -------------------
                            1998         1997      1996     1995        1995        1994
                          --------     --------  --------  -------     -------     -------
Net asset value,
 beginning of period      $  17.13     $  16.36  $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.12         0.10      0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.10         1.03      2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------------
   Total from investment
    operations                3.22         1.13      2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.08)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (0.28)       --       --          --          --
--------------------------------------------------------------------------------------------------
   Total distributions          --        (0.36)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  20.35     $  17.13  $  16.36  $ 13.66     $ 11.03     $ 12.49
==================================================================================================
Total return(a)              18.80%        6.94%    20.05%   24.04%     (11.48)%     24.90%
==================================================================================================

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)    $252,792     $211,023  $165,738  $82,257     $55,019     $23,533
==================================================================================================
Ratio of expenses to
 average net assets           0.91%(b)     0.93%     0.96%    1.15%(c)    1.27%(d)    1.98%(c)(d)
==================================================================================================
Ratio of net investment
 income to average net
 assets                       1.35%(b)     0.68%     0.78%    0.75%(c)    0.60%(e)   (0.15)%(c)(e)
==================================================================================================
Portfolio turnover rate         34%          57%       59%      67%         64%         26%
==================================================================================================
Average brokerage
 commission rate paid(f)  $ 0.0228     $ 0.0173  $ 0.0209      N/A         N/A         N/A
==================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $231,678,745.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                            PAR
                                                           (000)     VALUE
COMMERCIAL PAPER - 53.37%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES - 4.62%

Centric Capital Corp.
 5.50%, 07/17/98                                           $  750 $   748,166
-----------------------------------------------------------------------------
 5.50%, 08/14/98                                            1,000     993,278
-----------------------------------------------------------------------------
 5.52%, 10/02/98                                            1,000     985,740
-----------------------------------------------------------------------------
                                                                    2,727,184
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES - MULTI PURPOSE - 23.77%

Clipper Receivables Corp.
 5.59%, 08/10/98                                            3,000   2,981,367
-----------------------------------------------------------------------------
Edison Asset Securitization, LLC
 5.58%, 08/04/98                                            1,400   1,392,622
-----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.53%, 07/16/98                                            2,210   2,204,908
-----------------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.60%, 08/14/98                                            3,000   2,979,466
-----------------------------------------------------------------------------
Receivables Capital Corp.
 5.53%, 07/06/98                                            1,000     999,232
-----------------------------------------------------------------------------
 5.51%, 07/07/98                                              468     467,570
-----------------------------------------------------------------------------
Sheffield Receivables Corp.
 5.56%, 07/08/98                                            3,000   2,996,757
-----------------------------------------------------------------------------
                                                                   14,021,922
-----------------------------------------------------------------------------

BEVERAGES - 5.05%

Diageo Capital PLC
 5.50%, 07/31/98                                            1,000     995,416
-----------------------------------------------------------------------------
 5.48%, 08/31/98                                            2,000   1,981,429
-----------------------------------------------------------------------------
                                                                    2,976,845
-----------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 1.68%

First Data Corp.
 5.52%, 08/18/98                                            1,000     992,640
-----------------------------------------------------------------------------

DRUGS - 5.07%

Novartis Finance Corp.
 5.50%, 07/17/98                                            3,000   2,992,667
-----------------------------------------------------------------------------

FINANCE (BUSINESS CREDIT) - 5.06%

National Rural Utilities Cooperative Finance Corp.
 5.50%, 08/07/98                                            3,000   2,983,042
-----------------------------------------------------------------------------

MACHINERY - 1.74%

Dover Corp.
 5.59%, 08/18/98                                            1,034   1,026,293
-----------------------------------------------------------------------------

METAL MINING - 4.69%

RTZ America, Inc.
 5.54%, 08/18/98                                            1,000     992,613
-----------------------------------------------------------------------------
 5.46%, 09/04/98                                            1,000     990,142
-----------------------------------------------------------------------------
 5.50%, 11/04/98                                              800     784,600
-----------------------------------------------------------------------------
                                                                    2,767,355
-----------------------------------------------------------------------------

                                                       PAR
                                                      (000)     VALUE
OIL & GAS (INTEGRATED) - 1.69%

Shell Martinez Refining Co.
 5.60%, 07/14/98(b)                                   $1,000 $ 1,000,000
---------------------------------------------------------------------------
  Total Commercial Paper                                      31,487,948
---------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.80%(c)

Citicorp Securities, Inc.
 6.75%, 01/25/99(d)                                    2,000   2,000,000
---------------------------------------------------------------------------
The Goldman Sachs Group, L.P.
 5.6523%, 10/19/98(e)                                  2,500   2,500,000
---------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 6.80%, 08/17/98(f)                                    3,000   3,000,000
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.60%, 11/23/98(g)                                    3,000   3,000,000
---------------------------------------------------------------------------
  Total Master Note Agreements                                10,500,000
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.24%

Federal National Mortgage Association
 5.261%, 06/02/99(h)                                   2,000   2,000,000
---------------------------------------------------------------------------
Student Loan Marketing Association
 5.321%, 08/20/98(h)                                     500     499,996
---------------------------------------------------------------------------
  Total U.S. Government Agency Securities                      2,499,996
---------------------------------------------------------------------------
  Total Investments, excluding Repurchase Agreements          44,487,944
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 25.06%(i)

BZW Securities Inc.
 6.10%, 07/01/98(j)                                    2,900   2,900,000
---------------------------------------------------------------------------
Dresdner Kleinwort Benson North America LLC
 5.85%, 07/01/98(k)                                    1,087   1,087,171
---------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 6.00%, 07/01/98(l)                                    2,900   2,900,000
---------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.125%(m)                                             5,000   5,000,000
---------------------------------------------------------------------------
UBS Securities LLC
 6.25%, 07/01/98(n)                                    2,900   2,900,000
---------------------------------------------------------------------------
  Total Repurchase Agreements                                 14,787,171
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.47%                                   59,275,115(o)
---------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.47)%                         (276,458)
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $58,998,657
===========================================================================

                           AIM V.I. MONEY MARKET FUND

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Interest rates are redetermined periodically. Rates shown are the rates in effect on 06/30/98.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' prior notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(g) Master Note Purchase Agreement may be terminated by any party upon three business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(h) Interest rates are redetermined weekly. Rate shown is the rate in effect on 06/30/98.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 % of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 06/30/98 with a maturing value of $300,050,833. Collateralized by $301,403,000 U.S. Government obligations, 0% to 6.70% due 08/20/98 to 05/06/08 with an aggregate market value at 06/30/98 of $306,002,831.
(k) Joint repurchase agreement entered into 06/30/98 with a maturing value of $70,011,375. Collateralized by $71,382,000 U.S. Government obligations, 0% to 6.30% due 07/02/98 to 12/03/01 with an aggregate market value at 06/30/98 of $71,404,458.
(l) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,333. Collateralized by $205,565,153 U.S. Government obligations, 6.00% to 12.25% due 09/01/01 to 06/01/28 with an aggregate market value at 06/30/98 of $204,004,737.
(m) Open repurchase agreement entered into 06/30/98. Collateralized by $622,412,000 U.S. Government obligations, 0% to 9.65% due 09/18/98 to 12/15/43 with an aggregate market value at 06/30/98 of $612,000,396.
(n) Joint repurchase agreement entered into 06/30/98 with a maturing value of $500,086,806. Collateralized by $585,571,930 U.S. Government obligations, 0% to 11% due 06/22/00 to 02/01/28 with an aggregate market value at 06/30/98 of $510,079,125.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at
 value (amortized cost)                                   $ 44,487,944
----------------------------------------------------------------------
Repurchase agreements                                       14,787,171
----------------------------------------------------------------------
Interest receivable                                             81,820
----------------------------------------------------------------------
Investment for deferred compensation plan                       18,306
----------------------------------------------------------------------
Other assets                                                       290
----------------------------------------------------------------------
    Total assets                                            59,375,531
----------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                     324,007
----------------------------------------------------------------------
  Deferred compensation plan                                    18,306
----------------------------------------------------------------------
Accrued advisory fees                                           20,869
----------------------------------------------------------------------
Accrued administrative services fees                             2,942
----------------------------------------------------------------------
Accrued directors' fees                                          1,983
----------------------------------------------------------------------
Accrued operating expenses                                       8,767
----------------------------------------------------------------------
    Total liabilities                                          376,874
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,998,657
======================================================================
CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:
  Authorized                                               250,000,000
----------------------------------------------------------------------
  Outstanding                                               58,998,600
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Interest                                              $1,655,675
----------------------------------------------------------------

EXPENSES:

Advisory fees                                            117,321
----------------------------------------------------------------
Administrative services fees                              17,652
----------------------------------------------------------------
Custodian fees                                            10,845
----------------------------------------------------------------
Directors' fees and expenses                               4,367
----------------------------------------------------------------
Legal fees                                                 9,235
----------------------------------------------------------------
Organizational costs                                         964
----------------------------------------------------------------
Other                                                     10,018
----------------------------------------------------------------
   Total expenses                                        170,402
----------------------------------------------------------------
Net investment income                                  1,485,273
----------------------------------------------------------------
Net increase in net assets resulting from operations  $1,485,273
================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                   JUNE 30,    DECEMBER 31,
                                                     1998          1997
                                                  -----------  ------------
OPERATIONS:

  Net investment income                           $ 1,485,273  $ 3,190,054
---------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      1,485,273    3,190,054
---------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                            (1,485,273)  (3,190,054)
---------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                         364,036   (4,894,872)
---------------------------------------------------------------------------
   Net increase (decrease) in net assets              364,036   (4,894,872)
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                              58,634,621   63,529,493
---------------------------------------------------------------------------
  End of period                                   $58,998,657  $58,634,621
===========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $58,998,600  $58,634,564
---------------------------------------------------------------------------
  Undistributed net realized gain from investment
   securities                                              57           57
---------------------------------------------------------------------------
                                                  $58,998,657  $58,634,621
===========================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $17,652 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,349 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
 Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                             JUNE 30, 1998            DECEMBER 31, 1997
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     44,191,285  $ 44,191,285   88,948,357  $ 88,948,357
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         1,485,273     1,485,273    3,190,054     3,190,054
----------------------  -----------  ------------  -----------  ------------
Reacquired              (45,312,522)  (45,312,522) (97,033,283)  (97,033,283)
----------------------  -----------  ------------  -----------  ------------
                            364,036  $    364,036   (4,894,872) $ (4,894,872)
                        ===========  ============  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                           DECEMBER 31,               JANUARY 31,
                         JUNE 30,     -------------------------     -------------------
                           1998        1997     1996     1995        1995        1994
                         --------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00      $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
-----------------------  -------      -------  -------  -------     -------     -------
Income from investment
 operations:
 Net investment income      0.03         0.05     0.05     0.05        0.04        0.02
-----------------------  -------      -------  -------  -------     -------     -------
Less distributions:
 Dividends from net
  investment income        (0.03)       (0.05)   (0.05)   (0.05)      (0.04)      (0.02)
-----------------------  -------      -------  -------  -------     -------     -------
Net asset value, end of
 period                  $  1.00      $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
=======================  =======      =======  =======  =======     =======     =======
Total return                5.13%(a)     5.14%    4.97%    5.69%(a)    3.98%       2.27%(a)
=======================  =======      =======  =======  =======     =======     =======

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)   $58,999      $58,635  $63,529  $65,506     $31,017     $13,891
=======================  =======      =======  =======  =======     =======     =======
Ratio of expenses to
 average net assets         0.58%(b)     0.59%    0.55%    0.53%(a)    0.63%(c)    0.95%(a)(d)
=======================  =======      =======  =======  =======     =======     =======
Ratio of net investment
 income to average net
 assets                     5.06%(b)     5.01%    4.84%    5.40%(a)    4.14%(c)    2.29%(a)(d)
=======================  =======      =======  =======  =======     =======     =======

(a) Annualized.
(b) Ratios are annualized and based on average daily net assets of $59,146,701.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 0.70% and 4.07%, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.53% (annualized) and 1.70% (annualized), respectively.

                          AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                                MARKET
                                                     SHARES      VALUE
DOMESTIC COMMON STOCKS - 79.61%

AEROSPACE/DEFENSE - 0.18%

Orbital Sciences Corp.(a)                              48,400 $ 1,808,950
-------------------------------------------------------------------------

AIR FREIGHT - 0.29%

Airborne Freight Corp.                                 83,400   2,913,787
-------------------------------------------------------------------------

AIRLINES - 1.88%

AMR Corp.(a)                                           76,000   6,327,000
-------------------------------------------------------------------------
Continental Airlines, Inc.(a)                         159,900   9,733,913
-------------------------------------------------------------------------
US Airways Group, Inc.(a)                              31,900   2,528,075
-------------------------------------------------------------------------
                                                               18,588,988
-------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%

Lear Corp.(a)                                          20,000   1,026,250
-------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.29%

U.S. Bancorp                                           67,000   2,881,000
-------------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.84%

BankAmerica Corp.                                      55,000   4,754,063
-------------------------------------------------------------------------
Chase Manhattan Corp. (The)                           266,000  20,083,000
-------------------------------------------------------------------------
Citicorp(b)                                            22,000   3,283,500
-------------------------------------------------------------------------
                                                               28,120,563
-------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.17%

Coca-Cola Co. (The)                                   135,300  11,568,150
-------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.40%

Cox Communications, Inc.-Class A(a)                   251,500  12,182,031
-------------------------------------------------------------------------
MediaOne Group Inc.(a)                                382,000  16,784,125
-------------------------------------------------------------------------
Tele-Communications, Inc.-Class A(a)                  122,000   4,689,375
-------------------------------------------------------------------------
                                                               33,655,531
-------------------------------------------------------------------------

BUILDING MATERIALS - 0.52%

Masco Corp.                                            85,000   5,142,500
-------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.17%

Cytec Industries Inc.(a)                               38,800   1,716,900
-------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.73%

Comverse Technology, Inc.(a)                          139,000   7,210,625
-------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.43%

Dell Computer Corp.(a)                                 39,000   3,619,687
-------------------------------------------------------------------------
International Business Machines Corp.(b)               64,000   7,348,000
-------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                             300,900  13,070,344
-------------------------------------------------------------------------
                                                               24,038,031
-------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 3.28%

American Management Systems, Inc.(a)                   41,000   1,227,437
-------------------------------------------------------------------------
BMC Software, Inc.(a)                                  95,000   4,934,063
-------------------------------------------------------------------------

                                                            MARKET
                                                 SHARES      VALUE
COMPUTERS (SOFTWARE & SERVICES) - (CONTINUED)

Cadence Design Systems, Inc.(a)                    14,600 $   456,250
---------------------------------------------------------------------
Computer Sciences Corp.(a)                         77,000   4,928,000
---------------------------------------------------------------------
J.D. Edwards & Co.(a)                              46,100   1,979,419
---------------------------------------------------------------------
Microsoft Corp.(a)(b)                              37,700   4,085,738
---------------------------------------------------------------------
Network Associates, Inc.(a)                             1          57
---------------------------------------------------------------------
Sterling Commerce, Inc.(a)                         86,300   4,185,550
---------------------------------------------------------------------
Unisys Corp.(a)                                   378,500  10,692,625
---------------------------------------------------------------------
                                                           32,489,139
---------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.27%

American Greetings Corp.-Class A                   53,000   2,699,687
---------------------------------------------------------------------

CONSUMER FINANCE - 2.09%

Household International, Inc.                      95,000   4,726,250
---------------------------------------------------------------------
MBNA Corp.                                        119,000   3,927,000
---------------------------------------------------------------------
Providian Financial Corp.                         152,500  11,980,781
---------------------------------------------------------------------
                                                           20,634,031
---------------------------------------------------------------------

ELECTRIC COMPANIES - 0.13%

Wisconsin Energy Corp.                             43,600   1,324,350
---------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.76%

General Electric Co.                              191,000  17,381,000
---------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.13%

Waters Corp.(a)                                    21,900   1,290,731
---------------------------------------------------------------------

ENTERTAINMENT - 3.46%

Time Warner Inc.                                  355,000  30,330,313
---------------------------------------------------------------------
Viacom, Inc.-Class B(a)                            67,000   3,902,750
---------------------------------------------------------------------
                                                           34,233,063
---------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 6.94%

Ambac Financial Group, Inc.                        90,000   5,265,000
---------------------------------------------------------------------
American General Corp.                             27,000   1,922,062
---------------------------------------------------------------------
Associates First Capital Corp.-Class A             83,011   6,381,471
---------------------------------------------------------------------
Fannie Mae                                        283,000  17,192,250
---------------------------------------------------------------------
Freddie Mac                                       408,000  19,201,500
---------------------------------------------------------------------
MBIA, Inc.                                         63,000   4,717,125
---------------------------------------------------------------------
MGIC Investment Corp.                              28,900   1,649,106
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       116,000  10,599,500
---------------------------------------------------------------------
PMI Group, Inc. (The)                              23,500   1,724,313
---------------------------------------------------------------------
                                                           68,652,327
---------------------------------------------------------------------

FOODS - 0.46%

Interstate Bakeries Corp.                          22,100     733,439
---------------------------------------------------------------------
Quaker Oats Co. (The)                              69,900   3,840,131
---------------------------------------------------------------------
                                                            4,573,570
---------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                                MARKET
                                                     SHARES      VALUE
HARDWARE & TOOLS - 0.55%

Black & Decker Corp. (The)                             90,000 $ 5,490,000
-------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.22%

Bristol-Myers Squibb Co.                               56,000   6,436,500
-------------------------------------------------------------------------
Warner-Lambert Co.                                     81,000   5,619,375
-------------------------------------------------------------------------
                                                               12,055,875
-------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.93%

ICN Pharmaceuticals, Inc.                             136,290   6,226,748
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                        64,200   2,997,338
-------------------------------------------------------------------------
                                                                9,224,086
-------------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.28%

Merck & Co., Inc.                                     137,000  18,323,750
-------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                              520,000  23,985,000
-------------------------------------------------------------------------
                                                               42,308,750
-------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.34%

Quorum Health Group, Inc.(a)                          126,050   3,340,325
-------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.15%

Health Care and Retirement Corp.(a)                    38,400   1,514,400
-------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.23%

PhyCor, Inc.(a)                                       139,500   2,310,466
-------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.79%

Allegiance Corp.                                       26,500   1,358,125
-------------------------------------------------------------------------
Guidant Corp.                                         315,100  22,470,569
-------------------------------------------------------------------------
Sybron International Corp.(a)                         149,600   3,777,400
-------------------------------------------------------------------------
                                                               27,606,094
-------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.19%

Omnicare, Inc.                                         50,000   1,906,250
-------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.81%

Colgate-Palmolive Co.                                  91,000   8,008,000
-------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.61%

Conseco, Inc.                                          50,000   2,337,500
-------------------------------------------------------------------------
Provident Companies, Inc.                             106,000   3,657,000
-------------------------------------------------------------------------
                                                                5,994,500
-------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 4.65%

Ace, Ltd.                                             194,300   7,577,700
-------------------------------------------------------------------------
American International Group, Inc.                    181,200  26,455,200
-------------------------------------------------------------------------
Hartford Financial Services Group Inc. (The)           63,000   7,205,625
-------------------------------------------------------------------------
Travelers Group, Inc.                                  78,000   4,728,750
-------------------------------------------------------------------------
                                                               45,967,275
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 3.88%

Allstate Corp. (The)                                  233,500  21,379,844
-------------------------------------------------------------------------
EXEL Ltd.                                             122,000   9,493,125
-------------------------------------------------------------------------
Progressive Corp.                                      53,000   7,473,000
-------------------------------------------------------------------------
                                                               38,345,969
-------------------------------------------------------------------------

                                                       MARKET
                                            SHARES      VALUE
INVESTMENT BANKING/BROKERAGE - 0.85%

Edwards (A.G.), Inc.                          57,800 $ 2,467,338
----------------------------------------------------------------
Merrill Lynch & Co., Inc.                     64,200   5,922,450
----------------------------------------------------------------
                                                       8,389,788
----------------------------------------------------------------

LODGING-HOTELS - 2.30%

Carnival Corp.                               310,000  12,283,750
----------------------------------------------------------------
Marriott International, Inc.-Class A         102,500   3,318,438
----------------------------------------------------------------
Royal Caribbean Cruises Ltd.                  90,000   7,155,000
----------------------------------------------------------------
                                                      22,757,188
----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.00%

Hillenbrand Industries, Inc.                  22,000   1,320,000
----------------------------------------------------------------
Tyco International Ltd.                      136,000   8,568,000
----------------------------------------------------------------
                                                       9,888,000
----------------------------------------------------------------

NATURAL GAS - 1.52%

El Paso Natural Gas Co.                      156,000   5,967,000
----------------------------------------------------------------
Enron Corp.                                   77,300   4,179,031
----------------------------------------------------------------
Williams Companies, Inc. (The)               143,600   4,846,500
----------------------------------------------------------------
                                                      14,992,531
----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.28%

Halliburton Co.(b)                            62,000   2,762,875
----------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.27%

Tosco Corp.                                   92,080   2,704,850
----------------------------------------------------------------

PERSONAL CARE - 0.25%

Avon Products, Inc.                           31,700   2,456,750
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.75%

Xerox Corp.                                   73,000   7,418,625
----------------------------------------------------------------

PUBLISHING - 0.10%

Meredith Corp.                                22,000   1,032,625
----------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.06%

Gannett Co., Inc.                             49,000   3,482,063
----------------------------------------------------------------
New York Times Co.-Class A (The)              39,000   3,090,750
----------------------------------------------------------------
Washington Post Co.-Class B (The)              6,800   3,916,800
----------------------------------------------------------------
                                                      10,489,613
----------------------------------------------------------------

RAILROADS - 0.67%

Burlington Northern Santa Fe Corp.            20,500   2,012,844
----------------------------------------------------------------
Kansas City Southern Industries, Inc.         93,700   4,649,862
----------------------------------------------------------------
                                                       6,662,706
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.09%

Mack-Cali Realty Corp.                        26,500     910,937
----------------------------------------------------------------

RESTAURANTS - 0.20%

Cracker Barrel Old Country Store, Inc.        41,800   1,327,150
----------------------------------------------------------------
Papa John's International, Inc.(a)            15,800     623,112
----------------------------------------------------------------
                                                       1,950,262
----------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                               MARKET
                                                  SHARES       VALUE
RETAIL (BUILDING SUPPLIES) - 0.53%

Home Depot, Inc. (The)                              31,200 $  2,591,550
-----------------------------------------------------------------------
Lowe's Companies, Inc.                              66,100    2,681,181
-----------------------------------------------------------------------
                                                              5,272,731
-----------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.57%

Federated Department Stores, Inc.(a)               104,000    5,596,500
-----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.09%

Kroger Co.(a)                                      156,600    6,714,225
-----------------------------------------------------------------------
Safeway, Inc.(a)                                    99,800    4,060,613
-----------------------------------------------------------------------
                                                             10,774,838
-----------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 3.13%

Costco Companies, Inc.(a)                           89,000    5,612,563
-----------------------------------------------------------------------
Dayton Hudson Corp.                                435,800   21,136,300
-----------------------------------------------------------------------
Fred Meyer, Inc.(a)                                 99,000    4,207,500
-----------------------------------------------------------------------
                                                             30,956,363
-----------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.24%

Gap, Inc. (The)                                     38,000    2,341,750
-----------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.14%

Charter One Financial, Inc.                         39,900    1,344,131
-----------------------------------------------------------------------

SERVICES (ADVERTISTING/MARKETING) - 0.77%

Omnicom Group, Inc.                                152,000    7,581,000
-----------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.04%

Galileo International, Inc.                         54,000    2,433,375
-----------------------------------------------------------------------
Service Corp. International                         48,100    2,062,288
-----------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                  216,000    5,751,000
-----------------------------------------------------------------------
                                                             10,246,663
-----------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.13%

National Data Corp.                                 29,000    1,268,750
-----------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.16%

AccuStaff, Inc.(a)                                  51,000    1,593,750
-----------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.89%

AirTouch Communications, Inc.(a)                    70,000    4,090,625
-----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)             188,800    4,696,400
-----------------------------------------------------------------------
                                                              8,787,025
-----------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 4.05%

MCI Communications Corp.                           222,000   12,903,750
-----------------------------------------------------------------------
WorldCom, Inc.(a)                                  561,219   27,184,045
-----------------------------------------------------------------------
                                                             40,087,795
-----------------------------------------------------------------------

TELEPHONE - 1.42%

BellSouth Corp.                                     71,000    4,765,875
-----------------------------------------------------------------------
Century Telephone Enterprises, Inc.                 13,800      633,075
-----------------------------------------------------------------------
SBC Communications, Inc.                           120,000    4,800,000
-----------------------------------------------------------------------
US West, Inc.                                       80,784    3,796,856
-----------------------------------------------------------------------
                                                             13,995,806
-----------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
TOBACCO - 0.92%

Philip Morris Companies, Inc.                             231,200 $  9,103,500
------------------------------------------------------------------------------

WASTE MANAGEMENT - 2.04%

USA Waste Services, Inc.(a)                               217,000   10,714,375
------------------------------------------------------------------------------
Waste Management, Inc.                                    271,200    9,492,000
------------------------------------------------------------------------------
                                                                    20,206,375
------------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $628,557,518)                                             787,594,890
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 8.57%

AUSTRALIA - 0.21%

News Corp. Ltd.-ADR (The) (Publishing-Newspapers)          68,300    2,194,137
------------------------------------------------------------------------------

CANADA - 2.25%

Royal Bank of Canada (Banks-Major Regional)               370,000   22,259,611
------------------------------------------------------------------------------

DENMARK - 0.18%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)       13,000    1,794,278
------------------------------------------------------------------------------

FINLAND - 1.31%

Nokia Oyj A.B.-Class A (Communications Equipment)           1,000       73,898
------------------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)     177,000   12,843,563
------------------------------------------------------------------------------
                                                                    12,917,461
------------------------------------------------------------------------------

ITALY - 0.68%

Credito Italiano S.p.A. (Banks-Major Regional)            650,000    3,379,963
------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                106,000    1,669,809
------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                         225,000    1,644,618
------------------------------------------------------------------------------
                                                                     6,694,390
------------------------------------------------------------------------------

SWEDEN - 2.61%

ForeningsSparbanken A.B.-Class A (Banks-Major
 Regional)                                                131,000    3,942,320
------------------------------------------------------------------------------
Nordbanken Holding A.B. (Banks-Major Regional)            547,500    4,016,144
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                47,200    1,379,009
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B
 (Communications Equipment)                               577,200   16,522,350
------------------------------------------------------------------------------
                                                                    25,859,823
------------------------------------------------------------------------------

SWITZERLAND - 0.74%

Nestle S.A. (Foods)                                         3,400    7,286,195
------------------------------------------------------------------------------

UNITED KINGDOM - 0.59%

Railtrack Group PLC (Shipping)                            114,000    2,797,854
------------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceuticals                                           50,000    3,025,000
------------------------------------------------------------------------------
                                                                     5,822,854
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $34,670,960)                                                     84,828,749
------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                              PRINCIPAL         MARKET
                                               AMOUNT           VALUE
U.S. TREASURY SECURITIES - 4.95%

U.S. TREASURY BILLS(c) - 4.95%

 4.995%, 09/24/98 (Cost $48,974,916)         $49,560,000(d) $ 48,974,916
-------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 7.16%(e)

Dresdner Kleinwort Benson North America LLC
 5.85%, 07/01/98(f)                           10,739,395      10,739,395
-------------------------------------------------------------------------
UBS Securities LLC
 5.60%, 07/01/98(g)                           60,126,054      60,126,054
-------------------------------------------------------------------------
  Total Repurchase Agreements
   (Cost $70,865,449)                                         70,865,449
-------------------------------------------------------------------------
TOTAL INVESTMENTS  - 100.29%                                 992,264,004
-------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.29%)                       (2,906,458)
-------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                  $989,357,546
=========================================================================

(a) Non-income producing security.
(b) A portion of this security is subject to open call options written. See
    Note 8.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreeements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 06/30/98 with a maturing value of $70,011,375. Collateralized by $71,382,000 U.S. Government obligations, 0% to 6.30% due 07/02/98 to 12/03/01 with an aggregate market value at 06/30/98 of $71,404,458.
(g) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,031,111. Collateralized by $290,091,354 U.S. Government obligations, 0% to 12.75% due 03/31/99 to 03/01/33 with an aggregate market value at 06/30/98 of $204,000,924.

Abbreviations:
ADR - American Depositary Receipt


See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at market
 value (cost $783,068,843)                                $ 992,264,004
-----------------------------------------------------------------------
Foreign currencies, at value (cost $503)                            519
-----------------------------------------------------------------------
Receivables for:
 Investments sold                                             6,534,980
-----------------------------------------------------------------------
 Capital stock sold                                           1,401,932
-----------------------------------------------------------------------
 Dividends and interest                                         548,173
-----------------------------------------------------------------------
Investment for deferred compensation plan                        20,861
-----------------------------------------------------------------------
Other assets                                                      3,164
-----------------------------------------------------------------------
  Total assets                                            1,000,773,633
-----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        9,832,707
-----------------------------------------------------------------------
 Options purchased                                              669,375
-----------------------------------------------------------------------
 Variation margin                                               371,875
-----------------------------------------------------------------------
 Deferred compensation                                           20,861
-----------------------------------------------------------------------
Accrued advisory fees                                           463,935
-----------------------------------------------------------------------
Accrued directors' fees                                           2,700
-----------------------------------------------------------------------
Accrued administrative services fees                              4,578
-----------------------------------------------------------------------
Accrued operating expenses                                       50,056
-----------------------------------------------------------------------
  Total liabilities                                          11,416,087
-----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 989,357,546
=======================================================================
CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:
 Authorized                                                 250,000,000
-----------------------------------------------------------------------
 Outstanding                                                 40,104,344
=======================================================================
Net asset value, offering and redemption price per share         $24.67
=======================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $123,950 foreign withholding tax)              $  3,531,118
------------------------------------------------------------------------------
Interest                                                            2,401,809
------------------------------------------------------------------------------
   Total investment income                                          5,932,927
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       2,477,805
------------------------------------------------------------------------------
Administrative services fees                                           27,468
------------------------------------------------------------------------------
Custodian fees                                                         53,821
------------------------------------------------------------------------------
Directors' fees and expenses                                            5,924
------------------------------------------------------------------------------
Organizational costs                                                      964
------------------------------------------------------------------------------
Other                                                                  75,736
------------------------------------------------------------------------------
   Total expenses                                                   2,641,718
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                           (218)
------------------------------------------------------------------------------
   Net expenses                                                     2,641,500
------------------------------------------------------------------------------
Net investment income                                               3,291,427
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                            26,277,193
------------------------------------------------------------------------------
  Foreign currencies                                                    6,508
------------------------------------------------------------------------------
  Futures contracts                                                   102,604
------------------------------------------------------------------------------
  Option contracts                                                    (56,275)
------------------------------------------------------------------------------
                                                                   26,330,030
------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                           108,103,222
------------------------------------------------------------------------------
  Futures contracts                                                   493,500
------------------------------------------------------------------------------
  Foreign currencies                                                    8,975
------------------------------------------------------------------------------
  Option contracts                                                   (476,286)
------------------------------------------------------------------------------
                                                                  108,129,411
------------------------------------------------------------------------------
   Net gain (loss) on investment securities, foreign currencies,
    futures and option contracts                                  134,459,441
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $137,750,868
==============================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1998 and the year ended December 31, 1997 (Unaudited)

                                                     JUNE 30,   DECEMBER 31,
                                                       1998         1997
                                                   -----------------------
OPERATIONS:

 Net investment income                             $  3,291,427 $  5,578,959
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts   26,330,030   47,871,104
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  option contracts                                  108,129,411   51,486,076
-----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      137,750,868  104,936,139
-----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                      --   (6,026,082)
-----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                       --  (18,500,854)
-----------------------------------------------------------------------------
Net increase from capital stock transactions        160,765,185  240,697,144
-----------------------------------------------------------------------------
   Net increase in net assets                       298,516,053  321,106,347
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                690,841,493  369,735,146
-----------------------------------------------------------------------------
 End of period                                     $989,357,546 $690,841,493
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $697,149,191 $536,384,006
-----------------------------------------------------------------------------
 Undistributed net investment income                  8,871,054    5,579,627
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   73,905,527   47,575,497
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts  209,431,774  101,302,363
-----------------------------------------------------------------------------
                                                   $989,357,546 $690,841,493
=============================================================================


See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of thirteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if

                              AIM V.I. VALUE FUND
   counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $27,468 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1998, the Fund incurred legal fees of $1,847 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $218 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $218 during the six months ended June 30, 1998.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1998 was $643,698,071 and $444,683,418, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $211,880,973
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (4,734,237)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $207,146,736
===========================================================================

 Cost of investments for tax purposes is $785,117,268.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                               JUNE 30, 1998           DECEMBER 31, 1997
                           -----------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                           ---------  ------------  ----------  ------------
Sold                       7,905,074  $182,607,840  12,245,239  $244,753,656
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                    --            --   1,188,320    24,526,936
-----------------------------------------------------------------------------
Reacquired                  (962,524)  (21,842,655) (1,424,104)  (28,583,448)
-----------------------------------------------------------------------------
                           6,942,550  $160,765,185  12,009,455  $240,697,144
=============================================================================

NOTE 7 - FUTURES CONTRACTS
 On June 30, 1998, $1,931,911 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                               UNREALIZED
                       NO. OF                                                 APPRECIATION
  CONTRACTS           CONTRACTS               MONTH/COMMITMENT               (DEPRECIATION)
-------------         ---------               ----------------               --------------
S&P 500 Index            175                    Sep. 98/Buy                    $(371,875)
===========================================================================================

                              AIM V.I. VALUE FUND

NOTE 8 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call option contracts written during the six months ended June 30, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period    2,102   $   941,588
-------------------------------------------
Written                4,230     1,809,420
-------------------------------------------
Closed                (1,628)     (714,557)
-------------------------------------------
Exercised             (1,772)     (960,642)
-------------------------------------------
Expired               (2,082)     (660,913)
-------------------------------------------
End of period            850   $   414,896
                      ======   ===========

 Open call option contracts written at June 30, 1998 were as follows:

                                                            JUNE 30,     UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUM  1998 MARKET  APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED    VALUE    (DEPRECIATION)
-----                   ---------------------------------------------------
Citicorp                Jul. 98   175      100    $ 60,948  $  1,562     $  59,386
Halliburton Co.         Jul. 98    45      400     166,232    47,500       118,732
International Business
 Machines Corp.         Jul. 98   100      100      80,907   150,000       (69,093)
Microsoft Corp.         Jul. 98    90      250     106,809   470,313      (363,504)
                                           ---    --------  --------     ---------
                                           850    $414,896  $669,375     $(254,479)
                                           ===    ========  ========     =========

NOTE 9 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1998, each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                              DECEMBER 31,                JANUARY 31,
                          JUNE 30,     ----------------------------     ------------------
                            1998         1997      1996      1995         1995      1994
                          --------     --------  --------  --------     --------   -------
Net asset value,
 beginning of period      $  20.83     $  17.48  $  16.11  $  11.83     $  12.17   $ 10.00
------------------------  --------     --------  --------  --------     --------   -------
Income from investment
 operations:
  Net investment income       0.05         0.08      0.30      0.11         0.10      0.02
------------------------  --------     --------  --------  --------     --------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.79         4.05      2.09      4.18        (0.35)     2.17
------------------------  --------     --------  --------  --------     --------   -------
   Total from investment
    operations                3.84         4.13      2.39      4.29        (0.25)     2.19
------------------------  --------     --------  --------  --------     --------   -------
Less distributions:
  Dividends from net
   investment income            --        (0.19)    (0.10)    (0.01)       (0.09)    (0.02)
------------------------  --------     --------  --------  --------     --------   -------
  Distributions from net
   realized gains               --        (0.59)    (0.92)       --           --        --
------------------------  --------     --------  --------  --------     --------   -------
   Total distributions          --        (0.78)    (1.02)    (0.01)       (0.09)    (0.02)
------------------------  --------     --------  --------  --------     --------   -------
Net asset value, end of
 period                   $  24.67     $  20.83  $  17.48  $  16.11     $  11.83   $ 12.17
========================  ========     ========  ========  ========     ========   =======
Total return(a)              18.43%       23.69%    15.02%    36.25%       (2.03)%   21.94%
========================  ========     ========  ========  ========     ========   =======

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)    $989,358     $690,841  $369,735  $257,212     $109,257   $38,255
========================  ========     ========  ========  ========     ========   =======
Ratio of expenses to
 average net assets           0.66%(b)     0.70%     0.73%     0.75%(c)     0.82%     1.00%(c)(d)
========================  ========     ========  ========  ========     ========   =======
Ratio of net investment
 income to average net
 assets                       0.82%(b)     1.05%     2.00%     1.11%(c)     1.17%     0.51%(c)(d)
========================  ========     ========  ========  ========     ========   =======
Portfolio turnover rate         61%         127%      129%      145%         143%       87%
========================  ========     ========  ========  ========     ========   =======
Average brokerage
 commission rate paid(e)  $ 0.0539     $ 0.0487  $ 0.0429       N/A          N/A       N/A
========================  ========     ========  ========  ========     ========   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $811,946,530.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% (annualized) and 0.16% (annualized), respectively.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. VALUE FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994 in conformity with generally accepted accounting principles.

                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 94.71%

AEROSPACE/DEFENSE - 0.34%

BE Aerospace, Inc.(a)                             27,500 $    735,625
---------------------------------------------------------------------
Precision Castparts Corp.                         17,000    1,025,313
---------------------------------------------------------------------
                                                            1,760,938
---------------------------------------------------------------------

AIR FREIGHT - 0.35%

AirNet Systems, Inc.(a)                           20,000      430,000
---------------------------------------------------------------------
CNF Transportation Inc.                           36,700    1,408,363
---------------------------------------------------------------------
                                                            1,838,363
---------------------------------------------------------------------

AIRLINES - 0.12%

Southwest Airlines Co.                            24,900      613,163
---------------------------------------------------------------------

BANKS (REGIONAL) - 0.64%

AmSouth Bancorporation                            25,000    1,357,812
---------------------------------------------------------------------
North Fork Bancorporation, Inc.                   18,100      607,479
---------------------------------------------------------------------
TCF Financial Corp.                               40,000    1,357,500
---------------------------------------------------------------------
                                                            3,322,791
---------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.08%

Coca-Cola Enterprises Inc.                        11,800      419,637
---------------------------------------------------------------------

BIOTECHNOLOGY - 0.07%

Curative Technologies, Inc.(a)                    12,600      382,725
---------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.22%

CanWest Global Communications Corp. (Canada)      77,700    1,398,600
---------------------------------------------------------------------
Chancellor Media Corp.(a)                          3,636      271,337
---------------------------------------------------------------------
Clear Channel Communications, Inc.(a)             27,600    2,192,475
---------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                      22,100    1,033,175
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                     27,500    1,460,937
---------------------------------------------------------------------
                                                            6,356,524
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 3.01%

ADC Telecommunications, Inc.(a)                  116,700    4,872,225
---------------------------------------------------------------------
Brightpoint, Inc.(a)                              67,200      932,400
---------------------------------------------------------------------
DSC Communications Corp.(a)                      107,300    2,575,200
---------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)              35,000      892,500
---------------------------------------------------------------------
PairGain Technologies, Inc.(a)                    63,100    1,222,562
---------------------------------------------------------------------
REMEC, Inc.(a)                                     7,500      168,750
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                          49,000      820,750
---------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)      21,420      799,234
---------------------------------------------------------------------
Tellabs, Inc.(a)                                  64,800    3,426,300
---------------------------------------------------------------------
                                                           15,709,921
---------------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (HARDWARE) - 2.55%

Citrix Systems, Inc.(a)                       10,000 $    760,000
-----------------------------------------------------------------
Comdisco, Inc.                                68,500    2,290,468
-----------------------------------------------------------------
Compaq Computer Corp.                         41,500    2,342,156
-----------------------------------------------------------------
Concord EFS, Inc.(a)                         118,200    2,940,225
-----------------------------------------------------------------
Dell Computer Corp.(a)                        34,000    2,856,000
-----------------------------------------------------------------
IDX Systems Corp.(a)                          19,600      725,200
-----------------------------------------------------------------
Micron Electronics, Inc.(a)                   29,800      271,925
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                     28,300    1,128,463
-----------------------------------------------------------------
                                                       13,314,437
-----------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.34%

Bay Networks, Inc.(a)                        120,800    3,087,950
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                        34,950    1,948,463
-----------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)          56,000    1,953,000
-----------------------------------------------------------------
                                                        6,989,413
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.11%

Adaptec, Inc.(a)                              77,700    2,884,612
-----------------------------------------------------------------
EMC Corp.(a)                                 129,200    3,544,925
-----------------------------------------------------------------
Iomega Corp.(a)                              114,000    1,417,875
-----------------------------------------------------------------
Lexmark International Group, Inc.(a)          19,200      729,600
-----------------------------------------------------------------
MicroTouch Systems, Inc.(a)                    5,400       85,050
-----------------------------------------------------------------
SMART Modular Technologies, Inc.(a)           15,000      345,000
-----------------------------------------------------------------
Storage Technology Corp.(a)                   32,600    2,019,164
-----------------------------------------------------------------
                                                       11,026,226
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.42%

America Online, Inc.(a)                        7,700      686,744
-----------------------------------------------------------------
Applied Voice Technology, Inc.(a)             10,000      282,500
-----------------------------------------------------------------
Aspect Development, Inc.(a)                   12,500      650,000
-----------------------------------------------------------------
Autodesk, Inc.                                38,500    1,424,500
-----------------------------------------------------------------
Avant! Corp.(a)                               28,600      479,050
-----------------------------------------------------------------
BMC Software, Inc.(a)                         66,700    4,377,188
-----------------------------------------------------------------
Broderbund Software, Inc.(a)                  35,000      896,875
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)              135,900    3,329,550
-----------------------------------------------------------------
CBT Group PLC-ADR (Ireland)(a)                   900       73,913
-----------------------------------------------------------------
Computer Associates International, Inc.       56,250    2,974,219
-----------------------------------------------------------------
Compuware Corp.(a)                           156,600    5,011,200
-----------------------------------------------------------------
Electronic Arts, Inc.(a)                      45,000    1,701,563
-----------------------------------------------------------------
Electronics for Imaging, Inc.(a)               4,600       76,475
-----------------------------------------------------------------
HBO & Co.                                     94,688    4,545,024
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                 SHARES        VALUE
COMPUTERS (SOFTWARE & SERVICES) - (CONTINUED)

Microsoft Corp.(a)                                  18,300 $  2,365,275
-----------------------------------------------------------------------
Network Associates, Inc.(a)                          7,900      417,713
-----------------------------------------------------------------------
Oracle Corp.(a)                                     30,662      684,146
-----------------------------------------------------------------------
Parametric Technology Co.(a)                        59,800    2,833,025
-----------------------------------------------------------------------
Platinum Technology, Inc.(a)                        66,800    1,887,100
-----------------------------------------------------------------------
Security Dynamics Technologies, Inc.(a)             34,400    1,229,800
-----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                          75,055    2,884,927
-----------------------------------------------------------------------
Sterling Software, Inc.(a)                          16,800      688,800
-----------------------------------------------------------------------
Symantec Corp.(a)                                   38,000      833,625
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                   69,000    2,466,750
-----------------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)            18,600      627,750
-----------------------------------------------------------------------
Wind River Systems(a)                               15,000      595,313
-----------------------------------------------------------------------
                                                             44,023,025
-----------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.29%

Action Performance Companies, Inc.(a)               16,000      606,000
-----------------------------------------------------------------------
Blyth Industries, Inc.(a)                           30,400      910,100
-----------------------------------------------------------------------
                                                              1,516,100
-----------------------------------------------------------------------

CONSUMER FINANCE - 3.35%

Aames Financial Corp.                               30,150      390,066
-----------------------------------------------------------------------
Capital One Financial Corp.                         39,100    2,118,731
-----------------------------------------------------------------------
ContiFinancial Corp.(a)                             15,000      377,813
-----------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)                  48,000    1,842,000
-----------------------------------------------------------------------
Household International, Inc.                       39,600    5,051,475
-----------------------------------------------------------------------
IMC Mortgage Co.(a)                                 62,000      736,250
-----------------------------------------------------------------------
MBNA Corp.                                         103,988    2,840,159
-----------------------------------------------------------------------
Money Store, Inc. (The)                             40,000      840,000
-----------------------------------------------------------------------
Providian Financial Corp.                           20,000      903,750
-----------------------------------------------------------------------
SLM Holding Corp.                                   17,500    2,434,688
-----------------------------------------------------------------------
                                                             17,534,932
-----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.94%

Cardinal Health, Inc.                               43,025    3,232,253
-----------------------------------------------------------------------
McKesson Corp.                                      15,600    1,687,725
-----------------------------------------------------------------------
                                                              4,919,978
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.84%

American Power Conversion Corp.(a)                  49,800    1,176,525
-----------------------------------------------------------------------
Avid Technology, Inc.(a)                            18,700      500,225
-----------------------------------------------------------------------
AVX Corp.                                           39,300      724,594
-----------------------------------------------------------------------
Berg Electronics Corp.(a)                           27,200      618,800
-----------------------------------------------------------------------
Black Box Corp.(a)                                  19,400      686,275
-----------------------------------------------------------------------
HADCO Corp.(a)                                      17,500      791,875
-----------------------------------------------------------------------
Kemet Corp.(a)                                      39,000      755,625
-----------------------------------------------------------------------
Molex, Inc.                                          4,300      138,138
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 13,133      377,552
-----------------------------------------------------------------------
Sanmina Corp.(a)                                    25,000    1,693,750
-----------------------------------------------------------------------
Sawtek Inc.(a)                                      14,900      392,988
-----------------------------------------------------------------------
SCI Systems, Inc.(a)                                92,400    4,025,175
-----------------------------------------------------------------------
Solectron Corp.(a)                                  39,200    1,629,250
-----------------------------------------------------------------------
Symbol Technologies, Inc.                           35,000    1,321,250
-----------------------------------------------------------------------
                                                             14,832,022
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.82%

Arrow Electronics, Inc.(a)                           50,400 $  1,634,850
------------------------------------------------------------------------
Avnet, Inc.                                          28,100    1,854,600
------------------------------------------------------------------------
Kent Electronics Corp.(a)                            31,600      793,950
------------------------------------------------------------------------
                                                               4,283,400
------------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.79%

Methode Electronics, Inc.-Class A                    39,450      641,063
------------------------------------------------------------------------
Perkin-Elmer Corp.                                   36,200    2,572,463
------------------------------------------------------------------------
Tektronix, Inc.                                      23,100      916,781
------------------------------------------------------------------------
                                                               4,130,307
------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.72%

Altera Corp.(a)                                      69,000    2,285,625
------------------------------------------------------------------------
ANADIGICS, Inc.(a)                                   25,000      753,125
------------------------------------------------------------------------
Analog Devices, Inc.(a)                              64,700    1,791,381
------------------------------------------------------------------------
ASM Lithography Holding N.V. (Netherlands)(a)        11,600      783,000
------------------------------------------------------------------------
Atmel Corp.(a)                                       74,400    1,381,050
------------------------------------------------------------------------
Burr-Brown Corp.(a)                                  27,700      889,863
------------------------------------------------------------------------
Dallas Semiconductor Corp.                           38,400    1,564,800
------------------------------------------------------------------------
Intel Corp.                                          18,800    1,320,700
------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                       32,400    1,534,950
------------------------------------------------------------------------
Linear Technology Corp.                              45,100    2,598,888
------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                  137,800    4,754,100
------------------------------------------------------------------------
Microchip Technology, Inc.(a)                       107,500    3,225,000
------------------------------------------------------------------------
National Semiconductor Corp.(a)                     103,000    2,671,563
------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                  25,000      775,000
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Taiwan)(a)                                         19,000      345,563
------------------------------------------------------------------------
Texas Instruments, Inc.                              20,000      900,000
------------------------------------------------------------------------
Unitrode Corp.(a)                                    14,000      301,000
------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                       18,000      679,500
------------------------------------------------------------------------
Xilinx, Inc.(a)                                      38,000    1,332,375
------------------------------------------------------------------------
                                                              29,887,483
------------------------------------------------------------------------

ENTERTAINMENT - 0.20%

Regal Cinemas, Inc.(a)                               37,500    1,045,313
------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.41%

Applied Materials, Inc.(a)                           35,700    1,075,463
------------------------------------------------------------------------
BMC Industries, Inc.                                  5,000       80,625
------------------------------------------------------------------------
Etec Systems, Inc.(a)                                10,000      465,000
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                  47,600    1,838,550
------------------------------------------------------------------------
Lam Research Corp.(a)                                52,700    1,541,475
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                            41,000    1,324,813
------------------------------------------------------------------------
Teradyne, Inc.(a)                                    33,000    1,056,000
------------------------------------------------------------------------
                                                               7,381,926
------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.36%

MGIC Investment Corp.                                78,000    5,187,000
------------------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)                  9,900      330,413
------------------------------------------------------------------------
SunAmerica, Inc.                                     37,500    1,603,125
------------------------------------------------------------------------
                                                               7,120,538
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                             MARKET
                                                 SHARES      VALUE
FOOTWEAR - 0.26%

Adidas A.G. (Germany)                               4,000 $    526,070
----------------------------------------------------------------------
Wolverine World Wide, Inc.                         37,900      857,488
----------------------------------------------------------------------
                                                             1,383,558
----------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.20%

International Game Technology                      26,700      674,175
----------------------------------------------------------------------
MGM Grand, Inc.(a)                                 10,000      360,625
----------------------------------------------------------------------
                                                             1,034,800
----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.29%

Alpharma, Inc.                                     12,750      277,313
----------------------------------------------------------------------
Biovail Corporation International (Canada)(a)      10,000      390,625
----------------------------------------------------------------------
Columbia Laboratories, Inc.(a)                     20,000      317,500
----------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                      32,300    1,481,763
----------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    64,200    3,286,238
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       21,200    1,045,425
----------------------------------------------------------------------
Jones Medical Industries, Inc.                     47,500    1,816,875
----------------------------------------------------------------------
Mylan Laboratories, Inc.                           60,300    1,262,531
----------------------------------------------------------------------
Parexel International Corp.(a)                     13,300      492,100
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    50,000    1,621,875
----------------------------------------------------------------------
                                                            11,992,245
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.92%

Health Management Associates, Inc.-Class A(a)     201,768    5,094,642
----------------------------------------------------------------------
Quorum Health Group, Inc.(a)                       69,500    1,815,688
----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         148,465    4,917,903
----------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         68,400    3,445,650
----------------------------------------------------------------------
                                                            15,273,883
----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.82%

Beverly Enterprises, Inc.(a)                       90,000    1,170,000
----------------------------------------------------------------------
Health Care and Retirement Corp.(a)                70,000    2,817,500
----------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              199,500    5,536,125
----------------------------------------------------------------------
                                                             9,523,625
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.20%

American Oncology Resources, Inc.(a)               10,000      160,000
----------------------------------------------------------------------
Concentra Managed Care, Inc.(a)                    41,500    1,400,625
----------------------------------------------------------------------
Express Scripts, Inc.-Class A(a)                   21,800    1,308,000
----------------------------------------------------------------------
HealthCare COMPARE Corp.(a)                        24,100    1,232,113
----------------------------------------------------------------------
PhyCor, Inc.(a)                                    81,300    2,195,100
----------------------------------------------------------------------
                                                             6,295,838
----------------------------------------------------------------------

                                                      MARKET
                                            SHARES    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.54%

Arterial Vascular Engineering, Inc.(a)       15,200 $  988,000
--------------------------------------------------------------
Biomet, Inc.                                 37,200    953,250
--------------------------------------------------------------
Dentsply International, Inc.                 32,000    976,000
--------------------------------------------------------------
Guidant Corp.                                21,600  1,344,600
--------------------------------------------------------------
Henry Schein, Inc.(a)                        28,485    996,975
--------------------------------------------------------------
Medtronic, Inc.                              33,500  1,752,469
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)           33,000    709,500
--------------------------------------------------------------
Quintiles Transnational Corp.(a)             35,600  1,361,700
--------------------------------------------------------------
Sofamor Danek Group, Inc.(a)                 12,000    780,750
--------------------------------------------------------------
Stryker Corp.                                14,200    528,950
--------------------------------------------------------------
Sybron International Corp.(a)                61,800  2,900,738
--------------------------------------------------------------
                                                    13,292,932
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.21%

American HomePatient, Inc.(a)                22,050    518,175
--------------------------------------------------------------
Covance, Inc.(a)                             82,525  1,640,184
--------------------------------------------------------------
FPA Medical Management, Inc.(a)              56,600  1,054,175
--------------------------------------------------------------
Lincare Holdings, Inc.(a)                    40,500  2,308,500
--------------------------------------------------------------
Omnicare, Inc.                              143,900  4,460,900
--------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)      15,000    249,375
--------------------------------------------------------------
PharMerica, Inc.(a)                          40,959    424,950
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)           31,333    861,658
--------------------------------------------------------------
Transition Systems, Inc.(a)                     600     13,275
--------------------------------------------------------------
                                                    11,531,192
--------------------------------------------------------------

HOMEBUILDING - 0.29%

Clayton Homes, Inc.                          65,000  1,170,000
--------------------------------------------------------------
Oakwood Homes Corp.                          10,100    335,194
--------------------------------------------------------------
                                                     1,505,194
--------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.28%

Leggett & Platt, Inc.                        35,000  1,465,625
--------------------------------------------------------------

HOUSEWARES - 0.05%

Central Garden and Pet Co.(a)                10,000    262,500
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.64%

Everest Reinsurance Holdings, Inc.           35,000  1,443,750
--------------------------------------------------------------
Executive Risk Inc.                           4,400    307,175
--------------------------------------------------------------
HCC Insurance Holdings, Inc.                  9,200    195,500
--------------------------------------------------------------
Mercury General Corp.                        25,000  1,381,250
--------------------------------------------------------------
                                                     3,327,675
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.20%

Paine Webber Group Inc.                      30,000  1,036,875
--------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
INVESTMENT MANAGEMENT - 0.54%

Franklin Resources, Inc.                      11,500 $    999,779
-----------------------------------------------------------------
T. Rowe Price Associates, Inc.                29,000    1,823,375
-----------------------------------------------------------------
                                                        2,823,154
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.64%

Callaway Golf Co.                             16,900      482,706
-----------------------------------------------------------------
GTECH Holdings Corp.(a)                       21,300      680,269
-----------------------------------------------------------------
Harley-Davidson, Inc.                         53,600    1,467,300
-----------------------------------------------------------------
North Face, Inc. (The)(a)                     12,500      275,000
-----------------------------------------------------------------
Speedway Motorsports, Inc.(a)                 17,900      444,144
-----------------------------------------------------------------
                                                        3,349,419
-----------------------------------------------------------------

LODGING (HOTELS) - 0.47%

Choice Hotels International, Inc.(a)          36,000      576,000
-----------------------------------------------------------------
Promus Hotel Corp.(a)                         42,544    1,786,838
-----------------------------------------------------------------
Sunburst Hospitality Corp.(a)                 12,000      118,500
-----------------------------------------------------------------
                                                        2,481,338
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.02%

AMETEK, Inc.                                   9,000      243,000
-----------------------------------------------------------------
Hillenbrand Industries, Inc.                  26,200    1,341,113
-----------------------------------------------------------------
Pentair, Inc.                                 14,500      521,094
-----------------------------------------------------------------
Thermo Electron Corp.(a)                      44,300    1,971,350
-----------------------------------------------------------------
Tyco International Ltd. (Bermuda)             27,936    1,258,866
-----------------------------------------------------------------
                                                        5,335,423
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.74%

Cognex Corp.(a)                               42,500    1,158,125
-----------------------------------------------------------------
Diebold, Inc.                                 32,100    1,625,063
-----------------------------------------------------------------
US Filter Corp.(a)                            36,100    1,080,740
-----------------------------------------------------------------
                                                        3,863,928
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.20%

Herman Miller, Inc.                           14,000      763,875
-----------------------------------------------------------------
HON INDUSTRIES, Inc.                           4,900      289,100
-----------------------------------------------------------------
                                                        1,052,975
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 8.60%

Baker Hughes, Inc.                            38,500    1,679,563
-----------------------------------------------------------------
BJ Services Co.(a)                            43,000    3,093,313
-----------------------------------------------------------------
Camco International, Inc.                     41,500    2,643,031
-----------------------------------------------------------------
Cooper Cameron Corp.(a)                       44,000    2,684,000
-----------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)       30,200      545,488
-----------------------------------------------------------------
Diamond Offshore Drilling, Inc.               37,500    1,804,688
-----------------------------------------------------------------
ENSCO International, Inc.                     42,500    1,423,750
-----------------------------------------------------------------
EVI, Inc.(a)                                  35,600    1,842,300
-----------------------------------------------------------------

                                                        MARKET
                                              SHARES    VALUE
OIL & GAS (DRILLING & EQUIPMENT) - (CONTINUED)

Falcon Drilling Co., Inc.(a)                   59,000 $2,068,688
----------------------------------------------------------------
Global Industries Ltd.(a)                      85,000  1,445,000
----------------------------------------------------------------
Global Marine, Inc.(a)                         27,000    661,500
----------------------------------------------------------------
Halliburton Co.                                19,200    997,200
----------------------------------------------------------------
Input/Output, Inc.(a)                          58,500  1,736,719
----------------------------------------------------------------
Lone Star Technologies, Inc.(a)                27,000    766,125
----------------------------------------------------------------
Marine Drilling Companies, Inc.(a)             64,800  1,344,600
----------------------------------------------------------------
Nabors Industries, Inc.(a)                     57,400  1,804,513
----------------------------------------------------------------
National-Oilwell, Inc.(a)                      36,600  1,251,263
----------------------------------------------------------------
Noble Drilling Corp.(a)                        45,000  1,378,125
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)     15,000    971,250
----------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)           60,000  1,462,500
----------------------------------------------------------------
Pride International, Inc.(a)                   79,500  2,007,375
----------------------------------------------------------------
Rowan Companies, Inc.(a)                       41,000  1,250,500
----------------------------------------------------------------
Santa Fe International Corp.                   14,100    573,694
----------------------------------------------------------------
Smith International, Inc.(a)                   35,300  2,166,538
----------------------------------------------------------------
Transocean Offshore Inc.                       49,000  2,361,188
----------------------------------------------------------------
Varco International, Inc.(a)                  116,600  2,499,613
----------------------------------------------------------------
Veritas DGC, Inc.(a)                           35,800  1,414,100
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)                   25,000  1,093,750
----------------------------------------------------------------
                                                      44,970,374
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.08%

Apache Corp.                                   30,000  1,051,875
----------------------------------------------------------------
Burlington Resources, Inc.                     29,100  1,304,044
----------------------------------------------------------------
Ocean Energy, Inc.(a)                          26,000  1,282,125
----------------------------------------------------------------
Pioneer Natural Resources Co.                  13,000    376,188
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)             80,000    900,000
----------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)   15,000    750,000
----------------------------------------------------------------
                                                       5,664,232
----------------------------------------------------------------

PERSONAL CARE - 0.54%

Perrigo Co.(a)                                 75,000  1,003,125
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                        60,200  1,817,288
----------------------------------------------------------------
                                                       2,820,413
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.28%

Xerox Corp.                                    19,600  1,446,725
----------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.36%

AES Corp.(a)                                   40,000  1,865,000
----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
RESTAURANTS - 1.39%

Apple South, Inc.                             77,800 $  1,021,125
-----------------------------------------------------------------
Applebee's International, Inc.                53,600      968,150
-----------------------------------------------------------------
Brinker International, Inc.(a)                36,600      585,600
-----------------------------------------------------------------
CKE Restaurants, Inc.                         35,900    1,512,288
-----------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.        40,000    1,335,000
-----------------------------------------------------------------
Foodmaker, Inc.(a)                            10,000      150,625
-----------------------------------------------------------------
Outback Steakhouse, Inc.(a)                   21,000      603,750
-----------------------------------------------------------------
Starbucks Corp.(a)                            28,200    1,082,175
-----------------------------------------------------------------
                                                        7,258,713
-----------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.60%

Eagle Hardware & Garden, Inc.(a)              37,500      726,563
-----------------------------------------------------------------
Fastenal Co.                                  14,500      554,625
-----------------------------------------------------------------
Home Depot, Inc.                              10,950      644,681
-----------------------------------------------------------------
Lowe's Companies, Inc.                        25,000    1,192,188
-----------------------------------------------------------------
                                                        3,118,057
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.09%

Best Buy Co., Inc.(a)                         36,800    1,357,000
-----------------------------------------------------------------
CHS Electronics, Inc.(a)                      75,000    1,284,375
-----------------------------------------------------------------
CompUSA, Inc.(a)                             116,700    3,617,700
-----------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                 40,700    1,185,388
-----------------------------------------------------------------
Tech Data Corp.(a)                            89,900    3,494,863
-----------------------------------------------------------------
                                                       10,939,326
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.67%

Kohl's Corp.(a)                               18,400    1,253,500
-----------------------------------------------------------------
Nordstrom, Inc.                               28,100    1,696,538
-----------------------------------------------------------------
Proffitt's, Inc.(a)                           20,200      574,438
-----------------------------------------------------------------
                                                        3,524,476
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.81%

Consolidated Stores Corp.(a)                  95,162    4,181,180
-----------------------------------------------------------------
Dollar General Corp.                          24,002      870,073
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                   37,650    1,557,769
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                55,750    1,937,313
-----------------------------------------------------------------
Ross Stores, Inc.                             24,600      894,825
-----------------------------------------------------------------
                                                        9,441,160
-----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.68%

CVS Corp.                                      7,773      497,958
-----------------------------------------------------------------
Rite Aid Corp.                                52,280    3,068,183
-----------------------------------------------------------------
                                                        3,566,141
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.92%

American Stores Co.                           11,100      228,244
-----------------------------------------------------------------
Kroger Co.(a)                                103,500    3,823,031
-----------------------------------------------------------------
Quality Food Centers, Inc.(a)                 14,800      991,600
-----------------------------------------------------------------
Safeway, Inc.(a)                              78,700    4,977,775
-----------------------------------------------------------------
                                                       10,020,650
-----------------------------------------------------------------

                                                        MARKET
                                            SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.88%

Costco Companies, Inc.(a)                     17,400 $    776,475
-----------------------------------------------------------------
Dayton Hudson Corp.                           28,800    1,944,000
-----------------------------------------------------------------
Fred Meyer, Inc.(a)                           51,600    1,876,950
-----------------------------------------------------------------
                                                        4,597,425
-----------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.78%

CDW Computer Centers, Inc.(a)                 58,500    3,049,313
-----------------------------------------------------------------
Micro Warehouse, Inc.(a)                      72,900    1,016,044
-----------------------------------------------------------------
                                                        4,065,357
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 3.95%

AutoZone, Inc.(a)                             20,000      580,000
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                    45,500    1,751,750
-----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)            19,100      250,688
-----------------------------------------------------------------
General Nutrition Companies, Inc.(a)          39,200    1,332,800
-----------------------------------------------------------------
Hollywood Entertainment Corp.(a)              67,800      720,375
-----------------------------------------------------------------
Inacom Corp.(a)                               20,600      578,088
-----------------------------------------------------------------
Michaels Stores, Inc.(a)                      57,500    1,681,875
-----------------------------------------------------------------
Office Depot, Inc.(a)                         84,400    2,020,325
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                25,600      614,400
-----------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                    30,100      731,806
-----------------------------------------------------------------
Staples, Inc.(a)                             135,925    3,771,919
-----------------------------------------------------------------
Tiffany & Co.                                 41,100    1,482,169
-----------------------------------------------------------------
Toys "R" Us, Inc.(a)                          28,400      892,825
-----------------------------------------------------------------
Viking Office Products, Inc.(a)              117,300    2,558,606
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                      39,600    1,658,250
-----------------------------------------------------------------
                                                       20,625,876
-----------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.67%

Gap, Inc.                                     49,050    1,738,209
-----------------------------------------------------------------
The TJX Companies, Inc.                       51,500    1,770,313
-----------------------------------------------------------------
                                                        3,508,522
-----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.16%

Dime Bancorp, Inc.                            27,300      825,825
-----------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.31%

Omnicom Group, Inc.                           38,800    1,644,150
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.27%

Avis Rent A Car, Inc.(a)                      30,000      958,125
-----------------------------------------------------------------
Cendant Corp.(a)                              42,535    1,462,136
-----------------------------------------------------------------
Cerner Corp.(a)                               74,200    1,567,475
-----------------------------------------------------------------
Cintas Corp.                                   8,000      312,000
-----------------------------------------------------------------
Equity Corp. International(a)                 13,800      319,125
-----------------------------------------------------------------
Service Corp. International                  129,000    4,764,931
-----------------------------------------------------------------
Stewart Enterprises, Inc.- Class A            53,750    2,506,094
-----------------------------------------------------------------
                                                       11,889,886
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                           MARKET
                                              SHARES       VALUE
SERVICES (COMPUTER SYSTEMS) - 1.29%

Cambridge Technology Partners, Inc.(a)          17,800 $    740,925
-------------------------------------------------------------------
Gartner Group, Inc.(a)                          70,500    2,626,125
-------------------------------------------------------------------
Shared Medical Systems Corp.                    25,600    1,689,600
-------------------------------------------------------------------
SunGard Data Systems Inc.(a)                    55,200    1,711,200
-------------------------------------------------------------------
                                                          6,767,850
-------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.47%

Affiliated Computer Services, Inc.(a)           30,500      802,531
-------------------------------------------------------------------
The BISYS Group, Inc.(a)                        12,000      399,000
-------------------------------------------------------------------
Ceridian Corp.(a)                               25,700    1,177,381
-------------------------------------------------------------------
CSG Systems International, Inc.(a)              27,400    1,096,000
-------------------------------------------------------------------
DST Systems, Inc.(a)                            34,800    1,485,525
-------------------------------------------------------------------
Equifax, Inc.                                   14,000      496,125
-------------------------------------------------------------------
Fiserv, Inc.(a)                                 51,900    2,549,588
-------------------------------------------------------------------
National Data Corp.                             22,500      812,813
-------------------------------------------------------------------
Paychex, Inc.                                   67,350    3,409,594
-------------------------------------------------------------------
PMT Services, Inc.(a)                           50,500      700,688
-------------------------------------------------------------------
                                                         12,929,245
-------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.13%

AccuStaff, Inc.(a)                              29,300      673,900
-------------------------------------------------------------------

SPECIALTY PRINTING - 0.25%

Valassis Communications, Inc.(a)                35,000    1,295,000
-------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.32%

Nokia Oyj A.B.-Class A (Finland)                 4,300      300,553
-------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)            19,600    1,372,000
-------------------------------------------------------------------
                                                          1,672,553
-------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.44%

Billing Information Concepts(a)                 31,000    1,488,000
-------------------------------------------------------------------
CIENA Corp.(a)                                  39,100    2,389,988
-------------------------------------------------------------------
LCI International, Inc.(a)                     118,600    3,646,950
-------------------------------------------------------------------
                                                          7,524,938
-------------------------------------------------------------------

TELEPHONE - 0.27%

Cincinnati Bell, Inc.                           46,300    1,435,300
-------------------------------------------------------------------

TEXTILES (APPAREL) - 1.52%

Jones Apparel Group, Inc.(a)                    44,900    1,930,700
-------------------------------------------------------------------
Liz Claiborne, Inc.                             41,500    1,735,210
-------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                    51,600    1,199,700
-------------------------------------------------------------------
St. John Knits, Inc.                            26,700    1,068,000
-------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                         57,100    2,005,630
-------------------------------------------------------------------
                                                          7,939,240
-------------------------------------------------------------------

TEXTILES (SPECIALTY) - 0.39%

Unifi, Inc.                                     49,500    2,014,031
-------------------------------------------------------------------
TRUCKS & PARTS - 0.05%
Wabash National Corp.                           10,000      284,375
-------------------------------------------------------------------

                                                        MARKET
                                          SHARES        VALUE
WASTE MANAGEMENT - 1.06%

Thermo Instrument Systems, Inc.(a)           42,125 $  1,450,680
----------------------------------------------------------------
USA Waste Services, Inc.(a)                 104,675    4,108,497
----------------------------------------------------------------
                                                       5,559,177
----------------------------------------------------------------
  Total Common Stocks                                495,129,258
----------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

MGIC Investment Corp.-$3.12 Conv. Pfd.        3,500      388,500
----------------------------------------------------------------

RIGHTS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

Newcourt Credit Group, Inc. (Canada)         11,400      374,775
----------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT
CONVERTIBLE CORPORATE BONDS - 0.14%

COMPUTERS (PERIPHERALS) - 0.14%

EMC Corp., Conv. Sub. Notes, 3.25%,
 03/15/02                               $   550,000      742,363
----------------------------------------------------------------

REPURCHASE AGREEMENTS - 3.67%(b)

Goldman Sachs & Co., 6.53%,
 01/02/98(c)                                509,896      509,896
----------------------------------------------------------------
Smith Barney, Inc., 6.75%,
 01/02/98(d)                             18,650,989   18,650,989
----------------------------------------------------------------
  Total Repurchase Agreements                         19,160,885
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.66%                           515,795,781
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.34%                  6,984,297
----------------------------------------------------------------
NET ASSETS - 100.00%                                $522,780,078
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14% due 01/08/98 to 05/15/21 with a market value at 12/31/97 of
    $918,902,583.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with a market value at 12/31/97 of
    $408,000,323.

Abbreviations:
ADR- American Depositary Receipt
Conv.- Convertible
Pfd.- Preferred
Sub.- Subordinated

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $404,013,691)          $515,795,781
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,116,531
----------------------------------------------------------------------
 Capital stock sold                                            344,734
----------------------------------------------------------------------
 Dividends and interest                                        129,747
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,105
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Other assets                                                       970
----------------------------------------------------------------------
  Total assets                                             525,407,833
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,977,594
----------------------------------------------------------------------
 Capital stock reacquired                                      301,121
----------------------------------------------------------------------
 Deferred compensation plan                                     19,105
----------------------------------------------------------------------
Accrued advisory fees                                          287,049
----------------------------------------------------------------------
Accrued directors' fees                                          2,657
----------------------------------------------------------------------
Accrued administrative service fees                              3,404
----------------------------------------------------------------------
Accrued operating expenses                                      36,825
----------------------------------------------------------------------
  Total liabilities                                          2,627,755
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $522,780,078
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                24,031,390
======================================================================
Net asset value, offering and redemption price per share  $      21.75
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $19,940 foreign withholding tax)             $ 1,141,020
---------------------------------------------------------------------------
Interest                                                         3,099,764
---------------------------------------------------------------------------
  Total investment income                                        4,240,784
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    3,083,708
---------------------------------------------------------------------------
Administrative service fees                                         43,588
---------------------------------------------------------------------------
Custodian fees                                                      85,219
---------------------------------------------------------------------------
Directors' fees and expenses                                        10,814
---------------------------------------------------------------------------
Organizational costs                                                 2,892
---------------------------------------------------------------------------
Other                                                              105,711
---------------------------------------------------------------------------
  Total expenses                                                 3,331,932
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (5,157)
---------------------------------------------------------------------------
  Net expenses                                                   3,326,775
---------------------------------------------------------------------------
Net investment income                                              914,009
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:

Investment securities                                           11,600,242
---------------------------------------------------------------------------
Foreign currencies                                                  (1,983)
---------------------------------------------------------------------------
Futures contracts                                                4,557,682
---------------------------------------------------------------------------
                                                                16,155,941
---------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

Investment securities                                           36,215,593
---------------------------------------------------------------------------
Futures contracts                                                 (261,890)
---------------------------------------------------------------------------
                                                                35,953,703
---------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                              52,109,644
---------------------------------------------------------------------------
Net increase in net assets resulting from operations           $53,023,653
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $    914,009  $    521,505
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities, foreign currencies and futures
  contracts                                          16,155,941     6,958,471
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and futures contracts                   35,953,703    36,611,035
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       53,023,653    44,091,011
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (536,874)     (546,109)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (6,902,664)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions        107,132,798   114,365,840
------------------------------------------------------------------------------
   Net increase in net assets                       152,716,913   157,910,742
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  370,063,165   212,152,423
------------------------------------------------------------------------------
 End of year                                       $522,780,078  $370,063,165
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $394,408,721  $287,275,923
------------------------------------------------------------------------------
 Undistributed net investment income                    876,543       491,407
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and futures
  contracts                                          15,712,724     6,467,448
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                             111,782,090    75,828,387
------------------------------------------------------------------------------
                                                   $522,780,078  $370,063,165
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are

                      AIM V.I. CAPITAL APPRECIATION FUND
   determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased by $8,001 and undistributed net realized gains decreased by $8,001 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company AIM, with respect to the Fund, the Company has agreed to reimburse certain costs incurred in providing accounting services to the Fund.
During the year ended December 31, 1997, AIM was reimbursed $43,588 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,296 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,946 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,211 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,157 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $405,928,809 and $281,447,431, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $131,285,959
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (20,124,306)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $111,161,653
===========================================================================

 Cost of investments for tax purposes is $404,634,128.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT      SHARES       AMOUNT
                           ----------  ------------  ---------  ------------
Sold                        9,656,144  $202,278,514  7,080,357  $129,652,839
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                357,327     7,439,538     28,864       546,109
-----------------------------------------------------------------------------
Reacquired                 (5,025,910) (102,585,254)  (887,800)  (15,833,108)
-----------------------------------------------------------------------------
                            4,987,561  $107,132,798  6,221,421  $114,365,840
=============================================================================

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.43        $  16.55  $  12.05     $ 12.58   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.03            0.02      0.04        0.05        --
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.58            2.89      4.46       (0.54)     2.59
----------------------------------------------------------------------------------
   Total from investment
    operations                2.61            2.91      4.50       (0.49)     2.59
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.02)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
  Dividends from net
   realized gains            (0.27)             --        --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.29)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  21.75        $  19.43  $  16.55     $ 12.05   $ 12.58
==================================================================================
Total return(a)              13.51%          17.58%    37.38%      (3.91)%   25.90%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $522,642        $370,063  $212,152     $88,177   $35,354
==================================================================================
Ratio of expenses to
 average net assets           0.68%(b)(c)     0.73%     0.75%(d)    0.84%     1.06%(d)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.18%(b)        0.18%     0.39%(d)    0.46%     0.07%(d)
==================================================================================
Portfolio turnover rate         65%             59%       37%         81%       34%
==================================================================================
Average brokerage
 commission rate(e)       $ 0.0577        $ 0.0592       N/A         N/A       N/A
==================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $493,118,049.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 65.11%

AGRICULTURAL PRODUCTS - 0.17%

Hines Horticulture, Inc., Series B Sr. Gtd. Sub.
 Notes, 11.75%, 10/15/05                                $   140,000 $   154,700
-------------------------------------------------------------------------------

AIRLINES - 3.05%

Airplanes Pass Through Trust, Sub. Bonds, 10.875%,
 03/15/19                                                   300,000     337,689
-------------------------------------------------------------------------------
America West Airlines, Pass Through Certificates,
 6.86%, 07/02/04                                            882,000     888,632
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%,
 05/15/16                                                   825,000     975,488
-------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Certificates,
 9.56%, 10/19/18                                            425,000     522,640
-------------------------------------------------------------------------------
                                                                      2,724,449
-------------------------------------------------------------------------------

AUTOMOBILES - 0.55%

General Motors Corp., Deb., 8.80%, 03/01/21                 400,000     491,084
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 1.02%

First Union Bancorp, Sub. Deb., 7.50%, 04/15/35             800,000     913,944
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

Bankers Trust New York Corp., Gtd. Notes, 7.875%,
 02/25/27                                                   600,000     618,579
-------------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%,
 12/13/06                                                   750,000     766,283
-------------------------------------------------------------------------------
                                                                      1,384,862
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.51%

Mercantile Bank,
 Sub. Notes, 6.375%, 01/15/04                               300,000     299,106
-------------------------------------------------------------------------------
 Unsec. Sub. Notes, 7.30%, 06/15/07                       1,000,000   1,052,930
-------------------------------------------------------------------------------
                                                                      1,352,036
-------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.27%

Coca-Cola Enterprises, Inc., Putable Notes, 6.72%,
 06/20/20(b)                                              5,000,000   1,132,650
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.18%

Cablevision Systems Corp., Sr. Notes, 7.875%, 12/15/07      500,000     513,125
-------------------------------------------------------------------------------
Capstar Broadcasting Partners, Sr. Disc. Notes,
 12.75%, 02/01/09(c)                                        490,000     355,250
-------------------------------------------------------------------------------
Comcast Cable Communications, Notes, 8.50%, 05/01/27        500,000     583,750
-------------------------------------------------------------------------------
Diamond Cable Communications PLC (United Kingdom), Sr.
 Yankee Disc. Notes, 10.75%, 02/15/07(c)                  1,160,000     794,600
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - (CONTINUED)

EchoStar DBS Corp., Sr. Sec. Gtd. Notes, 12.50%,
 07/01/02                                               $   430,000 $   468,700
-------------------------------------------------------------------------------
Knology Holdings Inc., Units, 11.875%, 10/15/07
 (acquired 11/14/97; cost $310,500)(c)(d)(e)                600,000     327,000
-------------------------------------------------------------------------------
Rifkin Acquisition Partners L.L.P., Sr. Sub. Notes,
 11.125%, 01/15/06                                          100,000     111,000
-------------------------------------------------------------------------------
TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05         850,000     911,081
-------------------------------------------------------------------------------
TeleWest Communications PLC (United Kingdom), Sr.
 Yankee Disc. Deb., 11.00%, 10/01/07(c)                     300,000     234,750
-------------------------------------------------------------------------------
United International Holdings, Inc., Sr. Sec. Disc.
 Notes, 10.53%, 11/15/99(b)                                 400,000     330,000
-------------------------------------------------------------------------------
                                                                      4,629,256
-------------------------------------------------------------------------------

CHEMICALS - 3.70%

Nova Chemicals Ltd. (Canada), Yankee Deb., 7.00%,
 08/15/26                                                   750,000     770,925
-------------------------------------------------------------------------------
Solutia Inc., Bonds, 6.72%, 10/15/37                        750,000     763,148
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                           220,000     225,500
-------------------------------------------------------------------------------
Union Carbide Corp., Putable Deb., 6.79%, 06/01/25        1,500,000   1,540,800
-------------------------------------------------------------------------------
                                                                      3,300,373
-------------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.23%

Foamex International, Inc., Sr. Sub. Notes, 13.50%,
 08/15/05                                                   180,000     206,100
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.11%

Northern Telecom (Canada), Notes, 6.00%, 09/01/03           100,000      99,069
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.34%

Commemorative Brands, Sr. Sub. Notes, 11.00%, 01/15/07      300,000     302,250
-------------------------------------------------------------------------------

CONSUMER FINANCE - 2.10%

GMAC, Notes, 9.00%, 10/15/02                                750,000     834,510
-------------------------------------------------------------------------------
Household Finance Corp., Notes, 7.125%, 09/01/05          1,000,000   1,038,960
-------------------------------------------------------------------------------
                                                                      1,873,470
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.58%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                  190,000     190,475
-------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes, 11.25%, 04/01/07           300,000     324,750
-------------------------------------------------------------------------------
                                                                        515,225
-------------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.38%

AmeriServ Food Co., Gtd. Sr. Sub. Notes, 10.125%,
 07/15/07                                                   320,000     337,600
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)    VALUE
ELECTRIC COMPANIES - 0.81%

El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds, 8.90%, 02/01/06   $   500,000 $   553,575
------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds, 9.40%, 05/01/11       150,000     169,620
------------------------------------------------------------------------------
                                                                       723,195
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

Electronic Retailing Systems International, Inc., Sr.
 Disc. Notes, 13.25%, 02/01/04(c)                          590,000     395,300
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.20%

Advanced Micro Devices, Inc., Sr. Sec. Notes, 11.00%,
 08/01/03                                                  170,000     182,538
------------------------------------------------------------------------------

ENTERTAINMENT - 3.13%

Ascent Entertainment Group, Sr. Discount Notes,
 11.875%, 12/15/04 (acquired 12/17/97-12/18/97; cost
 $339,390)(c)(d)                                           600,000     351,000
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                    500,000     597,270
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                    750,000     823,665
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                              500,000     506,925
------------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                   500,000     513,855
------------------------------------------------------------------------------
                                                                     2,792,715
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.69%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                           750,000     839,175
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06        750,000     790,493
------------------------------------------------------------------------------
U.S. West Capital Funding Inc., Gtd. Notes, 6.95%,
 01/15/37                                                  750,000     775,403
------------------------------------------------------------------------------
                                                                     2,405,071
------------------------------------------------------------------------------

FOODS - 2.03%

ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,385,332
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                          380,000     431,300
------------------------------------------------------------------------------
                                                                     1,816,632
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.68%

Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                     180,000     204,300
------------------------------------------------------------------------------
Venetian Casino Resort LLC, Mortgage Notes, 12.25%,
 11/15/04 (acquired 11/06/97; cost $400,000)(d)            400,000     402,500
------------------------------------------------------------------------------
                                                                       606,800
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.86%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05         750,000     765,000
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.21%

Paragon Health Network, Inc., Sr. Sub Notes, 10.50%,
 11/01/07 (acquired 10/30/97; cost $416,899)(c)(d)         700,000     435,750
------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.50%,
 07/01/07 (acquired 07/01/97; cost $617,500)(d)            620,000     641,700
------------------------------------------------------------------------------
                                                                     1,077,450
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.45%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 12/01/06                                        $   300,000 $   316,500
-------------------------------------------------------------------------------
Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                           80,000      88,800
-------------------------------------------------------------------------------
                                                                        405,300
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.36%

Dynacare Inc. (Canada), Sr. Yankee Notes, 10.75%,
 01/15/06                                                   300,000     317,250
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.46%

Zeta Consumer Products, Sr. Notes, 11.25%, 11/30/07
 (acquired 11/20/97; cost $400,000)(d)                      400,000     409,000
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.99%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05           75,000      77,063
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                    750,000     808,005
-------------------------------------------------------------------------------
                                                                        885,068
-------------------------------------------------------------------------------

IRON & STEEL - 0.69%

GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04       350,000     384,563
-------------------------------------------------------------------------------
Gulf States Steel Corp., First Mortgage Notes, 13.50%,
 04/15/03                                                   230,000     233,450
-------------------------------------------------------------------------------
                                                                        618,013
-------------------------------------------------------------------------------

LODGING - HOTELS - 1.95%

Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07       390,000     384,150
-------------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15               750,000     770,663
-------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                     550,000     585,750
-------------------------------------------------------------------------------
                                                                      1,740,563
-------------------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.49%

Elgin National Industries, Sr. Notes, 11.00%, 11/01/07
 (acquired 11/03/97; cost $320,000)(d)                      320,000     333,600
-------------------------------------------------------------------------------
Fairfield Manufacturing Co., Inc., Sr. Sub. Notes,
 11.375%, 07/01/01                                          100,000     106,000
-------------------------------------------------------------------------------
                                                                        439,600
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.82%

MMI Products Inc., Sr. Unsec. Sub. Notes, 11.25%,
 04/15/07                                                   380,000     416,100
-------------------------------------------------------------------------------
Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06               300,000     318,750
-------------------------------------------------------------------------------
                                                                        734,850
-------------------------------------------------------------------------------

METALS MINING - 0.42%

Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                   370,000     377,337
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
NATURAL GAS - 1.98%

Enron Corp.,
 Notes, 6.75%, 08/01/09                                 $   750,000 $   759,052
-------------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                             450,000     453,577
-------------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           525,000     559,125
-------------------------------------------------------------------------------
                                                                      1,771,754
-------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

United Stationer Supply, Sr. Sub. Notes, 12.75%,
 05/01/05                                                   275,000     314,187
-------------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.98%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee
 Unsec. Notes, 8.35%, 08/01/06                              800,000     871,856
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.07%

Falcon Drilling Co., Inc., Series B Sr. Notes, 9.75%,
 01/15/01                                                    60,000      63,150
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.89%

Abraxas Petroleum Corp., Series B Sr. Notes, 11.50%,
 11/01/04                                                   125,000     137,500
-------------------------------------------------------------------------------
Centaur Mining & Exploration, Ltd., Co. (Australia),
 Sr. Gtd. Notes, 11.00%, 12/01/07 (acquired 11/24/97;
 cost $550,000)(d)                                          550,000     555,500
-------------------------------------------------------------------------------
Southwest Royalties, Inc., Sr. Gtd. Notes, 10.50%,
 10/15/04 (acquired 10/08/97; cost $482,066)(d)             480,000     477,600
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     516,380
-------------------------------------------------------------------------------
                                                                      1,686,980
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.06%

Indah Kiat Fin Mauritius (Indonesia), Sr. Gtd. Unsec.
 Notes, 10.00%, 07/01/07 (acquired 06/26/97; cost
 $635,821)(d)                                               640,000     534,400
-------------------------------------------------------------------------------
Pindo Deli Pulp & Paper, Gtd. Notes, 10.75%, 10/01/07
 (acquired 10/14/97-10/16/97; cost $473,250)(d)             470,000     406,550
-------------------------------------------------------------------------------
                                                                        940,950
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.32%

Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                    310,000     283,650
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.59%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     892,282
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                    500,000     524,135
-------------------------------------------------------------------------------
                                                                      1,416,417
-------------------------------------------------------------------------------

RAILROAD - 0.77%

Norfolk Southern Corp., Putable Bonds, 7.05%, 05/01/37      650,000     689,006
-------------------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.23%

Loehmann's Holdings, Inc., Sr. Unsec. Notes, 11.875%,
 05/15/03                                                   200,000     208,500
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
RETAIL (FOOD CHAINS) - 0.96%
Great Atlantic & Pacific Tea Co., Inc. (Canada),
 Yankee Gtd. Notes, 7.78%, 11/01/00 (acquired
 10/18/95; cost $500,000)(d)                            $   500,000 $   516,452
-------------------------------------------------------------------------------
Jitney-Jungle Stores of America Inc., Sr. Gtd. Notes,
 12.00%, 03/01/06                                           300,000     341,250
-------------------------------------------------------------------------------
                                                                        857,702
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.56%

Big 5 Corp., Sr. Notes, 10.875%, 11/15/07 (acquired
 11/07/97-11/24/97; cost $497,484)(d)                       500,000     500,000
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.80%

CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06         100,000     110,500
-------------------------------------------------------------------------------
Icon Health & Fitness, Series B Sr. Sub. Notes,
 13.00%, 07/15/02                                           150,000     168,375
-------------------------------------------------------------------------------
United Auto Group, Inc., Sr. Sub. Notes, 11.00%,
 07/15/07 (acquired 07/22/97; cost $296,250)(d)             300,000     296,250
-------------------------------------------------------------------------------
Wilson's - The Leather Experts, Inc., Sr. Notes,
 11.25%, 08/15/04 (acquired 08/14/97; cost
 $140,000)(d)                                               140,000     138,600
-------------------------------------------------------------------------------
                                                                        713,725
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.24%

J. Crew Operating Corp., Sr. Sub. Notes, 10.375%,
 10/15/07 (acquired 10/14/97; cost $240,000)(d)             240,000     213,600
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.47%

Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03        400,000     421,488
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.36%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                               300,000     318,750
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.59%

Dialog Corp. PLC (United Kingdom), Sr. Sub. Notes,
 11.00%, 11/15/07 (acquired 11/10/97; cost
 $350,000)(d)                                               350,000     364,875
-------------------------------------------------------------------------------
Laidlaw Inc. (Canada), Yankee Deb., 6.65%, 10/01/04         550,000     553,899
-------------------------------------------------------------------------------
Pegasus Shipping Hellas, Co. (Bermuda), Gtd. Sr.
 Mortgage Notes, 11.875%, 11/15/04 (acquired 11/19/97;
 cost $483,000)(d)                                          500,000     497,500
-------------------------------------------------------------------------------
                                                                      1,416,274
-------------------------------------------------------------------------------

SHIPPING - 1.15%

Hutchison Whampoa Ltd. (Cayman Islands), Series D Sr.
 Yankee Gtd. Unsec. Unsub. Deb., 6.988%, 08/01/37
 (acquired 10/02/97; cost $753,008)(d)                      750,000     700,830
-------------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Yankee Unsec. Notes, 10.50%,
 12/15/05                                                   300,000     327,750
-------------------------------------------------------------------------------
                                                                      1,028,580
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.81%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                   700,000     801,290
-------------------------------------------------------------------------------
Province of Quebec (Canada), Yankee Deb., 6.29%, 03/06/26   800,000     816,920
-------------------------------------------------------------------------------
                                                                      1,618,210
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(a)    VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.46%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(c)                 $   110,000 $    88,137
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Sec. Notes, 13.25%, 05/01/07      300,000     342,750
--------------------------------------------------------------------------------
Nextel Communications, Sr. Disc. Notes, 9.75%, 10/31/07
 (acquired 10/22/97-10/23/97; cost $602,450)(c)(d)         1,000,000     620,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., Units, 11.25%, 01/15/07(f)      580,000     659,750
--------------------------------------------------------------------------------
Pricellular Wireless Corp., Sr. Notes, 10.75%, 11/01/04      230,000     251,275
--------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec. Notes, 11.50%,
 10/01/06                                                    220,000     238,700
--------------------------------------------------------------------------------
                                                                       2,200,612
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.80%

Bell Canada, Yankee Deb., 9.50%, 10/15/10 (Canada)           350,000     440,821
--------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                     350,000     362,250
--------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                            650,000     680,251
--------------------------------------------------------------------------------
PhoneTel Technologies, Inc., Sr. Unsec. Gtd. Notes,
 12.00%, 12/15/06                                            120,000     125,100
--------------------------------------------------------------------------------
                                                                       1,608,422
--------------------------------------------------------------------------------

TELEPHONE - 0.62%

ESAT Holdings Ltd. (Ireland), Sr. Yankee Notes, 12.50%,
 02/01/07(c)                                                 470,000     338,400
--------------------------------------------------------------------------------
Hermes Europe Railtel BV (Netherlands), Sr. Yankee
 Notes, 11.50%, 08/15/07 (acquired 08/14/97; cost
 $193,238)(d)                                                190,000     211,850
--------------------------------------------------------------------------------
                                                                         550,250
--------------------------------------------------------------------------------

TRUCKERS - 0.80%

AmeriTruck Distribution Corp., Series B Sr. Sub. Notes,
 12.25%, 11/15/05                                            300,000     298,500
--------------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Gtd. Unsec. Sub.
 Deb., 10.25%, 04/01/07                                      400,000     422,000
--------------------------------------------------------------------------------
                                                                         720,500
--------------------------------------------------------------------------------

TRUCKS & PARTS - 0.13%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                    110,000     118,800
--------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.70%

Allied Waste Industries, Inc., Sr. Disc. Notes, 11.30%,
 06/01/07 (acquired 05/01/97; cost $516,924)(c)(d)           900,000     636,750
--------------------------------------------------------------------------------
WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26        850,000     879,725
--------------------------------------------------------------------------------
                                                                       1,516,475
--------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non-Convertible Bonds &
   Notes                                                              58,158,588
--------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 9.89%(g)

CANADA - 5.74%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD  850,000 $   670,323
-------------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Telecommunications -
  Cellular/Wireless), Deb., 6.55%, 06/02/08                 750,000     528,320
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                        450,000     352,965
-------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.75%,
 08/13/07 (acquired 07/31/97-11/04/97; cost
 $630,905)(c)(d)                                          1,500,000     666,527
-------------------------------------------------------------------------------
Microcell Telecommunications (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.125%,
 10/15/07 (acquired 10/08/97; cost $424,107)(c)(d)        1,000,000     388,370
-------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer), Bonds,
 7.40%, 06/01/27                                          1,000,000     798,642
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                            850,000     660,086
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                           500,000     475,953
-------------------------------------------------------------------------------
 Unsec. Medium Term Notes, 8.55%, 02/01/06                  280,000     226,819
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Oil & Gas - Exploration &
 Production), Deb., 6.45%, 12/18/06 (acquired
 12/18/96; cost $369,585)(d)                                500,000     358,770
-------------------------------------------------------------------------------
                                                                      5,126,775
-------------------------------------------------------------------------------

GERMANY - 2.94%

Daimler-Benz A.G. (Automobiles), Gtd. Unsub.
 Eurobonds, 4.125%, 07/05/03                           DEM  570,000     443,580
-------------------------------------------------------------------------------
International Bank for Reconstruction & Development
 (Banks-Money Center), Unsec. Global Bonds, 7.125%,
 04/12/05)(b)                                               725,000     446,324
-------------------------------------------------------------------------------
LKB Global (Financial-Diversified), Gtd. Notes,
 6.00%, 01/25/06                                          3,000,000   1,728,460
-------------------------------------------------------------------------------
                                                                      2,618,364
-------------------------------------------------------------------------------

NEW ZEALAND - 0.32%

International Bank for Reconstruction & Development
 (Banks-Money Center), Sr. Notes, 13.31%, 08/20/07(b)  NZD1,000,000     288,693
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.89%

Sutton Bridge Financial Ltd. (Financial-Diversified),
 Gtd. Eurobonds, 8.625%, 06/30/22 (acquired 05/29/97;
 cost $733,585)(d)                                     GBP  450,000     799,106
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-Convertible
   Bonds & Notes                                                      8,832,938
-------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 2.42%(g)

FRANCE - 0.32%

Societe Generale (Banks-Money Center), Conv. Deb.,
 3.50%, 01/01/00                                       FRF1,419,000     288,352
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL      MARKET
                                                    AMOUNT(a)      VALUE
JAPAN - 1.13%

Matsushita Electric Industrial Co. Ltd.
 (Electrical Equipment), Conv. Bonds, 1.30%,
 03/29/02                                         JPY 50,000,000 $   475,798
----------------------------------------------------------------------------
Sony Corp. (Electrical Equipment), Conv. Deb.,
 1.40%, 03/31/05                                       8,000,000      90,986
----------------------------------------------------------------------------
Toyota Motor Corp. (Automobiles), Conv. Bonds,
 1.20%, 01/28/98                                      30,000,000     438,845
----------------------------------------------------------------------------
                                                                   1,005,629
----------------------------------------------------------------------------

UNITED KINGDOM - 0.97%

British Airport Authority PLC (Airlines), Conv.
 Bonds, 5.75%, 03/29/06                           GBP    500,000     866,340
----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes                                                   2,160,321
----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
 GOVERNMENT BONDS & NOTES - 15.51%(g)

AUSTRALIA - 0.67%

Queensland Treasury Corp., Gtd. Bonds, 6.50%,
 06/14/05                                         AUD    900,000     600,090
----------------------------------------------------------------------------

CANADA - 2.91%

Canadian Government, Bonds, 7.00%, 12/01/06       CAD  1,000,000     767,454
----------------------------------------------------------------------------
Municipal Finance Authority of British Columbia,
 Unsec. Bonds, 7.75%, 12/01/05                           500,000     393,356
----------------------------------------------------------------------------
Ontario Province
 Sr. Unsec. Unsub. Deb, 6.875%, 09/15/00          GBP    465,000     759,821
----------------------------------------------------------------------------
 Sr. Unsec. Unsub. Global Bonds, 8.00%, 03/11/03  CAD    750,000     581,521
----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23             100,000      95,116
----------------------------------------------------------------------------
                                                                   2,597,268
----------------------------------------------------------------------------

GERMANY - 0.68%

Bundesrepublic Deutschland, Bonds, 6.875%,
 05/12/05                                         DEM  1,000,000     610,962
----------------------------------------------------------------------------

ITALY - 0.35%

Republic of Italy, Conv. Eurobonds, 6.50%,
 06/28/01                                         ITL400,000,000     312,323
----------------------------------------------------------------------------

NEW ZEALAND - 3.08%

Federal National Mortgage Association, Notes,
 7.25%, 06/20/02                                  NZD  1,250,000     710,149
----------------------------------------------------------------------------
New Zealand Government,
 Bonds, 8.00%, 02/15/01                                  750,000     442,479
----------------------------------------------------------------------------
 Bonds, 10.00%, 03/15/02                               1,800,000   1,144,973
----------------------------------------------------------------------------
 Bonds, 8.00%, 04/15/04                                  750,000     454,128
----------------------------------------------------------------------------
                                                                   2,751,729
----------------------------------------------------------------------------

SWEDEN - 2.75%

Swedish Government,
 Bonds, 10.25%, 05/05/03                          SEK  6,000,000     911,044
----------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                6,000,000     762,225
----------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                                6,000,000     783,516
----------------------------------------------------------------------------
                                                                   2,456,785
----------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
UNITED KINGDOM - 5.07%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                               GBP  450,000 $   741,312
-------------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                     400,000     679,729
-------------------------------------------------------------------------------
 Bonds, 7.50% 12/07/06                                      450,000     795,991
-------------------------------------------------------------------------------
 Gtd. Notes, 7.25%, 03/30/98                              1,000,000   1,643,122
-------------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                                400,000     664,639
-------------------------------------------------------------------------------
                                                                      4,524,793
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated
   Government Bonds & Notes                                          13,853,950
-------------------------------------------------------------------------------
                                                          SHARES
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.25%

BANKS (REGIONAL) - 0.60%

Westpac Banking Corp. STRYPES Trust - $3.135 Conv.
 Pfd.                                                        16,000     536,000
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.00%

Time Warner Inc.-Series M, $102.50 PIK Conv. Pfd.                 1       1,154
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.40%

Conseco Inc.-$4.278 Conv. PRIDES                              8,000   1,248,000
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.25%

Citizens Utilities Co.-$2.50 Conv. Pfd.                       4,700     224,425
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                         2,009,579
-------------------------------------------------------------------------------

COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Nextel Communications, Inc.                                     743      19,318
-------------------------------------------------------------------------------

WARRANTS - 0.05%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.00%

Wireless One, Inc., expiring 10/19/00(h)                        420           0
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.01%

Electronic Retailing Systems, expiring 01/24/98(h)              590      11,800
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.00%

Boomtown, Inc., expiring 11/01/98 (acquired 11/03/93;
 cost $0)(d)(h)                                                 150           2
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.01%

MVE Inc., expiring 02/15/02(h)                                  190       5,700
-------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel Corp., expiring 04/15/03(h)                   230       1,035
-------------------------------------------------------------------------------

PERSONAL CARE - 0.01%

IHF Capital Inc., expiring 11/14/99 (acquired
 11/04/94-12/07/94; cost $150)(d)(h)                            150       7,575
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                  MARKET
                                                      SHARES      VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(h)                                                891 $     8,464
---------------------------------------------------------------------------
Orion Network Systems, Inc., expiring 01/15/07(h)           580       8,120
---------------------------------------------------------------------------
                                                                     16,584
---------------------------------------------------------------------------

TELEPHONE - 0.00%

ESAT Holdings Ltd, expiring 02/01/07 (acquired
 06/16/97; cost $0)(d)(h)                                   470       1,763
---------------------------------------------------------------------------
  Total Warrants                                                     44,459
---------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.46%

Notes, 6.50%, 05/31/01                              $   400,000     409,740
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.69%

Tennessee Valley Authority, Bonds, 5.98%, 04/01/36      600,000     614,082
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.08%(i)

Smith Barney, Inc. 6.75%, 01/02/98(j)                   966,742     966,742
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.48%                                       87,069,717
---------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES - 2.52%                             2,248,935
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $89,318,652
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $11,793,420 which represented 13.20% of the Fund's net assets.
(e) Issued as a unit. This unit includes one Sr. Note plus one warrant to purchase 0.003734 shares of preferred stock.
(f) Issued as a unit. This unit includes one Sr. Note plus warrants to purchase
    0.8463 shares of common stock.
(g) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S.Government obligations, 0% to 13.875%, due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations:
AUD   - Australian Dollar      PIK    - Payment in Kind
CAD   - Canadian Dollar        Pfd.   - Preferred
Conv. - Convertible            PRIDES - Preferred Redeemable Increased Dividend
Deb.  - Debenture              Equity Security
DEM   - German Deutschemark    Sec.   - Secured
Disc. - Discounted             SEK    - Swedish Krona
FRF   - French Franc           Sr.    - Senior
GBP   - British Pound Sterling STRYPES- Structured Yield Product Exchangeable
Gtd.  - Guaranteed             for Stock
ITL   - Italian Lire           Sub.   - Subordinated
JPY   - Japanese Yen           Unsec. - Unsecured
NZD   - New Zealand Dollar     Unsub. - Unsubordinated
                               Wt.    - Warrants

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value  (cost $84,751,367)          $87,069,717
---------------------------------------------------------------------
Foreign currencies, at market value (cost $72,375)             72,202
---------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                   509,198
---------------------------------------------------------------------
 Capital stock sold                                            75,556
---------------------------------------------------------------------
 Dividends and interest                                     1,662,634
---------------------------------------------------------------------
Investment for deferred compensation plan                      16,957
---------------------------------------------------------------------
Organizational costs, net                                         965
---------------------------------------------------------------------
Other assets                                                      126
---------------------------------------------------------------------
  Total assets                                             89,407,355
---------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                         16,957
---------------------------------------------------------------------
Accrued advisory fees                                          44,572
---------------------------------------------------------------------
Accrued administrative service fees                             4,150
---------------------------------------------------------------------
Accrued directors' fees                                         2,234
---------------------------------------------------------------------
Accrued operating expenses                                     20,790
---------------------------------------------------------------------
  Total liabilities                                            88,703
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $89,318,652
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                7,914,436
=====================================================================
Net asset value, offering and redemption price per share  $     11.29
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                            $5,682,303
-------------------------------------------------------------------------------
Dividends                                                               64,710
-------------------------------------------------------------------------------
  Total investment income                                            5,747,013
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          447,539
-------------------------------------------------------------------------------
Administrative services fees                                            48,683
-------------------------------------------------------------------------------
Custodian fees                                                          39,847
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,076
-------------------------------------------------------------------------------
Organizational costs                                                     2,892
-------------------------------------------------------------------------------
Other                                                                   51,031
-------------------------------------------------------------------------------
  Total expenses                                                       598,068
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (1,513)
-------------------------------------------------------------------------------
  Net expenses                                                         596,555
-------------------------------------------------------------------------------
Net investment income                                                5,150,458
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                                676,109
-------------------------------------------------------------------------------
  Foreign currencies                                                  (439,310)
-------------------------------------------------------------------------------
  Forward currency contracts                                           838,669
-------------------------------------------------------------------------------
                                                                     1,075,468
-------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                                282,391
-------------------------------------------------------------------------------
  Foreign currencies                                                    (9,268)
-------------------------------------------------------------------------------
  Forward currency contracts                                           422,581
-------------------------------------------------------------------------------
                                                                       695,704
-------------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and forward
   currency contracts                                                1,771,172
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $6,921,630
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997         1996
                                                    -----------  -----------
OPERATIONS:

 Net investment income                              $ 5,150,458  $ 3,620,192
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and forward currency contracts   1,075,468      967,204
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and forward
  currency contracts                                    695,704      685,218
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                       6,921,630    5,272,614
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (77,788)  (3,857,482)
-----------------------------------------------------------------------------
Net equalization credits                                     --      905,775
-----------------------------------------------------------------------------
Net increase from capital stock transactions         18,851,039   16,672,719
-----------------------------------------------------------------------------
    Net increase in net assets                       25,694,881   18,993,626
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    63,623,771   44,630,145
-----------------------------------------------------------------------------
End of year                                         $89,318,652  $63,623,771
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $80,655,246  $59,753,245
-----------------------------------------------------------------------------
 Undistributed net investment income                  4,195,077    1,655,895
-----------------------------------------------------------------------------
 Undistributed net realized gain on investment
  securities, foreign currencies and forward
  currency contracts                                  1,653,803       95,809
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts   2,814,526    2,118,822
-----------------------------------------------------------------------------
                                                    $89,318,652  $63,623,771
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding contracts at December 31, 1997 were as follows:

                    CONTRACT TO
SETTLEMENT     ----------------------              UNREALIZED
  DATE          DELIVER     RECEIVE      VALUE    APPRECIATION
----------     ---------- ----------- ----------- ------------
01/14/98  JPY   5,000,000 $    41,841 $    38,294   $  3,547
01/28/98  DEM   3,350,000   1,894,796   1,865,325     29,471
01/29/98  SEK  19,000,000   2,554,450   2,395,003    159,447
01/30/98  GBP   1,375,000   2,296,800   2,267,448     29,352
02/06/98  JPY  31,000,000     257,903     237,433     20,470
02/18/98  NZD   3,800,000   2,367,400   2,209,406    157,994
02/20/98  DEM   2,400,000   1,402,361   1,338,028     64,333
02/27/98  GBP   1,400,000   2,339,302   2,316,645     22,657
03/05/98  JPY  93,000,000     733,207     712,328     20,879
03/19/98  NZD   1,400,000     814,800     814,585        215
03/31/98  GBP   1,000,000   1,663,250   1,662,417        833
                          ----------- -----------   --------
                          $16,366,110 $15,856,912   $509,198
                                                    ========

D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was reduced by $482,526 and undistributed net realized gains increased by $482,526 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $2,050,962 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $48,683 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,400 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $290 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,223 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,513 during the year ended December 31, 1997.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $61,998,858 and $37,621,437, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,207,440
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (1,889,813)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,317,627
=========================================================================

 Cost of investments for tax purposes is $84,752,090.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,860,755  $ 30,505,544   2,366,508  $ 22,865,918
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  6,908        77,788     377,444     3,857,482
------------------------------------------------------------------------------
Reacquired                 (1,114,698)  (11,732,293) (1,044,208)  (10,050,681)
------------------------------------------------------------------------------
                            1,752,965  $ 18,851,039   1,699,744  $ 16,672,719
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                               DECEMBER 31,                     JANUARY 31,
                          -------------------------------     -----------------
                           1997           1996     1995        1995      1994
                          -------        -------  -------     -------   -------
Net asset value,
 beginning of period      $ 10.33        $ 10.00  $  9.12     $ 10.46   $ 10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.73           0.73     0.69        0.76      0.54
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               0.24           0.28     0.94       (1.42)     0.29
-----------------------------------------------------------------------------------
   Total from investment
    operations               0.97           1.01     1.63       (0.66)     0.83
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income        (0.01)         (0.68)   (0.75)      (0.68)    (0.35)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital
   gains                       --             --       --          --     (0.02)
-----------------------------------------------------------------------------------
   Total distributions      (0.01)         (0.68)   (0.75)      (0.68)    (0.37)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 11.29        $ 10.33  $ 10.00     $  9.12   $ 10.46
===================================================================================
Total return(a)              9.39%         10.19%   18.11%      (6.35)%    8.33%
===================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $89,319        $63,624  $44,630     $25,271   $14,530
===================================================================================
Ratio of expenses to
 average net assets(b)       0.80%(c)(d)    0.86%    0.88%(e)    0.91%     1.05%(e)
===================================================================================
Ratio of net investment
 income to average net
 assets(f)                   6.90%(c)       7.09%    7.65%(e)    8.07%     6.78%(e)
===================================================================================
Portfolio turnover rate        52%            76%      72%        100%       57%
===================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(c) Ratios are based on average net assets of $74,589,876.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                            MARKET
                                                 SHARES     VALUE
DOMESTIC COMMON STOCKS - 44.14%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 0.54%

Univision Communications Inc.(a)                    1,700 $   118,681
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.65%

ADC Telecommunications, Inc.(a)                     4,800     200,400
---------------------------------------------------------------------
Excel Switching Corp(a)                               400       7,150
---------------------------------------------------------------------
Lucent Technologies, Inc.                           2,000     159,750
---------------------------------------------------------------------
NEXTLINK Communications, Inc.-Class A(a)            1,100      23,444
---------------------------------------------------------------------
Qwest Communications International Inc.(a)          2,200     130,900
---------------------------------------------------------------------
Tellabs, Inc.(a)                                    1,200      63,450
---------------------------------------------------------------------
                                                              585,094
---------------------------------------------------------------------

ELECTRIC COMPANIES - 14.74%

Allegheny Energy, Inc.                              8,300     269,750
---------------------------------------------------------------------
Carolina Power & Light Co.                          4,400     186,725
---------------------------------------------------------------------
CINergy Corp.                                       4,500     172,406
---------------------------------------------------------------------
DQE, Inc.                                           7,700     270,462
---------------------------------------------------------------------
Edison International                                4,800     130,500
---------------------------------------------------------------------
FPL Group, Inc.                                     6,200     366,963
---------------------------------------------------------------------
IPALCO Enterprises, Inc.                            2,000      83,875
---------------------------------------------------------------------
New Century Energies, Inc.                          4,600     220,513
---------------------------------------------------------------------
New York State Electric & Gas Corp.                 5,000     177,500
---------------------------------------------------------------------
NIPSCO Industries, Inc.                             6,000     296,625
---------------------------------------------------------------------
Pinnacle West Capital Corp.                        11,400     483,075
---------------------------------------------------------------------
Public Service Company of New Mexico                3,600      85,275
---------------------------------------------------------------------
Sierra Pacific Resources                            3,300     123,750
---------------------------------------------------------------------
Southern Co.                                        8,200     212,175
---------------------------------------------------------------------
Teco Energy, Inc.                                   6,200     174,375
---------------------------------------------------------------------
                                                            3,253,969
---------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.45%

Superior TeleCom Inc.(a)                            2,900     100,230
---------------------------------------------------------------------

NATURAL GAS - 7.97%

Coastal Corp. (The)                                 1,400      86,713
---------------------------------------------------------------------
Columbia Gas System, Inc.                           2,000     157,125
---------------------------------------------------------------------
El Paso Natural Gas Co.                             7,800     518,700
---------------------------------------------------------------------
Energen Corp.                                       1,400      55,650
---------------------------------------------------------------------
KN Energy, Inc.                                     2,700     145,800
---------------------------------------------------------------------
Public Service Company of North Carolina, Inc.      3,000      68,625
---------------------------------------------------------------------
Sonat, Inc.                                         5,100     233,325
---------------------------------------------------------------------
Williams Companies, Inc. (The)                     17,400     493,725
---------------------------------------------------------------------
                                                            1,759,663
---------------------------------------------------------------------

                                                               MARKET
                                                      SHARES   VALUE
POWER PRODUCERS (INDEPENDENT) - 1.12%

AES Corp.(a)                                           2,000 $    93,250
------------------------------------------------------------------------
Calenergy, Inc.(a)                                     5,400     155,250
------------------------------------------------------------------------
                                                                 248,500
------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 4.45%

Alexandria Real Estate Equities, Inc.                  2,300      72,594
------------------------------------------------------------------------
Boston Properties, Inc.                                3,100     102,493
------------------------------------------------------------------------
Cali Realty Corp.                                      3,100     127,100
------------------------------------------------------------------------
Captec Net Lease Realty, Inc.                          2,900      49,844
------------------------------------------------------------------------
CCA Prison Realty Trust(a)                             3,000     133,875
------------------------------------------------------------------------
Crescent Real Estate Equities, Co.                     1,600      63,000
------------------------------------------------------------------------
Entertainment Properties Trust(a)                      2,200      42,625
------------------------------------------------------------------------
Golf Trust of America, Inc.                              800      23,200
------------------------------------------------------------------------
Imperial Credit Commercial Mortgage Investment Corp.   2,200      32,175
------------------------------------------------------------------------
Meditrust Corp.                                        1,562      57,208
------------------------------------------------------------------------
Parkway Properties, Inc.                               1,100      37,744
------------------------------------------------------------------------
Patriot American Hospitality, Inc.                     4,199     120,984
------------------------------------------------------------------------
Public Storage, Inc.                                   1,500      44,063
------------------------------------------------------------------------
Starwood Lodging Trust                                 1,300      75,237
------------------------------------------------------------------------
                                                                 982,142
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.28%

IXC Communications, Inc.(a)                            2,600      81,575
------------------------------------------------------------------------
WinStar Communications, Inc.(a)                        4,500     112,219
------------------------------------------------------------------------
WorldCom, Inc.(a)                                      2,968      89,782
------------------------------------------------------------------------
                                                                 283,576
------------------------------------------------------------------------

TELEPHONE - 10.94%

Ameritech Corp.                                        5,100     410,550
------------------------------------------------------------------------
BellSouth Corp.                                        6,900     388,556
------------------------------------------------------------------------
Century Telephone Enterprises                          5,200     259,025
------------------------------------------------------------------------
Cincinnati Bell, Inc.                                 18,500     573,500
------------------------------------------------------------------------
Electric Lightwave, Inc.-Class A(a)                    6,300      93,712
------------------------------------------------------------------------
GTE Corp.                                              2,600     135,850
------------------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                              2,700      86,400
------------------------------------------------------------------------
SBC Communications, Inc.                               4,500     329,625
------------------------------------------------------------------------
Teleport Communications Group Inc.-Class A(a)          2,500     137,188
------------------------------------------------------------------------
                                                               2,414,406
------------------------------------------------------------------------
  Total Domestic Common Stocks                                 9,746,261
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.60%

INVESTMENT BANKING/BROKERAGE - 0.11%

Salomon Inc.-$3.48 Conv. Pfd.                            400      23,700
------------------------------------------------------------------------

NATURAL GAS - 0.43%

MCN Corp.-$2.013 Conv. Pfd. PRIDES                     2,800      95,900
------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                     MARKET
                                                          SHARES     VALUE
POWER PRODUCERS (INDEPENDENT) - 1.39%

AES Trust I-$2.69 Conv. Pfd.                                 3,000 $   215,250
------------------------------------------------------------------------------
AES Trust II-$2.75 Conv. Pfd. (Acquired 10/24/97;
 Cost $60,000)(b)                                            1,200      62,550
------------------------------------------------------------------------------
Citizens Utilities Co.-$2.50 Conv. Pfd.                        600      28,650
------------------------------------------------------------------------------
                                                                       306,450
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.67%

WorldCom, Inc.-$2.68 Conv. Pfd.                              1,400     147,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                          573,050
------------------------------------------------------------------------------

DOMESTIC NON-CONVERTIBLE PREFERRED STOCKS - 0.30%

ENTERTAINMENT - 0.30%

Time Warner Inc.-Series M, $102.50 PIK Pfd.                     58      65,767
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Preferred Stocks                       65,767
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 26.97%

ARGENTINA - 0.41%

Central Costanera S.A.-Class B (Electric Companies)         20,700      53,830
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)                 1,000      37,250
------------------------------------------------------------------------------
                                                                        91,080
------------------------------------------------------------------------------

AUSTRALIA - 0.14%

Telstra Corp. Ltd. (Telephone)(a)                           14,380      30,366
------------------------------------------------------------------------------

AUSTRIA - 0.47%

Oesterreichische Elektrizitaetswirtschafts A.G.-Class A
 (Electric Companies)                                          970     102,901
------------------------------------------------------------------------------

BELGIUM - 0.42%

Electrabel S.A. (Electric Companies)                           400      92,521
------------------------------------------------------------------------------

BRAZIL - 1.70%

Centrais Eletricas de Santa Catarina S.A. (Electric
 Companies)                                                 40,000      49,819
------------------------------------------------------------------------------
Compania Paranaense de Energia-Copel (Electric
 Companies)(a)                                               3,100      42,431
------------------------------------------------------------------------------
Eletricidade de Sao Paulo S.A. (Electric Companies)(a)         270      50,804
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                                 2,000     232,875
------------------------------------------------------------------------------
                                                                       375,929
------------------------------------------------------------------------------

CANADA - 1.40%

MetroNet Communications Corp.-Class B (Communications
 Equipment)(a)                                               1,800      31,275
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                  3,500      50,313
------------------------------------------------------------------------------
TELUS Corp. (Telecommunications-Cellular/Wireless)           4,300      95,385
------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                          5,500     126,500
------------------------------------------------------------------------------
Westshore Terminals Inc. (Services-Facilities &
 Environmental)                                              2,200       5,542
------------------------------------------------------------------------------
                                                                       309,015
------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
CHILE - 1.29%

Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)      6,300 $   188,213
-------------------------------------------------------------------------------
Enersis S.A.-ADR (Electric Companies)                         3,300      95,700
-------------------------------------------------------------------------------
                                                                        283,913
-------------------------------------------------------------------------------

DENMARK - 0.22%

Tele Danmark A.S.-ADR (Telephone)                             1,600      49,300
-------------------------------------------------------------------------------

FINLAND - 0.32%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)         1,000      70,000
-------------------------------------------------------------------------------

GERMANY - 2.20%

RWE A.G. (Electric Companies)                                 2,200     118,010
-------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                         3,435     233,901
-------------------------------------------------------------------------------
Viag A.G. (Manufacturing-Diversified)                           250     134,658
-------------------------------------------------------------------------------
                                                                        486,569
-------------------------------------------------------------------------------

FRANCE - 0.33%

France Telecom S.A.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        2,000      72,000
-------------------------------------------------------------------------------

HONG KONG - 0.20%

China Telecom Ltd.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        1,300      43,631
-------------------------------------------------------------------------------

HUNGARY - 0.36%

Magyar Tavkozlesi ADR (Telecommunications-Long
 Distance)(a)                                                 3,100      80,600
-------------------------------------------------------------------------------

INDONESIA - 0.11%

PT Indosat-ADR (Telephone)                                    1,300      25,106
-------------------------------------------------------------------------------

ISRAEL - 0.50%

ECI Telecommunications Ltd. (Communications Equipment)        2,700      68,850
-------------------------------------------------------------------------------
Gilat Communications Ltd. (Communications Equipment)(a)       5,800      42,775
-------------------------------------------------------------------------------
                                                                        111,625
-------------------------------------------------------------------------------

ITALY - 2.40%

Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                          38,025     175,444
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                            55,277     353,598
-------------------------------------------------------------------------------
                                                                        529,042
-------------------------------------------------------------------------------

JAPAN - 0.45%

Nippon Telegraph & Telephone Corp. (Telephone)                   50      42,889
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.-ADR (Telephone)            1,300      56,306
-------------------------------------------------------------------------------
                                                                         99,195
-------------------------------------------------------------------------------

NETHERLANDS - 0.43%

Royal PTT Nederland N.V. (Telephone)                            280      11,682
-------------------------------------------------------------------------------
Royal PTT Nederland N.V.-ADR (Telephone)                      2,000      83,000
-------------------------------------------------------------------------------
                                                                         94,682
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   MARKET
                                                        SHARES     VALUE
NEW ZEALAND - 1.08%

Sky Network Television Ltd. (Broadcasting-Television,
 Radio & Cable)(a)                                         1,700 $    25,500
----------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.-ADR (Telephone)          5,500     213,125
----------------------------------------------------------------------------
                                                                     238,625
----------------------------------------------------------------------------

PERU - 0.37%

Luz Del Sur S.A. (Power Producers-Independent)(a)          1,700      29,325
----------------------------------------------------------------------------
Telefonica del Peru S.A.-ADR (Telephone)(a)                2,200      51,288
----------------------------------------------------------------------------
                                                                      80,613
----------------------------------------------------------------------------

PORTUGAL - 1.27%

Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                             1,000      38,750
----------------------------------------------------------------------------
Portugal Telecom S.A.-ADR (Telephone)                      4,700     220,900
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   200      21,400
----------------------------------------------------------------------------
                                                                     281,050
----------------------------------------------------------------------------

SPAIN - 1.92%

Autopistas Concesionaria Espanola S.A. (Services-
 Commercial & Consumer)                                    3,900      52,350
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                       15,700     206,619
----------------------------------------------------------------------------
Telefonica de Espana-ADR (Telephone)                       1,800     163,913
----------------------------------------------------------------------------
                                                                     422,882
----------------------------------------------------------------------------

SWEDEN - 0.64%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                3,800     141,788
----------------------------------------------------------------------------

UNITED KINGDOM - 7.70%

Energy Group PLC (Power Producers-Independent)(a)          2,000      89,250
----------------------------------------------------------------------------
Hyder PLC (Water Utilities)                                4,210      66,930
----------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)              12,134      57,593
----------------------------------------------------------------------------
National Power PLC (Electric Companies)                   22,950     226,152
----------------------------------------------------------------------------
National Power PLC-ADR (Electric Companies)                  900      35,662
----------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                         38,650     502,736
----------------------------------------------------------------------------
PowerGen PLC-ADR (Electric Companies)                      1,100      58,438
----------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                   15,950     140,932
----------------------------------------------------------------------------
Southern Electric PLC (Electric Companies)                 9,706      80,660
----------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                    14,725     188,632
----------------------------------------------------------------------------
Wessex Water PLC (Water Utilities)                        11,650      98,154
----------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                     19,580     155,962
----------------------------------------------------------------------------
                                                                   1,701,101
----------------------------------------------------------------------------

VENEZUELA - 0.64%

Cia. Anonima Nacional Telefonos de Venezuela
 (Telecommunications-Long Distance)(a)                     3,400     141,525
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    5,955,059
----------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT     VALUE
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 6.55%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.48%

Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            $ 100,000 $   106,875
------------------------------------------------------------------------------

CONSUMER FINANCE - 0.38%

GMAC, Notes, 9.00%, 10/15/02                                75,000      83,451
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.84%

El Paso Electric Co., Series D Sec. 1st Mortgage Bonds,
 8.90%, 02/01/06                                            75,000      83,036
------------------------------------------------------------------------------
Western Resources Inc., Sr. Notes, 7.125%, 08/01/09        100,000     102,984
------------------------------------------------------------------------------
                                                                       186,020
------------------------------------------------------------------------------

ENTERTAINMENT - 1.26%

Time Warner, Inc.
 Deb., 9.125%, 01/15/13                                    100,000     119,454
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                     75,000      82,367
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                               75,000      76,039
------------------------------------------------------------------------------
                                                                       277,860
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.49%

California Energy Co., Notes, 10.25%, 01/15/04             100,000     108,000
------------------------------------------------------------------------------

NATURAL GAS - 0.58%

Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           75,000      79,875
------------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000      48,915
------------------------------------------------------------------------------
                                                                       128,790
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.48%

Tennessee Gas Pipeline Co., Bonds, 7.00%, 03/15/27         100,000     105,440
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.29%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000      81,563
------------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000      81,700
------------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                            93,421     122,242
------------------------------------------------------------------------------
                                                                       285,505
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.75%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000     164,414
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes                       1,446,355
------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                      PRINCIPAL     MARKET
                                                        AMOUNT      VALUE
FOREIGN NON-CONVERTIBLE BONDS & NOTES - 2.25%

CANADA - 2.25%(c)

Bell Canada (Telecommunications-Cellular/Wireless),
 Series EW Deb., 8.80%, 08/17/05                     CAD   50,000 $     41,062
-------------------------------------------------------------------------------
 Unsec. Deb., 10.875, 10/11/04                             50,000       44,131
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-Exploration &
 Production), Deb., 11.00%, 10/31/00                      100,000       78,437
-------------------------------------------------------------------------------
Ontario Hydro (Electric Companies), Global Bonds,
 9.00%, 06/24/02                                          100,000       79,414
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                          100,000       77,657
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas-Exploration & Production),
 Series Q Deb., 10.625%, 10/20/09                         125,000      118,988
-------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                             70,000       56,705
-------------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes                          496,394
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.41%

U.S. TREASURY BONDS - 0.71%

7.625%, 02/15/25                                     $    130,000      157,822
-------------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.70%

6.625%, 06/30/01                                          150,000      154,260
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                       312,082
-------------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreement)                18,594,968
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 17.27%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)                  3,813,559    3,813,559
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.49%                               22,408,527
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.49%)                               (329,666)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $ 22,078,861
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 12/31/97 represented 0.28% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 at $408,000,323.

Abbreviations:
ADR   - American Depositary Receipt
CAD   - Canadian dollars
Conv. - Convertible
Deb.  - Debentures
Gtd.  - Guaranteed
Pfd.  - Preferred
PIK   - Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Securities
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec.- Unsecured

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $13,970,866)           $18,594,968
---------------------------------------------------------------------
Repurchase agreement (cost $3,813,559)                      3,813,559
---------------------------------------------------------------------
Foreign currencies, at market value (cost $3,234)               3,246
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            67,399
---------------------------------------------------------------------
 Investments sold                                              39,932
---------------------------------------------------------------------
 Dividends and interest                                        91,910
---------------------------------------------------------------------
Investment for deferred compensation plan                      13,684
---------------------------------------------------------------------
  Total assets                                             22,624,698
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        503,055
---------------------------------------------------------------------
 Deferred compensation plan                                    13,684
---------------------------------------------------------------------
Accrued advisory fees                                          11,266
---------------------------------------------------------------------
Accrued directors' fees                                         1,839
---------------------------------------------------------------------
Accrued administrative services fees                            3,629
---------------------------------------------------------------------
Accrued operating expenses                                     12,364
---------------------------------------------------------------------
  Total liabilities                                           545,837
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $22,078,861
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,446,729
=====================================================================
Net asset value, offering and redemption price per share       $15.26
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,882 foreign withholding tax)                $  376,432
-----------------------------------------------------------------------------
Interest                                                             290,021
-----------------------------------------------------------------------------
 Total investment income                                             666,453
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        106,309
-----------------------------------------------------------------------------
Administrative services fees                                          47,128
-----------------------------------------------------------------------------
Custodian fees                                                        17,887
-----------------------------------------------------------------------------
Directors' fees and expenses                                           7,826
-----------------------------------------------------------------------------
Professional fees                                                     20,236
-----------------------------------------------------------------------------
Other                                                                  8,597
-----------------------------------------------------------------------------
 Total expenses                                                      207,983
-----------------------------------------------------------------------------
Less:Expenses paid indirectly                                           (179)
-----------------------------------------------------------------------------
 Net expenses                                                        207,804
-----------------------------------------------------------------------------
Net investment income                                                458,649
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                               181,733
-----------------------------------------------------------------------------
 Foreign currency transactions                                       (16,050)
-----------------------------------------------------------------------------
 Futures contracts                                                    10,462
-----------------------------------------------------------------------------
                                                                     176,145
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                             2,780,466
-----------------------------------------------------------------------------
 Foreign currency transactions                                          (759)
-----------------------------------------------------------------------------
                                                                   2,779,707
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currency transactions
  and futures contracts                                            2,955,852
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $3,414,501
=============================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                          1997         1996
                                                       -----------  -----------
OPERATIONS:

 Net investment income                                 $   458,649  $   400,253
--------------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currency transactions and futures contracts              176,145       67,729
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currency transactions                      2,779,707      880,598
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   3,414,501    1,348,580
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                         --     (410,247)
--------------------------------------------------------------------------------
Distributions from net realized capital gains               (6,795)     (74,178)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             5,095,582    4,317,451
--------------------------------------------------------------------------------
  Net increase in net assets                             8,503,288    5,181,606
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      13,575,573    8,393,967
--------------------------------------------------------------------------------
 End of year                                           $22,078,861  $13,575,573
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $16,836,039  $11,740,457
--------------------------------------------------------------------------------
 Undistributed net investment income                       439,576       (3,023)
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currency transactions
  and futures contracts                                    179,652       (5,748)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currency transactions                          4,623,594    1,843,887
--------------------------------------------------------------------------------
                                                       $22,078,861  $13,575,573
================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such

                         AIM V.I. GLOBAL UTILITIES FUND
   securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was decreased and undistributed net realized gains increased by $16,050 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $47,128 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,254 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $65 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $114 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $179 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $7,558,487 and $3,982,219, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,712,475
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (88,373)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $4,624,102
=========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ---------------------  ---------------------
                            SHARES     AMOUNT      SHARES     AMOUNT
                           --------  -----------  --------  -----------
Sold                        505,614  $ 6,971,987   578,877  $ 6,900,184
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  459        6,795    39,804      484,425
------------------------------------------------------------------------
Reacquired                 (140,799)  (1,883,200) (258,571)  (3,067,158)
------------------------------------------------------------------------
                            365,274  $ 5,095,582   360,110  $ 4,317,451
========================================================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                      DECEMBER 31,
                           ---------------------------------        JANUARY 31,
                            1997           1996        1995            1995
                           -------        -------     ------        -----------
Net asset value,
 beginning of period       $ 12.55         $11.64      $9.69          $10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.32           0.40       0.29            0.27
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.40           0.99       1.98           (0.33)
-----------------------------------------------------------------------------------
  Total from investment
   operations                 2.72           1.39       2.27           (0.06)
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --          (0.41)     (0.31)          (0.25)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital gains    (0.01)         (0.07)     (0.01)             --
-----------------------------------------------------------------------------------
  Total distributions        (0.01)         (0.48)     (0.32)          (0.25)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 15.26         $12.55     $11.64          $ 9.69
===================================================================================
Total return(a)              21.63%         12.07%     23.73%          (0.56)%
===================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $22,079        $13,576     $8,394          $2,958
===================================================================================
Ratio of expenses to
 average net assets           1.28%(b)(c)    1.40%(d)   1.47%(d)(e)     1.31%(e)(f)
===================================================================================
Ratio of net investment
 income to average net
 assets                       2.81%(b)       3.56%(d)   3.76%(d)(e)     4.39%(e)(f)
===================================================================================
Portfolio turnover rate         28%            47%        58%             69%
===================================================================================
Average brokerage
 commission rate paid(g)   $0.0365        $0.0477        N/A             N/A
===================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $16,297,147.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42%, 2.44% (annualized) and 2.79% (annualized) for 1996 and 1995, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% and 2.90%, respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                         AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.


                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                      PRINCIPAL   MARKET
                                       AMOUNT     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 77.17%

FEDERAL FARM CREDIT BANK - 0.59%

Medium term notes
 5.96%, 07/14/03                      $ 200,000 $  200,504
----------------------------------------------------------

FEDERAL HOME LOAN BANK BOARD - 7.06%

Debentures
 8.375%, 10/25/99                       150,000    156,620
----------------------------------------------------------
 6.00%, 06/27/00                        250,000    251,220
----------------------------------------------------------
 5.97%, 12/11/00                      1,000,000  1,004,790
----------------------------------------------------------
 7.31%, 07/06/01                        500,000    523,005
----------------------------------------------------------
 8.17%, 12/16/04                        400,000    449,296
----------------------------------------------------------
                                                 2,384,931
----------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 14.03%

Debentures
 6.13%, 08/19/99                        150,000    150,825
----------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10            832,849    823,996
----------------------------------------------------------
 6.50%, 12/01/08 to 07/01/23          1,454,590  1,456,294
----------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26          1,778,087  1,809,874
----------------------------------------------------------
 10.50%, 08/01/19                       258,784    284,338
----------------------------------------------------------
 8.50%, 08/01/24                        206,125    216,044
----------------------------------------------------------
                                                 4,741,371
----------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 41.22%

Debentures
 7.55%, 04/22/02                        400,000    425,244
----------------------------------------------------------
 8.50%, 02/01/05                        500,000    523,305
----------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                       300,000    324,159
----------------------------------------------------------
Pass through certificates
 5.504%, 06/02/99                       500,000    498,795
----------------------------------------------------------
 6.24%, 02/01/06                        490,964    493,498
----------------------------------------------------------
 6.625%, 02/01/07                       664,965    687,940
----------------------------------------------------------
 7.50%, 11/01/09 to 07/01/27          3,774,432  3,873,116
----------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23            582,304    583,737
----------------------------------------------------------
 7.00%, 07/01/11 to 12/01/27          5,671,038  5,742,794
----------------------------------------------------------
 8.50%, 09/01/24                        294,970    309,255
----------------------------------------------------------
STRIPS(a)
 7.37%, 10/09/19                      1,800,000    470,124
----------------------------------------------------------
                                                13,931,967
----------------------------------------------------------

                                            PRINCIPAL   MARKET
                                             AMOUNT     VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 9.45%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                $  90,877 $   98,796
----------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                  175,375    190,075
----------------------------------------------------------------
 11.00%, 10/15/15                              45,876     51,424
----------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                  43,969     48,641
----------------------------------------------------------------
 6.50%, 12/15/23                              463,594    462,579
----------------------------------------------------------------
 8.00%, 07/15/26                            1,263,321  1,312,666
----------------------------------------------------------------
 7.50%, 05/15/27                            1,004,475  1,030,521
----------------------------------------------------------------
                                                       3,194,702
----------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.93%

Debentures
 7.30%, 01/31/02                              300,000    315,321
----------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 2.38%

Debentures
5.629%, 02/22/99                              500,000    499,670
----------------------------------------------------------------
5.55%, 12/15/99                               150,000    149,393
----------------------------------------------------------------
6.50%, 08/01/02                               150,000    153,732
----------------------------------------------------------------
                                                         802,795
----------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 1.51%

Debentures
6.375%, 06/15/05                              500,000    511,605
----------------------------------------------------------------
  Total U.S. Government Agency Securities             26,083,196
----------------------------------------------------------------

U.S. TREASURY SECURITIES - 17.23%

U.S. TREASURY NOTES & BONDS - 16.17%

5.625%, 11/30/99                            1,000,000    999,560
----------------------------------------------------------------
6.125%, 12/31/01                            1,500,000  1,521,030
----------------------------------------------------------------
6.00%, 07/31/02                               300,000    303,360
----------------------------------------------------------------
6.625%, 05/15/07                              500,000    529,475
----------------------------------------------------------------
6.125%, 08/15/07                              500,000    514,010
----------------------------------------------------------------
6.875%, 08/15/25                              500,000    557,695
----------------------------------------------------------------
6.375%, 08/15/27                              500,000    527,670
----------------------------------------------------------------
6.125%, 11/15/27                              500,000    513,895
----------------------------------------------------------------
                                                       5,466,695
----------------------------------------------------------------

U.S. TREASURY STRIPS(a) - 1.06%

6.80%, 11/15/18                             1,250,000    356,675
----------------------------------------------------------------
  Total U.S. Treasury Securities                       5,823,370
----------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                          PRINCIPAL    MARKET
                                            AMOUNT     VALUE
REPURCHASE AGREEMENT - 4.42%(b)

Goldman, Sachs & Co., 6.53%, 01/02/98(c)  $1,493,291 $ 1,493,291
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.82%                            33,399,857
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.18%                    399,939
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $33,799,796
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14%, due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $32,662,725)           $ 33,399,857
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            173,205
----------------------------------------------------------------------
 Interest                                                      258,350
----------------------------------------------------------------------
Investment for deferred compensation plan                       16,668
----------------------------------------------------------------------
Organizational costs, net                                          967
----------------------------------------------------------------------
Other assets                                                     2,813
----------------------------------------------------------------------
  Total assets                                              33,851,860
----------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                   16,668
----------------------------------------------------------------------
Accrued advisory fees                                           14,074
----------------------------------------------------------------------
Accrued directors' fees                                          2,519
----------------------------------------------------------------------
Accrued administrative service fees                              2,920
----------------------------------------------------------------------
Accrued operating expenses                                      15,883
----------------------------------------------------------------------
  Total liabilities                                             52,064
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 33,799,796
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 3,167,800
======================================================================
Net asset value, offering and redemption price per share        $10.67
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                       $1,862,279
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     138,550
--------------------------------------------------------------------------
Administrative services fees                                       37,872
--------------------------------------------------------------------------
Custodian fees                                                     13,275
--------------------------------------------------------------------------
Directors' fees and expenses                                        8,571
--------------------------------------------------------------------------
Professional fees                                                  23,862
--------------------------------------------------------------------------
Organizational costs                                                2,903
--------------------------------------------------------------------------
Other                                                              16,788
--------------------------------------------------------------------------
  Total expenses                                                  241,821
--------------------------------------------------------------------------
Net investment income                                           1,620,458
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) on sales of investment securities       (100,162)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities              728,502
--------------------------------------------------------------------------
 Net gain on investment securities                                628,340
--------------------------------------------------------------------------
Net increase in net assets resulting from operations           $2,248,798
==========================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

Net investment income                              $ 1,620,458  $ 1,246,854
----------------------------------------------------------------------------
Net realized gain (loss) on sales of investment
 securities                                           (100,162)     (33,180)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investment securities                                 728,502     (626,394)
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                      2,248,798      587,280
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (15,600)  (1,251,057)
----------------------------------------------------------------------------
Net equalization credits                                    --      247,547
----------------------------------------------------------------------------
Net increase from capital stock transactions         7,040,082    5,397,355
----------------------------------------------------------------------------
    Net increase in net assets                       9,273,280    4,981,125
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  24,526,516   19,545,391
----------------------------------------------------------------------------
 End of year                                       $33,799,796  $24,526,516
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $31,984,676  $24,348,661
----------------------------------------------------------------------------
 Undistributed net investment income                 1,585,397      653,121
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (507,409)    (483,896)
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities      737,132        8,630
----------------------------------------------------------------------------
                                                   $33,799,796  $24,526,516
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net realized gain (loss) was increased and undistributed

                      AIM V.I. GOVERNMENT SECURITIES FUND
   net investment income decreased by $76,649 as a result of permanent book/tax differences due to the differing book/tax treatment for principal paydown losses on mortgage back securities. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $507,409, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $595,933 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $37,872 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,280 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $24,965,236 and $16,850,495, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $757,075
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (19,943)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $737,132
=======================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ----------------------  --------------------
                            SHARES      AMOUNT      SHARES     AMOUNT
                           ---------  -----------  --------  ----------
Sold                       1,272,288  $13,023,561   872,793  $8,373,957
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 1,468       15,600   126,754   1,220,637
------------------------------------------------------------------------
Reacquired                  (591,274)  (5,999,079) (435,586) (4,197,239)
------------------------------------------------------------------------
                             682,482  $ 7,040,082   563,961  $5,397,355
========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                DECEMBER 31,                  JANUARY 31,
                           ----------------------------     -------------------
                            1997        1996     1995        1995        1994
                           -------     -------  -------     -------     -------
Net asset value,
 beginning of period       $  9.87     $ 10.17  $  9.39     $ 10.24     $ 10.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.59        0.58     0.54        0.53        0.38
--------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.22       (0.35)    0.74       (0.88)       0.10
--------------------------------------------------------------------------------------
    Total from investment
     operations               0.81        0.23     1.28       (0.35)       0.48
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)      (0.53)   (0.50)      (0.50)      (0.24)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.67     $  9.87  $ 10.17     $  9.39     $ 10.24
======================================================================================
Total return(a)               8.16%       2.29%   13.84%      (3.42)%      4.78%
======================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $33,800     $24,527  $19,545     $12,887     $10,643
======================================================================================
Ratio of expenses to
 average net assets           0.87%(b)    0.91%    1.19%(c)    0.95%(d)    1.00%(c)(d)
======================================================================================
Ratio of net investment
 income to average net
 assets                       5.85%(b)    5.80%    5.78%(c)    5.51%(e)    4.74%(c)(e)
======================================================================================
Portfolio turnover rate         66%         32%      41%         29%          0%
======================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $27,710,072.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

                      AIM V.I. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.


                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                       MARKET
                                         SHARES        VALUE
DOMESTIC COMMON STOCKS - 78.99%

AEROSPACE/DEFENSE - 0.64%

Coltec Industries, Inc.(a)                   6,500 $    150,718
---------------------------------------------------------------
Sundstrand Corp.                            30,000    1,511,250
---------------------------------------------------------------
                                                      1,661,968
---------------------------------------------------------------

AGRICULTURAL PRODUCTS - 0.64%

DIMON, Inc.                                 23,600      619,500
---------------------------------------------------------------
Universal Corp.                             25,000    1,028,124
---------------------------------------------------------------
                                                      1,647,624
---------------------------------------------------------------

AIR FREIGHT - 0.23%

CNF Transportation Inc.                     15,500      594,812
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.31%

Federal-Mogul Corp.                         16,200      656,100
---------------------------------------------------------------
MascoTech, Inc.                              8,400      154,350
---------------------------------------------------------------
                                                        810,450
---------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.55%

First Union Corp.                           28,000    1,435,000
---------------------------------------------------------------

BANKS (MONEY CENTER) - 2.43%

BankAmerica Corp.                           18,000    1,314,000
---------------------------------------------------------------
Chase Manhattan Corp.                       35,000    3,832,500
---------------------------------------------------------------
Citicorp                                     9,000    1,137,936
---------------------------------------------------------------
                                                      6,284,436
---------------------------------------------------------------

BANKS (REGIONAL) - 0.26%

North Fork Bancorporation, Inc.             20,000      671,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.66%

Chancellor Media Corp.(a)                   11,100      828,338
---------------------------------------------------------------
Jacor Communications, Inc.(a)               16,500      876,562
---------------------------------------------------------------
                                                      1,704,900
---------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.56%

Crompton & Knowles Corp.                    28,000      742,000
---------------------------------------------------------------
Millennium Chemicals Inc.                   30,000      706,875
---------------------------------------------------------------
                                                      1,448,875
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.52%

Lucent Technologies, Inc.(b)(c)             22,000    1,757,250
---------------------------------------------------------------
QUALCOMM, Inc.(a)                           16,000      808,000
---------------------------------------------------------------
Tellabs, Inc.(a)                            26,000    1,374,750
---------------------------------------------------------------
                                                      3,940,000
---------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.96%

Compaq Computer Corp.                       37,500    2,116,405
---------------------------------------------------------------
Dell Computer Corp.(a)                      20,000    1,680,000
---------------------------------------------------------------
International Business Machines Corp.       37,000    3,868,812
---------------------------------------------------------------
                                                      7,665,217
---------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (NETWORKING) - 0.26%

Cisco Systems, Inc.(a)                        12,000 $    669,000
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.53%

EMC Corp.(a)                                  50,000    1,371,873
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.45%

America Online, Inc.(a)(b)(c)                 15,500    1,382,404
-----------------------------------------------------------------
BMC Software, Inc.(a)                         20,000    1,312,500
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)               31,000      759,500
-----------------------------------------------------------------
Computer Associates International, Inc.       34,500    1,824,186
-----------------------------------------------------------------
Compuware Corp.(a)                            40,000    1,280,000
-----------------------------------------------------------------
Microsoft Corp.(a)                            32,000    4,136,000
-----------------------------------------------------------------
Unisys Corp.(a)                               60,000      832,500
-----------------------------------------------------------------
                                                       11,527,090
-----------------------------------------------------------------

CONSUMER FINANCE - 2.55%

ContiFinancial Corp.(a)                       12,800      322,400
-----------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)            42,000    1,611,750
-----------------------------------------------------------------
Household International, Inc.                 10,000    1,275,625
-----------------------------------------------------------------
Money Store, Inc. (The)                       29,000      609,000
-----------------------------------------------------------------
SLM Holding Corp.                             20,000    2,782,500
-----------------------------------------------------------------
                                                        6,601,275
-----------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.15%

AmeriSource Health Corp.-Class A(a)           24,000    1,398,000
-----------------------------------------------------------------
Cardinal Health, Inc.                          9,000      676,125
-----------------------------------------------------------------
Sysco Corp.                                   20,000      911,250
-----------------------------------------------------------------
                                                        2,985,375
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.31%

American Power Conversion Corp.(a)            20,000      472,500
-----------------------------------------------------------------
General Electric Co.                          46,700    3,426,612
-----------------------------------------------------------------
SCI Systems, Inc.(a)                           7,800      339,788
-----------------------------------------------------------------
Solectron Corp.(a)                            22,600      939,312
-----------------------------------------------------------------
Symbol Technologies, Inc.                     21,200      800,300
-----------------------------------------------------------------
                                                        5,978,512
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.59%

Perkin-Elmer Corp.                             5,500      390,844
-----------------------------------------------------------------
Waters Corp.(a)                               30,500    1,147,562
-----------------------------------------------------------------
                                                        1,538,406
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.34%

Intel Corp.                                   12,600      885,150
-----------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.21%

Applied Materials, Inc.(a)(b)(c)              18,000      542,250
-----------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                             MARKET
                                               SHARES        VALUE
FINANCIAL (DIVERSIFIED) - 3.22%

American Express Co.                              17,000 $  1,517,250
---------------------------------------------------------------------
Amresco, Inc.(a)                                  33,000      998,250
---------------------------------------------------------------------
Fannie Mae                                        30,000    1,711,875
---------------------------------------------------------------------
Freddie Mac                                       36,000    1,509,750
---------------------------------------------------------------------
MBIA, Inc.                                        12,600      841,836
---------------------------------------------------------------------
MGIC Investment Corp.                             13,000      864,500
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       15,000      886,875
---------------------------------------------------------------------
                                                            8,330,336
---------------------------------------------------------------------

FOODS - 0.33%

ConAgra, Inc.(b)                                  22,000      721,874
---------------------------------------------------------------------
Sara Lee Corp.                                     2,300      129,518
---------------------------------------------------------------------
                                                              851,392
---------------------------------------------------------------------

FOOTWEAR - 0.26%

Wolverine World Wide, Inc.                        30,000      678,750
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 2.97%

Abbott Laboratories                               14,000      917,874
---------------------------------------------------------------------
American Home Products Corp.                      11,800      902,700
---------------------------------------------------------------------
Bristol-Myers Squibb Co.(b)                       24,100    2,280,462
---------------------------------------------------------------------
Johnson & Johnson                                 20,000    1,317,500
---------------------------------------------------------------------
Warner-Lambert Co.                                18,400    2,281,600
---------------------------------------------------------------------
                                                            7,700,136
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.64%

Dura Pharmaceuticals, Inc.(a)                     12,700      582,612
---------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         38,300    1,869,519
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   55,000    1,784,062
---------------------------------------------------------------------
                                                            4,236,193
---------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.11%

Lilly (Eli) & Co.                                 15,000    1,044,375
---------------------------------------------------------------------
Merck & Co., Inc.                                 41,000    4,356,250
---------------------------------------------------------------------
Pfizer Inc.                                       14,300    1,066,244
---------------------------------------------------------------------
Schering-Plough Corp.                             25,500    1,584,188
---------------------------------------------------------------------
                                                            8,051,057
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.58%

Quorum Health Group, Inc.(a)                      37,000      966,625
---------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        10,700      539,012
---------------------------------------------------------------------
                                                            1,505,637
---------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.64%

Health Care and Retirement Corp.(a)                6,700      269,675
---------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              50,000    1,387,500
---------------------------------------------------------------------
                                                            1,657,175
---------------------------------------------------------------------

                                                                MARKET
                                                  SHARES        VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.79%

Arterial Vascular Engineering, Inc.(a)               26,200 $  1,703,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                              40,000    2,000,000
------------------------------------------------------------------------
DePuy, Inc.                                           7,800      224,250
------------------------------------------------------------------------
Guidant Corp.                                        15,000      933,750
------------------------------------------------------------------------
Stryker Corp.                                        29,800    1,110,050
------------------------------------------------------------------------
Sybron International Corp.(a)                        26,400    1,239,150
------------------------------------------------------------------------
                                                               7,210,200
------------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.44%

Furniture Brands International, Inc.(a)              21,000      430,500
------------------------------------------------------------------------
Maytag Corp.                                         19,200      716,400
------------------------------------------------------------------------
                                                               1,146,900
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.72%

Dial Corp. (The)                                     40,000      832,500
------------------------------------------------------------------------
Procter & Gamble Co.                                 13,000    1,037,563
------------------------------------------------------------------------
                                                               1,870,063
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.55%

Conseco, Inc.                                        30,000    1,363,125
------------------------------------------------------------------------
Equitable Companies, Inc.                            20,000      995,000
------------------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A(a)       25,000      903,125
------------------------------------------------------------------------
Torchmark Corp.                                      18,000      757,125
------------------------------------------------------------------------
                                                               4,018,375
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.20%

Ace, Ltd.                                            14,400    1,389,600
------------------------------------------------------------------------
Allmerica Financial Corp.                            16,000      799,000
------------------------------------------------------------------------
American International Group, Inc.                    8,600      935,250
------------------------------------------------------------------------
Travelers Group, Inc.                                47,602    2,564,558
------------------------------------------------------------------------
                                                               5,688,408
------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.93%

Allstate Corp.                                       19,900    1,808,412
------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                   35,000    1,443,750
------------------------------------------------------------------------
EXEL Ltd.                                            13,200      836,550
------------------------------------------------------------------------
Fremont General Corp.                                16,500      903,375
------------------------------------------------------------------------
                                                               4,992,087
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.18%

Merrill Lynch & Co., Inc.                            42,000    3,063,375
------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.85%

Franklin Resources, Inc.                             12,350    1,073,678
------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                       18,000    1,131,750
------------------------------------------------------------------------
                                                               2,205,428
------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.36%

Harley-Davidson, Inc.                                33,500      917,062
------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                          MARKET
                                            SHARES        VALUE
LODGING (HOTELS) - 1.40%

Carnival Corp.-Class A                         31,000 $  1,716,625
------------------------------------------------------------------
Host Marriott Corp.(a)                          7,400      145,225
------------------------------------------------------------------
ITT Corp.                                      14,000    1,160,250
------------------------------------------------------------------
Promus Hotel Corp.(a)                          14,460      607,320
------------------------------------------------------------------
                                                         3,629,420
------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.82%

Dover Corp.(a)                                 37,800    1,365,525
------------------------------------------------------------------
Ingersoll-Rand Co.                             18,450      747,225
------------------------------------------------------------------
                                                         2,112,750
------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.47%

Carlisle Companies, Inc.                        4,000      171,000
------------------------------------------------------------------
Crane Co.                                       6,600      286,275
------------------------------------------------------------------
Eaton Corp.                                     7,500      669,375
------------------------------------------------------------------
Thermo Electron Corp.(a)                       45,000    2,002,500
------------------------------------------------------------------
U.S. Industries, Inc.                          22,500      677,812
------------------------------------------------------------------
                                                         3,806,962
------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.31%

Diebold, Inc.                                  15,650      792,280
------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 4.31%

BJ Services Co.(a)                             18,500    1,330,844
------------------------------------------------------------------
Cooper Cameron Corp.(a)                        22,000    1,342,000
------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                30,000    1,443,750
------------------------------------------------------------------
ENSCO International, Inc.(a)                   19,000      636,500
------------------------------------------------------------------
Halliburton Co.                                12,000      623,250
------------------------------------------------------------------
Nabors Industries, Inc.(a)                     40,000    1,257,500
------------------------------------------------------------------
Newpark Resources, Inc.(a)                     15,600      273,000
------------------------------------------------------------------
Santa Fe International Corp.                   30,500    1,240,968
------------------------------------------------------------------
Schlumberger Ltd.                              17,200    1,384,600
------------------------------------------------------------------
Transocean Offshore Inc.                        2,300      110,830
------------------------------------------------------------------
Western Atlas Inc.(a)                          20,500    1,517,000
------------------------------------------------------------------
                                                        11,160,242
------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.                            25,000    1,534,375
------------------------------------------------------------------
Gillette Co.                                   14,500    1,456,344
------------------------------------------------------------------
                                                         2,990,719
------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.63%

AES Corp.(a)                                   35,000    1,631,875
------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.63%

Gannett Co., Inc.                              14,000      865,375
------------------------------------------------------------------
New York Times Co.-Class A                     11,700      773,663
------------------------------------------------------------------
                                                         1,639,038
------------------------------------------------------------------

                                                         MARKET
                                            SHARES       VALUE
REAL ESTATE INVESTMENT TRUST - 1.16%

Crescent Real Estate Equities, Co.             20,000 $    787,500
------------------------------------------------------------------
Patriot American Hospitality, Inc.             32,000      922,000
------------------------------------------------------------------
Starwood Lodging Trust                         22,000    1,273,250
------------------------------------------------------------------
                                                         2,982,750
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.32%

Home Depot, Inc.(b)(c)                         13,950      821,306
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.56%

CompUSA, Inc.(a)                               38,100    1,181,100
------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                  45,000    1,310,625
------------------------------------------------------------------
Tech Data Corp.(a)                             39,900    1,551,112
------------------------------------------------------------------
                                                         4,042,837
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.81%

Federated Department Stores, Inc.              15,000      645,938
------------------------------------------------------------------
Nordstrom, Inc.                                 1,900      114,712
------------------------------------------------------------------
Proffitt's, Inc.(a)                            47,000    1,336,562
------------------------------------------------------------------
                                                         2,097,212
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.94%

Consolidated Stores Corp.(a)                   23,750    1,043,516
------------------------------------------------------------------
Family Dollar Stores, Inc.                     19,200      562,800
------------------------------------------------------------------
Ross Stores, Inc.                              23,000      836,625
------------------------------------------------------------------
                                                         2,442,941
------------------------------------------------------------------

RETAIL (DRUG STORES) - 1.01%

CVS Corp.                                      18,000    1,153,125
------------------------------------------------------------------
Rite Aid Corp.                                 25,000    1,467,188
------------------------------------------------------------------
                                                         2,620,313
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.70%

Albertson's, Inc.                              24,200    1,146,475
------------------------------------------------------------------
Kroger Co.(a)                                  47,000    1,736,063
------------------------------------------------------------------
Safeway, Inc.(a)(b)                            24,000    1,518,000
------------------------------------------------------------------
                                                         4,400,538
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.22%

Costco Companies, Inc.(a)                      38,000    1,695,750
------------------------------------------------------------------
Dayton Hudson Corp.                            24,500    1,653,750
------------------------------------------------------------------
Fred Meyer, Inc.(a)                            40,000    1,455,000
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          24,100      950,444
------------------------------------------------------------------
                                                         5,754,944
------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.04%

Bed Bath & Beyond, Inc.(a)(b)(c)               18,000      693,000
------------------------------------------------------------------
Office Depot, Inc.(a)                          57,300    1,371,618
------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                     9,500      637,688
------------------------------------------------------------------
                                                         2,702,306
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                 MARKET
                                                    SHARES       VALUE
RETAIL (SPECIALTY-APPAREL) - 0.41%

Intimate Brands, Inc.                                   9,900 $    238,218
--------------------------------------------------------------------------
TJX Companies, Inc.                                    24,000      825,000
--------------------------------------------------------------------------
                                                                 1,063,218
--------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 1.43%

Ahmanson (H.F.) & Co.                                  28,700    1,921,105
--------------------------------------------------------------------------
Charter One Financial, Inc.                            10,840      684,275
--------------------------------------------------------------------------
Washington Mutual, Inc.                                17,000    1,084,812
--------------------------------------------------------------------------
                                                                 3,690,192
--------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.52%

Outdoor Systems, Inc.(a)                               19,800      759,825
--------------------------------------------------------------------------
Universal Outdoor Holdings, Inc.                       11,400      592,800
--------------------------------------------------------------------------
                                                                 1,352,625
--------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.14%

Cendant Corp.(b)(c)                                    84,108    2,891,228
--------------------------------------------------------------------------
Service Corp. International                            71,700    2,648,454
--------------------------------------------------------------------------
                                                                 5,539,682
--------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.50%

Equifax, Inc.                                          65,600    2,324,700
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                        11,400      560,024
--------------------------------------------------------------------------
National Data Corp.                                    27,264      984,910
--------------------------------------------------------------------------
                                                                 3,869,634
--------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.25%

AccuStaff, Inc.(a)                                     28,100      646,300
--------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.56%

AT&T Corp.                                             25,000    1,531,250
--------------------------------------------------------------------------
CIENA Corp.(a)                                         15,000      916,875
--------------------------------------------------------------------------
MCI Communications Corp.                               20,000      856,250
--------------------------------------------------------------------------
WorldCom, Inc.(a)                                      24,000      726,000
--------------------------------------------------------------------------
                                                                 4,030,375
--------------------------------------------------------------------------

TELEPHONE - 0.60%

Bell Atlantic Corp.                                    17,000    1,547,000
--------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.29%

Warnaco Group, Inc. (The)                              23,800      746,725
--------------------------------------------------------------------------

TOBACCO - 0.56%

Philip Morris Companies, Inc.                          32,000    1,450,000
--------------------------------------------------------------------------

WASTE MANAGEMENT - 0.32%

USA Waste Services, Inc.(a)                            20,900      820,324
--------------------------------------------------------------------------
  Total Domestic Common Stocks                                 204,470,545
--------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.15%

FINANCIAL (DIVERSIFIED) - 0.89%

MGIC Investment Corp.-$3.12 Conv. Pfd.                 15,000    1,665,000
--------------------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10 Dep. Conv. Pfd.        4,900      637,000
--------------------------------------------------------------------------
                                                                 2,302,000
--------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
LODGING (HOTELS) - 0.26%

Host Marriott Corp., $3.375 Conv. Pfd.                     10,950 $    672,746
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                        2,974,746
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
DOMESTIC CONVERTIBLE CORPORATE NOTES - 0.67%

ELECTRICAL EQUIPMENT - 0.67%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(d) (acquired 10/31/96-12/06/96; cost
 $1,166,399)                                          $   923,000    1,728,945
------------------------------------------------------------------------------
  Total Domestic Convertible Corporate Notes                         1,728,945
------------------------------------------------------------------------------
                                                        SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 6.27%

BERMUDA - 0.52%
Tyco International Ltd. (Manufacturing-Diversified)        30,000    1,351,875
------------------------------------------------------------------------------

CANADA - 0.77%

Northern Telecom Ltd.-ADR (Communications
 Equipment)(b)(c)                                           9,300      827,700
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                80,000    1,150,000
------------------------------------------------------------------------------
                                                                     1,977,700
------------------------------------------------------------------------------

FRANCE - 1.77%

Banque Nationale de Paris (Banks-Major Regional)           26,000    1,381,972
------------------------------------------------------------------------------
ELF Aquitaine S.A. (Oil & Gas-Drilling & Equipment)        11,000    1,279,388
------------------------------------------------------------------------------
Renault S.A. (Automobiles)(b)                              22,500      632,922
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                     9,500    1,294,342
------------------------------------------------------------------------------
                                                                     4,588,624
------------------------------------------------------------------------------

GERMANY - 0.15%

Adidas A.G. (Footwear)                                      2,950      387,976
------------------------------------------------------------------------------

IRELAND - 0.24%

Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                 12,100      619,368
------------------------------------------------------------------------------

NETHERLANDS - 0.36%

Akzo Nobel N.V. (Chemicals-Diversified)                     5,450      939,668
------------------------------------------------------------------------------

SINGAPORE - 0.11%

Asia Pulp & Paper Co. Ltd.-ADR (Paper & Forest
 Products)                                                 28,100      282,756
------------------------------------------------------------------------------

SWEDEN - 0.46%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                32,000    1,194,000
------------------------------------------------------------------------------

SWITZERLAND - 1.33%

Novartis A.G. (Healthcare-Diversified)                        570      924,324
------------------------------------------------------------------------------
UBS-Union Bank of Switzerland (Banks-Major Regional)        1,750    2,528,908
------------------------------------------------------------------------------
                                                                     3,453,232
------------------------------------------------------------------------------

UNITED KINGDOM - 0.56%

SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceuticals)                                          28,200    1,450,536
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                     16,245,735
------------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                       PRINCIPAL     MARKET
                                                        AMOUNT       VALUE
FOREIGN CONVERTIBLE BONDS - 0.33%

SWITZERLAND - 0.33%

Sandoz Capital BVI Ltd. (Financial-Diversified), Sr.
 Conv. Deb., 2.00%, 10/06/02 (acquired 11/04/96-
 11/08/96; cost $612,162)(d)                          $   550,000 $    848,375
-------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                      848,375
-------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements               226,268,346
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 12.82%(e)

Smith Barney, Inc., 6.75%, 01/02/98(f)                 33,186,429   33,186,429
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.23%                                        259,454,775
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.23)%                               (603,005)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $258,851,770
===============================================================================

Investment Abbreviations:
ADR-American Depositary Receipt
Conv.-Convertible
Deb.-Debentures
Pfd.-Preferred
Sr.-Senior
Sub.-Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) A portion of this security is subject to put options purchased. See Note 8.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $2,577,320 which represented 1.00% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreements entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at December 31, 1997 of $408,000,323.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $173,804,805)                                $226,268,346
----------------------------------------------------------------------
Repurchase agreements (cost $33,186,249)                    33,186,429
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            104,657
----------------------------------------------------------------------
 Investments sold                                            1,355,180
----------------------------------------------------------------------
 Dividends and interest                                        171,225
----------------------------------------------------------------------
 Options written                                               137,059
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,734
----------------------------------------------------------------------
Other assets                                                     1,495
----------------------------------------------------------------------
  Total assets                                             261,243,090
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,327,198
----------------------------------------------------------------------
 Capital stock reacquired                                      139,112
----------------------------------------------------------------------
 Options written                                               731,831
----------------------------------------------------------------------
 Deferred compensation plan                                     17,734
----------------------------------------------------------------------
Accrued advisory fees                                          134,357
----------------------------------------------------------------------
Accrued directors' fees                                          2,202
----------------------------------------------------------------------
Accrued administrative service fees                              3,053
----------------------------------------------------------------------
Accrued operating expenses                                      35,833
----------------------------------------------------------------------
  Total liabilities                                          2,391,320
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $258,851,770
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,054,326
======================================================================
Net asset value, offering and redemption price per share        $19.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,515 foreign withholding tax)              $ 1,864,707
----------------------------------------------------------------------------
Interest                                                            990,927
----------------------------------------------------------------------------
   Total investment income                                        2,855,634
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,453,488
----------------------------------------------------------------------------
Administrative service fees                                          44,692
----------------------------------------------------------------------------
Custodian fees                                                       68,311
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,967
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                67,219
----------------------------------------------------------------------------
   Total expenses                                                 1,645,569
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,708)
----------------------------------------------------------------------------
   Net expenses                                                   1,643,861
----------------------------------------------------------------------------
Net investment income                                             1,211,773
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                         19,739,112
----------------------------------------------------------------------------
   Foreign currencies                                               (41,236)
----------------------------------------------------------------------------
   Futures contracts                                              2,272,116
----------------------------------------------------------------------------
   Options contracts                                                139,988
----------------------------------------------------------------------------
                                                                 22,109,980
----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

   Investment securities                                         28,602,661
----------------------------------------------------------------------------
   Foreign currencies                                                   351
----------------------------------------------------------------------------
   Futures contracts                                                (83,436)
----------------------------------------------------------------------------
   Options contracts                                               (449,591)
----------------------------------------------------------------------------
                                                                 28,069,985
----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and options contracts                                          50,179,965
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $51,391,738
============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,211,773  $  1,113,772
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options
  contracts                                          22,109,980     8,362,709
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  28,069,985    13,695,426
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       51,391,738    23,171,907
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,119,140)     (662,515)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                       (8,443,286)   (7,442,940)
------------------------------------------------------------------------------
Net increase from capital stock transactions         38,384,566    60,971,328
------------------------------------------------------------------------------
   Net increase in net assets                        80,213,878    76,037,780
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  178,637,892   102,600,112
------------------------------------------------------------------------------
 End of year                                       $258,851,770  $178,637,892
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $183,975,681  $145,591,115
------------------------------------------------------------------------------
 Undistributed net investment income                  1,182,806     1,090,173
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                  21,643,385     7,976,691
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                          52,049,898    23,979,913
------------------------------------------------------------------------------
                                                   $258,851,770  $178,637,892
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.

                             AIM V.I. GROWTH FUND

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $44,692 for such services.

                             AIM V.I. GROWTH FUND

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,727 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $863 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $845 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,708 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $278,678,426 and $271,014,953, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $54,538,052
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,523,682)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $52,014,370
==========================================================================

 Cost of investments for tax purposes is $174,253,976.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,757,339  $ 51,600,352  3,676,649  $57,637,947
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                492,909     9,562,426    511,063    8,105,455
----------------------------------------------------------------------------
Reacquired                 (1,185,922)  (22,778,212)  (304,826)  (4,772,074)
----------------------------------------------------------------------------
                            2,064,326  $ 38,384,566  3,882,886  $60,971,328
============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                          OPTION CONTRACTS
                        ---------------------
                        NUMBER OF  PREMIUMS
                        CONTRACTS  RECEIVED
                        --------- -----------
     Beginning of year      824   $   342,973
    ------------------------------------------
     Written              5,180     1,732,123
    ------------------------------------------
     Closed              (2,655)   (1,028,115)
    ------------------------------------------
     Exercised           (1,251)     (372,509)
    ------------------------------------------
     Expired               (283)     (142,568)
    ------------------------------------------
     End of year          1,815   $   531,904
    ==========================================

    Open call options written at December 31, 1997 were as follows:

                                                                  DECEMBER 31,   UNREALIZED
                               CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                      MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
     -----                     -------- ------ --------- -------- ------------ --------------
     America Online Inc.       Jan. 98     80      155   $ 80,782   $158,875     $ (78,093)
     Applied Materials         Jan. 98   37.5       90     25,042      1,406        23,636
     Bed Bath & Beyond, Inc.   Feb. 98     35      180     25,334     84,375       (59,041)
     Bristol-Myers Squibb Co.  Jan. 98     95      241    106,562     52,719        53,843
     ConAgra, Inc.             Mar. 98   37.5      220     39,214      9,625        29,589
     Cendant Corp.             Jan. 98     75      350     61,044    266,875      (205,831)
     Home Depot, Inc.          Jan. 98     55      139     44,757     54,731        (9,974)
     Lucent Technologies,
      Inc.                     Jan. 98     85      220     64,495     15,125        49,370
     Northern Telecom Ltd.     Mar. 98     95       93     52,512     41,269        11,243
     Safeway, Inc.             Jan. 98     60      127     32,162     46,831       (14,669)
                                                 -----   --------   --------     ---------
                                                 1,815   $531,904   $731,831     $(199,927)
                                                 =====   ========   ========     =========

                              AIM V.I. GROWTH FUND

NOTE 8 - PUT OPTIONS CONTRACTS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                         OPTION CONTRACTS
                        -------------------
                        NUMBER OF PREMIUMS
                        CONTRACTS   PAID
                        --------- ---------
     Beginning of year       --   $      --
    ----------------------------------------
     Purchased            2,047     565,769
    ----------------------------------------
     Closed                (500)   (182,680)
    ----------------------------------------
     Expired               (230)    (32,315)
    ----------------------------------------
     End of year          1,317   $ 350,774
    ========================================

    Open put options held at December 31, 1997 were as follows:

                                                                 DECEMBER 31,   UNREALIZED
                              CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                     MONTH   PRICE  CONTRACTS   PAID   MARKET VALUE (DEPRECIATION)
     -----                    -------- ------ --------- -------- ------------ --------------
     America Online Inc.      Jan. 98     70      155   $ 70,928   $  3,875     $ (67,053)
     Applied Materials, Inc.  Jan. 98   32.5      180     51,165     57,375         6,210
     Bed Bath & Beyond, Inc.  Feb. 98     30      180     26,415      3,938       (22,477)
     Cendant Corp.            Jan. 98     65      350     75,521      6,563       (68,958)
     Home Depot, Inc.         Jan. 98     50      139     14,178      1,303       (12,875)
     Lucent Technologies,
      Inc.                    Jan. 98     75      220     72,160     19,250       (52,910)
     Northern Telecom Ltd.    Mar. 98     85       93     40,407     44,754         4,347
                                                -----   --------   --------     ---------
                                                1,317   $350,774   $137,058     $(213,716)
                                                =====   ========   ========     =========

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  16.25        $  14.44  $  10.71     $ 11.59   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.08            0.07      0.09        0.06      0.02
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                4.27            2.52      3.65       (0.88)     1.59
----------------------------------------------------------------------------------
   Total from investment
    operations                4.35            2.59      3.74       (0.82)     1.61
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.09)          (0.06)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
  Distributions from net
   realized gains            (0.68)          (0.72)       --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.77)          (0.78)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  19.83        $  16.25  $  14.44     $ 10.71   $ 11.59
==================================================================================
Total return(a)              26.87%          18.09%    34.89%      (7.11)%   16.07%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $258,852        $178,638  $102,600     $45,497   $25,115
==================================================================================
Ratio of expenses to
 average net assets           0.73%(b)(c)     0.78%     0.84%(d)    0.95%     0.85%(d)(e)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.54%(b)        0.79%     0.95%(d)    0.71%     0.51%(d)(e)
==================================================================================
Portfolio turnover rate        132%            143%      125%        179%       99%
==================================================================================
Average brokerage
 commission rate paid(f)  $ 0.0618        $ 0.0629       N/A         N/A       N/A
==================================================================================

    (a) Total returns for periods less than one year are not annualized.
    (b) Ratios are based on average net assets of $224,542,366.
    (c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
    (d) Annualized.
    (e) After fee waivers and/or expense reimbursement. Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50% and (0.14)%, respectively.
    (f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.



                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 80.98%

AIRLINES - 0.68%

Continental Airlines, Inc.(a)                      90,000 $  4,331,250
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.72%

Lear Corp.(a)                                      70,000    3,325,000
----------------------------------------------------------------------
Tower Automotive, Inc.(a)                          30,000    1,261,875
----------------------------------------------------------------------
                                                             4,586,875
----------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 2.33%

Banc One Corp.                                     70,000    3,801,875
----------------------------------------------------------------------
Schweizerischer Bankverein (Switzerland)(a)        10,000    3,106,397
----------------------------------------------------------------------
UBS-Union Bank of Switzerland (Switzerland)         4,000    5,780,362
----------------------------------------------------------------------
Wells Fargo & Co.                                   6,500    2,206,344
----------------------------------------------------------------------
                                                            14,894,978
----------------------------------------------------------------------

BANKS (MONEY CENTER) - 4.03%

BankAmerica Corp.                                  55,000    4,015,000
----------------------------------------------------------------------
Chase Manhattan Corp.                             135,000   14,782,500
----------------------------------------------------------------------
Citicorp                                           55,000    6,954,062
----------------------------------------------------------------------
                                                            25,751,562
----------------------------------------------------------------------

BANKS (REGIONAL) - 0.29%

Marshall & Ilsley Corp.                            30,000    1,863,750
----------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.20%

Lubrizol Corp. (The)                               35,000    1,290,625
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.46%

ADC Telecommunications, Inc.(a)                    95,000    3,966,250
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                       35,000    1,365,000
----------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)               80,000    2,040,000
----------------------------------------------------------------------
Lucent Technologies, Inc.                          25,000    1,996,875
----------------------------------------------------------------------
Nokia Oyj - Class A - A-ADR (Finland)              25,000    1,750,000
----------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)       45,000    1,679,062
----------------------------------------------------------------------
Tellabs, Inc.(a)                                   55,000    2,908,125
----------------------------------------------------------------------
                                                            15,705,312
----------------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.72%

Compaq Computer Corp.                             100,000    5,643,750
----------------------------------------------------------------------
Dell Computer Corp.(a)(b)                          30,000    2,520,000
----------------------------------------------------------------------
International Business Machines Corp.              65,000    6,796,563
----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                          60,000    2,392,500
----------------------------------------------------------------------
                                                            17,352,813
----------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.08%

Bay Networks, Inc.(a)                             140,000    3,578,750
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                             60,000    3,345,000
----------------------------------------------------------------------
                                                             6,923,750
----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.43%

EMC Corp.(a)                                      100,000    2,743,750
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.56%

America Online, Inc.(a)(b)                         40,000 $  3,567,500
----------------------------------------------------------------------
Computer Associates International, Inc.           150,000    7,931,250
----------------------------------------------------------------------
Compuware Corp.(a)                                 44,000    1,408,000
----------------------------------------------------------------------
HBO & Co.                                          50,000    2,400,000
----------------------------------------------------------------------
Microsoft Corp.(a)                                 40,000    5,170,000
----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                         60,000    2,306,250
----------------------------------------------------------------------
                                                            22,783,000
----------------------------------------------------------------------

CONSUMER FINANCE - 1.58%

Household International, Inc.                      40,000    5,102,500
----------------------------------------------------------------------
MBNA Corp.                                         80,000    2,185,000
----------------------------------------------------------------------
SLM Holding Corp.                                  20,000    2,782,500
----------------------------------------------------------------------
                                                            10,070,000
----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.44%

AmeriSource Health Corp.-Class A(a)                21,300    1,240,725
----------------------------------------------------------------------
Bergen Brunswig Corp.-Class A                     100,000    4,212,500
----------------------------------------------------------------------
Cardinal Health, Inc.                              30,000    2,253,750
----------------------------------------------------------------------
Sysco Corp.                                        32,500    1,480,781
----------------------------------------------------------------------
                                                             9,187,756
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.03%

General Electric Co.(b)                            90,000    6,603,750
----------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.18%

Kent Electronics Corp.(a)                          45,000    1,130,625
----------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.73%

Intel Corp.                                        45,000    3,161,250
----------------------------------------------------------------------
Microchip Technology, Inc.(a)                      50,000    1,500,000
----------------------------------------------------------------------
                                                             4,661,250
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.82%

American Express Co.                               70,000    6,247,500
----------------------------------------------------------------------
CIT Group, Inc. (The)(a)                           35,000    1,128,750
----------------------------------------------------------------------
Fannie Mae                                        135,000    7,703,437
----------------------------------------------------------------------
Freddie Mac                                       175,000    7,339,063
----------------------------------------------------------------------
MBIA, Inc.                                         50,000    3,340,625
----------------------------------------------------------------------
MGIC Investment Corp.                              25,000    1,662,500
----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       165,000    9,755,625
----------------------------------------------------------------------
                                                            37,177,500
----------------------------------------------------------------------

FOODS - 0.54%

Ralston-Ralston Purina Group                       16,000    1,487,000
----------------------------------------------------------------------
Sara Lee Corp.                                     35,000    1,970,938
----------------------------------------------------------------------
                                                             3,457,938
----------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.36%

Mirage Resorts, Inc.(a)                           100,000    2,275,000
----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                                 SHARES      VALUE
HEALTH CARE (DIVERSIFIED) - 4.39%

Abbott Laboratories                                 25,000 $  1,639,063
-----------------------------------------------------------------------
American Home Products Corp.(b)                    100,000    7,650,000
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            85,000    8,043,125
-----------------------------------------------------------------------
Johnson & Johnson                                   50,000    3,293,750
-----------------------------------------------------------------------
Warner-Lambert Co.                                  60,000    7,440,000
-----------------------------------------------------------------------
                                                             28,065,938
-----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.44%

Lilly (Eli) & Co.                                   30,000    2,088,750
-----------------------------------------------------------------------
Merck & Co., Inc.                                   70,000    7,437,500
-----------------------------------------------------------------------
Pfizer Inc.                                        115,000    8,574,688
-----------------------------------------------------------------------
SmithKline Beecham PLC-ADR (United Kingdom)        200,000   10,287,500
-----------------------------------------------------------------------
                                                             28,388,438
-----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.78%

Health Management Associates, Inc.-Class A(a)       65,000    1,641,250
-----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          100,000    3,312,500
-----------------------------------------------------------------------
                                                              4,953,750
-----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.28%

HEALTHSOUTH Corp.(a)                                65,000    1,803,750
-----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.17%

MedPartners, Inc.(a)                               250,000    5,593,750
-----------------------------------------------------------------------
PhyCor, Inc.(a)                                     70,000    1,890,000
-----------------------------------------------------------------------
                                                              7,483,750
-----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.85%

Arterial Vascular Engineering, Inc.(a)              61,600    4,004,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                          44,000    2,018,500
-----------------------------------------------------------------------
Henry Schein, Inc.(a)                               70,000    2,450,000
-----------------------------------------------------------------------
Medtronic, Inc.                                     64,000    3,348,000
-----------------------------------------------------------------------
                                                             11,820,500
-----------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.65%

Covance, Inc.(a)                                    45,000      894,375
-----------------------------------------------------------------------
Omnicare, Inc.                                     105,000    3,255,000
-----------------------------------------------------------------------
                                                              4,149,375
-----------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.16%

Leggett & Platt, Inc.                               24,900    1,042,688
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.59%

Colgate-Palmolive Co.                               65,000    4,777,500
-----------------------------------------------------------------------
Kimberly-Clark Corp.                                60,000    2,958,750
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          30,000    2,394,375
-----------------------------------------------------------------------
                                                             10,130,625
-----------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.54%

Provident Companies, Inc.                           90,000    3,476,250
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
INSURANCE (MULTI-LINE) - 2.47%

Ace, Ltd.                                             40,000 $  3,860,000
-------------------------------------------------------------------------
American International Group, Inc.                    65,000    7,068,750
-------------------------------------------------------------------------
Travelers Group, Inc.                                 90,000    4,848,750
-------------------------------------------------------------------------
                                                               15,777,500
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.56%

Allstate Corp.                                        90,000    8,178,750
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A             40,000    1,760,000
-------------------------------------------------------------------------
                                                                9,938,750
-------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.64%

E*TRADE Group, Inc.(a)                               170,000    3,910,000
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             90,000    6,564,375
-------------------------------------------------------------------------
                                                               10,474,375
-------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.44%

Franklin Resources, Inc.                              32,000    2,782,000
-------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 1.42%

Brunswick Corp.                                      300,000    9,093,750
-------------------------------------------------------------------------

LODGING-HOTELS - 0.68%

Carnival Corp.-Class A                                41,600    2,303,600
-------------------------------------------------------------------------
ITT Corp.(a)                                          25,000    2,071,875
-------------------------------------------------------------------------
                                                                4,375,475
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.94%

Eaton Corp.                                           25,000    2,231,250
-------------------------------------------------------------------------
Hillenbrand Industries, Inc.                          30,000    1,535,625
-------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                     50,000    2,253,125
-------------------------------------------------------------------------
                                                                6,020,000
-------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.34%

Diebold, Inc.                                         43,500    2,202,188
-------------------------------------------------------------------------

NATURAL GAS - 0.52%

El Paso Natural Gas Co.                               50,000    3,325,000
-------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.77%

Boise Cascade Office Products Corp.(a)                10,400      155,350
-------------------------------------------------------------------------
Danka Business Systems PLC-ADR (United Kingdom)       89,200    1,421,625
-------------------------------------------------------------------------
Wallace Computer Services, Inc.                       85,900    3,339,363
-------------------------------------------------------------------------
                                                                4,916,338
-------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.38%

Exxon Corp.                                           55,000    3,365,312
-------------------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New York Shares
 (Netherlands)                                        60,000    3,251,250
-------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Argentina)                  65,000    2,222,188
-------------------------------------------------------------------------
                                                                8,838,750
-------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                               SHARES        VALUE
OIL & GAS (DRILLING & EQUIPMENT) - 2.32%

BJ Services Co.(a)                                45,000 $   3,237,188
----------------------------------------------------------------------
EVI, Inc.(a)(b)                                   45,000     2,328,750
----------------------------------------------------------------------
Halliburton                                       47,500     2,467,031
----------------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)                     60,000     1,545,000
----------------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)        35,000     2,266,250
----------------------------------------------------------------------
Santa Fe International Corp.                      60,000     2,441,250
----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    3,500       277,375
----------------------------------------------------------------------
Transocean Offshore Inc.                           6,100       276,788
----------------------------------------------------------------------
                                                            14,839,632
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.45%

Tosco Corp.                                       76,000     2,873,750
----------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.(b)                            55,000     3,375,625
----------------------------------------------------------------------
Gillette Co.                                      40,000     4,017,500
----------------------------------------------------------------------
                                                             7,393,125
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.52%

Xerox Corp.                                       45,000     3,321,562
----------------------------------------------------------------------

PUBLISHING - 0.38%

Dow Jones & Co., Inc.                             45,000     2,415,937
----------------------------------------------------------------------

RAILROADS - 0.03%

Kansas City Southern Industries, Inc.              5,700       180,975
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.71%

Cali Realty Corp.                                 50,000     2,050,000
----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                60,000     2,362,500
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                80,000     2,305,000
----------------------------------------------------------------------
Starwood Lodging Trust                            40,000     2,315,000
----------------------------------------------------------------------
Vornado Realty Trust                              40,000     1,877,500
----------------------------------------------------------------------
                                                            10,910,000
----------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONIC) - 0.56%

CompUSA, Inc.(a)(b)                              115,000     3,565,000
----------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.85%

Carson Pirie Scott & Co.(a)                       35,000     1,754,375
----------------------------------------------------------------------
Federated Department Stores, Inc.(a)              50,000     2,153,125
----------------------------------------------------------------------
J.C. Penney Co., Inc.                             55,000     3,317,187
----------------------------------------------------------------------
Kohl's Corp.(a)                                   30,000     2,043,750
----------------------------------------------------------------------
Proffitt's, Inc.(a)                               90,000     2,559,375
----------------------------------------------------------------------
                                                            11,827,812
----------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.31%

Consolidated Stores Corp.(a)                      45,000     1,977,187
----------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.32%

Walgreen Co.                                      65,000     2,039,375
----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.40%

Albertson's, Inc.                                 30,200     1,430,725
----------------------------------------------------------------------
Blue Square-Israel Ltd.-ADR (Israel)              90,000     1,113,750
----------------------------------------------------------------------
                                                             2,544,475
----------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.35%

Costco Companies, Inc.(a)                            50,000 $  2,231,250
------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.77%

Corporate Express, Inc.(a)                          280,000    3,605,000
------------------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                           53,200    1,293,425
------------------------------------------------------------------------
                                                               4,898,425
------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.20%

Stage Stores, Inc.(a)                                35,000    1,308,125
------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.80%

Washington Mutual, Inc.                              80,000    5,105,000
------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 3.57%

Cendant Corp.(a)(b)                                 301,000   10,346,875
------------------------------------------------------------------------
Service Corp. International                         275,000   10,157,812
------------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                    50,000    2,331,250
------------------------------------------------------------------------
                                                              22,835,937
------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.07%

Ceridian Corp.(a)                                    55,000    2,519,687
------------------------------------------------------------------------
Equifax, Inc.                                        60,000    2,126,250
------------------------------------------------------------------------
Fiserv, Inc.(a)                                      45,000    2,210,625
------------------------------------------------------------------------
                                                               6,856,562
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.33%

AT&T Corp.                                           55,000    3,368,750
------------------------------------------------------------------------
MCI Communications Corp.                            120,000    5,137,500
------------------------------------------------------------------------
                                                               8,506,250
------------------------------------------------------------------------

TELEPHONE - 2.17%

Cincinnati Bell, Inc.                               330,000   10,230,000
------------------------------------------------------------------------
SBC Communications, Inc.                             50,000    3,662,500
------------------------------------------------------------------------
                                                              13,892,500
------------------------------------------------------------------------

TOBACCO - 1.91%

Philip Morris Companies, Inc.                       270,000   12,234,375
------------------------------------------------------------------------

WASTE MANAGEMENT - 0.61%

USA Waste Services, Inc.(a)                         100,000    3,925,000
------------------------------------------------------------------------
  Total Common Stocks                                        517,532,928
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 5.42%

HEALTH CARE (MANAGED CARE) - 0.69%

Medpartners Inc.-$1.44 Conv. Pfd.                   200,000    4,400,000
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.22%

Conseco Inc.-$4.278 Conv. PRIDES                     50,000    7,800,000
------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.11%

Hvide Capital Trust-$3.25 Conv. Pfd. (Acquired
 06/24/97; Cost $600,000)(c)                         12,000      682,092
------------------------------------------------------------------------
OIL & GAS (REFINING & MARKETING) - 0.15%
Tosco Financial Trust-$2.875 Conv. Pfd.              15,300    1,000,238
------------------------------------------------------------------------
POWER PRODUCERS (INDEPENDENT) - 0.57%
AES Trust I-Series A-$2.69 Conv. Pfd.                51,000    3,659,250
------------------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL) - 0.36%
TJX Companies, Inc.-Series E-$7.00 Conv. Pfd.         6,000    2,280,000
------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                     MARKET
                                                        SHARES       VALUE
SERVICES (COMMERCIAL & CONSUMER) - 0.17%

Automatic Common Exchange Security Trust II-$1.55
 Conv. Pfd.                                                45,000 $  1,057,500
------------------------------------------------------------------------------

SHIPPING - 0.18%

CNF Trust I-$2.50 Conv. Pfd.                               20,000    1,170,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.97%

WorldCom, Inc.-$2.68 Dep. Conv. Pfd.                      120,000   12,600,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                       34,649,080
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
CONVERTIBLE CORPORATE BONDS - 6.27%

COMPUTERS (SOFTWARE & SERVICES) - 0.59%

Platinum Technology, Inc., Conv. Sub. Notes, 6.25%,
 12/15/02 (Acquired 12/11/97; Cost $1,997,000)(c)     $ 2,000,000    2,147,500
------------------------------------------------------------------------------
Veritas Software Corp., Conv. Sub. Notes, 5.25%,
 11/01/04 (Acquired 10/09/97; Cost $1,500,000)(c)       1,500,000    1,627,500
------------------------------------------------------------------------------
                                                                     3,775,000
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06
 (Acquired 10/24/96-12/04/97; Cost $2,409,413)(c)       1,500,000    2,809,770
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.22%

Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00       1,000,000    1,419,680
------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.44%

Dura Pharmaceuticals Inc., Sub. Notes, 3.50%,
 07/15/02                                               2,500,000    2,810,350
------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.04%

NCS Healthcare Inc., Conv. Sub. Notes, 5.75%,
 08/15/04                                               2,500,000    2,550,550
------------------------------------------------------------------------------
Omnicare, Inc., Sub. Deb., 5.00%, 12/01/07 (Acquired
 12/04/97; Cost $4,000,000)(c)                          4,000,000    4,060,000
------------------------------------------------------------------------------
                                                                     6,610,550
------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.39%

Thermo Electron Corp., Conv. Sub. Deb., 4.25%,
 01/01/03 (Acquired 06/20/97-06/27/97; Cost
 $2,294,492)(c)                                         2,000,000    2,500,000
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.40%

U.S. Filter Corp., Conv. Sub. Notes, 4.50%, 12/15/01    2,500,000    2,575,000
------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

Danka Business Systems PLC, (United Kingdom) Conv.
 Sub. Notes, 6.75%, 04/01/02                            2,500,000    2,237,450
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.04%

Diamond Offshore Drilling, Inc., Conv. Sub. Notes,
 3.75%, 02/15/07                                        3,500,000    4,795,420
------------------------------------------------------------------------------
Nabors Industries, Inc., Conv. Sub. Notes, 5.00%,
 05/15/06                                               1,000,000    1,837,670
------------------------------------------------------------------------------
                                                                     6,633,090
------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.21%

Home Depot, Inc., Conv. Sub. Notes, 3.25%, 10/01/01     1,000,000    1,347,170
------------------------------------------------------------------------------

                                                      PRINCIPAL  MARKET
                                                       AMOUNT    VALUE
RETAIL (SPECIALTY) - 0.36%

Staples Inc., Conv. Sub. Deb., 4.50%, 10/01/00
 (Acquired 10/23/97-12/30/97; Cost $2,299,750)(c)    $ 1,750,000 $  2,303,438
------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.49%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02    1,500,000    3,100,500
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.30%

Tel-Save Holdings, Inc., Conv. Sub. Notes, 5.00%,
 12/15/04 (Acquired 12/05/97; Cost $2,000,000)(c)      2,000,000    1,930,000
------------------------------------------------------------------------------
  Total Convertible Corporate Bonds                                40,051,998
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 5.24%

 9.125%, 05/15/99(d)                                   9,000,000    9,405,720
------------------------------------------------------------------------------
 11.75%, 02/15/01(d)                                  10,000,000   11,731,000
------------------------------------------------------------------------------
 13.125%, 05/15/01(d)                                  5,000,000    6,134,500
------------------------------------------------------------------------------
 13.375%, 08/15/01                                     5,000,000    6,244,250
------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                   33,515,470
------------------------------------------------------------------------------

REPURCHASE AGREEMENT(e)  - 4.42%

Smith Barney, Inc. 6.75%, 01/02/98(f)                 28,276,446   28,276,446
------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.33%                             654,025,922
------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.33)%                           (14,913,377)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $639,112,545
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security
(b) A portion of these securities are subject to call options written. See
    Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $18,060,300, which represented 2.83% of the Fund's net assets.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 9.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sub.   - Subordinated

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $566,330,159)          $654,025,922
----------------------------------------------------------------------
Cash                                                            16,995
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,550,866
----------------------------------------------------------------------
 Capital stock sold                                            978,416
----------------------------------------------------------------------
 Dividends and interest                                      1,693,975
----------------------------------------------------------------------
 Options purchased                                             145,453
----------------------------------------------------------------------
 Variation margin                                               37,500
----------------------------------------------------------------------
Investment for deferred compensation plan                       14,757
----------------------------------------------------------------------
Other assets                                                    12,621
----------------------------------------------------------------------
  Total assets                                             666,476,505
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      26,264,800
----------------------------------------------------------------------
 Capital stock reacquired                                       93,155
----------------------------------------------------------------------
 Options written                                               609,300
----------------------------------------------------------------------
 Deferred compensation plan                                     14,757
----------------------------------------------------------------------
Accrued advisory fees                                          322,312
----------------------------------------------------------------------
Accrued administrative services fees                             3,500
----------------------------------------------------------------------
Accrued directors' fees                                          1,653
----------------------------------------------------------------------
Accrued operating expenses                                      54,483
----------------------------------------------------------------------
  Total liabilities                                         27,363,960
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $639,112,545
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,868,543
======================================================================
Net asset value, offering and redemption price per share  $      18.87
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $36,441 foreign withholding tax)               $ 5,115,419
-----------------------------------------------------------------------------
Interest                                                           2,487,104
-----------------------------------------------------------------------------
  Total investment income                                          7,602,523
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      2,609,695
-----------------------------------------------------------------------------
Administrative services fees                                          43,065
-----------------------------------------------------------------------------
Custodian fees                                                        84,481
-----------------------------------------------------------------------------
Directors' fees and expenses                                           9,116
-----------------------------------------------------------------------------
Other                                                                 93,580
-----------------------------------------------------------------------------
  Total expenses                                                   2,839,937
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (5,032)
-----------------------------------------------------------------------------
  Net expenses                                                     2,834,905
-----------------------------------------------------------------------------
Net investment income                                              4,767,618
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS, FUTURES, AND OPTION CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                             9,687,148
-----------------------------------------------------------------------------
 Foreign currency transactions                                        80,193
-----------------------------------------------------------------------------
 Future contracts                                                   (236,996)
-----------------------------------------------------------------------------
 Option contracts                                                    205,761
-----------------------------------------------------------------------------
                                                                   9,736,106
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                            67,471,540
-----------------------------------------------------------------------------
 Futures contracts                                                  (277,200)
-----------------------------------------------------------------------------
 Option contracts                                                   (204,922)
-----------------------------------------------------------------------------
                                                                  66,989,418
-----------------------------------------------------------------------------
Net gain from investment securities, foreign currency
 transactions, futures and option contracts                       76,725,524
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $81,493,142
=============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                        1997          1996
                                                    ------------  ------------
OPERATIONS:

 Net investment income                              $  4,767,618  $  2,140,854
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, futures and option
  contracts                                            9,736,106       465,498
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, futures and option contracts            66,989,418    17,682,951
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         81,493,142    20,289,303
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (326,695)   (1,850,460)
-------------------------------------------------------------------------------
Distributions from net realized gains                   (490,042)     (401,149)
-------------------------------------------------------------------------------
Net increase from capital stock transactions         349,104,509   152,726,725
-------------------------------------------------------------------------------
  Net increase in net assets                         429,780,914   170,764,419
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                   209,331,631    38,567,212
-------------------------------------------------------------------------------
 End of year                                        $639,112,545  $209,331,631
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $537,626,187  $188,521,678
-------------------------------------------------------------------------------
 Undistributed net investment income                   4,850,844       329,728
-------------------------------------------------------------------------------
 Undistributed net realized gain on sales of
  investment securities, foreign currency
  transactions, futures and option contracts           9,421,873       256,002
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currency transactions and option
  contracts                                           87,213,641    20,224,223
-------------------------------------------------------------------------------
                                                    $639,112,545  $209,331,631
===============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains decreased by $80,193 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting

                        AIM V.I. GROWTH AND INCOME FUND
services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $43,065 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,950 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,957 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,075 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,032 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $892,669,891 and $547,036,684, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $94,187,176
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,077,496)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $86,109,680
==========================================================================

Cost of investments for tax purposes is $567,916,242.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold                       20,645,975  $361,699,824  10,983,786  $153,919,542
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 44,268       816,737     154,220     2,251,608
------------------------------------------------------------------------------
Reacquired                   (745,032)  (13,412,052)   (255,903)   (3,444,425)
------------------------------------------------------------------------------
                           19,945,211  $349,104,509  10,882,103  $152,726,725
==============================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                     OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   --------- -----------
Beginning of year       --   $        --
-----------------------------------------
Written             10,942     2,589,611
-----------------------------------------
Closed              (5,011)   (1,443,882)
-----------------------------------------
Exercised             (140)      (65,272)
-----------------------------------------
Expired             (2,691)     (456,212)
-----------------------------------------
End of year          3,100      $624,245
=========================================

                        AIM V.I. GROWTH AND INCOME FUND

Open call option contracts written at December 31, 1997 were as follows:

                                                           DECEMBER 31,   UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED    VALUE     (DEPRECIATION)
-----                   -------- ------ --------- -------- ------------ --------------
America Online, Inc.      Jan     $ 90      150   $ 35,500   $ 48,750     $ (13,250)
--------------------------------------------------------------------------------------
American Home Products
 Corp.                    Jan       80      300     19,399     14,063         5,336
--------------------------------------------------------------------------------------
Avon Products, Inc.       Jan       55      250    170,869    165,625         5,244
--------------------------------------------------------------------------------------
Cendant Corp.             Feb       35      900     91,993    137,812       (45,819)
--------------------------------------------------------------------------------------
CompUSA, Inc.             Feb       35      600     80,697    101,175       (20,478)
--------------------------------------------------------------------------------------
Dell Computer Corp.       Jan      100      250     28,937      6,250        22,687
--------------------------------------------------------------------------------------
EVI, Inc.                 Feb       55      450    139,270     73,125        66,145
--------------------------------------------------------------------------------------
General Electric Co.      Mar       75      200     57,580     62,500        (4,920)
--------------------------------------------------------------------------------------
                                          3,100   $624,245   $609,300     $  14,945
======================================================================================

NOTE 8 - PUT OPTIONS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                       PUT OPTION
                        CONTRACTS
                   -------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS   PAID
                   --------- ---------
Beginning of year       --   $      --
---------------------------------------
Purchased            2,437     484,119
---------------------------------------
Closed                (475)   (118,799)
---------------------------------------
End of year          1,962    $365,320
=======================================

Open put option contracts purchased at December 31, 1997 were as follows:

                                                            DECEMBER 31,   UNREALIZED
                         CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
                          MONTH   PRICE  CONTRACTS   PAID      VALUE     (DEPRECIATION)
                         -------- ------ --------- -------- ------------ --------------
American Home Products
 Corp.                     Apr     $70       300   $ 85,367   $ 58,125     $ (27,242)
---------------------------------------------------------------------------------------
Diamond Offshore
 Drilling, Inc.            Jan      40       400     72,700      7,500       (65,200)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      40       225     65,600      2,813       (62,787)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      45       225     51,300     10,547       (40,753)
---------------------------------------------------------------------------------------
Halliburton Co.            Jan      45       237     31,817      7,406       (24,411)
---------------------------------------------------------------------------------------
Nabors Industries, Inc.    Jan      30       275     33,619     51,562        17,943
---------------------------------------------------------------------------------------
Santa Fe International
 Corp.                     Jan      35       300     24,917      7,500       (17,417)
---------------------------------------------------------------------------------------
                                           1,962   $365,320   $145,453     $(219,867)
=======================================================================================

NOTE 9- OPEN FUTURES CONTRACTS
On December 31, 1997, $538,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                           UNREALIZED
                    NUMBER OF   MONTH/    APPRECIATION
                    CONTRACTS COMMITMENT (DEPRECIATION)
                    --------- ---------- --------------
Russell 2000 Index      30      Mar 98     $(354,625)
-------------------------------------------------------
S&P 500 Index           30      Mar 98        77,425
-------------------------------------------------------
                                           $(277,200)
=======================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                     December 31,
                          ---------------------------------     January 31,
                            1997            1996     1995          1995
                          --------        --------  -------     -----------
Net asset value,
 beginning of period      $  15.03        $  12.68  $  9.98       $10.00
-------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.13            0.16     0.14         0.11
-------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.74            2.36     3.11        (0.02)
-------------------------------------------------------------------------------
   Total from investment
    operations                3.87            2.52     3.25         0.09
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)          (0.14)   (0.14)       (0.11)
-------------------------------------------------------------------------------
  Distributions from
   capital gains             (0.02)          (0.03)   (0.41)          --
-------------------------------------------------------------------------------
   Total distributions       (0.03)          (0.17)   (0.55)       (0.11)
-------------------------------------------------------------------------------
Net asset value, end of
 period                   $  18.87        $  15.03  $ 12.68       $ 9.98
===============================================================================
Total return(a)              25.72%          19.95%   32.65%        0.90%
===============================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $639,113        $209,332  $38,567       $7,380
===============================================================================
Ratio of expenses to
 average net assets           0.69%(b)(c)     0.78%    0.78%(d)     1.07%(d)(e)
===============================================================================
Ratio of net investment
 income to average net
 assets                       1.15%(b)        2.05%    1.92%(d)     1.95%(d)(e)
===============================================================================
Portfolio turnover rate        135%            148%     145%          96%
===============================================================================
Average brokerage
 commission rate paid(f)  $ 0.0612        $ 0.0644      N/A          N/A
===============================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $414,115,808.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM V.I. GROWTH AND INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.


                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                                     MARKET
                                                        SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 94.10%

ARGENTINA - 2.81%

Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
 (Banks-Regional)                                          35,574 $    916,031
------------------------------------------------------------------------------
Banco Rio de La Plata S.A. (Banks-Money Center)(a)         40,000      560,000
------------------------------------------------------------------------------
Perez Companc S.A.-Class B (Oil & Gas-Refining &
 Marketing)                                               167,141    1,193,614
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)               41,000    1,527,250
------------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-International
 Integrated)                                               50,400    1,723,050
------------------------------------------------------------------------------
                                                                     5,919,945
------------------------------------------------------------------------------

AUSTRALIA - 1.92%

Boral Ltd. (Engineering & Construction)                   402,000    1,016,574
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Beverages-Non-Alcoholic)            80,241      599,638
------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance-Property-
 Casualty)                                                231,019    1,039,963
------------------------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)                            157,160      331,870
------------------------------------------------------------------------------
Westpac Banking Corp., Ltd. (Banking)                     168,000    1,074,793
------------------------------------------------------------------------------
                                                                     4,062,838
------------------------------------------------------------------------------

AUSTRIA - 0.75%

OMV A.G. (Oil & Gas-Refining & Marketing)                   6,500      900,526
------------------------------------------------------------------------------
VA Technologie A.G. (Engineering & Construction)            4,550      690,884
------------------------------------------------------------------------------
                                                                     1,591,410
------------------------------------------------------------------------------

BELGIUM - 1.21%

Barco Industries (Manufacturing-Diversified)                4,000      734,123
------------------------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)                           1,500      766,174
------------------------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)                          320    1,056,274
------------------------------------------------------------------------------
                                                                     2,556,571
------------------------------------------------------------------------------

BRAZIL - 2.19%

Companhia Energetica de Minas Gerais (Electric
 Companies)                                                17,000      738,614
------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras, Pfd. (Oil & Gas-
 Exploration & Production)                                  3,013      704,645
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                               14,700    1,711,631
------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo S.A.-TELESP, Pfd.
 (Telephone)                                                5,500    1,463,595
------------------------------------------------------------------------------
                                                                     4,618,485
------------------------------------------------------------------------------

CANADA - 3.59%

Bank of Montreal (Banks-Money Center)                      11,800      523,096
------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                   9,000      425,250
------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas-
 Exploration & Production)(a)                              33,000      706,623
------------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
CANADA - (CONTINUED)

Canadian Pacific, Ltd. (Railroads)                         15,000 $    408,750
------------------------------------------------------------------------------
Magna International, Inc.-Class A (Machinery-
 Diversified)                                              10,050      630,125
------------------------------------------------------------------------------
Northern Telecom Ltd.-ADR (Communications Equipment)        6,000      534,000
------------------------------------------------------------------------------
Petro-Canada (Oil-Domestic Integrated)                     54,000      982,471
------------------------------------------------------------------------------
Royal Bank of Canada (Savings & Loan Companies)            18,800      994,563
------------------------------------------------------------------------------
Suncor, Inc. (Oil-International Integrated)                38,000    1,302,963
------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                     28,100    1,057,892
------------------------------------------------------------------------------
                                                                     7,565,733
------------------------------------------------------------------------------

CHILE - 0.64%

Cia. de Telecomunicaciones de Chile S.A.-ADR
 (Telephone)                                               25,500      761,813
------------------------------------------------------------------------------
Quinenco S.A.-ADR (Financial-Diversified)(a)               50,500      580,750
------------------------------------------------------------------------------
                                                                     1,342,563
------------------------------------------------------------------------------

DENMARK - 1.17%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)       17,200    2,460,048
------------------------------------------------------------------------------

FINLAND - 0.46%

Nokia Oy A.B.-Class A (Telecommunications-
 Cellular/Wireless)                                        14,000      978,545
------------------------------------------------------------------------------

FRANCE - 10.47%

Accor S.A. (Lodging-Hotels)                                 2,900      539,188
------------------------------------------------------------------------------
Alcatel Alsthom (Manufacturing-Diversified)                 8,000    1,016,865
------------------------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)                            13,000    1,005,915
------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)           24,300    1,291,613
------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computers-Software &
 Services)                                                 16,000    1,311,955
------------------------------------------------------------------------------
Compagnie Francaise d'Etudes et de Construction
 Technip (Oil & Gas-Refining & Marketing)                   4,250      448,409
------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)         9,000    1,046,772
------------------------------------------------------------------------------
Essilor International (Manufacturing-Specialized)           2,275      680,402
------------------------------------------------------------------------------
Lafarge S.A. (Engineering & Construction)                  13,600      892,355
------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                   3,000      597,657
------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                               3,560    1,899,337
------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                               2,750    1,140,940
------------------------------------------------------------------------------
Renault S.A.(Automobiles)(a)                               45,000    1,265,847
------------------------------------------------------------------------------
Renault S.A.(Automobiles) (Acquired 07/31/97; cost
 $581,584)(a)(b)                                           21,000      590,729
------------------------------------------------------------------------------
Rexel S.A. (Distributors-Food & Health)                     2,000      623,079
------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                    MARKET
                                                        SHARES      VALUE
FRANCE - (CONTINUED)

Rhone-Poulenc-Class A (Chemicals-Diversified)              26,500 $  1,187,073
------------------------------------------------------------------------------
Schneider S.A. (Housewares)                                15,800      857,928
------------------------------------------------------------------------------
Societe BIC S.A. (Office Equipment & Supplies)             22,000    1,605,815
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                    17,000    2,316,192
------------------------------------------------------------------------------
Sodexho S.A. (Services-Commercial & Consumer)                 900      481,964
------------------------------------------------------------------------------
Total S.A.-Class B (Oil & Gas-Refining & Marketing)        10,300    1,120,960
------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         2,500      169,561
------------------------------------------------------------------------------
                                                                    22,090,556
------------------------------------------------------------------------------

GERMANY - 5.43%

Adidas A.G. (Footwear)                                      4,100      539,222
------------------------------------------------------------------------------
Adidas A.G. (Footwear) (Acquired 04/11/97; cost
 $837,524)(b)                                               7,950    1,045,564
------------------------------------------------------------------------------
Allianz A.G. (Insurance-Multi-Line)                         2,300      595,775
------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks-Major Regional)         18,000    1,177,654
------------------------------------------------------------------------------
Commerzbank A.G. (Banks-Major Regional)                    29,500    1,160,978
------------------------------------------------------------------------------
Continental A.G. (Auto Parts & Equipment)                  28,000      617,899
------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major Regional)                  24,000    1,107,282
------------------------------------------------------------------------------
Henkel KGaA (Chemicals-Diversified)                        12,650      798,096
------------------------------------------------------------------------------
Mannesmann A.G. (Machinery-Diversified)                     2,380    1,202,568
------------------------------------------------------------------------------
Porsche A.G. (Automobiles)                                    300      500,278
------------------------------------------------------------------------------
SAP A.G. (Computers-Software & Services)                    2,650      805,017
------------------------------------------------------------------------------
SAP A.G., Pfd. (Computers-Software & Services)              2,700      883,241
------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                      15,000    1,021,401
------------------------------------------------------------------------------
                                                                    11,454,975
------------------------------------------------------------------------------

HONG KONG - 3.99%

Cheung Kong (Holdings) Ltd. (Land Development)             86,000      563,234
------------------------------------------------------------------------------
China Telecom (Hong Kong) Ltd.-ADR
 (Telecommunications-Cellular/Wireless)(a)                 16,900      567,206
------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)                962,000      782,114
------------------------------------------------------------------------------
First Pacific Company Ltd. (Distributors-Food &
 Health)                                                1,137,368      550,411
------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Natural Gas)              878,352    1,700,256
------------------------------------------------------------------------------
HSBC Holdings PLC (Banks-Major Regional)                   48,000    1,183,120
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)               242,000    1,517,770
------------------------------------------------------------------------------
New World Infrastructure Ltd. (Services-Commercial &
 Consumer)(a)                                             290,000      653,052
------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                 460,000      483,804
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Land Development)            59,600      415,331
------------------------------------------------------------------------------
                                                                     8,416,298
------------------------------------------------------------------------------

INDONESIA - 0.61%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)(a)                                            45,700    1,005,400
------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
INDONESIA - (CONTINUED)

PT Indosat (Telecommunications-Cellular/Wireless)           91,000 $    168,764
-------------------------------------------------------------------------------
PT Indosat-ADR (Telecommunications-Cellular/Wireless)        6,400      123,600
-------------------------------------------------------------------------------
                                                                      1,297,764
-------------------------------------------------------------------------------

IRELAND - 0.67%

Bank of Ireland (Banks-Major Regional)                      38,500      591,211
-------------------------------------------------------------------------------
Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                  16,000      819,000
-------------------------------------------------------------------------------
                                                                      1,410,211
-------------------------------------------------------------------------------

ITALY - 4.61%

Assicurazioni Generali (Insurance-Multi-Line)               49,100    1,208,237
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)             610,000    1,886,897
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining
 & Marketing)                                              201,000    1,147,825
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                  81,000      960,324
-------------------------------------------------------------------------------
Pirelli S.p.A. (Electrical Equipment)                      387,441    1,026,970
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                        365,000    1,684,076
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          283,333    1,812,434
-------------------------------------------------------------------------------
                                                                      9,726,763
-------------------------------------------------------------------------------

JAPAN - 13.87%

Advantest Corp. (Electronics-Instrumentation)               24,530    1,390,227
-------------------------------------------------------------------------------
Bridgestone Corp. (Auto Parts & Equipment)                  47,000    1,018,687
-------------------------------------------------------------------------------
Canon, Inc. (Office Equipment & Supplies)                   80,000    1,862,602
-------------------------------------------------------------------------------
Fuji Photo Film Co. (Leisure Time-Products)                 52,000    1,991,269
-------------------------------------------------------------------------------
Hitachi Cable, Ltd. (Metal Fabricators)                    124,000      795,834
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)                         61,000    2,237,803
-------------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)                       24,000      753,619
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Electronics-Component Distributors)      118,000    1,427,893
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd. (Electrical
 Equipment)                                                 57,000      833,806
-------------------------------------------------------------------------------
Minebea Company Ltd. (Electronics-Component
 Distributors)                                             157,000    1,683,388
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-
 Component Distributors)                                    31,000      778,739
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               2,320    1,990,044
-------------------------------------------------------------------------------
Nippon Television Network (Broadcasting-Television,
 Radio & Cable)                                              2,690      789,056
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computers-
 Software & Services)                                          450    2,422,838
-------------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Equipment & Supplies)             108,000    1,339,971
-------------------------------------------------------------------------------
Rohm Co. (Electronics-Component Distributors)               20,000    2,037,221
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
JAPAN - (CONTINUED)

SMC Corp.(Machinery-Diversified)                            10,200 $    898,369
-------------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)             23,000    2,043,348
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            24,000    1,808,685
-------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)            36,500    1,168,492
-------------------------------------------------------------------------------
                                                                     29,271,891
-------------------------------------------------------------------------------

MEXICO - 5.10%

Cifra S.A. de C.V. (Retail-General Merchandise)            538,000    1,206,592
-------------------------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)          31,600    1,832,800
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-Class B
 (Beverages-Alcoholic)                                     232,000    1,862,784
-------------------------------------------------------------------------------
Grupo Industrial Maseca S.A. de C.V.-Class B (Foods)       646,200      667,779
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                  35,600    1,377,275
-------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper
 & Forest Products)                                        322,000    1,552,048
-------------------------------------------------------------------------------
Panamerican Beverages, Inc.-Class A (Beverages-Non-
 Alcoholic)                                                 60,200    1,964,025
-------------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR (Broadcasting-Television,
 Radio & Cable)(a)                                          13,400      302,337
-------------------------------------------------------------------------------
                                                                     10,765,640
-------------------------------------------------------------------------------

NETHERLAND - 5.24%

Akzo Nobel N.V. (Chemicals-Diversified)                      7,350    1,267,260
-------------------------------------------------------------------------------
CMG PLC (Computers-Software & Services)                     35,400      883,407
-------------------------------------------------------------------------------
Getronics N.V. (Computers-Software & Services)              29,200      930,299
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)                 38,000      991,394
-------------------------------------------------------------------------------
Koninklijke Nutricia Verenigde Bedrijven N.V. (Foods)       15,000      454,960
-------------------------------------------------------------------------------
Koninklijke Pakhoed N.V. (Shipping)                         24,700      712,623
-------------------------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office Equipment &
 Supplies)                                                   4,500      490,469
-------------------------------------------------------------------------------
Philips Electronics N.V. (Household Furniture &
 Appliances)                                                16,400      983,523
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services-Commercial &
 Consumer)                                                  13,000      489,187
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil-International
 Integrated)                                                18,000      988,040
-------------------------------------------------------------------------------
Stork N.V. (Manufacturing-Diversified)                      13,000      448,795
-------------------------------------------------------------------------------
Vendex International N.V. (Retail-General
 Merchandise)                                               20,500    1,131,334
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         32,500      916,825
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)                     2,900      374,577
-------------------------------------------------------------------------------
                                                                     11,062,693
-------------------------------------------------------------------------------

NORWAY - 0.63%

Petroleum Geo-Services A.S.A. (Oil-International
 Integrated)(a)                                             21,000    1,322,644
-------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
PHILIPPINES - 0.36%

Metro Pacific Corp. (Manufacturing-Diversified)          4,745,440 $    131,232
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (Telephone)          16,660      361,995
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                                11,600      261,000
-------------------------------------------------------------------------------
                                                                        754,227
-------------------------------------------------------------------------------

PORTUGAL - 1.69%

Cimpor-Cimentos de Portugal S.A. (Construction-Cement
 & Aggregates)                                              17,650      462,610
-------------------------------------------------------------------------------
Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                              13,800      534,750
-------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                           50,000    2,320,021
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   2,400      255,713
-------------------------------------------------------------------------------
                                                                      3,573,094
-------------------------------------------------------------------------------

SINGAPORE - 0.96%

City Developments Ltd. (Land Development)                  155,000      717,295
-------------------------------------------------------------------------------
DBS Land Ltd. (Land Development)                           408,000      624,527
-------------------------------------------------------------------------------
Overseas Union Bank Ltd. (Banks-Major Regional)            181,200      693,408
-------------------------------------------------------------------------------
                                                                      2,035,230
-------------------------------------------------------------------------------

SPAIN - 2.35%

Banco Bilbao Vizcaya, S.A. (Banks-Major Regional)           42,900    1,388,231
-------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                            49,200      873,554
-------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                         83,800    1,102,849
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            56,000    1,598,950
-------------------------------------------------------------------------------
                                                                      4,963,584
-------------------------------------------------------------------------------

SWEDEN - 2.06%

Electrolux A.B. (Household Furniture & Appliances)          15,700    1,089,522
-------------------------------------------------------------------------------
Hennes & Mauritz A.B.-Class B (Retail-Specialty-
 Apparel)                                                   37,000    1,631,003
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                  52,000    1,182,131
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 12,000      447,750
-------------------------------------------------------------------------------
                                                                      4,350,406
-------------------------------------------------------------------------------

SWITZERLAND - 4.85%

Ciba Specialty Chemicals A.G. (Chemicals-
 Specialty)(a)                                              11,800    1,404,858
-------------------------------------------------------------------------------
Clariant A.G. (Chemicals-Specialty)                          1,900    1,586,042
-------------------------------------------------------------------------------
Credit Suisse Group (Banks-Major Regional)                   7,700    1,190,694
-------------------------------------------------------------------------------
Holderbank Financiere Glarus A.G.-Class B
 (Construction-Cement & Aggregates)                          1,190      970,565
-------------------------------------------------------------------------------
Nestle S.A. (Foods)                                            770    1,153,288
-------------------------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)                      1,368    2,218,378
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
SWITZERLAND - (CONTINUED)

Schweizerischer Bankverein (Banks-Major Regional)            3,300 $  1,025,111
-------------------------------------------------------------------------------
Zurich Versicherungs-Gesellschaft (Insurance-Multi-
 Line)                                                       1,450      690,523
-------------------------------------------------------------------------------
                                                                     10,239,459
-------------------------------------------------------------------------------

TAIWAN - 0.10%

Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Electronics-Semiconductors)(a)                            12,000      218,250
-------------------------------------------------------------------------------

UNITED KINGDOM - 16.37%

Airtours PLC (Services-Commercial & Consumer)               45,150      919,486
-------------------------------------------------------------------------------
Amersham International PLC (Health Care-Drugs-Generic
 & Other)                                                   21,000      780,149
-------------------------------------------------------------------------------
Barclays PLC (Banks-Major Regional)                         25,000      664,330
-------------------------------------------------------------------------------
Blue Circle Industries PLC (Construction-Cement &
 Aggregates)                                               155,000      869,337
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty)            40,500      600,965
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty),
 Rts. expiring 01/09/98                                     10,125       66,515
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                   42,000    1,196,780
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas-Refining &
 Marketing)                                                140,000    1,839,432
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications-
 Cellular/Wireless)                                        117,000    1,028,029
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)          78,000      959,494
-------------------------------------------------------------------------------
Dixons Group PLC (Retail-Specialty)                        107,000    1,073,719
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       62,500      929,981
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)       168,100    1,089,132
-------------------------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)                         50,000    1,024,005
-------------------------------------------------------------------------------
Granada Group PLC (Leisure Time-Products)                   43,000      656,776
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                  104,000    1,386,932
-------------------------------------------------------------------------------
Kingfisher PLC (Retail-Department Stores)                   80,000    1,114,170
-------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)                 365,200    1,583,467
-------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major Regional)                 57,000      736,742
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)                  25,000      755,481
-------------------------------------------------------------------------------
Next PLC (Retail-General Merchandise)                       97,500    1,108,093
-------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                            95,000    1,234,144
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  92,800    1,219,281
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                             145,000    2,302,821
-------------------------------------------------------------------------------
Rentokil Initial PLC (Services-Commercial & Consumer)      274,000    1,192,510
-------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC (Insurance-
 Multi-Line)                                               133,000    1,338,992
-------------------------------------------------------------------------------
Siebe PLC (Electronics-Component/Distributors)              38,000      745,791
-------------------------------------------------------------------------------
Smiths Industries PLC (Machinery-Diversified)               26,000      362,105
-------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
UNITED KINGDOM - (CONTINUED)

Tarmac PLC (Engineering & Construction)                   844,500 $  1,581,140
------------------------------------------------------------------------------
Unilever PLC (Foods)                                      208,000    1,779,782
------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
 Cellular/Wireless)                                       185,000    1,333,835
------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)            240,000    1,068,184
------------------------------------------------------------------------------
                                                                    34,541,600
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    198,591,423
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                      AMOUNT(c)
FOREIGN CONVERTIBLE BONDS - 0.80%(c)

FRANCE - 0.47%

AXA-UAP (Insurance-Multi-Line), Conv. Sr. Deb.,
 4.50%, 01/01/99                                    FRF 3,307,500      986,177
------------------------------------------------------------------------------

HONG KONG - 0.13%

New World Infrastructure Ltd. (Services-Commercial
 & Consumer), Conv. Bonds, 5.00%, 07/15/01          HKD   280,000      278,600
------------------------------------------------------------------------------

JAPAN - 0.20%

Ricoh Co., Ltd. (Office Equipment & Supplies),
 Conv. Bonds, 0.35%, 03/31/03                       JPY40,000,000      416,328
------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                    1,681,105
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 3.82%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)              $   8,056,299    8,056,299
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.72%                                         208,328,827
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.28%                                2,693,758
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $211,022,585
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of these securities at December 31 , 1997 was $1,636,293 which represented 0.78% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized $395,097,000 U. S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations
ADR  - American Depositary Receipt      HKD  - Hong Kong dollar
Conv.- Convertible                      JPY  - Japanese Yen
Deb. - Debentures                       Pfd. - Preferred
FRF  - French Franc                     Rts. - Rights
GDR  - Global Depositary Receipt        Sr.  - Senior

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $168,107,886)          $208,328,827
----------------------------------------------------------------------
Foreign currencies, at market value (cost $1,156,244)        1,138,250
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            125,981
----------------------------------------------------------------------
 Foreign currency sold                                           8,691
----------------------------------------------------------------------
 Investments sold                                            2,416,689
----------------------------------------------------------------------
 Dividends and interest                                        309,815
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,615
----------------------------------------------------------------------
  Total assets                                             212,346,832
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      204,927
----------------------------------------------------------------------
 Foreign currency purchased                                        667
----------------------------------------------------------------------
 Investments purchased                                         918,035
----------------------------------------------------------------------
 Deferred compensation plan                                     17,615
----------------------------------------------------------------------
Accrued advisory fees                                          134,159
----------------------------------------------------------------------
Accrued administrative services fees                             4,547
----------------------------------------------------------------------
Accrued directors' fees                                          1,609
----------------------------------------------------------------------
Accrued operating expenses                                      42,688
----------------------------------------------------------------------
  Total liabilities                                          1,324,247
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $211,022,585
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,319,556
======================================================================
Net asset value, offering and redemption price per share        $17.13
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $404,480 foreign withholding tax)             $ 2,884,830
----------------------------------------------------------------------------
Interest                                                            366,128
----------------------------------------------------------------------------
  Total investment income                                         3,250,958
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,519,323
----------------------------------------------------------------------------
Administrative services fees                                         59,724
----------------------------------------------------------------------------
Custodian fees                                                      226,066
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,453
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                62,939
----------------------------------------------------------------------------
  Total expenses                                                  1,879,397
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,205)
----------------------------------------------------------------------------
  Net expenses                                                    1,878,192
----------------------------------------------------------------------------
Net investment income                                             1,372,766
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:

 Investment securities                                             (523,791)
----------------------------------------------------------------------------
 Foreign currency transactions                                     (219,642)
----------------------------------------------------------------------------
                                                                   (743,433)
----------------------------------------------------------------------------

NET UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                           11,912,209
----------------------------------------------------------------------------
 Foreign currency transactions                                      (33,863)
----------------------------------------------------------------------------
                                                                 11,878,346
----------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies        11,134,913
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $12,507,679
============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,372,766  $    962,870
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currency transactions         (743,433)    4,388,374
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currency transactions       11,878,346    17,071,573
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        12,507,679    22,422,817
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (955,397)     (377,734)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (3,362,028)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         37,094,253    61,436,140
------------------------------------------------------------------------------
  Net increase in net assets                         45,284,507    83,481,223
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  165,738,078    82,256,855
------------------------------------------------------------------------------
 End of year                                       $211,022,585  $165,738,078
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $170,283,064  $133,188,811
------------------------------------------------------------------------------
 Undistributed net investment income                  1,134,854       937,128
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                         (580,780)    3,305,038
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currency transactions                  40,185,447    28,307,101
------------------------------------------------------------------------------
                                                   $211,022,585  $165,738,078
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in

                       AIM V.I. INTERNATIONAL EQUITY FUND
   foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997 undistributed net investment income was decreased and undistributed net realized gain (loss) increased by $219,643 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $59,724 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,684 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $715 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $490 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,205 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $145,204,122 and $110,775,339, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $48,320,669
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,100,740)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $40,219,929
==========================================================================

 Cost of investments for tax purposes is $168,108,898.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,963,552  $ 50,938,182  4,432,824  $66,189,679
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                257,449     4,317,425     23,877      377,734
----------------------------------------------------------------------------
Reacquired                 (1,031,143)  (18,161,354)  (347,543)  (5,131,273)
----------------------------------------------------------------------------
                            2,189,858  $ 37,094,253  4,109,158  $61,436,140
============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                           ---------------------------------     -------------------
                             1997            1996     1995        1995        1994
                           --------        --------  -------     -------     -------
Net asset value,
 beginning of period       $  16.36        $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.10            0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 1.03            2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------
   Total from investment
    operations                 1.13            2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.08)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
  Distributions from net
   realized capital gains     (0.28)             --       --          --          --
--------------------------------------------------------------------------------------------
   Total distributions        (0.36)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  17.13        $  16.36  $ 13.66     $ 11.03     $ 12.49
============================================================================================
Total return(a)                6.94%          20.05%   24.04%     (11.48)%     24.90%
============================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $211,023        $165,738  $82,257     $55,019     $23,533
============================================================================================
Ratio of expenses to
 average net assets            0.93%(b)(c)     0.96%    1.15%(d)    1.27%(e)    1.98%(d)(e)
============================================================================================
Ratio of net investment
 income to average net
 assets                        0.68%(b)        0.78%    0.75%(d)    0.60%(f)   (0.15)%(d)(f)
============================================================================================
Portfolio turnover rate          57%             59%      67%         64%         26%
============================================================================================
Average brokerage
 commission rate paid(g)   $ 0.0173        $ 0.0209      N/A         N/A         N/A
============================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $202,576,375.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994, in conformity with generally accepted accounting principles.

                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                          AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                      PAR
                                                     (000)     VALUE
COMMERCIAL PAPER - 53.34%(a)

ASSET-BACKED SECURITIES - 15.35%

Ciesco, L.P.,
 5.67%, 02/09/98                                     $1,000 $   993,858
-----------------------------------------------------------------------
Clipper Receivables Corp.,
 6.00%, 01/28/98                                      1,067   1,062,198
-----------------------------------------------------------------------
Fleet Funding Corp.,
 5.83%, 01/30/98                                      2,900   2,886,380
-----------------------------------------------------------------------
Preferred Receivables Funding Corp.,
 5.64%, 01/06/98                                      1,075   1,074,158
-----------------------------------------------------------------------
Sheffield Receivables Corp.,
 5.81%, 02/02/98                                      3,000   2,984,507
-----------------------------------------------------------------------
                                                              9,001,101
-----------------------------------------------------------------------

AUTOMOBILE - 1.68%

Daimler-Benz North America Corp.,
 5.75%, 03/26/98                                      1,000     986,583
-----------------------------------------------------------------------

BROADCAST MEDIA - 1.67%

Scripps (E. W.) Co.,
 5.74%, 03/12/98                                        992     980,928
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 5.10%

International Business Machines Corp.,
 6.25%, 01/15/98                                      3,000   2,992,708
-----------------------------------------------------------------------

DRUGS - 4.09%

Novartis Finance Corp.,
 6.35%, 01/06/98                                      2,400   2,397,883
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.55%

Hitachi America, Ltd.,
 5.95%, 01/29/98                                      1,500   1,493,058
-----------------------------------------------------------------------

FINANCE (BUSINESS CREDIT) - 7.71%

General Electric Capital Corp.,
 5.70%, 02/27/98                                      1,000     990,975
-----------------------------------------------------------------------
 5.68%, 03/03/98                                      1,548   1,533,101
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 5.54%, 01/14/98                                      2,000   1,995,999
-----------------------------------------------------------------------
                                                              4,520,075
-----------------------------------------------------------------------

FINANCE (MISCELLANEOUS) - 1.70%

USAA Capital Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

                                                      PAR
                                                     (000)     VALUE
FINANCE (PERSONAL CREDIT) - 2.97%

Associates Corp. of North America,
 5.68%, 02/11/98                                     $1,750 $ 1,738,679
-----------------------------------------------------------------------

FOOD PROCESSING - 3.39%

Cargill Financial Services Corp.,
 5.57%, 02/20/98                                      2,000   1,984,527
-----------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.68%

MetLife Funding Inc.,
 5.71%, 03/20/98                                      1,000     987,628
-----------------------------------------------------------------------

MACHINERY - 1.70%

Dover Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

METAL MINING - 2.04%

RTZ America, Inc.,
 5.57%, 01/07/98                                      1,200   1,198,886
-----------------------------------------------------------------------

OIL & GAS (INTEGRATED) - 1.71%

Shell Martinez Refining Co.,
 5.81%, 03/11/98(b)                                   1,000   1,000,000
-----------------------------------------------------------------------
  Total Commercial Paper                                     31,276,640
-----------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.33%(C)

Goldman, Sachs & Co.,
 5.6875%, 04/20/98(d)                                 2,060   2,060,000
-----------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.,
 7.05%, 08/17/98(e)                                   3,000   3,000,000
-----------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.,
 6.82%, 04/06/98(f)                                   2,100   2,100,000
-----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.,
 6.85%, 05/26/98(g)                                   3,000   3,000,000
-----------------------------------------------------------------------
  Total Master Note Agreements                               10,160,000
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.26%

Federal National Mortgage Association,
 5.504%, 06/02/99(h)                                  2,000   2,000,000
-----------------------------------------------------------------------
Student Loan Marketing Association,
 5.619%, 08/20/98(h)                                    500     499,973
-----------------------------------------------------------------------
  Total U.S. Government Agency Securities                     2,499,973
-----------------------------------------------------------------------
  Total Investments, excluding Repurchase Agreements         43,936,613
-----------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND

                                          PAR
                                         (000)     VALUE
REPURCHASE AGREEMENTS - 25.15%(i)

Goldman, Sachs & Co.,
 6.53%, 01/02/98(j)                      $4,744 $ 4,744,154
----------------------------------------------------------------
Smith Barney, Inc.,
 6.75%, 01/02/98(k)                      10,000  10,000,000
----------------------------------------------------------------
  Total Repurchase Agreements                    14,744,154
----------------------------------------------------------------
TOTAL INVESTMENTS - 100.08%                      58,680,767(/1/)
----------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.08%)             (46,146)
----------------------------------------------------------------
NET ASSETS - 100.00%                            $58,634,621
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 12/31/97.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(h) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/97.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Treasury obligations, 0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at
 value (amortized cost)                                   $ 43,936,613
----------------------------------------------------------------------
Repurchase agreements                                       14,744,154
----------------------------------------------------------------------
Interest receivable                                             69,211
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,151
----------------------------------------------------------------------
Other assets                                                    11,335
----------------------------------------------------------------------
    Total assets                                            58,779,428
----------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                      89,207
----------------------------------------------------------------------
  Deferred compensation plan                                    17,151
----------------------------------------------------------------------
Accrued advisory fees                                           20,245
----------------------------------------------------------------------
Accrued administrative service fees                              2,858
----------------------------------------------------------------------
Accrued directors' fees                                          1,843
----------------------------------------------------------------------
Accrued operating expenses                                      13,503
----------------------------------------------------------------------
    Total liabilities                                          144,807
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,634,621
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
  Authorized                                               250,000,000
----------------------------------------------------------------------
  Outstanding                                               58,634,564
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                              $3,562,612
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            254,546
-----------------------------------------------------------------
Administrative service fees                               38,289
-----------------------------------------------------------------
Custodian fees                                            25,713
-----------------------------------------------------------------
Directors' fees and expenses                               7,904
-----------------------------------------------------------------
Legal fees                                                18,787
-----------------------------------------------------------------
Organizational costs                                       2,892
-----------------------------------------------------------------
Other                                                     24,587
-----------------------------------------------------------------
   Total expenses                                        372,718
-----------------------------------------------------------------
Less: Expenses paid indirectly                              (160)
-----------------------------------------------------------------
   Net expenses                                          372,558
-----------------------------------------------------------------
Net investment income                                  3,190,054
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,190,054
=================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

  Net investment income                            $ 3,190,054  $ 3,207,475
----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities                                               --       16,294
----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       3,190,054    3,223,769
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (3,190,054)  (3,207,475)
----------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                       (4,894,872)  (1,992,555)
----------------------------------------------------------------------------
   Net increase (decrease) in net assets            (4,894,872)  (1,976,261)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                 63,529,493   65,505,754
----------------------------------------------------------------------------
  End of year                                      $58,634,621  $63,529,493
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)       $58,634,564  $63,529,436
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities                                    57           57
----------------------------------------------------------------------------
                                                   $58,634,621  $63,529,493
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $38,289 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,396 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $160 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $160 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                  1997                       1996
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     88,948,357  $ 88,948,357   76,145,573  $ 76,145,573
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         3,190,054     3,190,054    3,207,475     3,207,475
----------------------  -----------  ------------  -----------  ------------
Reacquired              (97,033,283)  (97,033,283) (81,345,603)  (81,345,603)
----------------------  -----------  ------------  -----------  ------------
                         (4,894,872) $ (4,894,872)  (1,992,555) $ (1,992,555)
                        ===========  ============  ===========  ============

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                              DECEMBER 31,                     JANUARY 31,
                         -------------------------------     -------------------
                          1997           1996     1995        1995        1994
                         -------        -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.05           0.05     0.05        0.04        0.02
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income       (0.05)         (0.05)   (0.05)      (0.04)      (0.02)
--------------------------------------------------------------------------------
Net asset value, end of
 period                  $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
================================================================================
Total return                5.14%          4.97%    5.69%(a)    3.98%       2.27%(a)
================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $58,635        $63,529  $65,506     $31,017     $13,891
================================================================================
Ratio of expenses to
 average net assets         0.59%(b)(c)    0.55%    0.53%(a)    0.63%(d)    0.95%(a)(e)
================================================================================
Ratio of net investment
 income to average net
 assets                     5.01%(b)       4.84%    5.40%(a)    4.14%(d)    2.29%(a)(e)
================================================================================

(a) Annualized.
(b) Ratios are based on average net assets of $63,641,415.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the ratios of expenses and net investment income to average net assets were 0.70% and 4.07%, respectively.
(e) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the annualized ratios of expenses and net investment income to average net assets were 1.53% and 1.70%, respectively.

                           AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.


                                  /s/ TAIT, WELLER & BAKER

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                  MARKET
                                     SHARES       VALUE
DOMESTIC COMMON STOCKS - 65.86%

AEROSPACE/DEFENSE - 0.69%

Boeing Co. (The)                        33,000 $  1,614,937
-----------------------------------------------------------
Lockheed Martin Corp.                    1,800      177,300
-----------------------------------------------------------
Orbital Sciences Corp.(a)               20,100      597,975
-----------------------------------------------------------
Precision Castparts Corp.               38,800    2,340,125
-----------------------------------------------------------
                                                  4,730,337
-----------------------------------------------------------

AIR FREIGHT - 0.26%

Airborne Freight Corp.                  18,200    1,130,675
-----------------------------------------------------------
Federal Express Corp.(a)                11,400      696,112
-----------------------------------------------------------
                                                  1,826,787
-----------------------------------------------------------

AIRLINES - 0.66%

Continental Airlines, Inc.(a)           94,000    4,523,750
-----------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.86%

Banc One Corp.                         103,000    5,594,185
-----------------------------------------------------------
Wachovia Corp.                           4,600      373,175
-----------------------------------------------------------
                                                  5,967,360
-----------------------------------------------------------

BANKS (MONEY CENTER) - 5.00%

BankAmerica Corp.(b)                   166,000   12,118,000
-----------------------------------------------------------
Chase Manhattan Corp.                   92,600   10,139,700
-----------------------------------------------------------
Citicorp(b)                             97,000   12,264,438
-----------------------------------------------------------
                                                 34,522,138
-----------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
 CABLE) - 0.33%

US West Media Group(a)                  78,300    2,260,912
-----------------------------------------------------------

BUILDING MATERIALS - 0.18%

Masco Corp.                             25,000    1,271,875
-----------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.39%

Cytec Industries Inc.(a)                58,000    2,722,375
-----------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.30%

Comverse Technology, Inc.(a)            54,000    2,106,000
-----------------------------------------------------------

COMPUTERS (HARDWARE) - 1.71%

Compaq Computer Corp.                   52,000    2,934,750
-----------------------------------------------------------
Stratus Computer, Inc.(a)               37,000    1,399,063
-----------------------------------------------------------
Sun Microsystems, Inc.(a)              187,000    7,456,625
-----------------------------------------------------------
                                                 11,790,438
-----------------------------------------------------------

COMPUTERS (NETWORKING) - 0.31%

Bay Networks, Inc.(a)                   84,000    2,147,250
-----------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.95%

Adaptec, Inc.(a)                        50,000    1,856,250
-----------------------------------------------------------
Quantum Corp.(a)(b)                    234,000    4,694,625
-----------------------------------------------------------
                                                  6,550,875
-----------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.27%

America Online, Inc.(a)                       13,000 $  1,159,438
-----------------------------------------------------------------
American Management Systems, Inc.(a)          41,000      799,500
-----------------------------------------------------------------
Autodesk, Inc.                                10,000      370,000
-----------------------------------------------------------------
Computer Associates International, Inc.      230,500   12,187,687
-----------------------------------------------------------------
Network Associates, Inc.(a)                   42,168    2,229,622
-----------------------------------------------------------------
Sybase, Inc.(a)                              150,000    1,996,875
-----------------------------------------------------------------
Unisys Corp.(a)                              275,000    3,815,625
-----------------------------------------------------------------
                                                       22,558,747
-----------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.30%

American Greetings Corp.-Class A              53,000    2,073,625
-----------------------------------------------------------------

CONSUMER FINANCE - 1.19%

Household International, Inc.                 24,500    3,125,281
-----------------------------------------------------------------
MBNA Corp.                                    89,000    2,430,812
-----------------------------------------------------------------
SLM Holding Corp.                             19,000    2,643,375
-----------------------------------------------------------------
                                                        8,199,468
-----------------------------------------------------------------

ELECTRIC COMPANIES - 0.34%

Allegheny Energy, Inc.                        37,200    1,209,000
-----------------------------------------------------------------
Carolina Power & Light Co.                    13,700      581,394
-----------------------------------------------------------------
Wisconsin Energy Corp.                        18,700      537,625
-----------------------------------------------------------------
                                                        2,328,019
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.82%

American Power Conversion Corp.(a)           125,000    2,953,124
-----------------------------------------------------------------
AVX Corp.                                      9,700      178,844
-----------------------------------------------------------------
SCI Systems, Inc.(a)                          45,000    1,960,313
-----------------------------------------------------------------
Symbol Technologies, Inc.                     14,800      558,700
-----------------------------------------------------------------
                                                        5,650,981
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.12%

Waters Corp.(a)                               21,900      823,988
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.67%

Maxim Integrated Products, Inc.(a)            65,000    2,242,500
-----------------------------------------------------------------
Microchip Technology, Inc.(a)                 37,000    1,110,000
-----------------------------------------------------------------
National Semiconductor Corp.(a)               50,000    1,296,875
-----------------------------------------------------------------
                                                        4,649,375
-----------------------------------------------------------------

ENTERTAINMENT - 0.54%

Viacom, Inc.-Class B(a)                       89,700    3,716,944
-----------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.99%

Ambac Financial Group, Inc.                   63,000    2,898,000
-----------------------------------------------------------------
Fannie Mae                                   207,000   11,811,937
-----------------------------------------------------------------
Freddie Mac                                  254,000   10,652,125
-----------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                            MARKET
                                               SHARES       VALUE
FINANCIAL (DIVERSIFIED) - (CONTINUED)

MBIA, Inc.                                        57,400 $  3,835,038
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       89,000    5,262,125
---------------------------------------------------------------------
                                                           34,459,225
---------------------------------------------------------------------

FOODS - 0.19%

Interstate Bakeries Corp.                         34,400    1,285,700
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.75%

Bristol-Myers Squibb Co.                          55,000    5,204,375
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.90%

ICN Pharmaceuticals, Inc.                         85,060    4,151,991
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   64,200    2,082,488
---------------------------------------------------------------------
                                                            6,234,479
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.67%

Quorum Health Group, Inc.(a)                     138,050    3,606,556
---------------------------------------------------------------------
Tenet Healthcare Corp.(a)(b)                      31,000    1,026,875
---------------------------------------------------------------------
                                                            4,633,431
---------------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE) - 0.46%

Genesis Health Ventures, Inc.(a)                  62,500    1,648,438
---------------------------------------------------------------------
Health Care and Retirement Corp.(a)               38,400    1,545,600
---------------------------------------------------------------------
                                                            3,194,038
---------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 2.12%

MedPartners, Inc.(a)                             462,030   10,337,921
---------------------------------------------------------------------
PhyCor, Inc.(a)                                  160,000    4,320,000
---------------------------------------------------------------------
                                                           14,657,921
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.61%

Allegiance Corp.                                  26,500      939,094
---------------------------------------------------------------------
Baxter International Inc.                         91,000    4,589,813
---------------------------------------------------------------------
Becton, Dickinson & Co.                           42,000    2,100,000
---------------------------------------------------------------------
Sybron International Corp.(a)                     74,800    3,510,924
---------------------------------------------------------------------
                                                           11,139,831
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.25%

FPA Medical Management, Inc.(a)                   10,500      195,563
---------------------------------------------------------------------
Omnicare, Inc.                                    50,000    1,550,000
---------------------------------------------------------------------
                                                            1,745,563
---------------------------------------------------------------------

HOMEBUILDING - 0.08%

Clayton Homes, Inc.                               30,000      540,000
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.45%

Colgate-Palmolive Co.                             42,000    3,087,000
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.42%

Conseco, Inc.                                    122,000    5,543,375
---------------------------------------------------------------------
Equitable Companies, Inc.                         21,000    1,044,750
---------------------------------------------------------------------
Provident Companies, Inc.                         84,000    3,244,500
---------------------------------------------------------------------
                                                            9,832,625
---------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
INSURANCE (MULTI-LINE) - 5.11%

Ace, Ltd.                                          68,000 $  6,562,000
----------------------------------------------------------------------
American International Group, Inc.(b)             165,000   17,943,750
----------------------------------------------------------------------
CIGNA Corp.                                         8,400    1,453,725
----------------------------------------------------------------------
Hartford Financial Services Group Inc. (The)       67,000    6,268,688
----------------------------------------------------------------------
Travelers Group, Inc.                              57,000    3,070,875
----------------------------------------------------------------------
                                                            35,299,038
----------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 5.58%

Allstate Corp.                                    274,100   24,908,838
----------------------------------------------------------------------
Chubb Corp.                                        12,000      907,500
----------------------------------------------------------------------
Exel Ltd.                                         110,000    6,971,250
----------------------------------------------------------------------
Progressive Corp.                                  32,000    3,836,000
----------------------------------------------------------------------
Transatlantic Holdings, Inc.                       27,050    1,934,075
----------------------------------------------------------------------
                                                            38,557,663
----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.10%

Merrill Lynch & Co., Inc.                         104,000    7,585,500
----------------------------------------------------------------------

LODGING (HOTELS) - 2.06%

Carnival Corp.-Class A                            150,000    8,306,250
----------------------------------------------------------------------
Host Marriott Corp.(a)                             34,000      667,250
----------------------------------------------------------------------
Promus Hotel Corp.(a)                              58,100    2,440,200
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       52,100    2,777,581
----------------------------------------------------------------------
                                                            14,191,281
----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.63%

Eaton Corp.                                        17,800    1,588,650
----------------------------------------------------------------------
Hillenbrand Industries, Inc.                       22,000    1,126,125
----------------------------------------------------------------------
Tyco International Ltd.                            36,200    1,631,263
----------------------------------------------------------------------
                                                             4,346,038
----------------------------------------------------------------------

NATURAL GAS - 1.00%

El Paso Natural Gas Co.                            71,500    4,754,750
----------------------------------------------------------------------
Williams Companies, Inc. (The)                     76,000    2,156,500
----------------------------------------------------------------------
                                                             6,911,250
----------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.14%

Wallace Computer Services, Inc.                    25,400      987,425
----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.80%

Baker Hughes, Inc.                                 26,000    1,134,250
----------------------------------------------------------------------
BJ Services Co.(a)                                 30,000    2,158,125
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                            20,000    1,220,000
----------------------------------------------------------------------
Noble Drilling Corp.(a)                            32,000      980,000
----------------------------------------------------------------------
                                                             5,492,375
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.52%

Tosco Corp.                                        95,280    3,602,775
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.19%

Xerox Corp.                                       111,000    8,193,188
----------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                           MARKET
                                              SHARES       VALUE
PUBLISHING - 0.04%

Meredith Corp.                                    7,100 $    253,381
--------------------------------------------------------------------

RAILROADS - 0.25%

Kansas City Southern Industries, Inc.            55,000    1,746,250
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.30%

Cali Realty Corp.                                50,000    2,050,000
--------------------------------------------------------------------

RESTAURANTS - 0.36%

Cracker Barrel Old Country Store, Inc.           61,800    2,062,575
--------------------------------------------------------------------
Papa John's International, Inc.(a)               11,700      408,038
--------------------------------------------------------------------
                                                           2,470,613
--------------------------------------------------------------------

RETAIL (COMPUTER & ELECTRONICS) - 0.43%

CompUSA, Inc.(a)                                 39,000    1,209,000
--------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                    54,000    1,572,750
--------------------------------------------------------------------
Tech Data Corp.(a)(b)                             5,200      202,150
--------------------------------------------------------------------
                                                           2,983,900
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.84%

Kroger Co.(a)                                    72,500    2,677,969
--------------------------------------------------------------------
Safeway, Inc.(a)                                 49,900    3,156,175
--------------------------------------------------------------------
                                                           5,834,144
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.43%

Dayton-Hudson Corp.                              44,000    2,970,000
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.50%

Corporate Express, Inc.(a)                      270,000    3,476,250
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.86%

Charter One Financial, Inc.                      19,950    1,259,344
--------------------------------------------------------------------
Washington Mutual, Inc.                          72,820    4,646,826
--------------------------------------------------------------------
                                                           5,906,170
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.89%

Cendant Corp.(a)                                 50,465    1,734,738
--------------------------------------------------------------------
Service Corp. International                     170,000    6,279,375
--------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A               108,000    5,035,500
--------------------------------------------------------------------
                                                          13,049,613
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.15%

National Data Corp.                              29,000    1,047,625
--------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.31%

AccuStaff, Inc.(a)                               93,000    2,139,000
--------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.17%

Nextel Communications, Inc.(a)                   46,200    1,201,200
--------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 6.36%

AT&T Corp.(b)                                    69,700    4,269,125
--------------------------------------------------------------------
LCI International, Inc.(a)                       73,800    2,269,350
--------------------------------------------------------------------
MCI Communications Corp.                        315,000   13,485,937
--------------------------------------------------------------------
Sprint Corp.                                     48,100    2,819,862
--------------------------------------------------------------------
WorldCom, Inc.(a)                               698,019   21,115,075
--------------------------------------------------------------------
                                                          43,959,349
--------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
TOBACCO-1.57%

Philip Morris Companies, Inc.(b)                           240,000 $ 10,875,000
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 0.49%

USA Waste Services, Inc.(a)                                 86,000    3,375,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks                                      454,939,960
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 11.79%

BRAZIL - 0.34%

Uniao de Bancos Brasileiros S.A.-GDR (Banks-
 Regional)(a)                                               73,000    2,349,688
-------------------------------------------------------------------------------

CANADA - 4.56%

Bank of Montreal (Banks-Money Center)                       42,000    1,861,866
-------------------------------------------------------------------------------
Canadian National Railway Co.-ADR (Railroads)               35,000    1,653,750
-------------------------------------------------------------------------------
Philip Services Corp.-ADR (Waste Management)(a)            113,000    1,624,375
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks-Major Regional)                498,200   26,355,915
-------------------------------------------------------------------------------
                                                                     31,495,906
-------------------------------------------------------------------------------

DENMARK-0.27%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)        13,000    1,859,338
-------------------------------------------------------------------------------

FINLAND - 0.73%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)       72,000    5,040,000
-------------------------------------------------------------------------------

ITALY - 1.11%

Credito Italiano S.p.A. (Banks-Major Regional)           1,200,000    3,711,928
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                 185,000    2,193,332
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          280,083    1,791,645
-------------------------------------------------------------------------------
                                                                      7,696,905
-------------------------------------------------------------------------------

NETHERLANDS - 0.29%

Akzo Nobel N.V. (Chemicals-Diversified)                     11,500    1,982,788
-------------------------------------------------------------------------------

PHILIPPINES - 0.01%

Metro Pacific Corp. (Manufacturing-Diversified)          1,145,130       31,668
-------------------------------------------------------------------------------

PORTUGAL - 0.07%

Portugal Telecom S.A. (Telephone)                           10,700      496,485
-------------------------------------------------------------------------------

SPAIN - 0.14%

Endesa S.A. (Electric Companies)                            21,400      379,961
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            19,900      568,198
-------------------------------------------------------------------------------
                                                                        948,159
-------------------------------------------------------------------------------

SWEDEN - 1.27%

Nordbanken Holding AB (Banks-Major Regional)               665,000    3,760,564
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                 189,150    4,300,000
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 20,000      746,250
-------------------------------------------------------------------------------
                                                                      8,806,814
-------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                                    MARKET
                                                       SHARES       VALUE
SWITZERLAND - 0.59%

Novartis A.G. (Health Care-Diversified)                    2,520 $  4,086,486
------------------------------------------------------------------------------

UNITED KINGDOM - 2.41%

Danka Business Systems PLC-ADR (Office Equipment &
 Supplies)                                                64,700    1,031,156
------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)               250,000    1,083,951
------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                           142,900    2,269,470
------------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceutical)(b)                                      237,100   12,195,831
------------------------------------------------------------------------------
Standard Chartered PLC (Banks-Major Regional)              9,666      103,190
------------------------------------------------------------------------------
                                                                   16,683,598
------------------------------------------------------------------------------
  Total Foreign Stocks & Other
   Equity Interests                                                81,477,835
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.38%

HEALTH CARE (MANAGED CARE) - 0.14%

Medpartners Inc. - $1.44 Conv. Pfd.                       43,000      946,000
------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.08%

Conseco Inc.-$4.278 Conv. PRIDES                           3,600      561,600
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.16%

WorldCom, Inc.-$2.68 Conv. Pfd.                           10,400    1,092,000
------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                                2,599,600
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.94%

U.S. TREASURY BILLS(c) - 0.94%

5.31%, 01/08/98                                        6,500,000    6,497,985
------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements              545,515,380
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 24.67%(d)

SBC Warburg, Inc.
 6.55%, 01/02/98(e)                                   68,385,924   68,385,924
------------------------------------------------------------------------------
Smith Barney, Inc.
 6.75%, 01/02/98(f)                                  102,063,243  102,063,243
------------------------------------------------------------------------------
  Total Repurchase Agreements                                     170,449,167
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.64%                                       715,964,547
==============================================================================
LIABILITIES LESS OTHER ASSETS - (3.64%)                           (25,123,054)
==============================================================================
NET ASSETS - 100.00%                                             $690,841,493
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,181,944. Collateralized by $601,835,000 U.S. Government obligations, 0% to 10.75% due 05/21/98 to 08/15/23 with an aggregate market value at 12/31/97 of $510,077,411.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
GDR    - Global Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements at market
 value (cost $444,423,441)                                $545,515,380
----------------------------------------------------------------------
Repurchase agreements (cost $170,449,167)                  170,449,167
----------------------------------------------------------------------
Cash                                                            21,147
----------------------------------------------------------------------
Foreign currencies, at market value (cost $401,576)            395,713
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            3,513,484
----------------------------------------------------------------------
 Capital stock sold                                            896,072
----------------------------------------------------------------------
 Dividends and interest                                        645,292
----------------------------------------------------------------------
 Options written                                                15,614
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,336
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Other assets                                                    21,828
----------------------------------------------------------------------
  Total assets                                             721,493,997
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      29,455,924
----------------------------------------------------------------------
 Capital stock reacquired                                        2,277
----------------------------------------------------------------------
 Options written                                               719,781
----------------------------------------------------------------------
 Deferred compensation                                          19,336
----------------------------------------------------------------------
Accrued advisory fees                                          354,260
----------------------------------------------------------------------
Accrued directors' fees                                          2,624
----------------------------------------------------------------------
Accrued administrative service fees                              4,212
----------------------------------------------------------------------
Accrued operating expenses                                      94,090
----------------------------------------------------------------------
  Total liabilities                                         30,652,504
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $690,841,493
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,161,794
======================================================================
Net asset value, offering and redemption price per share        $20.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31 , 1997

INVESTMENT INCOME:

Dividends (net of $195,995 foreign withholding tax)          $  6,123,798
--------------------------------------------------------------------------
Interest                                                        3,138,907
--------------------------------------------------------------------------
   Total investment income                                      9,262,705
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   3,303,799
--------------------------------------------------------------------------
Administrative service fees                                        53,632
--------------------------------------------------------------------------
Custodian fees                                                    174,624
--------------------------------------------------------------------------
Directors' fees and expenses                                       10,946
--------------------------------------------------------------------------
Organizational costs                                                2,892
--------------------------------------------------------------------------
Other                                                             141,677
--------------------------------------------------------------------------
   Total expenses                                               3,687,570
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,824)
--------------------------------------------------------------------------
   Net expenses                                                 3,683,746
--------------------------------------------------------------------------
Net investment income                                           5,578,959
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:

  Investment securities                                        46,384,362
--------------------------------------------------------------------------
  Foreign currencies                                               10,509
--------------------------------------------------------------------------
  Option contracts                                              1,476,233
--------------------------------------------------------------------------
                                                               47,871,104
--------------------------------------------------------------------------

Net unrealized appreciation of:

  Investment securities                                        51,082,762
--------------------------------------------------------------------------
  Foreign currencies                                               33,204
--------------------------------------------------------------------------
  Option contracts                                                370,110
--------------------------------------------------------------------------
                                                               51,486,076
--------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies and
    option contracts                                           99,357,180
--------------------------------------------------------------------------
Net increase in net assets resulting from operations         $104,936,139
==========================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  5,578,959  $  6,092,474
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts   47,871,104    19,315,881
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                          51,486,076    19,921,129
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      104,936,139    45,329,484
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (6,026,082)   (1,864,217)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                      (18,500,854)  (18,073,097)
------------------------------------------------------------------------------
Net increase from capital stock transactions        240,697,144    87,131,189
------------------------------------------------------------------------------
   Net increase in net assets                       321,106,347   112,523,359
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  369,735,146   257,211,787
------------------------------------------------------------------------------
 End of year                                       $690,841,493  $369,735,146
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $536,384,006  $295,686,862
------------------------------------------------------------------------------
 Undistributed net investment income                  5,579,627     6,016,241
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   47,575,497    18,215,756
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts  101,302,363    49,816,287
------------------------------------------------------------------------------
                                                   $690,841,493  $369,735,146
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at

                              AIM V.I. VALUE FUND
   amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains reduced by $10,509 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to

                              AIM V.I. VALUE FUND
reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $53,632 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,309 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $2,218 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,606 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,824 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $715,432,710 and $593,497,504, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $109,556,705
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (10,333,119)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 99,223,586
===========================================================================

 Cost of investments for tax purposes is $446,291,794.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT       SHARES      AMOUNT
                           ----------  ------------  ----------  -----------
Sold                       12,245,239  $244,753,656   5,143,694  $86,219,671
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions              1,188,320    24,526,936   1,179,025   19,937,315
-----------------------------------------------------------------------------
Reacquired                 (1,424,104)  (28,583,448) (1,140,219) (19,025,797)
-----------------------------------------------------------------------------
                           12,009,455  $240,697,144   5,182,500  $87,131,189
=============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                            OPTION CONTRACTS
                          --------------------
                          NUMBER OF  PREMIUMS
                          CONTRACTS  RECEIVED
                          --------- ----------
       Beginning of year    3,487   $1,119,905
       Written              7,780    3,228,715
       Closed              (1,470)    (675,031)
       Exercised           (3,000)  (1,220,728)
       Expired             (4,695)  (1,511,273)
                           ------   ----------
       End of year          2,102   $  941,588
                           ======   ==========

  Open call options written at December 31, 1997 were as follows:

                                                                                         UNREALIZED
                                 CONTRACT STRIKE  NUMBER OF PREMIUM  DECEMBER 31, 1997  APPRECIATION
       ISSUE                      MONTH   PRICE   CONTRACTS RECEIVED   MARKET VALUE    (DEPRECIATION)
       -----                     -------- ------  --------- -------- ----------------- --------------
       AT&T Corp.                 Apr.98    60        200   $119,898     $103,750        $  16,148
       AT&T Corp.                 Apr.98    65        100     36,761       31,250            5,511
       American International
        Group, Inc.               Feb.98   100        250    161,495      262,500         (101,005)
       BankAmerica Corp.          Apr.98    80        150     84,397       45,000           39,397
       Citicorp                   Apr.98   135        250    255,836      168,750           87,087
       Philip Morris Companies,
        Inc.                      Jan.98    45        250     39,874       27,344           12,530
       Quantum Corp.              Feb.98    27.5      428    137,811       16,050          121,761
       SmithKline Beecham PLC     Jan.98    50        200     60,648       44,375           16,273
       Tech Data Corp.            Jan.98    45         24      4,978          450            4,528
       Tenet Healthcare Corp.     Feb.98    35        250     39,890       20,312           19,577
                                                    -----   --------     --------        ---------
                                                    2,102   $941,588     $719,781        $ 221,807
                                                    =====   ========     ========        =========

                              AIM V.I. VALUE FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                  DECEMBER 31,                      JANUARY 31,
                           ----------------------------------     ------------------
                             1997            1996      1995         1995      1994
                           --------        --------  --------     --------   -------
Net asset value,
 beginning of period       $  17.48        $  16.11  $  11.83     $  12.17   $ 10.00
------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.08            0.30      0.11         0.10      0.02
------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 4.05            2.09      4.18        (0.35)     2.17
------------------------------------------------------------------------------------
   Total from investment
    operations                 4.13            2.39      4.29        (0.25)     2.19
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.19)          (0.10)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
  Distributions from
   realized capital gains     (0.59)          (0.92)       --           --        --
------------------------------------------------------------------------------------
   Total distributions        (0.78)          (1.02)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  20.83        $  17.48  $  16.11     $  11.83   $ 12.17
====================================================================================
Total return(a)               23.69%          15.02%    36.25%       (2.03)%   21.94%
====================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $690,841        $369,735  $257,212     $109,257   $38,255
====================================================================================
Ratio of expenses to
 average net assets            0.70%(b)(c)     0.73%     0.75%(d)     0.82%     1.00%(d)(e)
====================================================================================
Ratio of net investment
 income to average net
 assets                        1.05%(b)        2.00%     1.11%(d)     1.17%     0.51%(d)(e)
====================================================================================
Portfolio turnover rate         127%            129%      145%         143%       87%
====================================================================================
Average brokerage
 commission rate paid(f)   $ 0.0487        $ 0.0429       N/A          N/A       N/A
====================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $529,874,605.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% and 0.16%, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. VALUE FUND

                                     PART C

                               OTHER INFORMATION


Item 24. (a)    Financial Statements:

         In Part A:

              Not Applicable

         In Part B:

              Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements for the semi-annual period ended June 30, 1998 (unaudited) for all portfolios except (AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications
              Fund). Report of Independent Auditors, Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Notes to Financial Statements for the fiscal years ended December 31, 1997, 1996, 1995 and January 31, 1995 and 1994 for the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Global Utilities Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. Growth and Income Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund and the AIM V.I. Value Fund.

         (b)  Exhibits:


    Exhibit
    Number    Description
    -------   -----------

        (1)   -      (a) Articles Supplementary to Articles of Incorporation
                     of Registrant, as filed with the State of Maryland on September 30, 1998, on is hereby filed electronically.

              - (b) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on February 4, 1998 was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

              - (c) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1995, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

              - (d) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1994, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and
                            were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                     - (e) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 15, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.

                     - (f) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 13, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.

                     - (g) Articles of Incorporation of Registrant, as filed with the State of Maryland on January 22, 1993, were filed as an Exhibit to Registrant's Initial Registration Statement on January 25, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

        (2)          -      (a) Amended and Restated Bylaws, dated effective
                            December 11, 1996, were filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and are incorporated herein by reference.

                            (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996.

                     - (c) By-Laws of Registrant were filed as an Exhibit to Registrant's Initial Registration Statement on January 25, 1993 and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

        (3)          -      Voting Trust Agreements - None.

        (4)          -      (a) Form of Specimen Certificate for the AIM V.I.
                            Global Utilities Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on
                            April 26, 1995.

                     - (b) Form of Specimen Certificates for the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund) were filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on March 2, 1994.

                     - (c) Form of Specimen Certificates were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993.

        (5)          -      (a) Form of Amendment No. 2 to Master Investment
                            Advisory Agreement, between Registrant and A I M
                            Advisors, Inc. is hereby filed electronically.

                     - (b) Copy of Amendment No. 1, dated April 15, 1998, to Master Investment Advisory Agreement, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                     - (c) Copy of Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and
                            A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and incorporated herein by reference.

                     - (d) Copy of Amendment, dated April 28, 1994, to Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                     - (e) Copy of Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and
                            A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                     - (f) Copy of Investment Advisory Agreement, dated March 31, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993.

                     - (g) Form of Sub-Advisory Agreement between Registrant and INVESCO Asset Management Limited is hereby filed electronically.

                     - (h) Form of Amendment No. 2 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                     - (i) Form of Amendment No. 1 to Foreign County Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                     - (j) Copy of Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

        (6)          -      (a) Form of Amendment No. 2 to Master Distribution
                            Agreement, between Registrant and A I M
                            Distributors, Inc. is hereby filed electronically.

                     - (b) Copy of Amendment No. 1, dated April 15, 1998, to Master Distribution Agreement, between Registrant and A I M Distributors, Inc. is hereby filed electronically.

                     - (c) Copy of Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     - (d) Copy of Amendment, dated April 28, 1994, to Master Distribution Agreement, dated October 18, 1993, between Registrant and AIM Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                     - (e) Copy of Master Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                     - (f) Copy of Distribution Agreement, dated March 31, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993.

        (7)          -      (a) Retirement Plan of Registrant's Non-Affiliated
                            Directors, effective  March 8, 1994, as restated
                            September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.


                     - (b) Retirement Plan of Registrant's Non-Affiliated Directors, effective March 8, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994.

                     - (c) Form of Deferred Compensation Agreement was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (d) Form of Deferred Compensation Agreement of Registrant's Non-Affiliated Directors, as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.


                     - (e) Form of Deferred Compensation Agreement of Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994.

       (8)           -      (a) Copy of Amendment, dated September 9, 1998, to
                            Custodian Agreement, dated March 31, 1993, between
                            Registrant and State Street Bank and Trust Company is hereby filed electronically.

                     - (b) Copy of Amendment No. 2, dated September 19, 1995, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     - (c) Copy of Amendment No. 1, dated April 25, 1994, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and
                            Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on
                            May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.

                     - (d) Copy of Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

        (9)          -      (a) Copy of Amendment No. 1, dated April 25, 1994,
                            to Transfer Agency Agreement, dated March 19, 1993, between Registrant and State Street Bank and Trust
                            Company was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-
                            Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     -      (b) Copy of Transfer Agency Agreement, dated
                            March 19, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.

                     - (c) Form of No. 1 to Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                     - (d) Copy of Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                     - (e) Copy of Master Administrative Services agreement dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 23, 1997.

                     - (f) Copy of Amendment No.1, dated April 28, 1994, to Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on
                            May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996.

                     - (g) Copy of Master Administrative Services Agreement, dated October 18, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                     - (h) Copy of Administrative Services Agreement, dated March 31, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993.

                     -      (i) Copy of Participation Agreement, dated
                            April 30, 1997, between Registrant and Prudential Insurance Company of America was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (j) Copy of Amendment No. 1, dated June 15, 1998, to Participation Agreement dated November 4, 1997, between Registrant and Nationwide Life Insurance Company is hereby filed electronically.

                     -      (k) Copy of Participation Agreement, dated
                            November 4, 1997, between Registrant and Nationwide Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     -      (l) Copy of Participation Agreement, dated
                            December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (m) Copy of Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (n) Copy of Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (o) Copy of Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New

                            York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (p) Copy of Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (q) Copy of Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (r) Copy of Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (s) Copy of Amendment No. 1, dated June 23, 1998, to Participation Agreement dated December 3, 1997, between Registrant and Security Life of Denver is hereby filed electronically.

                     - (t) Copy of Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     -      (u) Copy of Participation Agreement, dated
                            February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey was filed as an Exhibit to Post-Effective Amendment No. 8 on
                            April 23, 1997 and is incorporated herein by reference.

                     -      (v) Copy of Side Letter Agreement, dated
                            December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     - (w) Copy of Amendment No. 1, dated May 1, 1997, to Participation Agreement dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (x) Copy of Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     - (y) Copy of Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     -      (z) Copy of Participation Agreement, dated
                            December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company was filed as an Exhibit to Post- Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     -      (aa) Copy of Participation Agreement, dated
                            October 7, 1996, between Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996) was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     -      (bb) Copy of Side Letter Agreement, dated
                            September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York was filed electronically as an Exhibit to Post- Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (cc) Copy of Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                     - (dd) Copy of Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on
                            April 23, 1997 and is incorporated herein by reference.

                     -      (ee) Copy of Side Letter Agreement, dated
                            October 1, 1996, between Registrant and Allstate Life Insurance Company of New York is hereby filed electronically.

                     - (ff) Copy of Amendment No. 1, dated July 1, 1997, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (gg) Copy of Amendment No. 2, dated August 1, 1998 to Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company is hereby filed electronically.

                     - (hh) Copy of Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed as an

                            Exhibit to Post-Effective Amendment No. 8 on
                            April 23, 1997 and is incorporated herein by reference.

                     -      (ii) Copy of Participation Agreement, dated
                            April 8, 1996, between Registrant and Connecticut General Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     - (jj) Copy of Amendment No. 1, dated November 7, 1997 to Participation Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company is hereby filed electronically.

                     - (kk) Copy of Amendment No. 2, dated September 2, 1997, to Participation Agreement, dated
                            December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (ll) Copy of Amendment No. 3, dated January 26, 1998 to Participation Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company is hereby filed electronically.

                     - (mm) Copy of Amendment No. 4, dated May 1, 1998 to Participation Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company is hereby filed electronically.

                     - (nn) Copy of Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     -      (oo) Copy of Side Letter Agreement, dated
                            December 1, 1995, among Registrant and Glenbrook Life and Annuity Company was filed as an Exhibit to Post- Effective Amendment No. 8 and is incorporated herein by reference.

                     -      (pp) Copy of Participation Agreement, dated
                            March 4, 1996, between Registrant and IDS Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.


                     - (qq) Copy of Amendment No. 1, dated February 3, 1997, to Participation Agreement , dated
                            February 10, 1995, between Registrant and Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (rr) Copy of Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     - (ss) Copy of Amendment No. 1, dated February 3, 1997, to Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                     - (tt) Copy of Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on February 28, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                     - (uu) Copy of Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on
                            April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                            April 29, 1996, and is incorporated herein by reference.


                     -      (vv) Copy of Participation Agreement, dated
                            June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Insurance Company is hereby filed electronically.

                     - (ww) Copy of Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company is hereby filed electronically.

                     - (xx) Copy of Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company is hereby filed electronically.

                     -      (yy) Copy of Participation Agreement, dated
                            July 27, 1998, between Registrant and First
                            Allmerica Financial Life Insurance Company is hereby filed electronically.

                     - (zz) Copy of Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company is hereby filed electronically.

                     - (aaa) Copy of Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company is hereby filed electronically.

                     -      (bbb) Copy of Participation Agreement, dated
                            July 2, 1998, between Registrant and Hartford Life Insurance Company is hereby filed electronically.

                     -      (ccc) Copy of Participation Agreement, dated
                            April 21, 1998, between Registrant and Keyport Life Insurance Company is hereby filed electronically.

                     - (ddd) Copy of Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company is hereby filed electronically.

                     - (eee) Copy of Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company is hereby filed electronically.

                     - (fff) Copy of Amendment No. 1, dated June 30, 1998 to Participation Agreement dated May 1, 1998, between Registrant and PFL Life Insurance Company is hereby filed electronically.

                     - (ggg) Copy of Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company is hereby filed electronically.

                     - (hhh) Copy of Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) is hereby filed electronically.

                     -      (iii) Copy of Participation Agreement, dated
                            April 1, 1998, between Registrant and United Life & Annuity Insurance Company is hereby filed electronically.

                     - (jjj) Copy of Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

       (10)          -      (a) Opinion and Consent of Messrs. Freedman, Levy,
                            Kroll & Simonds regarding the AIM V.I. Capital
                            Appreciation Fund, the AIM V.I. Diversified Income
                            Fund, the AIM V.I. Government Securities Fund, the
                            AIM V.I. Growth Fund, the AIM V.I. International
                            Equity Fund, the AIM V.I. Money Market Fund and the
                            AIM V.I. Value Fund was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on
                            April 19, 1993.

                     - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994.

                     - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995.

                     - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was filed as an Exhibit to Registrant's Post-Effective Agreement No. 9 on February 13, 1998.

                     - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds is hereby filed electronically.

                     - (f) Consent of Messrs. Tait, Weller & Baker is hereby filed electronically.

       (11)          -      Other Opinions, Appraisals or Rulings and Consents
                            - None.

       (12)          -      Financial Statements omitted from Item 23 - None.

       (13)          -      (a) Copy of Agreement Concerning Initial
                            Capitalization of the AIM V.I. Aggressive Growth
                            Fund, the AIM V.I. Balanced Fund, the AIM V.I.
                            Capital Development Fund and the AIM V.I. High
                            Yield Fund is hereby filed electronically.

                     - (b) Copies of Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                     - (c) Copies of Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

       (14)          -      Registrant's Retirement Plan Documents - None.

       (15)          -      Registrant's Plan pursuant to Rule 12b-1 under the
                            1940 Act - None.

       (16)          -      Schedule of Performance Quotations were filed as an
                            Exhibit to Registrant's Post-Effective Amendment
                            No. 3 on May 2, 1994.

       (18)          -      Multiple Class Plan (Rule 18f-3) - None.

       (27)          -      Financial Data Schedules - None.

Item 25.      Persons Controlled by or under Common Control With Registrant

       Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

       None.


Item 26.      Number of Holders of Securities

       State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

             Title of Class                            Number of Record Holders
             --------------                            as of September 15, 1998
                                                       ------------------------
       AIM V.I. Aggressive Growth Fund                           2
       AIM V.I. Balanced Fund                                    3
       AIM V.I. Capital Appreciation Fund                        29
       AIM V.I. Capital Development Fund                         2
       AIM V.I. Diversified Income Fund                          9
       AIM V.I. Global Utilities Fund                            5
       AIM V.I. Government Securities Fund                       9
       AIM V.I. Growth Fund                                      12
       AIM V.I. Growth and Income Fund                           18
       AIM V.I. High Yield Fund                                  3
       AIM V.I. International Equity Fund                        18
       AIM V.I. Money Market Fund                                3
       AIM V.I. Value Fund                                       29

Item 27.      Indemnification

       State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

       Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General

       Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

       In addition, under the terms of the agreements described in response to
       Item 24(b) of this Part C, various third parties have agreed to indemnify the registrant, its directors and officers, and, in some cases, its investment advisor and/or principal underwriter, against certain liabilities that may arise in connection with the performance of the agreements. The specific terms of such indemnification are set out in the agreements, and are incorporated herein by reference.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.

Item 28.      Business and Other Connections of Investment Adviser

       Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

       The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies.
       Reference is also made to the captions "Management--Investment Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.

Item 29.      Principal Underwriters

       (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

              AIM Eastern Europe Fund
              AIM Equity Funds, Inc. (Retail Classes)
              GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund AIM Funds Group
              AIM Growth Series
              AIM International Funds, Inc.
              AIM Investment Funds
              AIM Investment Portfolios
              AIM Investment Securities Funds (AIM Limited Maturity Treasury
                     Fund - Class A Shares)
              AIM Series Trust
              AIM Special Opportunities Funds
              AIM Summit Fund, Inc.
              AIM Tax-Exempt Funds, Inc.

       (b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.:

Name and Principal           Position and Offices                           Position and Offices
Business Address*            with Principal Underwriter                     with Registrant
----------------             --------------------------                     ---------------
Charles T. Bauer             Chairman of the Board of Directors             Chairman & Director

Michael J. Cemo              President & Director                           None

Gary T. Crum                 Director                                       Senior Vice President

Robert H. Graham             Senior Vice President & Director               President & Director

William G. Littlepage        Senior Vice President & Director               None

James L. Salners             Senior Vice President                          None

John Caldwell                Senior Vice President                          None

Gordon J. Sprague            Senior Vice President                          None

Michael C. Vessels           Senior Vice President                          None

Marilyn M. Miller            Senior Vice President                          None





---------------------

     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046

Name and Principal           Position and Offices                           Position and Offices
Business Address*            with Principal Underwriter                     with Registrant
----------------             --------------------------                     ---------------
B. J. Thompson               First Vice President                           None

John J. Arthur               Vice President & Treasurer                     Senior Vice President & Treasurer

Ofelia M. Mayo               Vice President, General Counsel                Assistant Secretary
                             & Assistant Secretary

William H. Kleh              Vice President                                 None

Carol F. Relihan             Vice President                                 Senior Vice President &
                                                                            Secretary

James R. Anderson            Vice President                                 None

Mary K. Coleman              Vice President                                 None

Melville B. Cox              Vice President; Chief Compliance Officer       Vice President

Charles R. Dewey             Vice President                                 None

Sidney M. Dilgren            Vice President                                 None

Tony D. Green                Vice President                                 None

Terri L. Ransdell            Vice President                                 None

Kamala C. Sachidanandan      Vice President                                 None

Frank V. Serebrin            Vice President                                 None

Christopher T. Simutis       Vice President                                 None

Robert D. Van Sant, Jr.      Vice President                                 None

Gary K. Wendler              Vice President                                 None

Kathleen J. Pflueger         Secretary                                      Assistant Secretary

David E. Hessel              Assistant Vice President,                      None
                             Assistant Treasurer & Controller


---------------------

     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046

Name and Principal           Position and Offices                           Position and Offices
Business Address*            with Principal Underwriter                     with Registrant
----------------             --------------------------                     ---------------
Luke P. Beausoleil           Assistant Vice President                       None

Tisha Christopher            Assistant Vice President                       None

Glenda Dayton                Assistant Vice President                       None

Mary E. Gentempo             Assistant Vice President                       None

Kathleen M. Douglas          Assistant Vice President                       None

Terri N. Fiedler             Assistant Vice President                       None

Jeffrey L. Horne             Assistant Vice President                       None

Melissa E. Hudson            Assistant Vice President                       None

Jodie L. Johnson             Assistant Vice President                       None

Kathryn A. Jordan            Assistant Vice President                       None

Kim T. Lankford              Assistant Vice President                       None

Wayne W. LaPlante            Assistant Vice President                       None

Ivy B. McLemore              Assistant Vice President                       None

David B. O'Neil              Assistant Vice President                       None

Patricia M. Shyman           Assistant Vice President                       None

Nicholas D. White            Assistant Vice President                       None

Norman W. Woodson            Assistant Vice President                       None

Nancy L. Martin              Assistant General Counsel &                    Assistant Secretary
                             Assistant Secretary

Samuel D. Sirko              Assistant General Counsel &                    Assistant Secretary
                             Assistant Secretary

Stephen I. Winer             Assistant Secretary                            Assistant Secretary





---------------------

     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046

       (c)  Not Applicable


Item 30.      Location of Accounts and Records

       With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

       A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 31.      Management Services

       Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

              None.

Item 32.      Undertakings

       (a)    Not Applicable

       (b)    Not Applicable

       (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 2nd day of October, 1998.

                                  REGISTRANT: AIM VARIABLE INSURANCE FUNDS, INC.


                                  By:  /s/ ROBERT H. GRAHAM
                                      ------------------------------------------
                                            Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                      TITLE                      DATE
         ----------                      -----                      ----

 /s/ CHARLES T. BAUER             Chairman & Director              10/2/98
-----------------------
   (Charles T. Bauer)

 /s/ ROBERT H. GRAHAM            Director & President              10/2/98
-----------------------      (Principal Executive Officer)
   (Robert H. Graham)

/s/ BRUCE L. CROCKETT                  Director                    10/2/98
-----------------------
   (Bruce L. Crockett)

  /s/ OWEN DALY II                     Director                    10/2/98
-----------------------
   (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                Director                    10/2/98
-----------------------
 (Edward K. Dunn, Jr.)

  /s/ JACK FIELDS                      Director                    10/2/98
-----------------------
   (Jack Fields)

  /s/ CARL FRISCHLING                  Director                    10/2/98
-----------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                 Director                    10/2/98
-----------------------
   (Prema Mathai-Davis)

 /s/ LEWIS F. PENNOCK                  Director                    10/2/98
-----------------------
   (Lewis F. Pennock)

 /s/ IAN W. ROBINSON                   Director                    10/2/98
-----------------------
   (Ian W. Robinson)

  /s/ LOUIS S. SKLAR                   Director                    10/2/98
-----------------------
   (Louis S. Sklar)

  /s/ JOHN J. ARTHUR            Senior Vice President &            10/2/98
-----------------------     Treasurer (Principal Financial
   (John J. Arthur)             and Accounting Officer)

                               INDEX TO EXHIBITS


 Exhibit
    No.
 -------
    1       (a)    Articles Supplementary to Articles of Incorporation of Registrant, as filed in the State of
                   Maryland on September 30, 1998

    5       (a)    Form of Amendment No. 2 to Master Investment Advisory Agreement, dated February 28, 1997, between
                   Registrant and A I M Advisors, Inc.

            (b)    Amendment No. 1, dated April 15, 1998, to Master Investment Advisory Agreement, dated February 28,
                   1997, between Registrant and A I M Advisors, Inc.

            (g)    Form of Sub-Advisory Agreement between Registrant and INVESCO Asset Management Limited

            (h)    Form of Amendment No. 2 to Foreign Country Selection and Mandatory Securities Depository
                   Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.

            (i)    Form of Amendment No. 1 to Foreign Country Selection and Mandatory Securities Depository
                   Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.

            (j)    Copy of Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation
                   Agreement between Registrant and A I M Advisors, Inc.

    6       (a)    Form of Amendment No. 2 to Master Distribution Agreement between Registrant and A I M Distributors,
                   Inc.

            (b)    Amendment No. 1, dated April 15, 1998, to Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc.

    8       (a)    Copy of Amendment, dated September 9, 1998 to Custodian Agreement, dated March 31, 1993, between
                   Registrant and State Street Bank and Trust Company

    9       (c)    Form of Amendment No. 1 to Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc.

            (d)    Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and
                   A I M Advisors, Inc.

            (j)    Copy of Amendment No. 1, dated June 15, 1998, to Participation Agreement dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.

            (s)    Copy of Amendment No. 1, dated June 23, 1998, to Participation Agreement dated December 3, 1997, between Registrant and Security Life of Denver.

            (ee)   Copy of Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance
                   Company of New York.

            (gg)   Copy of Amendment No. 2, dated August 1, 1998 to Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.

            (jj)   Copy of Amendment No. 1, dated November 7, 1997 to Participation Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.

            (ll)   Copy of Amendment No. 3, dated January 26, 1998 to Participation  Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.

            (mm)   Copy of Amendment No. 4, dated May 1, 1998 to Participation Agreement dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.

            (vv)   Copy of Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and
                   Annuity Insurance Company.

            (ww)   Copy of Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life
                   Insurance and Annuity Company.

            (xx)   Copy of Participation Agreement, dated June 1, 1998, between Registrant and American General Life
                   Insurance Company.

            (yy)   Copy of Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica
                   Financial Life Insurance Company.

            (zz)   Copy of Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance
                   Company.

            (aaa)  Copy of Participation Agreement, dated February 2, 1998, between Registrant and The Guardian
                   Insurance & Annuity Company.

            (bbb)  Copy of Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance
                   Company.

            (ccc)  Copy of Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance
                   Company.

            (ddd)  Copy of Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life
                   Insurance Company.

            (eee)  Copy of Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life
                   Insurance Company.

            (fff)  Copy of Amendment No. 1, dated June 30, 1998 to Participation Agreement dated May 1, 1998, between
                   Registrant and PFL Life Insurance Company.

            (ggg)  Copy of Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance
                   Company.

            (hhh)  Copy of Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance
                   Company of Canada (U.S.).

            (iii)  Copy of Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity
                   Insurance Company.

    10      (e)    Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds

            (f)    Consent of Messrs. Tait, Weller & Baker

    13      (a)    Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I.
                   Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund